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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

GARTMORE MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA 19428

(Address of principal executive offices) (Zip code)

ERIC E. MILLER, Esq.

1200 RIVER ROAD

SUITE 1000

Conshohocken, PA 19428

(Name and address of agent for service)

Registrant’s telephone number, including area code: (484) 530-1300

Date of fiscal year end: 10/31/2005

Date of reporting period: 07/31/2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12-12-14 of Regulation S-X [17 CFR §§ 210.12-12-12-14]. The schedules need not be audited.

Gartmore Growth Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.7%)
Aerospace & Defense (1.8%)

Boeing Co. (The)	30,350	$2,003,404
United Technologies Corp.	49,330	2,501,031

		4,504,435

Agricultural Operations (0.6%)

Monsanto Co.	23,650	1,593,301

Building - Residential & Commercial (0.7%)

D.R. Horton, Inc.	46,600	1,914,328

Business Services (1.3%)

CRA International, Inc. (b)	34,800	1,851,360
Resources Connection, Inc. (b)	52,100	1,563,000

		3,414,360

Chemicals (0.3%)

Sigma-Aldrich Corp.	13,300	853,328

Computer Equipment (7.2%)

Cisco Systems, Inc. (b)	382,660	7,327,939
Dell, Inc. (b)	139,220	5,634,233
EMC Corp. (b)	177,800	2,434,082
M-Systems Flash Disk Pioneers Ltd. ADR - IL (b)	37,900	979,715
McAfee, Inc. (b)	65,100	2,044,140

		18,420,109

Computer Software & Services (11.8%)

Cognizant Technology Solutions Corp., Class A (b)	40,580	1,991,666
eBay, Inc. (b)	54,850	2,291,633
Google, Inc. (b)	8,570	2,466,103
Intel Corp.	325,950	8,846,283
Microsoft Corp.	301,380	7,718,342
TIBCO Software, Inc. (b)	181,900	1,398,811
VeriSign, Inc. (b)	117,520	3,091,951
Yahoo!, Inc. (b)	70,334	2,344,936

		30,149,725

Consumer Products (1.7%)

Colgate-Palmolive Corp.	37,490	1,984,721
Estee Lauder Cos., Class A	58,520	2,290,472

		4,275,193

Entertainment Software (1.0%)

Activision, Inc. (b)	67,850	1,380,069
Electronic Arts, Inc. (b)	22,030	1,268,928

		2,648,997

Financial Services (5.7%)

American Express Corp.	58,850	3,236,750
Capital One Financial Corp.	40,200	3,316,500
Chicago Mercantile Exchange Holdings, Inc.	7,150	2,152,508
Franklin Resources, Inc.	22,020	1,779,656
Goldman Sachs Group, Inc.	24,300	2,611,764
Schwab (Charles) Corp.	101,000	1,383,700

		14,480,878

Food & Beverage (2.6%)

Coca Cola Co. (The)	46,850	2,050,156
PepsiCo, Inc.	85,550	4,665,042

		6,715,198

Healthcare (13.6%)

Abbott Laboratories, Inc.	66,750	3,112,553
Abgenix, Inc. (b)	86,900	901,153
Amgen, Inc. (b)	72,658	5,794,475
Genentech, Inc. (b)	19,750	1,764,268
Johnson & Johnson	136,970	8,760,600
Medco Health Solutions, Inc. (b)	44,770	2,168,659
St. Jude Medical, Inc. (b)	73,700	3,494,117
UnitedHealth Group, Inc.	85,700	4,482,110
WellPoint, Inc. (b)	55,930	3,956,488

		34,434,423

Hotels & Casinos (3.5%)

Harrah’s Entertainment, Inc.	20,250	1,594,485
Marriott International, Inc.	36,140	2,474,506
Starwood Hotels & Resorts Worldwide, Inc.	37,710	2,387,797
Station Casinos, Inc.	35,260	2,589,847

		9,046,635

Instruments - Scientific (0.5%)

Fisher Scientific International, Inc. (b)	19,920	1,335,636

Manufacturing (8.1%)

American Standard Cos., Inc.	43,760	1,937,693
Danaher Corp.	46,690	2,588,961
Garmin Ltd.	22,540	1,237,221
General Electric Corp.	286,740	9,892,529
Ingersoll-Rand Co., Class A	22,000	1,719,740
Precision Castparts Corp.	16,080	1,446,878
Textron, Inc.	24,150	1,791,206

		20,614,228

Medical & Medical Services (4.3%)

Charles River Laboratories International, Inc. (b)	39,000	1,899,300
Genzyme Corp. (b)	18,750	1,395,188
Invitrogen Corp. (b)	37,150	3,186,355
Kinetic Concepts, Inc. (b)	35,160	2,108,545
Stryker Corp.	25,850	1,398,227
Symmetry Medical, Inc. (b)	39,500	984,735

		10,972,350

Multimedia (1.6%)

Monster Worldwide, Inc. (b)	50,110	1,521,841
Walt Disney Co. (The)	98,410	2,523,232

		4,045,073

Oil & Gas (4.1%)

Baker Hughes, Inc.	24,010	1,357,525
Burlington Resources, Inc.	33,200	2,128,452
Praxair, Inc.	51,270	2,532,225
Transocean, Inc. (b)	45,280	2,555,151
Weatherford International Ltd. (b)	30,170	1,909,158

		10,482,511

Pharmaceuticals (3.0%)

Eli Lilly & Co.	44,860	2,526,515
Schering-Plough Corp.	130,450	2,715,969
Wyeth	54,850	2,509,388

		7,751,872

Restaurants (0.9%)

Darden Restaurants, Inc.	66,569	2,309,944

Retail (13.2%)

American Eagle Outfitters, Inc.	58,050	1,912,748
Brinker International, Inc. (b)	52,050	2,128,845
Coach, Inc. (b)	36,300	1,274,493
CVS Corp.	108,360	3,362,411
Home Depot, Inc.	110,335	4,800,675
Kohl’s Corp. (b)	60,970	3,435,660
Lowe’s Cos., Inc.	73,190	4,846,641
Nordstrom, Inc.	52,000	1,924,520
Rare Hospitality International, Inc. (b)	45,320	1,412,171
Staples, Inc.	85,250	1,941,143
Target Corp.	57,035	3,350,806
Wal-Mart Stores, Inc.	65,468	3,230,846

		33,620,959

Semiconductors (4.9%)

Advanced Micro Devices, Inc. (b)	71,000	1,425,680
Analog Devices, Inc.	78,700	3,085,040
Applied Materials, Inc.	124,600	2,300,116
Broadcom Corp., Class A (b)	72,690	3,108,951
Texas Instruments, Inc.	83,400	2,648,784

		12,568,571

Telecommunications (6.9%)

Comverse Technology, Inc. (b)	143,960	3,640,748
Corning, Inc. (b)	119,000	2,266,950
Juniper Networks, Inc. (b)	100,550	2,412,195
Motorola, Inc.	100,290	2,124,142
Neustar, Inc. (b)	36,900	1,033,200
QUALCOMM, Inc.	88,800	3,506,712
Sprint Corp.	97,000	2,609,300

		17,593,247

Transportation (0.4%)

C.H. Robinson Worldwide, Inc.	16,960	1,061,187

Total Common Stocks		254,806,488

Commercial Paper (1.6%)
Financial Services (1.6%)

Countrywide Home Loans, 3.32%, 08/01/05	$3,995,000	$3,995,000

Total Commercial Paper		3,995,000

Short-Term Securities Held as Collateral for Securities Lending (5.5%)

Pool of short-term securities for Gartmore	$13,932,074	13,932,074

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		13,932,074

Total Investments (Cost $251,057,312) (a) - 106.7%		272,733,562
Liabilities in excess of other assets - (6.7)%		(17,201,489)

NET ASSETS - 100.0%		$255,532,073

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
CA	Canada
IL	Israel

Gartmore Large Cap Value Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.9%)
Aerospace & Defense (0.7%)

Northrop Grumman Corp.	4,400	$243,980

Air Freight & Logistics (0.8%)

FedEx Corp.	3,400	285,906

Automobiles (0.6%)

Ford Motor Co.	19,000	204,060

Banks (12.1%)

Bank of America Corp.	35,218	1,535,505
North Fork Bancorp, Inc.	14,700	402,633
U.S. Bancorp	19,900	598,194
Wachovia Corp.	13,100	659,978
Washington Mutual, Inc.	12,700	539,496
Wells Fargo Co.	8,700	533,658

		4,269,464

Chemicals (2.1%)

Lyondell Chemical Co.	15,200	424,688
Monsanto Co.	4,900	330,113

		754,801

Communications Equipment (0.7%)

Lucent Technologies, Inc. (b)	79,800	233,814

Computers & Peripherals (1.8%)

Apple Computer, Inc. (b)	10,300	439,295
International Business Machines Corp.	2,300	191,958

		631,253

Data Processing & Management (0.6%)

Automatic Data Processing, Inc.	5,000	222,050

Diversified Financials (14.6%)

Citigroup, Inc.	33,360	1,451,160
Countrywide Credit Industries, Inc.	13,198	475,128
Freddie Mac	2,100	132,888
Goldman Sachs Group, Inc.	3,900	419,172
J.P. Morgan Chase & Co.	25,528	897,054
Lehman Brothers Holdings, Inc.	5,000	525,650
Merrill Lynch & Co., Inc.	9,500	558,410
Morgan Stanley Dean Witter & Co.	4,100	217,505
New Century Financial Corp.	3,700	193,806
Providian Financial Corp. (b)	14,800	279,720

		5,150,493

Diversified Telecommunication Services (5.6%)

Bellsouth Corp.	14,000	386,400
Nextel Communications, Inc. (b)	4,900	170,520
SBC Communications, Inc.	26,100	638,145
Verizon Communications, Inc.	22,300	763,329

		1,958,394

Electric Utilities (6.8%)

Duke Power Co.	11,400	336,756
Edison International	12,100	494,648
Emerson Electric Co.	2,700	177,660
Entergy Corp.	3,700	288,378
Exelon Corp.	13,000	695,760
TXU Corp.	4,800	415,872

		2,409,074

Electronics (0.5%)

Altera Corp. (b)	7,800	170,586

Electronics - Military (0.8%)

L-3 Communications Holdings, Inc.	3,500	273,805

Food & Beverages (2.2%)

Archer-Daniels-Midland Co.	16,200	371,628
Constellation Brands, Inc. (b)	8,000	219,200
Pilgrim’s Pride Corp.	4,600	174,110

		764,938

Gas Utilities (1.0%)

Sempra Energy	8,500	361,250

Health Care Providers & Services (1.4%)

Aetna, Inc.	4,100	317,340
PacifiCare Health Systems, Inc. (b)	2,100	160,020

		477,360

Hotels & Motels (0.9%)

Marriott International, Inc., Class A	4,600	314,962

Household Products (0.9%)

Colgate-Palmolive Co.	3,500	185,290
Procter & Gamble Co.	2,600	144,638

		329,928

Insurance (5.9%)

ACE Ltd.	10,500	485,205
Allstate Corp. (The)	7,800	477,828
American International Group, Inc.	5,150	310,030
Hartford Financial Services Group, Inc.	4,800	386,736
St. Paul Travelers Cos., Inc. (The)	9,500	418,190

		2,077,989

Machinery (0.8%)

Paccar, Inc.	4,050	292,491

Media (4.6%)

Comcast Corp. (b)	16,900	519,337
Gannett Co., Inc.	2,400	175,104
Time Warner, Inc. (b)	31,000	527,620
Walt Disney Co. (The)	15,500	397,420

		1,619,481

Metals & Mining (0.6%)

United States Steel Corp.	4,900	208,985

Multi-Sector Companies (1.7%)

General Electric Co.	10,100	348,450
Textron, Inc.	3,200	237,344

		585,794

Oil & Gas (14.2%)

Anadarko Petroleum Corp.	3,500	309,225
ChevronTexaco Corp.	10,700	620,707
ConocoPhillips	15,000	938,850
Devon Energy Corp.	7,300	409,457
Exxon Mobil Corp.	27,900	1,639,125
Kerr-McGee Corp.	4,700	376,987
Tesoro Petroleum Corp.	4,800	231,456
Valero Energy Corp.	5,300	438,734

		4,964,541

Packaging & Containers (0.4%)

Sonoco Products Co.	5,100	141,780

Paper & Forest Products (1.0%)

Georgia Pacific Corp.	10,500	358,575

Pharmaceuticals (5.1%)

Bristol-Myers Squibb Co.	8,200	204,836
Merck & Co., Inc.	12,000	372,720
Pfizer, Inc.	35,900	951,350
Wyeth	6,100	279,075

		1,807,981

Printing & Publishing (0.9%)

Donnelley (R.R.) & Sons Co.	8,400	302,820

Railroads (0.9%)

Norfolk Southern Corp.	8,200	305,122

Real Estate (3.3%)

General Growth Properties, Inc.	9,000	413,820
HRPT Properties Trust	14,300	184,327
MDC Holdings, Inc.	4,400	375,848
Vornado Realty Trust	2,200	195,008

		1,169,003

Retail (3.5%)

AutoZone, Inc. (b)	3,100	302,064
Costco Wholesale Corp.	9,200	422,924
Federated Department Stores, Inc.	3,900	295,893
V.F. Corp.	3,800	224,352

		1,245,233

Software (0.5%)

Microsoft Corp.	7,517	192,510

Tobacco (1.4%)

Altria Group, Inc.	7,200	482,112

Total Common Stocks		34,810,535

Cash Equivalents (0.9%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $333,176)	$333,088	$333,088

Total Cash Equivalents		333,088

Short-Term Securities Held as Collateral for Securities Lending (7.1%)

Pool of short-term securities for Gartmore	2,503,550	2,503,550

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $32,063,791) (a) - 106.9%		37,647,173
Liabilities in excess of other assets - (6.9)%		(2,425,245)

NET ASSETS - 100.0%		$35,221,928

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore Nationwide Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.8%)
Aerospace & Defense (1.5%)

General Dynamics Corp.	20,800	$2,395,952
Lockheed Martin Corp.	45,800	2,857,920
Northrop Grumman Corp.	204,808	11,356,604
United Technologies Corp.	66,000	3,346,200

		19,956,676

Apparel (0.0%)

V.F. Corp.	10,135	598,370

Automotive (0.7%)

Autoliv, Inc.	126,500	5,635,575
Johnson Controls, Inc.	70,600	4,055,264

		9,690,839

Banks (4.9%)

AmSouth Bancorp	40,400	1,127,564
Bank of America Corp.	733,314	31,972,490
Bank of New York Co., Inc. (The)	81,144	2,497,612
Centerstate Bank of Florida, Inc.	11,590	388,497
Comerica, Inc.	19,000	1,160,900
J.P. Morgan Chase & Co.	171,680	6,032,835
Mellon Financial Corp.	109,612	3,338,782
National City Corp.	30,400	1,122,064
PNC Bank Corp.	66,000	3,618,120
Popular, Inc.	15,000	387,000
State Street Corp.	26,800	1,333,032
Suntrust Banks, Inc.	30,600	2,225,232

		55,204,128

Broadcast Media & Cable Television (1.3%)

Comcast Corp., Class A (b)	348,026	10,694,839
McGraw-Hill Cos., Inc. (The)	13,000	598,130
Viacom, Inc., Class B	189,711	6,353,421

		17,646,390

Building - Residential & Commercial (0.6%)

D.R. Horton, Inc.	11,130	457,220
Lennar Corp.	50,200	3,376,954
Pulte Homes, Inc.	39,393	3,687,973

		7,522,147

Cable Television (0.3%)

EchoStar Communications Corp.	148,881	4,275,862

Capital Goods (0.5%)

PACCAR, Inc.	62,125	4,486,668
Parker Hannifin Corp.	28,000	1,840,160

		6,326,828

Casino Hotels (0.9%)

Boyd Gaming Corp.	38,800	2,034,672
Starwood Hotels & Resorts Worldwide, Inc.	162,585	10,294,882

		12,329,554

Chemicals (1.0%)

Air Products & Chemicals, Inc.	15,600	932,256
Albemarle Corp.	58,160	2,215,896
Ashland, Inc.	70,700	4,344,515
Dow Chemical Co.	88,028	4,220,943
Mosaic Co. (The) (b)	37,400	650,760
Olin Corp.	75,300	1,381,755

		13,746,125

Coal (0.3%)

Peabody Energy Corp.	63,804	4,194,475

Computer Equipment (3.7%)

Cisco Systems, Inc. (b)	261,036	4,998,839
Dell, Inc. (b)	583,472	23,613,112
EMC Corp. (b)	253,150	3,465,624
Hewlett-Packard Co.	290,100	7,142,262
International Business Machines Corp.	61,561	5,137,881
Seagate Technology	260,160	5,039,299

		49,397,017

Computer Software & Services (8.4%)

Affiliated Computer Services, Inc., Class A (b)	61,591	3,077,702
Business Objects S.A. ADR - FR (b)	47,112	1,555,167
CheckFree Corp. (b)	58,400	1,977,424
Cognizant Technology Solutions Corp., Class A (b)	101,599	4,986,479
Computer Sciences Corp. (b)	73,500	3,364,830
eBay, Inc. (b)	57,500	2,402,350
Electronic Data Systems Corp.	230,750	4,746,528
Intel Corp.	890,595	24,170,748
Microsoft Corp.	1,479,320	37,885,386
Oracle Corp. (b)	659,800	8,960,084
RadioShack Corp.	256,524	6,020,618
Satyam Computer Services Ltd.	61,956	1,770,702
VeriSign, Inc. (b)	203,111	5,343,850
Yahoo!, Inc. (b)	208,761	6,960,092

		113,221,960

Construction & Building Materials (0.6%)

Builders FirstSource, Inc. (b)	78,000	1,560,000
Lafarge North America, Inc.	81,750	5,704,515
Masco Corp.	36,400	1,234,324

		8,498,839

Consumer Products (1.1%)

Colgate-Palmolive Corp.	124,534	6,592,830
Estee Lauder Cos., Class A	151,078	5,913,193
Kimberly-Clark Corp.	12,000	765,120
Sherwin-Williams Co.	22,000	1,047,420

		14,318,563

Containers (0.5%)

Ball Corp.	90,750	3,443,963
Bemis Inc.	33,900	915,300
Owens - Illinois, Inc. (b)	61,640	1,581,066
Sealed Air Corp. (b)	6,900	366,114

		6,306,443

Electric - Integrated (0.6%)

AES Corp. (b)	165,168	2,650,946
American Power Conversion Corp.	20,000	562,200
Constellation Energy Group	90,250	5,433,953

		8,647,099

Electronics (0.9%)

Amphenol Corp.	9,400	418,676
Arrow Electronics, Inc. (b)	150,300	4,512,006
Microchip Technology, Inc.	210,373	6,536,289
Rockwell Collins, Inc.	22,800	1,112,640

		12,579,611

Financial Services (8.9%)

A.G. Edwards, Inc.	10,400	460,720
American Express Corp.	120,100	6,605,500
Bear Stearns Cos., Inc. (The)	106,200	10,844,082
Capital One Financial Corp.	103,444	8,534,130
Citigroup, Inc.	123,627	5,377,775
Compass Bancshares, Inc.	10,000	482,100
E*TRADE Group, Inc. (b)	35,000	542,850
First American Financial Corp.	137,200	6,029,940
Golden West Financial Corp.	6,600	429,792
Goldman Sachs Group, Inc.	140,061	15,053,756
Greenhill & Co., Inc.	5,000	191,800
Hudson City Bancorp, Inc.	776,158	9,181,949
KKR Financial Corp. (b)	251,400	6,154,272
Lehman Brothers Holdings, Inc.	173,149	18,203,154
Merrill Lynch & Co., Inc.	125,375	7,369,543
Morgan Stanley	16,282	863,760
Northern Trust Corp.	8,030	407,924
Prudential Financial, Inc.	156,550	10,473,195
T. Rowe Price Group, Inc.	10,000	663,500
UBS AG	28,000	2,294,880
Wachovia Corp.	155,793	7,848,851
Washington Mutual, Inc.	121,880	5,177,462
Wells Fargo & Co.	154,721	9,490,586

		132,681,521

Food & Beverage (2.4%)

Archer-Daniels-Midland Co.	209,500	4,805,930
Brown-Forman Corp., Class B	15,000	876,750
Campbell Soup Co.	112,461	3,469,422
Constellation Brands, Inc. (b)	154,000	4,219,600
Hershey Foods Corp.	30,000	1,916,100
Hormel Foods Corp.	146,600	4,340,826
Pepsi Bottling Group, Inc. (The)	25,800	752,328
PepsiCo, Inc.	200,358	10,925,521
Smithfield Foods, Inc. (b)	54,606	1,426,309

		32,732,786

Healthcare (8.6%)

Aetna, Inc.	102,790	7,955,946
Amgen, Inc. (b)	151,384	12,072,874
Bausch & Lomb, Inc.	44,350	3,754,228
Becton Dickinson & Co.	69,350	3,839,910
Bristol-Myers Squibb Co.	141,835	3,543,038
Johnson & Johnson	626,973	40,101,192
Medco Health Solutions, Inc. (b)	62,550	3,029,922
Medtronic, Inc.	120,836	6,517,894
Triad Hospitals, Inc. (b)	112,500	5,587,875
UnitedHealth Group, Inc.	376,372	19,684,256
WellPoint, Inc. (b)	136,774	9,675,393

		115,762,528

Instruments - Scientific (0.5%)

Fisher Scientific International, Inc. (b)	91,850	6,158,543

Instruments—Controls (0.4%)

Thermo Electron Corp. (b)	163,177	4,872,465

Insurance (4.4%)

ACE Ltd.	11,560	534,188
Allstate Corp. (The)	246,793	15,118,538

American International Group, Inc.	124,295	7,482,559
Aon Corp.	44,400	1,129,536
Assurant, Inc.	146,921	5,428,731
Chubb Corp.	88,350	7,847,247
Hartford Financial Services Group, Inc. (The)	89,150	7,182,816
Loews Corp.	68,050	5,691,022
Manulife Financial Corp.	20,300	1,021,090
MetLife, Inc.	146,324	7,190,361
Old Republic International Corp.	32,400	850,824

		59,476,912

Machinery (0.2%)

Caterpillar, Inc.	28,400	1,531,044
Deere & Co.	7,000	514,710

		2,045,754

Manufacturing (4.1%)

3M Co.	67,900	5,092,500
American Standard Cos., Inc.	45,133	1,998,489
Danaher Corp.	61,736	3,423,261
General Electric Corp.	854,302	29,473,420
Illinois Tool Works, Inc.	24,200	2,072,730
Ingersoll-Rand Co., Class A	54,064	4,226,183
Mattel, Inc.	23,000	428,950
PPG Industries, Inc.	43,000	2,796,290
Rockwell International Corp.	18,000	927,180
Tyco International Ltd.	183,367	5,587,192

		56,026,195

Medical Products (0.9%)

AmerisourceBergen Corp.	48,300	3,467,457
Genzyme Corp. (b)	111,606	8,304,602

		11,772,059

Metal Processors (0.4%)

Timken Co.	203,750	5,393,263

Metals (1.2%)

Phelps Dodge Corp.	100,865	10,737,079
Southern Peru Copper Corp.	100,660	5,153,792

		15,890,871

Multimedia (2.3%)

ATI Technologies, Inc. (b)	133,900	1,685,801
DreamWorks Animation SKG, Inc. (b)	13,600	320,280
Monster Worldwide, Inc. (b)	133,786	4,063,081
News Corp.	314,570	5,152,657
Time Warner, Inc. (b)	657,060	11,183,161
Walt Disney Co. (The)	346,946	8,895,695

		31,300,675

Natural Gas (0.7%)

ONEOK, Inc.	11	384
Sempra Energy	234,150	9,951,375

		9,951,759

Office Equipment & Supplies (0.6%)

Pitney Bowes, Inc.	89,900	4,007,742
Xerox Corp. (b)	281,400	3,717,294

		7,725,036

Oil & Gas (8.5%)

Anadarko Petroleum Corp.	29,000	2,562,150
Apache Corp.	74,803	5,116,525
BJ Services Co.	55,100	3,360,549
Bois d’ Arc Energy, Inc. (b)	78,480	1,197,605
ChevronTexaco Corp.	516,125	29,940,411

ConocoPhillips	232,236	14,535,651
ENSCO International, Inc.	9,000	363,420
Exxon Mobil Corp.	533,433	31,339,189
Kerr-McGee Corp.	24,600	1,973,166
Marathon Oil Corp.	60,063	3,505,277
Nabors Industries Ltd. (b)	130,428	8,536,513
National-Oilwell, Inc. (b)	96,400	5,046,540
Newfield Exploration Co. (b)	18,600	790,314
Occidental Petroleum Corp.	14,200	1,168,376
Praxair, Inc.	89,270	4,409,045
Transocean, Inc. (b)	8,100	457,083
Weatherford International Ltd. (b)	15,200	961,856

		115,263,670

Paper & Forest Products (1.2%)

International Paper Co.	296,846	9,380,334
Weyerhaeuser Co.	106,950	7,377,411

		16,757,745

Pharmaceuticals (1.4%)

Pfizer, Inc.	583,275	15,456,788
Wyeth	86,100	3,939,075

		19,395,863

Radio (0.0%)

Westwood One, Inc.	21,400	435,918

Railroads (3.3%)

Burlington Northern Santa Fe Corp.	428,000	23,219,000
CSX Corp.	61,700	2,809,818
Norfolk Southern Corp.	444,713	16,547,771
Union Pacific Corp.	20,300	1,427,293

		44,003,882

Restaurants (0.6%)

Darden Restaurants, Inc.	251,379	8,722,851

Retail (6.5%)

Albertson’s, Inc.	580,413	12,368,602
American Eagle Outfitters, Inc.	110,000	3,624,500
Carmike Cinemas, Inc.	28,700	866,166
Costco Wholesale Corp.	141,050	6,484,069
CVS Corp.	275,300	8,542,559
Dollar General Corp.	145,248	2,951,439
Federated Department Stores, Inc.	56,200	4,263,894
Foot Locker, Inc.	19,000	475,000
Home Depot, Inc.	114,237	4,970,452
Kohl’s Corp. (b)	112,400	6,333,740
Kroger Co. (b)	105,134	2,086,910
McDonald’s Corp.	209,191	6,520,483
Office Depot, Inc. (b)	162,338	4,607,152
Safeway, Inc.	144,289	3,506,223
Staples, Inc.	275,720	6,278,144
SUPERVALU, Inc.	108,400	3,837,360
Target Corp.	40,619	2,386,366
TJX Cos., Inc. (The)	98,300	2,311,033
Wal-Mart Stores, Inc.	101,754	5,021,560

		87,435,652

Search and Navigation Equipment (0.6%)

Raytheon Co.	195,450	7,687,049

Semiconductors (2.4%)

Advanced Micro Devices, Inc. (b)	293,000	5,883,440
Analog Devices, Inc.	15,000	588,000
Applied Materials, Inc.	49,300	910,078
KLA-Tencor Corp.	42,300	2,186,910

Linear Technology Corp.	18,000	699,480
Maxim Integrated Products, Inc.	154,882	6,484,909
Micron Technology, Inc. (b)	780,972	9,277,947
Texas Instruments, Inc.	125,460	3,984,610
Xilinx, Inc.	67,845	1,923,406

		31,938,780

Steel (0.3%)

Carpenter Technology Corp.	25,500	1,597,320
Nucor Corp.	32,300	1,791,035
United States Steel Corp.	18,100	771,965

		4,160,320

Technology (0.3%)

Ingram Micro, Inc. (b)	250,750	4,673,980

Telecommunications (4.1%)

ALLTEL Corp.	112,300	7,467,950
BCE, Inc.	79,400	1,918,304
Corning, Inc. (b)	114,570	2,182,559
Harris Corp.	116,250	4,309,388
Juniper Networks, Inc. (b)	20,000	479,800
Motorola, Inc.	436,514	9,245,367
SBC Communications, Inc.	420,099	10,271,420
Sprint Corp.	208,614	5,611,717
Verizon Communications, Inc.	395,419	13,535,191

		55,021,696

Tire & Rubber (0.0%)

Cooper Tire & Rubber Co.	9,500	191,140

Tobacco (2.0%)

Altria Group, Inc.	311,000	20,824,560
Reynolds American, Inc.	74,000	6,164,940

		26,989,500

Transportation (1.7%)

FedEx Corp.	58,500	4,919,265
J.B. Hunt Transport Services, Inc.	310,222	6,089,658
Oshkosh Truck Corp.	14,200	1,204,160
Southwest Airlines Co.	183,434	2,602,928
United Parcel Service, Inc., Class B	102,900	7,508,613

		22,324,624

Travel (0.5%)

Royal Caribbean Cruises Ltd.	155,576	7,070,929

Utilities (1.0%)

Dominion Resources, Inc.	22,100	1,632,306
Duke Energy Corp.	269,000	7,946,260
KeySpan Corp.	28,800	1,171,872
Progress Energy, Inc.	35,000	1,561,350
Southern Co. (The)	19,000	664,810

		12,976,598

Total Common Stocks		1,321,301,490

Commercial Papers (3.7%)
Financial Services (3.0%)

Countrywide Home Loans, 3.32%, 08/01/05	41,093,000	41,093,000

Food & Beverage (0.7%)

Sara Lee Corp., 3.28%, 08/05/05	9,255,000	9,251,627

Total Commercial Papers		50,344,627

Short-Term Securities Held as Collateral for Securities Lending (6.0%)

Pool of short-term securities for Gartmore	80,869,502	80,869,502

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $1,336,355,741) (a) - 107.5%		1,452,515,619
Liabilities in excess of other assets - (7.5)%		(100,755,820)

NET ASSETS - 100.0%		$1,351,759,799

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
FR	France

At July 31, 2005, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
15	S&P 500	09/15/05	$4,638,000	$114,952

Gartmore Mid Cap Growth Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.7%)
Aerospace & Defense (3.6%)

L-3 Communications Holdings, Inc.	2,010	$157,242

Banks (3.7%)

City National Corp.	810	59,187
North Fork Bancorp, Inc.	1,770	48,480
Zions Bancorp	780	55,754

		163,421

Business Services (3.0%)

ChoicePoint, Inc. (b)	1,360	59,296
Corporate Executive Board Co.	930	75,032

		134,328

Computer Software & Services (12.1%)

Business Objectives S.A. ADR-FR (b)	3,350	110,583
CACI International, Inc., Class A (b)	600	39,474
eResearch Technology, Inc. (b)	2,680	40,334
Factset Research Systems, Inc.	1,650	60,522
Fiserv, Inc. (b)	1,380	61,231
Henry (Jack) & Associates, Inc.	2,170	41,794
Intuit, Inc. (b)	1,210	58,080
Mercury Interactive Corp. (b)	2,070	81,496
Navteq Corp. (b)	1,100	48,367

		541,881

Construction (1.4%)

D.R. Horton, Inc.	1,553	63,797

Consumer & Commercial Services (3.8%)

Alliance Data Systems Corp. (b)	1,260	53,638
Rollins, Inc.	2,860	59,746
Total System Services, Inc.	2,190	53,786

		167,170

Consumer Products (5.0%)

Ball Corp.	920	34,914
Church & Dwight, Inc.	1,080	40,554
Fortune Brands, Inc.	460	43,493
Gildan Activewear, Inc., Class A (b)	1,880	55,159
Jarden Corp. (b)	1,185	45,457

		219,577

Diagnostic Kits (0.7%)

Dade Behring Holdings, Inc.	393	29,789

Electronics (5.4%)

Amphenol Corp., Class A	1,490	66,365
Cabot Microelectronics Corp. (b)	1,340	40,294
Jabil Circuit, Inc. (b)	2,300	71,737
Microchip Technology, Inc.	1,920	59,654

		238,050

Energy (1.0%)

Headwaters, Inc. (b)	1,030	44,033

Financial Services (3.6%)

Ameritrade Holdings Corp. (b)	2,570	50,192
Investors Financial Services Corp.	3,180	109,456

		159,648

Gaming & Leisure (2.3%)

Penn National Gaming, Inc. (b)	1,790	63,993
Scientific Games Corp. (b)	1,330	36,415

		100,408

Healthcare (3.7%)

Express Scripts, Inc. (b)	1,700	88,910
St. Jude Medical, Inc. (b)	1,540	73,011

		161,921

Scientific Instruments (0.9%)

Waters Corp. (b)	880	39,846

Investment Advisory Service (1.2%)

Blackrock, Inc.	650	55,250

Medical Products & Services (7.9%)

Biomet, Inc.	1,020	38,893
Charles River Laboratories International, Inc. (b)	1,430	69,641
Fisher Scientific International, Inc. (b)	1,120	75,095
Invitrogen Corp. (b)	750	64,328
Kinetic Concept, Inc. (b)	531	31,844
ResMed, Inc. (b)	1,010	67,670

		347,471

Oil & Gas (7.4%)

EOG Resources, Inc.	1,620	98,982
Kinder Morgan, Inc.	620	55,093
Patterson-UTI Energy, Inc.	2,630	86,343
XTO Energy, Inc.	2,470	86,672

		327,090

Pharmaceuticals (3.5%)

IVAX Corp. (b)	2,742	69,866
Kos Pharmaceuticals, Inc. (b)	1,200	85,800

		155,666

Retail (8.7%)

Bed, Bath & Beyond, Inc. (b)	1,270	58,293
Cabelas, Inc. (b)	1,750	38,570
Coach, Inc. (b)	2,060	72,327
Office Depot, Inc. (b)	2,250	63,855
Staples, Inc.	3,280	74,686
Williams Sonoma, Inc. (b)	1,710	75,513

		383,244

Schools (1.3%)

Education Management Corp. (b)	1,690	58,728

Security & Commodity Exchanges (1.2%)

Chicago Mercantile Exchange	170	51,179

Semiconductors (5.8%)

KLA-Tencor Corp.	1,340	69,278
Marvel Technology Group Ltd. (b)	2,190	95,681
QLogic Corp. (b)	1,790	55,580
Sigmatel, Inc. (b)	1,110	22,233
Tessera Technologies, Inc. (b)	420	14,750

		257,522

Telecommunications (7.1%)

ADC Telecomm, Inc. Com USD0.20 (b)	2,250	58,815
Amdocs Ltd. (b)	1,700	50,473
Comverse Technology, Inc. (b)	2,140	54,121
Flir Systems, Inc. (b)	1,320	43,415

Neustar, Inc. (b)	2,030	56,840
NII Holdings, Inc. (b)	680	50,619

		314,283

Transportation (2.0%)

Knight Transportation, Inc.	1,830	43,280
Oshkosh Truck Corp.	550	46,640

		89,920

Waste Disposal (1.4%)

Stericycle, Inc. (b)	1,100	63,932

Total Common Stocks		4,325,396

Cash Equivalents (3.2%)
Banks (3.2%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $ 139,533)	139,520	139,520

Total Cash Equivalents		139,520

Total Investments (Cost $3,611,760) (a) - 100.9%		4,464,916
Liabilities in excess of other assets - (0.9)%		(38,583)

NET ASSETS - 100.0%		$4,426,333

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
FR	France

Gartmore Small Cap Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stock (98.0%)
Advertising (0.6%)

Dex Media, Inc.	8,163	$205,299

Agricultural Production (0.4%)

Delta Pine & Land Co.	5,773	154,428

Air, Water, & Solid Waste Management (0.3%)

Allied Waste Industries, Inc. (b)	14,301	122,703

Airlines (0.5%)

Frontier Airlines, Inc. (b)	4,025	49,427
Northwest Airlines, Corp. Class A (b)	14,196	66,011
Pinnacle Airlines (b)	7,818	80,604

		196,042

Apparel (0.4%)

Pacific Sunwear of California, Inc. (b)	5,356	130,633

Auto Parts & Equipment (1.7%)

Accuride Corp. (b)	12,276	150,995
Pep Boys-Manny, Moe & Jack, Inc.	10,672	145,032
Wabash National Corp.	15,029	323,274

		619,301

Banking (6.3%)

Centerstate Bank Of Florida	3,380	113,298
Colonial BancGroup, Inc. (The)	8,278	192,629
Cullen/Frost Bankers, Inc.	2,674	133,967
Dime Community Bancshares	8,709	141,260
East West Bancorp, Inc.	5,906	203,757
First Commonwealth Financial Corp.	13,386	186,735
Mainsource Financial Group, Inc.	13,273	253,249
Oriental Financial Group, Inc.	7,178	114,489
R & G Financial Corp., Class B	4,601	72,696
S.Y. Bancorp Inc.	6,020	144,480
Signature Bank (b)	9,666	290,269
Southwest Bancorp	1,785	40,966
Tompkins Trustco, Inc.	1,591	74,618
Trust Co. Bank Corp.	4,502	60,012
Wintrust Financial Corp.	3,654	195,964

		2,218,389

Beverages (0.4%)

Coca-Cola Bottling Consolidated	3,007	158,198

Book Publishing (1.0%)

Readers Digest Association	21,025	341,446

Building (1.7%)

Builders Firstsource, Inc. (b)	5,824	116,480
Comstock Homebuilding Cos., Class A (b)	9,926	279,665
Hughes Supply, Inc.	4,039	114,788
Levitt Corp.	3,061	98,044

		608,977

Business Services & Equipment (1.5%)

Dexcom, Inc. (b)	11,084	122,146
Duratek, Inc. (b)	9,213	229,357

Per-Se Technologies, Inc. (b)	1,600	36,912
Verifone Holdings, Inc. (b)	7,075	147,514

		535,929

Chemicals (1.7%)

Huntsman Corp. (b)	11,116	258,891
Olin Corp.	5,919	108,614
UAP Holding Corp.	12,430	241,142

		608,647

Coal (0.9%)

Alpha Natural Resources (b)	3,127	87,556
Arch Coal, Inc.	4,334	246,691

		334,247

Commercial Sales (0.4%)

Rush Enterprises, Inc., Class A (b)	9,018	143,386

Communications Equipment (0.8%)

Diebold, Inc.	2,861	142,134
Polycom, Inc. (b)	8,437	139,801

		281,935

Computer Equipment (0.8%)

ATI Technologies, Inc. (b)	8,857	111,510
Extreme Networks, Inc. (b)	35,535	169,857

		281,367

Computer Software & Services (5.7%)

E.Piphany, Inc. (b)	13,647	51,722
eResearch Technology, Inc. (b)	2,000	30,100
Kanbay International,Inc. (b)	9,328	206,708
Neoware Systems, Inc. (b)	11,867	130,537
NetIQ Corp. (b)	10,636	121,782
Omicell, Inc. (b)	14,068	118,593
SI International, Inc. (b)	4,456	140,409
Siebel Systems, Inc.	8,657	72,719
SSA Global Technologies, Inc. (b)	27,537	362,112
Synnex Corp. (b)	6,327	117,556
TIBCO Software, Inc. (b)	22,051	169,572
WebMethods, Inc. (b)	76,740	465,812

		1,987,622

Construction & Building Materials (2.4%)

Carlisle Companies, Inc.	2,613	172,092
Granite Construction, Inc.	3,313	113,371
Perini Corp. (b)	15,349	270,296
Superior Well Services, Inc. (b)	4,047	74,141
Terex Corp. (b)	4,407	213,387

		843,287

Drugs (0.6%)

Amylin Pharmaceuticals (b)	2,000	37,320
Guilford Pharmaceuticals, Inc. (b)	26,000	91,520
OSI Pharmaceuticals, Inc. (b)	980	40,474
Perrigo Co.	4,300	59,770

		229,084

Education (0.2%)

Corinthian Colleges, Inc. (b)	5,484	75,295

Electronics (3.0%)

Celestica, Inc. (b)	30,973	360,836
Intergrated Silicon Solution, Inc. (b)	17,341	149,566
KEMET Corp. (b)	8,461	70,903
LTX Corp. (b)	22,142	146,359
Molecular Devices Corp. (b)	600	12,762
Nu Horizons Electronics Corp. (b)	23,759	154,671

OmniVision Technologies, Inc. (b)	8,416	118,918
Pike Electric Corp. (b)	4,800	69,264

		1,083,279

Energy (3.8%)

Calpine Corp. (b)	19,018	63,140
CMS Energy Corp. (b)	12,158	192,583
Headwaters, Inc. (b)	4,225	180,619
KFx, Inc. (b)	14,992	258,912
NRG Energy, Inc. (b)	5,952	228,259
Owens & Minor, Inc.	7,828	232,022
Rossetta (b)	3,277	52,432
Warren Resources, Inc. (b)	13,480	146,662

		1,354,629

Engineering (0.5%)

URS Corp. (b)	4,702	176,090

Entertainment (1.0%)

4Kids Entertainment, Inc. (b)	11,638	233,924
Dover Downs Gaming and Entertainment, Inc.	9,074	126,310

		360,234

Financial Services (3.4%)

FirstMerit Corp.	3,137	88,746
Investors Financial Services Corp.	3,724	128,180
Ipayment, Inc. (b)	4,650	180,002
Kkr Financial Corp. (b)	13,381	327,567
MCG Capital Corp.	12,111	222,842
Radian Group, Inc.	1,798	92,741
Waddell & Reed Financial	9,510	184,779

		1,224,857

Food & Related (0.2%)

B & G Food, Inc.	6,343	86,265

Gambling (1.1%)

Boyd Gaming Corp.	4,881	255,960
Nevada Gold & Casinos, Inc. (b)	12,777	138,375

		394,335

Healthcare (1.3%)

Abgenix, Inc. (b)	3,000	31,110
Covance, Inc. (b)	3,193	158,213
Digene Corp. (b)	2,500	72,725
PSS World Medical, Inc. (b)	12,398	181,259
Wellcare Health Plans, Inc. (b)	1,000	38,320

		481,627

Hospitals (0.1%)

Sierra Health Services, Inc. (b)	270	18,209
Triad Hospitals, Inc. (b)	695	34,520

		52,729

Insurance (4.3%)

EMC Insurance Group	9,126	171,295
KMG America Corp. (b)	22,000	214,500
Platinum Underwriter Holdings, Ltd.	8,808	305,373
PMI Group, Inc. (The)	5,145	210,688
Pxre Group Ltd.	10,139	258,545
U.S.I. Holdings Corp. (b)	27,959	358,574

		1,518,975

Internet (3.3%)

Interwoven, Inc. (b)	78,808	624,159
Motive, Inc. (b)	42,616	305,983
Radware Ltd. (b)	14,195	241,741

		1,171,883

Machinery (2.0%)

Advanced Energy Industries, Inc. (b)	19,734	189,446
Blount International, Inc. (b)	8,264	145,281
NCI Building Systems (b)	6,561	253,386
Nordson Corp.	4,011	133,847

		721,960

Manufacturing (2.2%)

Actuant Corp. (b)	2,092	97,341
Grand Prideco, Inc. (b)	6,819	218,890
Integrated Device Technology, Inc. (b)	30,141	348,429
Packaging Corporation of America	6,207	131,899

		796,559

Medical (3.3%)

Adolor Corp. (b)	17,332	168,294
Advanced Medical Optics, Inc. (b)	1,595	66,304
Cutera, Inc. (b)	4,995	107,393
Immucor, Inc. (b)	481	13,213
Keryx Biopharmaceuticals, Inc. (b)	4,900	82,173
LHC Group Inc. (b)	14,500	254,910
Momenta Pharmaceuticals, Inc. (b)	10,270	257,571
Nektar Therapeutic (b)	1,481	27,784
Neurometrix, Inc. (b)	2,700	63,963
Prestige Brands Holdings, Inc. (b)	2,856	32,130
Vnus Medical Technologies (b)	8,725	108,539

		1,182,274

Metals (0.6%)

Southern Peru Copper Corp.	4,478	229,274

Oil & Gas (5.7%)

Airgas, Inc.	17,636	520,261
Alon USA Energy, Inc. (b)	5,040	89,460
Atlas Pipline	5,300	257,527
Denbury Resources, Inc. (b)	870	40,716
Energy Partners Ltd. (b)	5,070	134,152
FMC Technologies, Inc. (b)	970	35,163
Gasco Energy, Inc. (b)	19,720	77,894
Grey Wolf, Inc. (b)	25,740	197,426
National-Oilwell, Inc. (b)	2,685	140,560
Noble Energy, Inc.	478	39,440
Parallel Petroleum (b)	26,559	294,007
Tesoro Petroleum Corp.	630	30,379
Ultra Petroleum Corp. (b)	3,643	138,143

		1,995,128

Paper & Related Products (1.4%)

Abitibi Consolidated, Inc.	29,212	139,341
Ennis, Inc.	18,969	345,426

		484,767

Pharmaceuticals (2.9%)

Acadia Pharmaceuticals, Inc. (b)	29,105	277,953
Alnylam Pharmaceuticals, Inc. (b)	30,310	295,522
Nitromed, Inc. (b)	2,773	64,445
Nuvelo, Inc. (b)	43,964	402,270

		1,040,190

Radio (0.7%)

Westwood One, Inc.	12,999	264,790

Railroad Equipment (0.6%)

Freightcar America, Inc. (b)	7,162	229,614

Real Estate Investment Trusts (5.4%)

American Financial Realty Trust	20,080	289,151
Centerpoint Properties Corp.	2,599	113,992
Correctional Properties Trust	7,612	229,426
Cousins Properties, Inc.	4,391	143,147
Deerfield Triarc Capital Corp. (b)	16,666	249,990
Eagle Hospitality Properties Trust, Inc.	11,608	118,866
Global Signal, Inc.	3,474	149,035
Government Properties Trust, Inc.	4,025	39,324
HomeBanc Corp.	21,910	198,505
Hospitality Properties Trust	5,281	234,476
Washington Real Estate Investment Trust	3,474	111,689

		1,877,601

Restaurants (2.1%)

Lone Star Steakhouse & Saloon, Inc.	8,499	255,480
Ruby Tuesday, Inc.	20,194	505,254

		760,734

Retail (5.2%)

Borders Group, Inc.	7,592	188,358
Deckers Outdoor (b)	8,359	234,052
Dollar Tree Stores, Inc. (b)	3,119	77,944
DSW, Inc. Class A (b)	6,235	165,228
Elizabeth Arden, Inc. (b)	10,917	262,991
J. Jill Group, Inc. (b)	20,133	328,368
Linens ‘n Things, Inc. (b)	7,534	197,768
PETCO Animal Supplies, Inc. (b)	6,243	173,992
Spectrum Brands, Inc. (b)	5,521	171,151
West Marine, Inc. (b)	3,552	71,253

		1,871,105

Semiconductors (1.0%)

Integrated Circuit Systems, Inc. (b)	7,502	164,143
Mattson Technology, Inc. (b)	16,749	142,367
Novellus Systems, Inc. (b)	1,696	48,930

		355,440

Services (1.9%)

Gevity HR, Inc.	17,254	380,450
Servicemaster Co.	22,597	310,483

		690,933

Steel (0.6%)

L.B. Foster (b)	700	8,743
NS Group, Inc. (b)	1,940	82,352
Oregon Steel Mills, Inc. (b)	2,837	63,010
Steel Dynamics, Inc.	1,554	49,977

		204,082

Telecommunications (6.3%)

Alaska Communications Systems Group, Inc.,	4,120	40,664
Broadwing Corp. (b)	22,848	114,240
Catapult Communications Corp. (b)	13,590	221,517
Consolidated Communications Holdings, Inc. (b)	39,350	572,936
Intrado, Inc. (b)	10,041	163,769
Lightbridge, Inc. (b)	72,789	524,081
Tekelec (b)	13,700	227,557
Valor Communications Group	24,839	347,001

		2,211,765

Tire & Rubber (1.2%)

Cooper Tire & Rubber Co.	21,343	429,421

Tobacco (0.3%)

Universal Corp.	2,240	106,848

Transportation (2.9%)

Arlington Tankers Ltd.	5,143	119,266
Dryships Inc.	4,351	62,219
Eagle Bulk Shipping, Inc. (b)	14,531	185,561
EGL, Inc. (b)	7,336	147,674
Excel Maritime Carriers Ltd. (b)	500	6,430
Fairpoint Communications, Inc.	16,486	270,371
RailAmerica, Inc. (b)	21,495	252,996

		1,044,517

Utilities (0.5%)

Great Plains Energy, Inc.	2,275	73,847
Southwestern Energy Co. (b)	2,171	119,643

		193,490

Waste Management (0.4%)

WCA Waste Corp. (b)	17,137	144,636

Water Transportation (0.5%)

Genco Shipping & Trading Ltd. (b)	8,840	169,021

Total Common Stock		34,985,267

Cash Equivalents (3.5%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $1,253,556)	$1,253,440	$1,253,440

Total Cash Equivalents		1,253,440

Short-Term Securities Held as Collateral for Securities Lending (19.9%)

Pool of short-term securities for Gartmore	$7,118,917	7,118,917
Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		7,118,917

Total Investments (Cost $40,680,983) (a) - 121.5%		43,357,624
Liabilities in excess of other assets - (21.5)%		(7,657,906)

NET ASSETS - 100.0%		$35,699,718

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

Gartmore ID Aggressive Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (100.0%)
Equity Funds (95.2%)

Gartmore International Index Fund, Institutional Class (b)	19,174,197	$159,912,805
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	5,363,914	81,531,499
Gartmore S&P 500 Index Fund, Institutional Class (b)	20,074,540	213,793,847
Gartmore Small Cap Index Fund, Institutional Class (b)	4,356,175	54,974,929

		510,213,080

Fixed Income Funds (4.8%)

Gartmore Bond Index Fund, Institutional Class (b)	2,353,184	25,767,370

Total Mutual Funds		535,980,450

Total Investments (Cost $460,920,485) (a) - 100.0%		535,980,450
Liabilities in excess of other assets - 0.0%		(96,230)

NET ASSETS - 100.0%		$535,884,220

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore ID Moderately Aggressive Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (97.6%)
Equity Funds (80.7%)

Gartmore International Index Fund, Institutional Class (b)	27,500,289	$229,352,410
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	9,230,641	140,305,737
Gartmore S&P 500 Index Fund, Institutional Class (b)	30,229,730	321,946,624
Gartmore Small Cap Index Fund, Institutional Class (b)	3,747,986	47,299,585

		738,904,356

Fixed Income Funds (16.9%)

Gartmore Bond Index Fund, Institutional Class (b)	12,151,041	133,053,904
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	2,454,727	22,338,017

		155,391,921

Total Mutual Funds		894,296,277

Fixed Contract (2.4%)
Fixed Income Funds (2.4%)

Nationwide Fixed Contract, 3.50% (b)(c)	22,397,975	22,397,975

Total Fixed Contract		22,397,975

Total Investments (Cost $813,434,930) (a) - 100.0%		916,694,252
Other assets in excess of liabilities - 0.0%		374,676

NET ASSETS - 100.0%		$917,068,928

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore ID Moderate Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (92.6%)
Equity Funds (60.9%)

Gartmore International Index Fund, Institutional Class (b)	16,343,631	$136,305,885
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	6,095,959	92,658,574
Gartmore S&P 500 Index Fund, Institutional Class (b)	25,666,561	273,348,874
Gartmore Small Cap Index Fund, Institutional Class (b)	3,712,952	46,857,450

		549,170,783

Fixed Income Funds (31.7%)

Gartmore Bond Index Fund, Institutional Class (b)	20,058,629	219,641,990
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	7,294,045	66,375,809

		286,017,799

Total Mutual Funds		835,188,582

Fixed Contract (7.4%)
Fixed Income Funds (7.4%)

Nationwide Fixed Contract, 3.50% (b)(c)	66,553,851	66,553,851

Total Fixed Contract		66,553,851

Total Investments (Cost $822,610,261) (a) - 100.0%		901,742,433
Other assets in excess of liabilities - 0.0%		2,714

NET ASSETS - 100.0%		$901,745,147

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore ID Moderately Conservative Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (87.4%)
Equity Funds (40.8%)

Gartmore International Index Fund, Institutional Class (b)	2,978,182	$24,838,037
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	1,665,998	25,323,173
Gartmore S&P 500 Index Fund, Institutional Class (b)	4,676,673	49,806,563

		99,967,773

Fixed Income Funds (46.6%)

Gartmore Bond Index Fund, Institutional Class (b)	7,676,832	84,061,307
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	3,323,157	30,240,726

		114,302,033

Total Mutual Funds		214,269,806

Fixed Contract (12.4%)
Fixed Income Funds (12.4%)

Nationwide Fixed Contract, 3.50% (b)(c)	30,321,231	30,321,231

Total Fixed Contract		30,321,231

Total Investments (Cost $230,016,352) (a) - 99.8%		244,591,037
Other assets in excess of liabilities - 0.2%		406,400

NET ASSETS - 100.0%		$244,997,437

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore ID Conservative Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Mutual Funds (77.5%)
Equity Funds (20.6%)

Gartmore International Index Fund, Institutional Class (b)	1,084,858	$9,047,716
Gartmore Mid Cap Market Index Fund, Institutional Class (b)	609,226	9,260,235
Gartmore S&P 500 Index Fund, Institutional Class (b)	1,703,685	18,144,250

		36,452,201

Fixed Income Funds (56.9%)

Gartmore Bond Index Fund, Institutional Class (b)	5,593,210	61,245,649
Gartmore Morley Enhanced Income Fund, Institutional Class (b)	4,358,397	39,661,413

		100,907,062

Total Mutual Funds		137,359,263

Fixed Contract (22.4%)
Fixed Income Funds (22.4%)

Nationwide Fixed Contract, 3.50% (b) (c)	39,769,322	39,769,322

Total Fixed Contract		39,769,322

Total Investments (Cost $173,645,511) (a) - 99.9%		177,128,585
Other assets in excess of liabilities - 0.1%		254,794

NET ASSETS - 100.0%		$177,383,379

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees in accordance with rule 144A under the Securities Act of 1933, as amended.

Gartmore Bond Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Asset Backed Securities (5.5%)

Ameriquest Mortgage Securities, Inc., 7.14%, 02/25/33	1,000,000	$1,008,956
Chase Funding Mortgage Loan, 6.24%, 01/25/13	1,458,741	1,493,457
Residential Asset Mortgage Products, Inc., 2002-RSI-AI5, 5.91%, 01/25/32	1,180,302	1,184,259
Residential Funding Securities Corp. 2003-RM2-AI3, 4.50%, 05/25/33	1,000,000	970,383
Salomon Smith Barney Recreational Vehicle Trust, 6.30%, 04/15/16	1,000,000	1,021,905
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34	1,000,000	985,121

Total Asset Backed Securities		6,664,081

Commercial Mortgage Backed Securities (8.0%)
Banks (0.8%)

ABN Amro Mortgage Corp., Class A23, 5.50%, 06/25/33	1,000,000	1,006,046

Commercial Services (7.2%)

Commercial Mortgage, Series 2001-J1A, Class B, 6.61%, 02/16/34, (b) (c)	1,000,000	1,084,765
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	2,000,000	2,129,244
JP Morgan Chase Commercial Mortgage Securities, 6.26%, 03/15/33	2,000,000	2,143,473
Merrill Lynch Mortgage Investors, Inc., 7.56%, 09/15/09	1,990,842	2,165,852
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,101,372

		8,624,706

Total Commercial Mortgage Backed Securities		9,630,752

Corporate Bonds (44.6%)
Air Freight & Couriers (0.9%)

Federal Express Corp., 7.63%, 01/01/15	1,000,000	1,082,580

Airlines (3.4%)

America West Airlines, Series A, 6.85%, 07/02/09	339,309	335,272
Continental Airlines, Inc., Class A-2, Series 98-3, 6.32%, 11/01/08	1,000,000	1,010,732
Southwest Airlines Co., Class A-1, Series 01-1, 5.10%, 05/01/06	787,842	789,705
United Air Lines, Inc., 6.60%, 09/01/13	1,943,223	1,919,057

		4,054,766

Automobiles & Light Trucks (1.7%)

DaimlerChrysler, Inc., 7.30%, 01/15/12	1,000,000	1,106,341
Nissan Motor Acceptance, 4.63%, 03/08/10 (c)	1,000,000	984,320

		2,090,661

Banks (0.8%)

Rabobank Cap III, 5.25%, 12/29/49 (d)	1,000,000	1,000,833

Computers (0.6%)

Digital Equipment Corp., 7.75%, 04/01/23	575,000	668,418

Construction & Building Materials (1.4%)

Caterpillar, Inc., 9.38%, 08/15/11	500,000	615,614
Masco Corp., 6.75%, 03/15/06	1,000,000	1,015,173

		1,630,787

Electronics (0.8%)

Texas Instruments, Inc., 6.13%, 02/01/06	1,000,000	1,008,598

Financial Leasing Company (0.4%)

Xtra, Inc., 6.88%, 03/15/06	430,000	435,029

Financial Miscellaneous (7.4%)

Block Financial Corp., 8.50%, 04/15/07	1,000,000	1,062,232
Countrywide Financial, 3.50%, 12/19/05	1,000,000	998,237
Deere & Co., 5.88%, 04/06/06	1,000,000	1,011,332
Ford Motor Credit Co., 7.38%, 02/01/11	500,000	496,742
General Motors Acceptance Corp., 6.75%, 12/01/14	500,000	470,942
International Lease Finance Corp., 5.75%, 10/15/06	1,000,000	1,014,283
OMX Timber Fin. Inv. LLC, Class A1, 5.42%, 01/29/20 (d)	1,000,000	1,011,500
Regions Financial Corp., 7.00%, 03/01/11	1,600,000	1,766,665
SLM Corp., 3.89%, 12/15/08 (d)	1,000,000	1,000,256

		8,832,189

Food & Related (2.4%)

McCormick & Co., Inc., 6.40%, 02/01/06	1,000,000	1,014,963
Whitman Corp., 7.29%, 09/15/26	1,500,000	1,831,953

		2,846,916

Hotels & Casinos (1.9%)

Harrah’s Operating Co., Inc., 7.88%, 12/15/05	1,200,000	1,212,000
MGM Mirage, Inc., 6.75%, 08/01/07	1,000,000	1,026,250

		2,238,250

Hotels & Motels (0.9%)

Marriott International, Inc., 7.00%, 01/15/08	1,000,000	1,052,340

Insurance (1.9%)

AMBAC, Inc., 9.38%, 08/01/11	1,000,000	1,229,916
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,074,768

		2,304,684

Machinery & Capital Goods (1.1%)

Clark Equipment Co., 8.00%, 05/01/23	1,000,000	1,288,896

Medical Equipment & Supplies (1.8%)

Bard (C.R.) Inc., 6.70%, 12/01/26	1,000,000	1,156,337
Guidant Corp., 6.15%, 02/15/06	1,000,000	1,010,422

		2,166,759

Motor Vehicle Parts & Accessories (2.5%)

Eaton Corp., 8.88%, 06/15/19	1,500,000	1,964,043
Pennzoil-Quaker State, 10.00%, 11/01/08 (c)	1,000,000	1,063,321

		3,027,364

Natural Gas (2.5%)

Columbia Energy Group, 6.80%, 11/28/05	2,000,000	2,016,576
ONEOK, Inc., 7.75%, 08/15/06	1,000,000	1,031,205

		3,047,781

Nuclear Energy (0.8%)

USEC, Inc., 6.63%, 01/20/06	1,000,000	995,000

Office Furniture (0.9%)

Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,093,027

Oil & Gas (3.0%)

Kinder Morgan, Inc., 6.50%, 09/01/12	1,500,000	1,629,756
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (c)	1,000,000	980,500
Sempra Energy, 6.95%, 12/01/05	1,000,000	1,009,261

		3,619,517

Paper & Forest Products (2.8%)

Temple-Inland, Inc., 7.88%, 05/01/12	1,000,000	1,130,003
Willamette Industries, Inc., 7.35%, 07/01/26	2,000,000	2,193,468

		3,323,471

Telecommunications (1.3%)

US West Communications, Inc., 6.88%, 09/15/33	1,750,000	1,518,125

Utilities (3.4%)

Baltimore Gas & Electric, 7.50%, 01/15/07	1,200,000	1,251,044
Interstate P&L Co., 7.25%, 10/01/06	1,000,000	1,031,340
Pacific Gas & Electric, 6.05%, 03/01/34	750,000	804,068
Southwestern Electric Power Co., 7.00%, 09/01/07	1,000,000	1,046,588

		4,133,040

Total Corporate Bonds		53,459,031

Taxable Municipal Bonds (0.5%)
Louisiana (0.5%)

Tobacco Settlement Financing Corp., 6.36%, 05/15/25	578,532	587,539

Total Taxable Municipal Bonds		587,539

Principal Only Bond (1.0%)
U.S. Treasury Strips (1.0%)

4.75%, 08/15/20	2,500,000	1,259,693

Total Principal Only Bond		1,259,693

U.S. Government Sponsored and Agency Obligations (21.3%)
Federal Home Loan Mortgage Corporation (3.3%)

3.50%, 07/01/18, Gold Pool E01443	4,255,848	3,974,281

Federal National Mortgage Association (8.8%)

7.02%, 09/01/07, Pool #323286	1,037,615	1,060,544
7.30%, 05/25/10, Series 00-T5	3,000,000	3,347,061
6.62%, 06/01/16, Pool #383661	1,907,160	2,157,726
5.00%, 04/01/19, Pool #386905	984,122	998,872
6.85%, 05/17/20, Series 97-M6	751,944	781,758
5.50%, 05/25/23, Series 03-33	2,000,000	2,061,438

		10,407,399

Sovereign Agency (0.3%)

AID-Israel, 5.13%, 05/15/24	1,000,000	400,493

U.S. Treasury Bonds (8.1%)

5.50%, 08/15/28	7,500,000	8,523,630
5.38%, 02/15/31	1,085,000	1,232,916

		9,756,546

U.S. Treasury Notes (0.8%)

4.13%, 05/15/15	1,000,000	987,344

Total U.S. Government Sponsored and Agency Obligations		25,526,063

Yankee Bond (0.8%)
Consumer Products (0.8%)

Tupperware Finance Co. BV, 7.25%, 10/01/06	1,000,000	$1,018,367

Total Yankee Bond		1,018,367

Commercial Paper (17.6%)

Countrywide Home Loans, 3.31%, 08/03/05	4,000,000	3,999,264
Falcon Asset Securitization Corp., 3.27%, 08/04/05	4,000,000	3,998,910
National Australia Funding (DE), 3.27%, 08/08/05	2,235,000	2,233,579
Old Line Funding Corp., 3.27%, 08/02/05	4,000,000	3,999,637
Sara Lee Corp., 3.27%, 08/02/05	4,000,000	3,999,637
Yorkshire Building Society, 3.29%, 08/01/05	2,930,000	2,930,000

Total Commercial Paper		21,161,027

Short-Term Securities Held as Collateral for Securities Lending (8.4%)

Pool of short-term securities for Gartmore	$10,112,557	$10,112,557
Mutual Funds - Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		10,112,557

Total Investments (Cost $124,417,122) (a) - 107.7%		129,419,110
Liabilities in excess of other assets - (7.7)%		(9,287,062)

NET ASSETS - 100.0%		$120,132,048

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents a non-income producing security
(c)	Represents a restricted security acquired and eligible for resale under Rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2005.

Gartmore Government Bond Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
U.S. Government Sponsored and Agency Obligations (82.2%)
Federal Home Loan Bank (2.0%)

6.02%, 01/09/08, Series AA-08	$1,000,000	$1,039,772
5.99%, 04/15/13, Series BD-13	1,500,000	1,641,086
6.01%, 07/28/28, Series E-28	330,000	379,963
7.13%, 02/15/30, Series C-30	265,000	348,181

		3,409,002

Federal Home Loan Mortgage Corporation (18.7%)

2.60%, 05/10/06, Series MTN	10,000,000	9,889,880
2.76%, 05/19/06, Series MTN	10,000,000	9,897,850
2.15%, 06/02/06, Series MTN	1,000,000	984,400
5.50%, 04/01/07, Gold Pool #M90718	398,016	404,040
7.25%, 06/15/07, REMIC, Series 1313-G	2,229	2,226
4.65%, 10/10/13, Series MTN	5,000,000	4,913,370
5.50%, 11/15/20, REMIC, Series 2541-VL	1,500,000	1,518,257
5.50%, 01/15/22, REMIC, Series 2666-OC	1,500,000	1,545,791
6.50%, 03/15/24, REMIC, Series 1684-I	2,000,000	2,098,531
6.75%, 09/15/29	75,000	95,002
6.50%, 03/15/31, REMIC, Series 2296-H	466,713	477,979

		31,827,326

Federal National Mortgage Association (40.7%)

6.31%, 01/01/06, Pool #73341	809,895	809,312
2.75%, 08/17/07	10,000,000	9,995,690
6.10%, 07/01/08, Pool #380488	903,406	932,069
6.00%, 11/25/08, REMIC, Series 94-48-E	576,777	581,929
4.50%, 04/01/10, Pool #M80812	1,569,556	1,561,209
6.50%, 04/25/13, REMIC, Series 99-19-TD	473,640	473,847
6.30%, 05/01/13, Pool #380311	1,814,725	1,878,650
6.30%, 04/01/14, Pool #381570	1,018,889	1,106,026
7.90%, 08/01/15, Pool #381190	1,583,918	1,889,279
7.11%, 10/01/15, Pool #383142	2,681,935	2,907,079
5.50%, 04/25/16, REMIC, Series 02-55-QD	3,000,000	3,047,802
6.68%, 05/01/16, Pool #383452	1,905,343	2,038,579
6.59%, 02/01/17	2,544,169	2,889,337
4.50%, 12/18/17	3,748,000	3,524,233
5.26%, 12/29/17	10,000,000	10,008,951
7.90%, 01/01/18, Pool #382229	2,089,765	2,530,067
9.25%, 10/25/18, REMIC, Series 88-25-B	22,019	23,794
8.10%, 08/12/19	1,000,000	1,325,240
8.50%, 01/25/20, REMIC, Series 90-7-B	62,210	66,917
6.85%, 05/17/20, Series 97-M6-C	1,161,753	1,207,815
7.50%, 02/25/23, REMIC, Series 93-16-Z	263,144	277,670
6.00%, 12/25/23, REMIC, Series 93-226-PK	1,000,000	1,031,033
5.50%, 09/25/24, Series 2004-68-DY	2,391,304	2,445,333
8.43%, 11/18/24, Series MTN	500,000	718,860
6.15%, 01/28/28, Series MTN	310,000	361,291
5.65%, 02/22/28, Series MTN	355,000	392,936
5.63%, 04/17/28, Series MTN	340,000	375,367
6.00%, 10/25/32, Series 2004-45-ZL	2,042,977	2,112,049
3.50%, 11/25/32, REMIC, Series 03-66-AP	5,526,041	5,331,587
6.27%, 02/25/35, REMIC, Series 98-M4-D	2,500,000	2,725,472
6.30%, 10/17/38, REMIC, Series 98-73-MZ	4,537,052	4,738,982

		69,308,405

Sovereign Agency (2.3%)

AID - Israel, 6.80%, 02/15/12, Series 3-D	1,000,000	1,091,454
AID - Panama, 7.15%, 04/01/27	2,000,000	2,208,320
Resolution Funding, 8.88%, 04/15/30, Series B	447,000	704,622

		4,004,396

U.S. Treasury Inflation Protected Bonds (3.8%)

2.38%, 01/15/25	6,000,000	6,532,606

U.S. Treasury Notes (14.7%)

7.25%, 05/15/16	13,000,000	16,199,222
8.75%, 08/15/20	3,000,000	4,380,234
5.50%, 08/15/28	4,000,000	4,545,936

		25,125,392

Total U.S. Government Sponsored and Agency Obligations		140,207,127

Cash Equivalents (17.4%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $29,775,919)	$29,768,030	$29,768,030

Total Cash Equivalents		29,768,030

Short-Term Securities Held as Collateral for Securities Lending (18.2%)
Pool of short-term securities for Gartmore	$31,145,472	31,145,472

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		31,145,472

Total Investments (Cost $199,567,840) (a) - 117.8%		201,120,629
Liabilities in excess of other assets - (17.8)%		(30,445,534)

NET ASSETS - 100.0%		$170,675,095

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

REMIC Real Estate Mortgage Investment Conduit

Gartmore Tax Free Income Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Municipal Bond (99.2%)
Alabama (8.0%)

Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.75%, 12/01/2015	$1,500,000	$1,641,960
Alabama 21st Century Authority Tobacco Settlement Revenue Bonds, 5.50%, 12/01/2021	4,000,000	4,124,080
Alabama Housing Finance Authority Single-Family Revenue Bonds, (Collateralized Home Mortgage Revenue Bond Program), Series 1996-D, 6.00%, 10/01/2016	935,000	959,955
Auburn University Alabama General Fee Revenue Bonds, 5.50%, 06/01/2018	1,685,000	1,839,835
Birmingham, Alabama Water & Sewer Revenue Warrants, Series 1998-A, 4.75%, 01/01/2029	1,750,000	1,764,473
Jefferson County, Alabama Sewer Capital Improvement Revenue Warrants, Series A, 5.125%, 02/01/2029	4,000,000	4,282,959

		14,613,262

Arizona (1.1%)

Mesa, Arizona Industrial Development Authority Revenue Bonds, (Discovery Health Systems), Series A, 5.625%, 01/01/2029	1,800,000	1,991,484

Colorado (2.0%)

Denver, Colorado City & County Airport Revenue Bonds, Series B, 5.50%, 11/15/2025	3,500,000	3,637,445

District of Columbia (1.5%)

District of Columbia General Obligation Unlimited Bonds, Series A, 5.50%, 06/01/2029	1,775,000	1,874,507
District of Columbia Prerefunded General Obligation Unlimited, Series A, 5.50%, 06/01/2029	725,000	792,657

		2,667,164

Florida (3.4%)

Florida State Board of Education Capital Outlay (Public Education), Series D, 5.75%, 06/01/2022	1,050,000	1,158,003
Jacksonville, Florida Electric Authority Revenue Bonds, (St. John’s River), Series 9, 5.25%, 10/01/2021	1,520,000	1,525,822
Tampa Bay Water Florida Utility System Revenue Bonds, 5.50%, 10/01/2018	3,000,000	3,486,930

		6,170,755

Georgia (3.9%)

Atlanta, Georgia Airport General Obligation Refunding Revenue Bonds, Series A, 5.50%, 01/01/2026	1,000,000	1,101,280

Georgia Local Government Certificates of Participation Grantor Trust, Series 1998-A, 4.75%, 06/01/2028	1,000,000	1,041,210
Georgia Municipal Electric Power Authority Revenue Bonds, Prerefunded Series V, 6.60%, 01/01/2018	465,000	586,002
Georgia Municipal Electric Power Authority Revenue Bonds, Unrefunded Series V, 6.60%, 01/01/2018	2,285,000	2,749,998
Georgia Private College & Universities Authority, Refunding Revenue Bonds, (Mercer University Project), Series A, 5.25%, 10/01/2025	1,500,000	1,540,365

		7,018,855

Illinois (12.1%)

Chicago Park District, Illinois General Obligation Unlimited Tax Park Bonds, Series 1996, 5.60%, 01/01/2021	3,050,000	3,196,583
Chicago, Illinois Project General Obligation Limited, Series A, 5.375%, 01/01/2024	2,930,000	3,129,181
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.50%, 11/15/2020	1,750,000	1,847,930
Illinois Development Finance Authority Hospital Revenue Bonds, (Adventist Health Systems/Sunbelt Obligation), 5.65%, 11/15/2024	3,000,000	3,155,220
Illinois State General Obligation Unlimited Revenue Bonds, 5.25%, 05/01/2023	3,425,000	3,664,339
Illinois State Sales Tax Revenue Bonds, 5.00%, 06/15/2019	2,000,000	2,153,180
Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax Revenue Bonds (McCormick Place Expansion Project), 5.50%, 12/15/2024	4,500,000	4,875,255

		22,021,688

Indiana (4.5%)

Ball State University Student Fee Revenue Bonds, Series J, 6.20%, 07/01/2020	1,000,000	1,140,430
Indiana State Toll Road Commission East-West Toll Road Revenue Bonds, Series 1980, 9.00%, 01/01/2015	5,335,000	7,102,912

		8,243,342

Kansas (0.9%)

Wichita, Kansas Hospital Revenue Refunding Bonds (Facilities Improvements Series 11), 6.75%, 11/15/2019	1,500,000	1,715,490

Louisiana (1.0%)

Tobacco Settlement Financing Corp. (Louisiana Revenue Asset Backed), Series 2001B, 5.875%, 05/15/2039	1,750,000	1,850,293

Massachusetts (4.9%)

Massachusetts Bay Transportation Authority Revenue Bonds, (General Transportation System), Series A, 5.375%, 03/01/2019	2,000,000	2,049,420

Massachusetts State Consumer Loan General Obligation Limited, Series C, 5.50%, 11/01/2015	1,500,000	1,705,080
Massachusetts State Consumer Loan General Obligation Limited, Series D, 5.50%, 08/01/2019	1,000,000	1,153,740
Massachusetts State General Obligation Unlimited Bonds, Series D, 5.50%, 10/01/2018	2,000,000	2,302,340
Massachusetts State Prerefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/2021	95,000	104,222
Massachusetts State Unrefunded Consumer Loan General Obligation Limited, Series B, 5.25%, 03/01/2021	1,405,000	1,541,383

		8,856,185

Michigan (4.3%)

Michigan State General Obligation Unlimited Tax Bonds (Environmental Protection Program), Series 1992, 6.25%, 11/01/2012	3,500,000	3,978,555
Michigan State Hospital Finance Authority Refunding Revenue Bonds, (Henry Ford Health), 6.00%, 11/15/2024	1,500,000	1,577,490
Michigan State Hospital Finance Authority Revenue Bonds, (Ascension Health Credit), Series A, 5.75%, 11/15/2018	2,000,000	2,211,500

		7,767,545

Minnesota (0.9%)

St. Louis Park, Minnesota Independent School District Number 283 General Obligation Unlimited Tax Bonds, 5.75%, 02/01/2018	1,500,000	1,623,450

Missouri (1.1%)

Jackson County, Missouri Special Obligation Revenue Bonds, Series A, 5.50%, 12/01/2012	1,415,000	1,582,876
Missouri State Environmental Improvement & Energy Resource Authority, State Revolving Fund-Multiple, Series A, Refunded Portion, 6.55%, 07/01/2014	365,000	366,230

		1,949,106

Nevada (1.3%)

Nevada State Highway Impt. Revenue Bonds, 5.50%, 12/01/2018	1,000,000	1,128,220
University of Nevada Community College Revenue Bonds, 5.375%, 07/01/2020	1,200,000	1,280,028

		2,408,248

New Jersey (2.5%)

New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series A, 5.75%, 06/15/2017	1,000,000	1,145,650

New Jersey State Transportation Trust Fund Authority, Transportation Systems Revenue Bonds, Series B, 6.00%, 12/15/2015	2,000,000	2,294,120
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded Series 1991-C, 6.50%, 01/01/2016	790,000	942,067
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded Series 1991-C, 6.50%, 01/01/2016	210,000	247,737

		4,629,574

New Mexico (0.9%)

Bernalillo County, New Mexico Gross Receipts Tax Revenue Bonds, 5.25%, 10/01/2026	1,500,000	1,582,905

New York (1.2%)

New York State Local Government Assistance Corporation Revenue Refunding Bonds, Series 1993-E, 6.00%, 04/01/2014	1,000,000	1,151,450
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/2019	205,000	229,959
New York, New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.75%, 11/15/2019	795,000	891,791

		2,273,200

North Carolina (2.8%)

North Carolina Housing Finance Agency, Single-Family Revenue Bonds, Series A, 6.25%, 03/01/2017	800,000	814,104
North Carolina Medical Care Commission Hospital Revenue Bonds (Firsthealth of the Carolinas), 4.75%, 10/01/2026	2,000,000	2,031,900
North Carolina Medical Care Commission Hospital Revenue Bonds, (Gaston Health Care), 5.00%, 02/15/2029	2,300,000	2,342,872

		5,188,876

Ohio (4.3%)

Cleveland, Ohio Waterworks Revenue Bonds, Series K, 5.25%, 01/01/2020	1,000,000	1,103,920
Franklin County, Ohio Hospital Refunding & Improvement Revenue Bonds, (The Children’s Hospital Project), Series 1996-A, 5.75%, 11/01/2020	1,100,000	1,135,981
Hamilton, Ohio City School District General Obligation Bonds, Series A, 5.50%, 12/01/2019	1,000,000	1,100,930
Montgomery County, Ohio Hospital Revenue Bonds (Kettering Medical Center), 6.75%, 04/01/2018	2,500,000	2,754,275
Ohio State Building, Ohio Sales Tax Revenue Bonds, 5.00%, 04/01/2017	1,655,000	1,772,207

		7,867,313

Pennsylvania (0.6%)

Pennsylvania State University General Obligation Unlimited Bonds, 5.25%, 03/01/2016	1,000,000	1,092,600

South Carolina (4.5%)

Greenville, South Carolina Waterworks Revenue Bonds, 5.25%, 02/01/2016	1,685,000	1,833,533
South Carolina State Public Service Authority Revenue Bonds, Series A, 5.50%, 01/01/2022	1,000,000	1,081,110
South Carolina Transportation Infrastructure Revenue Bonds, 5.50%, 10/01/2030	1,000,000	1,097,660
South Carolina Transportation Infrastructure Revenue Bonds, Series A, 5.375%, 10/01/2024	3,000,000	3,238,140
Spartanburg, South Carolina Water System Revenue Bonds, Series 1996 , 6.10%, 06/01/2021	1,000,000	1,027,940

		8,278,383

Tennessee (3.0%)

Shelby County, Tennessee Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 5.38%, 07/01/2024	4,200,000	4,413,150
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds (St. Judes Children’s Research), 6.00%, 07/01/2014	1,000,000	1,093,420

		5,506,570

Texas (16.8%)

Beaumont Independent School District, Texas General Obligation Unlimited Tax School Building Bonds, Series 1996, 5.00%, 02/15/2016	2,325,000	2,352,970
Collin County, Texas Permanent Improvement General Obligation Limited Tax Bonds, Series A, 5.50%, 02/15/2019	1,300,000	1,404,091
Comal, Texas Independent School District General Obligation Unlimited Tax School Building and Refunding Bonds, 5.63%, 08/01/2019	2,000,000	2,180,500
Fort Bend Independent School District, Texas General Obligation Unlimited Tax Bonds, Series 1996, 5.00%, 02/15/2018	2,300,000	2,553,736
Fort Worth, Texas General Obligation Limited Tax Bonds, 5.63%, 03/01/2017	1,350,000	1,408,428
Harris County, Texas Health Facilities Development Corporation Revenue School Health Care Systems, Series B, 5.75%, 07/01/2027	5,325,000	6,270,559
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series 1997, 5.38%, 08/15/2017	1,500,000	1,550,010
Houston, Texas Independent School District General Obligation Limited Tax School House Refunding Bonds, Series A, 4.75%, 02/15/2026	2,000,000	2,023,940

Leander, Texas Independent School District General Obligation Unlimited Refunding Bonds, 5.00%, 08/15/2022	1,000,000	1,054,490
Lower Colorado River Authority, Texas Junior Lien Refunding Revenue Bonds, Escrowed Series 1992, 6.00%, 01/01/2017	1,245,000	1,491,535
Montgomery County, Texas General Obligation Limited, 5.25%, 09/01/2019	1,000,000	1,091,920
San Antonio, Texas Water Revenue Bonds, 5.00%, 05/15/2025	1,000,000	1,046,130
Socorro, Texas Independent School District General Obligation Unlimited Tax Bonds, Series A, 5.75%, 02/15/2014	1,000,000	1,067,850
Spring Branch, Texas Independent School District General Obligation Limited, 5.20%, 02/01/2020	1,500,000	1,594,080
United Independent School District General Obligation Unlimited Tax Bonds, 5.38%, 08/15/2025	1,000,000	1,083,650
Wichita Falls, Texas Water and Sewer Revenue Bonds (Priority Lien), 5.38%, 08/01/2019	2,000,000	2,169,680

		30,343,569

Vermont (1.2%)

Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/2023	2,000,000	2,231,780

Virginia (3.8%)

Fairfax County, Virginia Water Authority Refunding Revenue Bonds, Series 1992, 6.00%, 04/01/2022	940,000	1,000,827
Henrico County, Virginia Water & Sewer System Refunding Revenue Bonds, Series 1994, 5.88%, 05/01/2014	1,205,000	1,223,473
Virginia College Building Authority Educational Facilities Revenue Bonds, 5.00%, 02/01/2018	2,955,000	3,150,384
Virginia Commonwealth Transportation Board Revenue Bonds, 5.00%, 04/01/2018	1,435,000	1,527,601

		6,902,285

Washington (5.2%)

Seattle, Washington Municipal Light & Power Revenue Improvement & Refunding Revenue Bonds, 5.13%, 03/01/2026	1,000,000	1,044,020
Seattle, Washington Water Systems Revenue Bonds, 5.38%, 03/01/2029	2,000,000	2,110,560
Washington State General Obligation Limited, 5.00%, 01/01/2015	1,500,000	1,598,010
Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series 1997-D, 5.38%, 01/01/2022	3,500,000	3,623,760

Washington State Motor Vehicle Fuel Tax General Obligation Unlimited Tax Bonds, Series C, 5.80%, 01/01/2017	1,000,000	1,102,680

		9,479,030

Wisconsin (1.5%)

Wisconsin State General Obligation Unlimited, Series C, 5.55%, 05/01/2021	1,000,000	1,098,930
Wisconsin State Transportation Revenue Bonds, Series A, 5.50%, 07/01/2016	1,500,000	1,650,585

		2,749,515

Total Municipal Bond		180,659,912

Total Investments (Cost $166,142,659) (a) - 99.2%		180,659,912
Other assets in excess of liabilities - 0.8%		1,470,421

NET ASSETS - 100.0%		$182,130,333

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

Distribution of investments, as a percentage of net assets in securities at value, is as follows:

Industry	Percent	Value
Air, Water, and Solid Waste	1.19%	$2,169,680
Airports Flying Fields	2.60%	4,738,725
Colleges and Universities	5.08%	9,258,298
Educational Services	0.59%	1,067,850
Electric and Other Services	0.84%	1,525,822
Elementary and Secondary Schools	4.66%	8,478,830
Environmental Quality	0.20%	366,230
Facilities Support Services	4.22%	7,693,592
Finance, Taxation, and Money	6.47%	11,776,935
General Obligation	23.18%	42,209,115
Health Services	7.69%	14,008,910
Highway and Street Construction	1.46%	2,655,821
Hospitals	11.40%	20,764,142
Local and Surburban	1.13%	2,049,420
Regulation, Administration of Transportation	1.56%	2,840,389
Regulation, Administration of Utilities	0.57%	1,044,020
Single Family Housing	0.97%	1,774,059
Tobacco and Tobacco Products	4.19%	7,616,333
Transportation Services	8.17%	14,878,482
Water, sewer, and Utility	13.04%	23,743,260

Gartmore Money Market Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Commercial Paper (59.0%)
ASSET BACKED – REPURCHASE AGREEMENT (2.5%)
Liquid Funding (2.5%)

3.42%, 09/01/05	$15,000,000	$14,956,084
3.43%, 09/29/05	10,000,000	9,944,278
3.60%, 12/06/05	11,500,000	11,355,978

		36,256,340

ASSET BACKED CDO – TRUST PREFERRED (4.0%)
Lockhart Funding LLC (4.0%)

3.32%, 08/10/05	18,463,000	18,447,722
3.32%, 08/11/05	25,000,000	24,976,944
3.24%, 08/16/05	3,210,000	3,205,693
3.38%, 08/22/05	10,000,000	9,980,342
3.43%, 09/12/05	1,500,000	1,494,033

		58,104,734

ASSET BACKED HOME LOANS (7.7%)
Georgetown Funding Co. (3.7%)

3.33%, 08/17/05	7,000,000	6,989,671
3.37%, 08/24/05	30,000,000	29,935,600
3.44%, 08/31/05	18,000,000	17,948,550

		54,873,821

Thornburg Mortgage Capital (4.0%)

3.23%, 08/05/05	14,000,000	13,994,991
3.33%, 08/08/05	25,000,000	24,983,812
3.36%, 08/15/05	20,000,000	19,973,867

		58,952,670

		113,826,491

ASSET BACKED SECURITIES - DOMESTIC (3.9%)
CC USA, Inc. (2.4%)

3.28%, 08/01/05	7,000,000	7,000,000
3.28%, 08/05/05	300,000	299,891
3.33%, 08/15/05	3,000,000	2,996,127
3.24%, 08/26/05	25,000,000	24,944,097

		35,240,115

Harrier Financial Funding US LLC (1.5%)

3.23%, 08/25/05	9,000,000	8,980,800
3.37%, 09/06/05	1,576,000	1,570,705
3.30%, 09/22/05	12,000,000	11,943,666

		22,495,171

		57,735,286

ASSET BACKED SECURITIES - YANKEE (9.4%)
Check Point Charlie, Inc. (0.2%)

3.20%, 08/10/05	1,100,000	1,099,126
3.21%, 08/24/05	1,200,000	1,197,562

		2,296,688

Giro Funding Corp. (1.4%)

3.34%, 08/15/05	20,000,000	19,974,022

Greyhawk Funding LLC (1.4%)

3.30%, 08/02/05	250,000	249,977
3.36%, 08/15/05	1,000,000	998,697

3.25%, 08/22/05	4,200,000	4,192,087
3.38%, 08/24/05	14,719,000	14,687,309

		20,128,070

K2 (USA) LLC (0.8%)

3.22%, 08/23/05	7,032,000	7,018,248
3.17%, 08/26/05	4,050,000	4,041,169

		11,059,417

Premier Asset Collateralized Entity LLC (2.3%)

3.31%, 08/15/05	13,900,000	13,882,161
3.21%, 08/18/05	10,000,000	9,984,936
3.39%, 08/25/05	3,000,000	2,993,240
3.35%, 09/06/05	8,000,000	7,973,360

		34,833,697

Sigma Finance, Inc. (1.7%)

3.21%, 08/15/05	15,000,000	14,981,392
3.45%, 11/16/05	12,000,000	11,878,733

		26,860,125

Stanfield Victoria Funding LLC (1.6%)

3.28%, 09/06/05	2,000,000	1,993,480
3.60%, 12/12/05	14,000,000	13,816,386
3.63%, 12/16/05	8,000,000	7,891,313

		23,701,179

		138,853,198

ASSET BACKED TRADE & TERM RECEIVABLES (3.9%)
Falcon Asset Securitization Corp. (1.4%)

3.40%, 08/25/05	20,000,000	19,954,667

Golden Funding Corp. (0.5%)

3.17%, 08/08/05	5,000,000	4,996,925
3.23%, 08/12/05	2,333,000	2,330,705

		7,327,630

Old Line Funding Corp. (2.0%)

3.31%, 08/11/05	3,724,000	3,720,576
3.32%, 08/16/05	11,624,000	11,607,923
3.38%, 08/24/05	14,000,000	13,969,858

		29,298,357

		56,580,654

BAKERY PRODUCTS (0.4%)
Sara Lee Corp. (0.4%)

3.37%, 08/17/05	5,750,000	5,741,388

BANKS - FOREIGN (8.9%)
Abbey National N America LLC (3.4%)

3.39%, 08/16/05	28,800,000	28,759,508
3.38%, 08/29/05	21,604,000	21,547,374

		50,306,882

ANZ National (Int’l) Ltd. (0.1%)

3.29%, 08/18/05	1,250,000	1,248,064

Barclays US Funding Corp. (0.1%)

3.32%, 09/06/05	1,000,000	996,700

HBOS Treasury Services PLC (0.7%)

3.38%, 08/24/05	6,173,000	6,159,670
3.43%, 09/07/05	4,800,000	4,783,128

		10,942,798

KBC Financial Products International Ltd. (0.0%)

3.39%, 09/12/05	450,000	448,231

Societe Generale North American (1.2%)

3.26%, 08/09/05	15,000,000	14,989,133
3.30%, 08/10/05	2,880,000	2,877,624

		17,866,757

UBS Finance (DE) LLC (1.9%)

3.33%, 08/12/05	26,643,000	26,615,891
3.44%, 09/19/05	200,000	199,066
3.40%, 09/26/05	1,200,000	1,193,691
3.46%, 10/03/05	233,000	231,601

		28,240,249

Westpac Capital Corp. (1.5%)

3.32%, 09/14/05	10,000,000	9,959,667
3.36%, 09/14/05	9,999,000	9,958,182
3.46%, 10/20/05	1,150,000	1,141,234
3.54%, 11/07/05	1,025,000	1,015,234

		22,074,317

		132,123,998

BANKS - MORTGAGE (3.8%)
Countrywide Home Loans (3.8%)

3.33%, 08/03/05	25,000,000	24,995,375
3.31%, 08/04/05	8,809,000	8,806,570
3.30%, 08/08/05	15,000,000	14,990,375
3.43%, 09/02/05	600,000	598,179
3.45%, 09/12/05	6,507,000	6,480,961

		55,871,460

BROKER & DEALER (0.7%)
Morgan Stanley Dean Witter & Co. (0.7%)

3.32%, 08/17/05	10,447,000	10,431,631

BUILDING SOCIETY (3.4%)
Nationwide Building Society (1.8%)

3.41%, 09/12/05	26,500,000	26,395,193

Yorkshire Building Society (1.6%)

3.30%, 08/11/05	20,000,000	19,981,666
3.57%, 10/17/05	3,032,000	3,009,043

		22,990,709

		49,385,902

FINANCE LESSORS (3.8%)
PB Finance (Delaware) (3.8%)

3.38%, 08/18/05	6,000,000	5,990,423
3.33%, 08/23/05	15,000,000	14,969,613
3.45%, 09/12/05	10,000,000	9,959,867
3.47%, 09/15/05	20,000,000	19,913,500
3.50%, 09/20/05	5,000,000	4,975,833

		55,809,236

FINANCIAL SERVICES (4.0%)
ING US Funding (0.7%)

3.21%, 08/08/05	2,600,000	2,598,382
3.30%, 08/12/05	8,000,000	7,991,933
3.19%, 08/24/05	117,000	116,764

		10,707,079

Rabobank USA Finance Corp. (3.3%)

3.25%, 08/01/05	17,790,000	17,790,000
3.30%, 08/09/05	25,000,000	24,981,667
3.36%, 09/26/05	5,200,000	5,173,064

		47,944,731

		58,651,810

MORTGAGES (1.6%)
Northern Rock PLC (1.6%)

3.43%, 08/22/05	6,881,000	6,867,297
3.23%, 08/26/05	16,000,000	15,964,445

		22,831,742

Software (1.0%)
Oracle, Corp. (1.0%)

3.50%, 10/04/05	15,000,000	14,907,200

Total Commercial Paper		867,111,070

Floating Rate Notes (26.3%)
ASSET BACKED CDO (5.1%)
Castle Hill III CLO Ltd. (0.7%)

3.44%, 09/15/05	10,000,000	10,000,000

Commodore CDO I LTD (1.0%)

3.47%, 09/12/05	15,000,000	15,000,000

Newcastle CDO, Ltd. (2.0%)

3.46%, 10/24/05	20,000,000	20,000,000
3.49%, 08/24/05	10,000,000	10,000,000

		30,000,000

NorthLake CDO Class I-MM (1.4%)

3.44%, 09/06/05	20,000,000	20,000,000

		75,000,000

ASSET BACKED SECURITIES - DOMESTIC (1.5%)
Harrier Financial Funding US LLC (1.5%)

3.36%, 02/15/06 (b)	12,000,000	11,999,349
3.39%, 03/15/06	10,000,000	9,998,648

		21,997,997

ASSET BACKED SECURITIES - YANKEE (5.8%)
Premier Asset Collateralized Entity LLC (1.0%)

3.35%, 09/15/05	15,000,000	14,999,630

Sigma Finance Inc. (1.0%)

3.38%, 09/15/05 (b)	15,000,000	15,000,161

Sigma Finance, Inc. (1.3%)

3.27%, 11/29/05 (b)	19,000,000	18,997,419

Stanfield Victoria Funding LLC (2.5%)

3.37%, 08/12/05 (b)	17,000,000	16,999,897
3.42%, 05/24/06 (b)	10,000,000	9,998,777
3.30%, 06/06/06 (b)	10,000,000	9,997,865

		36,996,539

		85,993,749

BANKS - DOMESTIC (1.6%)
Bank Of America Corp. (0.7%)

3.30%, 12/14/05	10,000,000	10,000,000

Wells Fargo & Co. (0.9%)

3.39%, 08/02/05	13,000,000	13,000,000

		23,000,000

BANKS - FOREIGN (1.2%)
HBOS Treasury Services PLC (1.2%)

3.33%, 08/22/05	18,000,000	18,000,000

BANKS - MORTGAGE (2.2%)
Northern Rock PLC (2.2%)

3.41%, 09/09/05 (b)	12,500,000	12,500,000
3.35%, 09/06/05 (b)	20,000,000	20,000,000

		32,500,000

BROKER &DEALERS (3.1%)
Bear Stearns Cos., Inc. (0.2%)

3.62%, 08/15/05	2,500,000	2,505,297

Goldman Sachs Group, Inc. (1.5%)

3.55%, 10/03/05	10,000,000	10,000,000
3.51%, 05/22/06	13,000,000	13,000,000

		23,000,000

Morgan Stanley Dean Witter & Co. (1.4%)

3.33%, Series Exls 02/03/06	20,000,000	20,000,000

		45,505,297

FINANCE – CONSUMER LOANS (1.4%)
HSBC Americas, Inc. (1.4%)

3.45%, Floater 08/24/05	20,000,000	20,000,000

INSURANCE (1.9%)
Allstate Life Global Funding (1.9%)

3.47%, 06/27/06	12,500,000	12,500,000
3.36%, 08/08/05 (b)	15,000,000	15,000,000

		27,500,000

PERSONAL CREDIT INSTITUTIONS (2.5%)
American Honda Finance Corp. (0.7%)

3.31%, 12/06/05 (b)	10,000,000	10,000,000

General Electric Capital Corp. (1.8%)

3.45%, 08/09/05	19,000,000	19,000,000
3.51%, 08/17/05	7,000,000	7,000,000

		26,000,000

		36,000,000

Total Floating Rate Notes		385,497,043

U.S. Government Sponsored and Agency Obligations (6.5%)
FEDERAL HOME LOAN BANK (2.4%)

3.31%, 09/16/05	20,000,000	19,999,451
3.25%, Callable 02/14/05 @100 02/06/06, 2.75% Until 04/15/05	15,000,000	15,000,000

		34,999,451

FEDERAL NATIONAL MORTGAGE ASSOCIATION (4.1%)

3.57%, 10/07/05	20,000,000	20,005,068
4.00%, 08/08/06	40,000,000	40,000,000

		60,005,068

Total U.S. Government Sponsored and Agency Obligations		95,004,519

Certificates of Deposit (4.8%)
BANKS - FOREIGN (4.8%)
Barclays US Funding Corp. (2.0%)

3.44%, 09/28/05	10,000,000	10,000,000
3.52%, 10/11/05	20,000,000	20,000,000

		30,000,000

Societe Generale North American (0.7%)

3.56%, 12/16/05	10,000,000	10,000,374

Deutsche Bank (2.1%)

3.41%, 09/07/05	30,000,000	30,000,153

Total Certificates of Deposit		70,000,527

Taxable Municipal Notes (3.6%)
FINANCE - CONSUMER LOANS (2.2%)
Iowa Student Loan Liq. Co. (2.2%)

3.33%, 08/17/05	32,965,000	32,916,359

FINANCE, TAXATION, & MONETARY POLICY (1.4%)
Sunshine State Governmental Financing Commission (1.4%)

3.45%, 09/02/05	20,380,000	20,317,682

Total Taxable Municipal Notes		53,234,041

Total Investments (Cost $1,470,847,200) (a) - 100.2%	1,470,847,200
Liabilities in excess of other assets - (0.2)%	(2,953,483)

NET ASSETS - 100.0%	$1,467,893,717

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Morley Enhanced Income Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
Asset Backed Securities (68.1%)
Agency Wrapped (0.6%)
Federal Home Loan Mortgage Corporation (0.5%)

Series T-50, Class A7, 3.55%, 10/27/31	$2,000,000	$1,948,039

Federal National Mortgage Association (0.1%)

Series 2003-W13, Class AF3, 2.85%, 10/25/33	463,777	462,227

		2,410,266

Auto Loans (21.3%)

Americredit Automobile Receivables Trust, Series 2004-AF, Class A3, 2.18%, 07/07/08	6,200,000	6,150,251
Americredit Automobile Receivables Trust, Series 2003-AM, Class A4A, 3.10%, 11/06/09	5,000,000	4,951,663
Americredit Automobile Receivables Trust, Series 2003-BX, Class A3A, 2.72%, 01/06/10	5,000,000	4,927,350
Capital Auto Receivables Asset Trust, Series 2003-2, Class A3A, 1.44%, 02/15/07	882,605	876,963
Capital Auto Receivables Asset Trust, Series 2003-2, Class A4A, 1.96%, 01/15/09	3,500,000	3,422,738
Capital One Auto Finance Trust, Series 2004-A, Class A2, 2.22%, 08/15/07	1,849,745	1,840,742
Capital One Auto Finance Trust, Series 2004-B, Class A3, 2.96%, 04/15/09	6,270,000	6,177,433
Capital One Auto Finance Trust, Series 2002-C, Class A4, 3.44%, 06/15/09	4,000,000	3,973,588
Capital One Prime Auto Receivables Trust, Series 2004-3, Class A2, 3.04%, 07/15/07	2,962,626	2,951,540
Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3, 1.52%, 05/15/07	2,022,690	2,011,531
Chase Manhattan Auto Owner Trust, Series 2002-B, Class A4, 4.21%, 01/15/09	2,568,856	2,570,877
Daimler Chrysler Auto Trust, Series 2003-A, Class A3, 2.12%, 11/08/06	2,027,339	2,022,856
Daimler Chrysler Auto Trust, Series 2002-A, Class A4, 4.49%, 10/06/08	2,857,259	2,861,052
Ford Credit Auto Owner Trust, Series 2002-B, Class A4, 4.75%, 08/15/06	1,676,977	1,678,746
Ford Credit Auto Owner Trust, Series 2002-C, Class A4, 3.79%, 09/15/06	1,398,388	1,398,415
Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, 11/15/05	4,580,000	4,532,334
Honda Auto Receivables Owner Trust, Series 2003-1, Class A3, 1.92%, 11/20/06	799,202	797,168
Honda Auto Receivables Owner Trust, Series 2004-3, Class A2, 2.48%, 05/18/07	4,365,856	4,342,299
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4, 2.77%, 11/21/08	3,235,000	3,162,090

Nissan Auto Receivables Owner Trust, Series 2005-B, Class A2, 3.75%, 09/17/07	3,000,000	2,992,188
Onyx Acceptance Auto Trust, Series 2002-D, Class A4, 3.10%, 07/15/09	3,846,624	3,827,336
Onyx Acceptance Auto Trust, Series 2004-A, Class A4, 2.94%, 12/15/10	5,000,000	4,897,545
WFS Financial Owner Trust, Series 2003-2, Class A4, 2.41%, 12/20/10	5,000,000	4,910,332
WFS Financial Owner Trust, Series 2004-1, Class A3, 2.19%, 06/20/08	5,000,000	4,955,664
WFS Financial Owner Trust, Series 2003-1, Class A4, 2.74%, 09/20/10	5,000,000	4,943,749

		87,176,450

Credit Cards (13.7%)

American Express Credit Account Master Trust, Series 01-2, Class A, 5.53%, 10/15/08	5,000,000	5,044,796
Bank One Issuance Trust, Series 2003-A2, Class A2, 3.44%, 10/15/08	3,100,000	3,100,865
Capital One Master Trust, Series 2001-3A, Class A, 5.45%, 03/16/09	4,500,000	4,546,316
Chase Credit Card Master Trust, Series 2003-1, Class A, 3.44%, 04/15/08	4,000,000	4,000,702
Chase Credit Card Master Trust, Series 2001-6, Class A, 3.52%, 03/16/09	4,000,000	4,005,992
Chemical Master Credit Card Trust I, Series 1996-2, Class A, 5.98%, 09/15/08	4,000,000	4,034,353
Citibank Credit Card Issuance Trust, Series 2003-A5, Class A5, 2.50%, 04/07/08	4,000,000	3,955,536
Citibank Credit Card Master Trust, Series 1999-5, Class A, 6.10%, 05/15/08	3,000,000	3,044,175
Discover Master Card Trust, Series 2002-2, Class A, 5.15%, 10/15/09	2,000,000	2,027,735
Fleet Credit Card Master Trust, Series 2002-C, Class A, 7.02%, 02/15/05	3,901,000	3,907,019
Fleet Credit Card Master Trust II, Series 2001-B, Class A, 5.60%, 12/15/08	5,000,000	5,058,191
MBNA Master Credit Card Trust, Series 1998-F, Class A, 3.51%, 02/15/08	4,100,000	4,099,470
MBNA Master Credit Card Trust, Series 2001-A1, 5.75%, 10/15/08	5,000,000	5,062,394
Standard Credit Card Master Trust, Series 1994-2, Class A, 7.25%, 04/07/08	4,000,000	4,083,041

		55,970,585

Equipment Loans (1.2%)

MBNA Practice Solutions Owner Trust, Series 2005-2, Class A1, 3.93%, 01/15/08	4,767,160	4,752,076

Financial Services (14.9%)

Caterpillar Financial Service Corp., Series MTNF, 2.63%, 01/30/07	5,000,000	4,873,795
Citigroup, Inc., 6.75%, 12/01/05	3,000,000	3,027,630
Citigroup, Inc., 5.75%, 05/10/06	5,000,000	5,059,435
FleetBoston Financial Corp., 7.25%, 09/15/05	4,183,001	4,183,001
General Electric Capital Corp., Series MTNA, 2.97%, 07/26/06	4,000,000	3,953,140
General Electric Capital Corp., Series MTNA, 7.88%, 12/01/06	4,000,000	4,177,424

John Hancock Global Funding II, Series MTN. 5.63%, 06/27/06	5,000,000	5,056,445
JP Morgan Chase & Co., 5.63%, 08/15/06	5,000,000	5,067,375
Lehman Brothers Holdings, 6.25%, 5/15/06	5,000,000	5,076,780
Merrill Lynch & Co., Series MTNB, 2.47%, 03/10/06	5,000,000	4,955,535
Morgan Stanley Dean Witter, 6.10%, 04/15/06	5,000,000	5,066,315
Wachovia Corp., 4.95%, 11/1/06	5,000,000	5,028,290
Wells Fargo Co., 6.88%, 04/01/06	5,310,000	5,399,713

		60,924,878

Mortgage Backed (15.2%)

Centex Home Equity, Series 2004-C, Class AF1, 2.82%, 01/25/19	1,094,487	1,088,812
Centex Home Equity, Series 2004-D, Class AF1, 2.98%, 04/25/20	1,367,709	1,358,692
Centex Home Equity, Series 2005-A, Class AF1, 3.70%, 06/25/22	1,406,123	1,397,437
Centex Home Equity, Series 2004-A, Class AF3, 3.26%, 04/25/28	5,000,000	4,969,498
Centex Home Equity, Series 2005-C, Class AF1, 4.20%, 06/25/35	4,859,623	4,852,757
Chase Funding Mortgage Loan, Series 2004-1, Class 1A3, 2.98%, 04/25/26	4,300,000	4,245,303
Chase Funding Mortgage Loan, Series 2003-6, Class 1A3, 3.34%, 05/25/26	5,000,000	4,908,250
Chase Funding Mortgage Loan, Series 2004-2, Class 1A3, 4.21%, 09/25/26	5,000,000	4,968,174
Chase Funding Mortgage Loan, Series 2003-3, Class 1A4, 3.30%, 11/25/29	5,000,000	4,918,809
Countrywide, Series 2005-3, Class AF1B, 4.28%, 03/25/35	6,387,884	6,367,026
Countrywide, Series 2005-7, Class AF1B, 4.32%, 11/25/35	4,908,961	4,898,989
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A2, 3.18%, 03/25/27	2,252,615	2,246,116
Residential Asset Mortgage Products, Inc., Series 2003-RS5, Class AI3, 2.59%, 10/25/28	978,730	974,285
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI3, 3.61%, 10/25/28	3,486,589	3,469,437
Residential Asset Mortgage Products, Inc., Series 2004-RS2, Class A12, 3.35%, 08/25/29	4,820,534	4,769,980
Residential Asset Securities Corp., Series 2003-KS7, Class AI3, 3.37%, 11/25/28	2,781,214	2,765,580
Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI3, 2.68%, 01/25/19	3,900,000	3,792,335

		61,991,480

Rate Reduction Bonds (1.2%)

PG&E Energy Recovery Funding LLC, Series 2005-1, Class A1, 3.32%, 09/25/08	4,732,691	4,715,622

Total Asset Backed Securities		277,941,357

Commercial Mortgage Backed Securities (16.3%)

Banc of America Commercial Mortgage, Inc., Series 2004-3, Class A1, 2.98%, 06/10/39	3,011,983	2,984,268
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A1, 3.41%, 03/11/41	3,800,735	3,710,325
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A1, 4.36%, 11/10/42	5,543,757	5,537,043
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class A1, 4.04%, 07/10/43	4,864,142	4,836,801
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2, Class A1, 6.08%, 02/15/35	2,216,719	2,268,897
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class A1, 2.62%, 08/13/46	2,502,734	2,482,038
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A1, 6.03%, 11/18/30	27,406	27,406
Commercial Mortgage Asset Trust, Series 1999-C1, Class A2, 6.59%, 01/17/32	3,335,262	3,406,808
CS First Boston Mortgage Securities Corp., Series 2003-C4, Class A1, 2.61%, 08/15/36	2,640,872	2,566,855
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A1, 2.08%, 05/15/38	2,788,450	2,679,340
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A1, 3.11%, 12/10/41	3,905,049	3,875,485
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A1, 3.11%, 08/10/38	3,763,185	3,732,896
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A1, 4.47%, 11/15/35	4,216,154	4,216,744
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A1, 2.80%, 06/12/41	3,191,644	3,097,299
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A1, 3.17%, 12/15/26	1,171,789	1,152,412
Morgan Stanley Capital I, Series 2004-HQ4, Class A1, 2.73%, 04/14/40	3,028,488	3,000,333
Morgan Stanley Capital I, Series 2005-T17, Class A1, 3.39%, 12/13/41	2,255,079	2,239,823
Morgan Stanley Dean Witter Capital I, Series 2001-T0P1, Class A3, 6.46%, 02/15/33	3,040,440	3,131,386
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A1, 5.31%, 07/15/33	467,465	469,159
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A1, 4.59%, 04/15/34	154,576	154,621
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A1, 5.02%, 10/15/35	916,233	920,015

Morgan Stanley Dean Witter Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	2,371,492	2,316,478
Nomura Asset Corp., Series 1998-D6, Class A1A, 6.28%, 03/15/30	2,297,176	2,330,866
Salomon Brothers Mortgage, Series 2000-C3, Class A1, 6.34%, 12/18/33	5,464,189	5,578,819

Total Commercial Mortgage Backed Securities		66,716,117

Collaterized Mortgage Obligations (6.9%)
Federal Home Loan Mortgage Corporation (4.6%)

Series 2791, Class KA, 4.00%, 11/15/15	1,808,044	1,803,428
Series 2611, Class KC, 3.50%, 01/15/17	1,997,491	1,948,336
Series 2691, Class MA, 4.00%, 01/15/18	2,358,825	2,350,428
Series 2664, Class GA, 4.50%, 01/15/18	2,149,199	2,138,948
Series 2700, Class PA, 4.50%, 04/15/18	2,366,626	2,366,245
Series 2613, Class PA, 3.25%, 05/15/18	2,068,766	1,959,730
Series 2630, Class JA, 3.00%, 06/15/18	2,147,952	2,073,710
Series 2726, Class AC, 3.75%, 09/15/22	4,208,344	4,175,369

		18,816,194

Federal National Mortgage Association (2.3%)

Series 2004-34, Class PL, 3.50%, 05/25/14	4,672,099	4,602,513
Series 2003-57, Class NB, 3.00%, 06/25/18	1,963,762	1,882,663
Series 2003-75, Class NB, 3.25%, 08/25/18	1,456,695	1,411,320
Series 2003-14, Class AN, 3.50%, 03/25/33	1,556,431	1,513,628

		9,410,124

Total Collaterized Mortgage Obligations		28,226,318

Sovereign Bonds (1.2%)
Canada (1.2%)

Ontario Province, 6.00%, 02/21/06	5,000,000	5,051,635

Total Sovereign Bonds		5,051,635

U.S. Government Agencies - Mortgages (1.2%)
Federal Home Loan Mortgage Corporation (0.2%)

Pool #E00678, 6.50%, 06/01/14	272,215	282,563
Pool #E00991, 6.00%, 07/01/16	324,492	335,077

		617,640

Federal National Mortgage Association (1.0%)

Pool #190255, 6.50%, 02/01/09	199,372	205,289
Pool #254256, 5.50%, 04/01/09	114,842	116,616
Pool #253845, 6.00%, 06/01/16	409,090	422,743
Pool #254089, 6.00%, 12/01/16	624,179	645,010
Pool #545415, 6.00%, 01/01/17	556,736	575,317
Pool #254195, 5.50%, 02/01/17	1,214,769	1,240,231
Pool #625178, 5.50%, 02/01/17	1,169,646	1,194,162

		4,399,368

Total U.S. Government Agencies - Mortgages		5,017,008

U.S. Government Agencies (1.2%)
Federal National Mortgage Association (1.2%)

2.88%, 10/15/05	5,000,000	4,991,470

Total U.S. Government Agencies		4,991,470

Non-Agency Mortgage-Backed Securities (0.5%)

Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	1,970,218	1,890,424

Total Non-Agency Mortgage-Backed Bonds		1,890,424

Cash Equivalents (4.4%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $17,899,852)	$17,895,110	17,895,110

Total Cash Equivalents
Short-Term Securities Held as Collateral for Securities Lending (3.1%)

Pool of short-term securities for Gartmore	$12,506,704	12,506,704

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		12,506,704

Total Investments (Cost $424,014,998) (a) - 102.8%		420,236,143
Liabilities in excess of other assets - (2.8)%		(11,497,425)

NET ASSETS - 100.0%		$408,738,718

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

At July 31,2005, the Fund’s open short futures contracts were as follows:

Number of Contracts	Short Contract*	Expiration	Market Value Covered by Contracts	Unrealized Appreciation (Depreciation) at 07/31/05
175	U.S. Treasury 2 Year Note	09/30/05	$36,134,765	$289,844

*	Cash pledged as collateral.

Gartmore Short Duration Bond Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Asset Backed Securities (41.7%)
Automobiles (14.0%)

Americredit Automobile Receivables Trust, 3.55%, 02/12/09, Series 2002-C, Class A 4	$3,000,000	$2,982,810
Americredit Automobile Receivables Trust, 3.00%, 03/06/09, Series 2004-CA, Class A3	4,000,000	3,946,485
Capital Auto Receivables Asset Trust, 3.35%, 02/15/08, Series 2004-2, Class A2	2,000,000	1,973,545
Chase Manhattan Auto Owner Trust, 2.06%, 12/15/09, Series 2003, Class A	3,000,000	2,911,636
Onyx Acceptance Auto Trust, 2.94%, 12/15/10, Series 2004-A, Class A4	4,342,000	4,253,027
Volkswagen Auto Loan Enhanced Trust, 2.94%, 03/22/10, Series 2003-2	3,000,000	2,932,241
WFS Financial Owner Trust, 2.41%, 12/20/10, Series 2003-2, Class A4	2,275,000	2,234,201

		21,233,945

Credit Cards (13.2%)

American Express Credit Account Master Trust, 1.69%, 01/15/09, Series 2003-4, Class A	4,000,000	3,915,042
Capital One Master Trust, 5.45%, 03/16/09, Series 2001-3A, Class A	2,000,000	2,020,585
Capital One Master Trust, 5.30%, 06/15/09, Series 2001-5	2,999,000	3,030,250
Chemical Master Credit Card Trust I, 5.98%, 09/15/08, Series 1996-2, Class A	2,000,000	2,017,177
Citibank Credit Card Issuance Trust, 2.50%, 04/07/08, Series 2003-A5	4,000,000	3,955,535
Citibank Credit Card Master Trust, 6.10%, 05/15/08, Series 1999-5, Class A	3,000,000	3,044,175
MBNA Master Credit Card Trust, 6.90%, 01/15/08, Series 2000-I, Class A	2,000,000	2,002,892

		19,985,656

Home Equity Loans (14.5%)

Centex Home Equity, 4.12%, 01/25/32, Series 2004-B, Class AF4	4,000,000	3,892,713
Chase Funding Mortgage Loan, 3.99%, 08/25/29, Series 2003-2, Class 1A4	3,000,000	2,982,866
Citifinancial Mortgage Securities, Inc., 5.08%, 01/25/33, Series 2003-1	3,000,000	3,000,474
Citifinancial Mortgage Securities, Inc., 4.43%, 10/25/33, Series 2003-4, Class AF4	3,000,000	2,975,552
Equity One, Inc., 4.265%, 07/25/34, Series 2004-3, Class AF3	3,000,000	2,988,852
Residential Asset Mortgage Products, Inc., 4.86%, 09/25/30, Series 2003-R58	3,000,000	3,001,500
Residential Asset Mortgage Products, Inc., 4.47%, 03/25/32, Class 2003-KJ10	3,000,000	2,994,300

		21,836,257

Total Asset Backed Securities		63,055,858

Commercial Mortgage Backed Securities (17.6%)

Bear Stearns Commercial Mortgage Securities, Inc., 5.06%, 11/15/16, Series 2001-TOP4	3,870,279	3,906,002
Bear Stearns Commercial Mortgage Securities, Inc., 6.08%, 02/15/35, Series 2001-TOP2	2,586,172	2,647,046
CS First Boston Mortgage Securities Corp., 7.33%, 04/15/62, Series 2000-C1, Class A1	2,517,156	2,640,925
Morgan Stanley Dean Witter Capital I, 6.54%, 07/15/30, Series 1998-WFS, Class A2	3,674,111	3,833,291
Morgan Stanley Dean Witter Capital I, 6.46%, 02/15/33, Series 2001-TOP1	2,432,352	2,505,109
Morgan Stanley Dean Witter Capital I, 6.01%, 07/15/33, Series 2001-TOP3	3,549,051	3,669,202
Nomura Asset Securities Corp., 6.59%, 03/15/30, Series 1998-D6	2,875,000	3,018,494
Salomon Brothers Mortgage Securities, 6.34%, 12/18/33	2,185,675	2,231,528
UBS Commercial Mortgage Trust, 2.72%, 03/15/27	2,164,652	2,100,492

Total Commercial Mortgage Backed Securities		26,552,089

Corporate Bonds (16.3%)
Banks (4.3%)

Norwest Financial, Inc., 6.88%, 08/08/06	3,353,000	3,432,634
Wachovia Corp., 4.95%, 11/01/06	3,000,000	3,018,750

		6,451,384

Financial Services (12.0%)

Bankboston, 7.38%, 09/15/06	3,000,000	3,097,500
Citigroup, Inc., 5.75% 05/10/06	3,000,000	3,037,500
General Electric, 2.00%, 01/30/06	3,000,000	2,970,000
Merrill Lynch, 2.07%, 06/12/06	3,000,000	2,943,750
Monumental Global Funding, 6.05%, 01/19/06 (b)	3,000,000	3,026,250
Principal Life Global, 6.13%, 03/01/06 (b)	3,000,000	3,033,750

		18,108,750

Total Corporate Bonds		24,560,134

Sovereign Bonds (1.9%)
Canada (1.9%)
Province of Ontario, 3.38%, 01/15/08	3,000,000	2,932,500

Total Sovereign Bonds		2,932,500

U.S. Government Sponsored and Agency Obligations (1.8%)
Federal Home Loan Mortgage Corporation (1.8%)

3.61%, 09/27/12, Series T-50, Class A6	2,825,000	2,782,176

Total U.S. Government Sponsored and Agency Obligations		2,782,176

U.S. Government Sponsored Mortgage-Backed Obligations (16.4%)
Federal Home Loan Mortgage Corporation (5.1%)

4.50%, 07/15/14, Series 2870, Class BC	3,000,000	2,986,966
4.00%, 05/15/16, Series 2676, Class CV	2,204,917	2,168,644
4.00%, 08/15/29, Series 2626, Class UN	2,523,519	2,491,294

		7,646,904

Federal National Mortgage Association (7.9%)

4.50%, 08/25/10, Series 2004-79, Class VE	2,237,781	2,230,530
4.00%, 10/25/13, Series 2004-9, Class YJ	5,000,000	4,937,551
4.00%, 10/25/16, Series 2004-80, Class LG	5,000,000	4,920,145

		12,088,226

Government National Mortgage Association (3.4%)

4.00%, 01/20/34, Series 2004-76, Class QA	2,621,331	2,564,802
3.47%, 04/20/34, Series 2004-22, Class BK	2,576,489	2,501,951

		5,066,753

Total U.S. Government Sponsored Mortgage-Backed Obligations		24,801,883

Cash Equivalents (2.9%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $4,404,161)	4,403,754	4,403,754

Total Cash Equivalents		4,403,754

Total Investments (Cost $151,408,863) (a) - 98.6%		149,088,394
Other assets in excess of liabilities - 1.4%		2,155,631

NET ASSETS - 100.0%		$151,244,025

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Global Financial Services Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.6%)
Australia (2.3%)
Banking (2.3%)

Australia & New Zealand Banking Group Ltd. (c)	9,220	$149,253
National Australia Bank Ltd. (c)	5,630	133,064

		282,317

Austria (0.0%)
Banking (0.0%)

Bank Austria Creditanstalt (c)	3	318

Belgium (1.2%)
Financial Services (1.2%)

Fortis NV (c)	5,270	153,799

Canada (1.5%)
Financial Services (1.5%)

Manulife Financial Corp. (c)	3,690	185,314

France (3.6%)
Banking (2.6%)

BNP Paribas SA (c)	4,490	323,917

Insurance (1.0%)

Axa (c)	4,570	124,742

		448,659

Germany (3.3%)
Banking/Insurance (1.5%)

Deutsche Bank AG (c)	2,180	188,455

Financial Services (1.8%)

Hypo Real Estate Holding AG (c)	5,640	229,300

		417,755

Hong Kong (1.1%)
Financial Services (1.1%)

Hang Lung Group Ltd. (c)	67,720	134,691

Ireland (1.8%)
Banking (1.8%)

Bank of Ireland (c)	13,270	220,535

Italy (1.4%)
Banking (1.4%)

UniCredito Italiano SpA (c)	33,040	174,828

Japan (6.6%)
Banking (0.5%)

Mitsubishi Tokyo Financial Group, Inc. (c)	7,500	62,250

Financial Services (5.8%)

Mitsubishi Tokyo Financial Group, Inc. (c)	31	258,332
Mizuho Financial Group, Inc. (c)	40	179,802
Orix Corp. (c)	1,400	206,788
Sumitomo Mitsui Financial Group, Inc. (c)	13	85,499

		730,421

Insurance (0.3%)

Millea Holdings, Inc. (c)	3	39,213

		831,884

Netherlands (0.7%)
Insurance (0.7%)

ING Groep NV (c)	3,000	90,688

Spain (3.1%)
Banking (3.1%)

Banco Bilbao Vizcaya Argentaria SA (c)	15,870	267,044
Banco Popular Espanol SA (c)	10,250	122,305

		389,349

Switzerland (3.8%)
Financial Services (3.8%)

UBS AG (c)	5,760	472,007

United Kingdom (10.6%)
Banking (9.8%)

Barclays PLC (c)	24,770	242,376
HBOS PLC (c)	11,840	179,717
HSBC Holdings PLC (c)	20,273	327,947
Lloyds TSB Group PLC (c)	13,410	113,355
Royal Bank of Scotland Group PLC (c)	12,100	359,618

		1,223,013

Insurance (0.8%)

Royal & Sun Alliance Insurance Group PLC (c)	65,130	103,404

		1,326,417

United States (55.6%)
Banking (15.8%)

Bank Of America Corp.	9,960	434,256
Centerstate Banks of Florida, Inc.	1,390	46,593
Colonial BancGroup, Inc. (The)	8,550	198,959
Compass Bancshares, Inc.	2,800	134,988
HDFC Bank Ltd.	1,300	66,040
Hudson City Bancorp, Inc. (b)	11,800	139,594
Hudson City Bancorp, Inc. (b)	3,940	46,610
Metris Companies, Inc. (b)	4,500	66,825
Southwest Bancorp	1,840	42,228
U.S. Bancorp	10,150	305,109
Wachovia Corp.	2,410	121,416
Wells Fargo & Co.	6,190	379,695

		1,982,313

Financial Services (26.4%)

American Capital Strategies Ltd.	3,910	147,133
American Express Co.	4,770	262,350
Capital One Financial Corp.	3,040	250,800
Chicago Mercantile Exchange (The)	570	171,599
Citigroup, Inc.	8,490	369,315
Countrywide Financial Corp.	2,190	78,840
Franklin Resources, Inc.	1,000	80,820
Freddie Mac	900	56,952
Goldman Sachs Group, Inc.	3,650	392,302
Greenhill & Co., Inc.	1,960	75,186
Investors Financial Services Corp.	1,100	37,862
J.P. Morgan Chase & Co.	3,850	135,289
Jefferies Group, Inc.	1,930	79,767
Legg Mason, Inc.	1,000	102,150

Lehman Brothers Holding, Inc.	1,560	164,003
MBNA Corp.	3,830	96,363
Mellon Financial Corp.	5,150	156,869
Merrill Lynch & Co., Inc.	2,440	143,423
Piper Jaffray Companies, Inc. (b)	1,500	51,615
T. Rowe Price Group, Inc.	1,900	126,065
Washington Mutual, Inc.	5,320	225,994

		3,204,697

Insurance (11.2%)

Aetna, Inc.	500	38,700
Allstate Corp.	4,030	246,878
American International Group, Inc.	4,440	267,288
Aspen Insurance Holdings Ltd.	3,730	105,969
Hartford Financial Services Group	2,390	192,562
Metlife, Inc.	1,300	63,882
PartnerRe Ltd.	1,360	88,155
Prudential Financial, Inc.	1,890	126,441
St. Paul Travelers Cos.	4,120	181,362
U.S.I. Holdings Corp. (b)	7,200	92,340

		1,403,577

Real Estate Investment Trusts (2.2%)

Equity Office Properties Trust	1,760	62,392
Host Marriott Corp.	5,360	99,964
KKR Financial Corp. (b)	3,680	90,086
ProLogis	1,410	64,240
Simon Property Group, Inc.	800	63,792

		380,474

		6,971,061

Total Common Stocks		12,099,622

Cash Equivalents (5.8%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $731,305)	$731,111	731,111

Total Cash Equivalents		731,111

Total Investments (Cost $12,400,341) (a) - 102.4%		12,830,733
Liabilities in excess of other assets - (2.4)%		(303,653)

NET ASSETS - 100.0%		$12,527,080

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

Gartmore Global Health Sciences Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.2%)
Drugs (33.8%)

Abbott Laboratories	16,455	$767,297
Adams Respiratory Therapeutics, Inc. (b)	4,202	123,959
Amgen, Inc. (b)	22,370	1,784,008
Eli Lilly & Co.	18,789	1,058,196
Forest Laboratories, Inc. (b)	7,622	304,270
GlaxoSmithKline PLC ADR - UK	11,155	529,193
ICOS Corp. (b)	11,875	299,369
Pfizer, Inc.	53,734	1,423,951
Roche Holding AG – CH (c)	4,355	590,682
Schering-Plough Corp.	14,820	308,552
Sepracor, Inc. (b)	4,424	231,596
Wyeth	25,782	1,179,527

		8,600,600

Hospitals (1.0%)

Community Health Systems, Inc. (b)	6,487	250,463

Insurance (13.2%)

CIGNA Corp.	4,609	492,011
PacifiCare Health Systems, Inc. (b)	13,369	1,018,718
UnitedHealth Group, Inc.	11,421	597,318
Universal American Financial Corp (b)	12,558	309,178
WellPoint, Inc. (b)	13,526	956,829

		3,374,054

Medical - Biomedical/Genetic (6.2%)

Alexion Pharmaceuticals, Inc. (b)	7,017	182,723
Encysive Pharmaceuticals, Inc. (b)	18,124	230,356
Human Genome Sciences, Inc. (b)	12,425	182,026
InterMune, Inc. (b)	8,460	128,000
Keryx Biopharmaceuticals, Inc. (b)	14,747	247,307
MedImmune, Inc. (b)	9,250	262,793
Protein Design Labs, Inc. (b)	10,441	237,950
Sigma-Aldrich Corp.	1,907	122,353

		1,593,508

Medical Instruments (4.2%)

Guidant Corp.	8,844	608,467
St. Jude Medical, Inc. (b)	10,066	477,229

		1,085,696

Medical Products (17.3%)

Bard (C.R.), Inc.	8,735	583,411
Baxter International, Inc.	21,793	855,811
Diagnostic Products Corp.	2,493	140,755
Johnson & Johnson	17,385	1,111,945
Medtronic, Inc.	21,184	1,142,664
ResMed, Inc. (b)	4,368	292,656
Symmetry Medical, Inc. (b)	12,264	305,742

		4,432,984

Medical Products & Services (5.5%)

Biogen Idec, Inc. (b)	5,422	213,030

Biomet, Inc.	11,354	432,928
Caremark Rx, Inc. (b)	5,928	264,270
Celgene Corp. (b)	10,295	492,616

		1,402,844

Medical Services (4.4%)

Amedisys, Inc. (b)	2,964	116,011
Fisher Scientific International, Inc. (b)	3,810	255,461
Hythiam, Inc. (b)	8,541	50,221
McKesson Corp.	7,888	354,960
Priority Healthcare Corp. (b)	12,800	351,872

		1,128,525

Medical Supplies (1.3%)

PRA International (b)	10,803	326,359

Therapeutics (13.3%)

Abgenix, Inc. (b)	24,681	255,942
Bioenvision, Inc. (b)	17,966	134,386
Genentech, Inc. (b)	17,870	1,596,327
Genzyme Corp. (b)	5,390	401,070
Gilead Sciences, Inc. (b)	10,719	480,318
Inspire Pharmaceuticals, Inc. (b)	31,710	299,184
NitroMed, Inc. (b)	9,945	231,122

		3,398,349

Total Common Stocks		25,593,382

Cash Equivalents (12.4%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $3,180,645)	$3,179,802	3,179,802

Total Cash Equivalents		3,179,802

Short-Term Securities Held as Collateral for Securities Lending (13.0%)

Pool of short-term securities for Gartmore	3,320,791	3,320,791

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $30,249,559) (a) - 125.6%		32,093,975
Liabilities in excess of other assets - (25.6)%		(6,539,631)

NET ASSETS - 100.0%		$25,554,344

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR	American Depositary Receipt
CH	South Africa
UK	United Kingdom

Gartmore Global Natural Resources Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (91.0%)
Agriculture (0.8%)

The Mosaic Co. (b)	4,800	$83,520

Coal Mining (3.7%)

Arch Coal, Inc.	690	39,275
Consol Energy, Inc.	1,300	87,568
James River Coal Co. (b)	1,000	47,090
Peabody Energy Corp.	2,880	189,331

		363,264

Copper Production (1.1%)

Phelps Dodge Corp.	611	65,041
Southern Peru Copper Corp.	900	46,080

		111,121

Energy (7.7%)

BJ Services Co.	3,945	240,606
Calpine Corp. (b)	5,142	17,071
Capstone Turbine Corp. (b)	18,900	34,398
CMS Energy Corp. (b)	3,320	52,589
ITC Holdings Corp. (b)	1,400	39,200
KFx, Inc. (b)	9,392	162,200
Murphy Oil Corp.	2,374	125,917
NRG Energy, Inc. (b)	1,340	51,389
Pike Electric Corp. (b)	2,400	34,632

		758,002

Gold Mining (2.3%)

Freeport-McMoran Copper & Gold, Inc., Class B	1,400	56,392
Newmont Mining Corp.	4,500	168,975

		225,367

Industrial Gases (0.5%)

Praxair, Inc.	1,000	49,390

Oil & Gas Drilling (6.3%)

ENSCO International, Inc.	4,433	179,005
Grey Wolf, Inc. (b)	5,960	45,713
Nabors Industries Ltd. (b)	1,746	114,276
Noble Corp.	3,956	265,764
Pride International, Inc. (b)	700	18,214

		622,972

Oil Company-Exploration & Production (24.9%)

Apache Corp.	3,521	240,835
Bois d’Arc Energy, Inc. (b)	2,233	34,076
Brigham Exploration Co. (b)	3,889	35,507
Burlington Resources, Inc.	3,905	250,349
Chesapeake Energy Corp.	1,400	36,554
Denbury Resources, Inc. (b)	630	29,484
Devon Energy Corp.	1,563	87,669
EnCana Corp.	3,700	152,995
Energy Partners Ltd. (b)	2,537	67,129
EOG Resources, Inc.	1,783	108,941
Gasco Energy, Inc. (b)	12,280	48,506

Newfield Exploration Co. (b)	4,402	187,041
Noble Energy, Inc.	2,256	186,143
Parallel Petroleum Corp. (b)	17,209	190,504
Rossetta Resources, Inc. (b)	1,723	27,568
Southwestern Energy Co. (b)	2,261	124,604
Talisman Energy, Inc.	3,791	165,515
Transocean Sedco Forex, Inc. (b)	2,309	130,297
Ultra Petroleum Corp. (b)	5,463	207,156
Vintage Petroleum, Inc.	899	31,582
Warren Resources, Inc. (b)	8,640	94,003
XTO Energy, Inc.	600	21,054

		2,457,512

Oil Company-Integrated (19.3%)

BP PLC ADR - GB	3,272	215,559
ChevronTexaco Corp.	5,000	290,050
ConocoPhillips	8,400	525,756
Exxon Mobil Corp.	11,100	652,125
Marathon Oil Corp.	94	5,486
Royal Dutch Shell ADR - UK (b)	1,900	116,432
Unocal Corp.	1,600	103,760

		1,909,168

Oil Field Services (5.8%)

FMC Technologies Inc. (b)	530	19,213
Grand Prideco, Inc. (b)	5,967	191,540
Halliburton Co.	2,912	163,218
National-Oilwell Varco, Inc. (b)	2,305	120,667
Superior Well Services, Inc. (b)	4,553	83,411

		578,049

Oil Refining & Marketing (2.2%)

Alon USA Energy, Inc. (b)	4,620	82,005
Ashland, Inc.	300	18,435
Headwaters, Inc. (b)	2,198	93,965
Tesoro Corp.	570	27,485

		221,890

Paper & Related Products (1.1%)

Bowater, Inc.	200	6,762
Smurfit-Stone Container Corp. (b)	1,000	12,130
Upm-Kymmene Oyj Corp.	4,600	89,240

		108,132

Pipelines (5.5%)

Atlas Pipline Partners, LP	1,500	72,885
Enbridge, Inc.	2,400	69,216
Questar Corp.	2,621	183,942
The Williams Cos., Inc.	10,511	223,253

		549,296

Raw Materials (2.6%)

Alcoa, Inc.	1,800	50,490
Cameco Corp.	4,040	189,678
Inco Ltd.	500	20,490

		260,658

Steel Production (2.8%)

Chaparral Steel Co. (b)	1,500	27,600
L.B. Foster (b)	300	3,747
NS Group, Inc. (b)	3,290	139,661
Nucor Corp.	1,100	60,995
Steel Dynamics, Inc.	1,550	49,848

		281,851

Tire & Rubber (0.5%)

Cooper Tire & Rubber Co.	2,441	49,113

Transport Services (3.9%)

Arlington Tankers Ltd.	584	13,543
Dryships, Inc.	1,272	18,190
Eagle Bulk Shipping, Inc. (b)	5,720	73,044
Excel Maritime Carriers Ltd. (b)	100	1,286
Freightcar America, Inc. (b)	3,177	101,854
Genco Shipping & Trading Ltd. (b)	4,524	86,499
Norfolk Southern Corp.	2,500	93,025

		387,441

Total Common Stocks		9,016,746

Cash Equivalents (11.0%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $1,084,380)	$1,084,279	$1,084,279

Total Cash Equivalents		1,084,279

Total Investments (Cost $8,683,145) (a) - 102.0%		10,101,025
Liabilities in excess of other assets - (2.0)%		(199,622)

NET ASSETS - 100.0%		$9,901,403

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

ADR – American Depositary Receipt

GB – Great Britain

UK – United Kingdom

Gartmore Global Technology and Communications Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (91.3%)
Computer Hardware (15.0%)

Dell, Inc. (b)	10,600	$428,982
Gateway, Inc. (b)	25,000	99,500
Hewlett Packard Co.	13,000	320,060
International Business Machines Corp.	7,300	609,258

		1,457,800

Computer Peripherals (2.2%)

M-Systems Flash Disk Pioneers Ltd. (b)	8,400	217,140

Computer Services (4.5%)

Affiliated Computer Services, Inc., Class A (b)	3,100	154,907
Cognizant Technology Solutions Corp., Class A (b)	5,800	284,664

		439,571

Computer Software (13.3%)

Microsoft Corp.	31,100	796,471
Oracle Corp. (b)	22,900	310,982
Take-Two Interactive Software, Inc. (b)	7,600	187,036

		1,294,489

Distribution & Wholesale (0.5%)

Tech Data Corp. (b)	1,300	50,414

Electronic Components (16.1%)

Intel Corp.	28,600	776,204
Sonic Solutions (b)	25,600	491,520
TTM Technologies, Inc. (b)	21,700	153,853
Xilinx, Inc.	5,100	144,585

		1,566,162

Internet Services & Software (11.8%)

eBay, Inc. (b)	3,700	154,586
F5 Networks, Inc. (b)	8,000	337,440
Google, Inc., Class A (b)	1,000	287,760
Sapient Corp. (b)	22,200	172,716
SupportSoft, Inc. (b)	35,500	195,250

		1,147,752

Marketing Services (5.4%)

24/7 Real Media, Inc. (b)	69,400	295,644
Marchex, Inc., Class B (b)	14,300	234,949

		530,593

Networking (6.7%)

Cisco Systems, Inc. (b)	29,300	561,095
Juniper Networks, Inc. (b)	4,000	95,960

		657,055

Semiconductors (9.4%)

Analog Devices, Inc.	3,800	148,960
Emulex Corp. (b)	4,900	93,051
Integrated Device Technology, Inc. (b)	9,200	106,352

KLA-Tencor Corp.	2,000	103,400
Mattson Technology, Inc. (b)	7,900	67,150
Maxim Integrated Products, Inc.	1,100	46,057
Texas Instruments, Inc.	7,600	241,376
Ultratech Stepper, Inc. (b)	4,900	106,869

		913,215

Telecommunication Equipment (1.0%)

Tekelec (b)	6,000	99,660

Wireless Equipment (5.4%)

Motorola, Inc.	10,000	211,800
Qualcomm, Inc.	7,900	311,971

		523,771

Total Common Stocks		8,897,622

Cash Equivalents (1.7%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $168,661)	$168,616	168,616

Total Cash Equivalents		168,616

Short-Term Securities Held as Collateral for Securities Lending (12.9%)

Pool of short-term securities for Gartmore	1,253,761	1,253,761

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $9,856,601) (a) - 105.9%		10,319,999
Liabilities in excess of other assets - (5.9)%		(574,866)

NET ASSETS - 100.0%		$9,745,133

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore Global Utilities Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.5%)
Belgium (0.7%)
Electric Utility (0.6%)

Elia System Operator SA (b)	1,550	$53,377

Telecommunications (0.1%)

Mobistar SA	130	10,155

		63,532

Canada (1.0%)
Oil & Gas Utility (1.0%)

Suncor Energy, Inc.	1,840	90,150

China (1.5%)
Diversified Operations (0.8%)

Hutchison Whampoa Ltd.	7,000	68,150

Telecommunications (0.7%)

Hutchison Telecommunications (b)	59,000	67,728

		135,878

Denmark (0.4%)
Telecommunications (0.4%)

TDC AS	810	36,385

Finland (1.5%)
Oil & Gas Utility (1.5%)

Fortum Oyj	5,201	94,708
Neste Oil Oyj (b)	1,736	48,261

		142,969

France (6.7%)
Building & Construction (0.5%)

Bouygues SA	1,070	46,746

Gas (0.2%)

Gaz de France (b)	588	19,308

Telecommunications (4.1%)

France Telecom SA	12,373	381,748

Water Utility (1.9%)

Suez SA	6,373	174,971

		622,773

Germany (5.6%)
Gas & Electric Utility (4.5%)

E. ON AG	2,623	242,372
Rwe AG	2,710	180,765

		423,137

Telecommunications (1.1%)

Deutsche Telekom AG	5,004	99,033

		522,170

Greece (1.5%)
Electric Utility (0.1%)

Public Power Corp.	440	10,976

Telecommunications (1.4%)

Hellenic Telecommunications Organization SA (b)	5,496	111,840

Tim Hellas Telecommunications SA ADR	1,014	19,895

		131,735

		142,711

Hong Kong (0.1%)
Electric Utility (0.1%)

CLP Holdings Ltd.	2,000	11,563

Italy (1.4%)
Electric Utility (1.3%)

Enel SPA	13,282	113,759

Oil & Gas (0.1%)

Snam Rete Gas SPA	2,451	13,445

Telecommunications (0.0%)

Telecom Italia SPA	1,275	4,154

		131,358

Japan (4.6%)
Electric Utility (2.0%)

Chubu Electric Power Co., Inc.	1,700	41,031
Kansai Electric Power Co., Inc.	1,400	29,533
Kyushu Electric Power Co., Inc.	1,100	23,684
Tohoku Electric Power Co., Inc.	1,100	24,136
Tokyo Electric Power Co., Inc.	2,800	67,008

		185,392

Gas Utility (0.5%)

Osaka Gas Co. Ltd.	7,000	22,074
Tokyo Gas Co. Ltd.	6,000	21,806

		43,880

Telecommunications (2.1%)

Nippon Telegraph & Telephone Corp.	30	131,257
NTT DoCoMo, Inc.	41	64,376

		195,633

		424,905

Mexico (1.1%)
Telecommunications (1.1%)

America Movil ADR	4,430	98,612

Norway (0.5%)
Oil & Gas Utility (0.5%)

Statoil ASA	2,130	46,220

Singapore (0.7%)
Telecommunications (0.7%)

Singapore Telecommunications Ltd. (b)	40,285	66,972

South Africa (0.5%)
Oil & Gas Utility (0.5%)

Sasol Ltd.	1,520	45,484

Spain (3.0%)
Electric Utility (0.8%)

Iberdrola SA	2,770	70,428

Gas & Electric Utility (1.2%)

Endesa SA	3,770	84,325
Union Fenosa SA	1,022	29,957

		114,282

Telecommunications (1.0%)

Telefonica SA	5,307	89,178

		273,888

United Kingdom (21.9%)
Electric Utility (6.6%)

British Energy Group PLC (b)	9,890	74,727
International Power PLC	48,110	179,141

National Grid Transco PLC	10,774	99,360
Scottish & Southern Energy PLC	1,706	29,346
Scottish Power PLC	25,490	225,314

		607,888

Oil & Gas Utility (1.7%)

Stolt Offshore SA (b)	14,010	161,044

Telecommunications (9.3%)

O2 PLC (b)	74,130	181,512
Vodafone Group PLC (b)	263,800	679,795

		861,307

Water Utility (4.3%)

AWG PLC	5,445	92,750
Northumbrian Water Group PLC	26,342	103,652
Pennon Group PLC	7,865	146,907
United Utilities PLC	5,254	59,218

		402,527

		2,032,766

United States (46.8%)
Electric Utility (8.9%)

Allegheny Energy, Inc. (b)	4,670	133,095
Centerpoint Energy, Inc.	12,494	171,667
Dominion Resources, Inc.	451	33,311
DPL, Inc.	4,750	131,100
Edison International	3,541	144,756
Energy East Corp.	2,240	62,429
PPL Corp.	2,322	142,989
Southern Co. (The)	164	5,738

		825,085

Energy (1.0%)

NRG Energy, Inc. (b)	2,420	92,807

Gas & Electric Utility (9.8%)

Duke Energy Corp.	455	13,441
Exelon Corp.	4,330	231,742
FirstEnergy Corp.	2,830	140,877
NiSource, Inc.	2,760	67,040
PG&E Corp.	3,500	131,705
SCANA Corp.	1,700	71,451
TXU Corp.	2,038	176,572
Wisconsin Energy Corp.	1,950	78,293

		911,121

Oil & Gas Exploration & Production (2.7%)

Cimarex Energy Co. (b)	2,630	110,302
The Williams Co., Inc.	6,590	139,972

		250,274

Oil & Gas Utility (3.6%)

Burlington Resources, Inc.	990	63,469
ConocoPhillips	3,518	220,191
EOG Resources, Inc.	767	46,864

		330,524

Telecommunications (20.8%)

American Tower Corp. (b)	4,120	94,678
BellSouth Corp.	6,051	167,008
Nextel Communications, Inc., Class A (b)	8,123	282,680
NII Holdings, Inc. (b)	1,410	104,960
SBC Communications, Inc.	18,833	460,467
Sprint Corp.	9,510	255,819
Verizon Communications, Inc.	16,290	557,608

		1,923,220

		4,333,031

Total Common Stocks		9,221,367

Cash Equivalents (2.5%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $227,371)	227,350	227,350

Total Cash Equivalents		227,350

Total Investments (Cost $8,952,421) (a) - 102.0%		9,448,717
Liabilities in excess of other assets - (2.0)%		(183,853)

NET ASSETS - 100.0%		$9,264,864

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

At July 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation (Depreciation)
Short Contracts:
Euro	08/02/05	$(64,806)	$(64,957)	$(152)
Euro	08/02/05	(69,926)	(70,115)	(189)
Euro	08/02/05	(54,697)	(54,980)	(211)
Norwegian Krone	08/03/05	(86,704)	(87,329)	(625)

Total Short Contracts:		$(276,133)	$(277,381)	$(1,177)

Long Contract:
British Pound	08/01/05	$57,776	$58,437	$661
British Pound	08/02/05	72,269	72,467	198
Euro	08/01/05	130,501	131,997	1,496
Hong Kong Dollar	08/01/05	137,554	137,610	57
Singapore Dollar	08/02/05	20,311	20,326	15

Total Long Contracts:		$398,100	$420,837	$2,427

Gartmore Mid Cap Growth Leaders Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.8%)
Aerospace & Defence (4.2%)

L-3 Communications Holdings, Inc.	21,180	$1,656,911

Amusement & Recreation Services (2.3%)

WMS Industries, Inc. (b)	28,030	913,498

Business Services (3.5%)

Office Depot, Inc. (b)	48,295	1,370,612

Commercial Services (1.9%)

Cendant Corp.	35,385	755,824

Computer Software & Services (10.3%)

AutoDesk, Inc.	21,910	749,103
Cognizant Technology Solutions Corp. (b)	10,220	501,598
Micros Systems, Inc. (b)	29,790	1,279,480
Quest Software, Inc. (b)	49,770	709,223
Satyam Computer Services Ltd. - ADR IN	27,220	777,947

		4,017,351

Financial (7.1%)

CIT Group, Inc.	29,630	1,307,868
T. Rowe Price Group, Inc.	21,950	1,456,383

		2,764,251

Hospitals (3.7%)

Community Health Systems, Inc. (b)	37,540	1,449,419

Hotels & Casinos (2.0%)

Station Casinos, Inc.	10,870	798,402

Hotels & Motels (4.0%)

Starwood Hotels & Resorts Worldwide, Inc.	24,770	1,568,436

Industrial Gases (3.5%)

Praxair, Inc.	27,800	1,373,042

Machinery - Electrical (2.0%)

W.W. Grainger, Inc.	12,610	785,855

Manufacturing (7.7%)

Fortune Brands, Inc.	6,200	586,210
Ingersoll Rand Co.	11,490	898,173
Precision Castparts Corp.	16,815	1,513,014

		2,997,397

Medical – Biomedical & Genetic (3.0%)

Charles River Laboratories International, Inc. (b)	24,020	1,169,774

Medical Services (5.5%)

Fisher Scientific International, Inc. (b)	17,345	1,162,982
Manor Care, Inc.	26,285	997,779

		2,160,761

Oil & Gas (5.5%)

Noble Corp.	7,565	508,217
Patterson-UTI Energy, Inc.	23,355	766,745
The Williams Cos., Inc.	40,760	865,742

		2,140,704

Restaurants (2.3%)

Darden Restaurants, Inc.	26,375	915,213

Retail (9.2%)

Dollar General Corp.	48,600	987,552
Estee Lauder Co., Inc., Class A	32,410	1,268,527
Quiksilver, Inc. (b)	79,120	1,328,425

		3,584,504

Semiconductors (9.9%)

Broadcom Corp., Class A (b)	37,540	1,605,586
MEMC Electronic Materials, Inc. (b)	55,360	940,566
Xilinx, Inc.	47,025	1,333,159

		3,879,311

Telecommunications (1.9%)

Comverse Technology, Inc. (b)	30,115	761,608

Travel (3.3%)

Royal Caribbean Cruises Ltd.	28,160	1,279,872

Total Common Stocks		36,342,745

Commercial Paper (10.3%)
Mortgage bankers and correspondents (10.3%)

Countrywide Home Loans, 3.32%, 8/1/05	4,020,000	4,020,000

Total Commercial Paper		4,020,000

Short-Term Securities Held as Collateral for Securities Lending (6.2%)

Pool of short-term securities for Gartmore	$2,410,867	2,410,867
Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		2,410,867

Total Investments (Cost $38,473,213) (a) - 109.3%		42,773,612
Liabilities in excess of other assets - (9.3)%		(3,631,518)

NET ASSETS - 100.0%		$39,142,094

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

ADR	American Depositary Receipt
IN	India

Gartmore Nationwide Leaders Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.3%)
Banks (11.1%)

Bank of America Corp.	20,900	$911,240
New York Community Bancorp, Inc.	32,100	589,356

		1,500,596

Building (3.2%)

Lennar Corp.	6,400	430,528

Capital Goods (2.8%)

PACCAR, Inc.	5,200	375,544

Chemicals (4.3%)

Albemarle Corp.	15,100	575,310

Computer Equipment (3.7%)

Seagate Technology	25,900	501,683

Computer Software & Services (13.2%)

Intel Corp.	24,700	670,357
Oracle Corp. (b)	48,300	655,914
Yahoo!, Inc. (b)	14,000	466,760

		1,793,031

Containers (4.1%)

Ball Corp.	14,700	557,865

Financial Services (1.5%)

Goldman Sachs Group, Inc.	1,900	204,212

Healthcare (3.4%)

Aetna, Inc.	5,900	456,660

Insurance (6.1%)

ACE Ltd.	6,200	286,502
Old Republic International Corp.	20,500	538,330

		824,832

Machinery (3.3%)

Deere & Co.	6,100	448,533

Metals (2.7%)

Phelps Dodge Corp.	1,300	138,385
Southern Peru Copper Corp.	4,300	220,160

		358,545

Oil & Gas (5.3%)

Exxon Mobil Corp.	7,500	440,625
Kerr-McGee Corp.	3,500	280,735

		721,360

Radio (3.0%)

Westwood One, Inc.	20,200	411,474

Railroads (8.0%)

Burlington Northern Santa Fe Corp.	10,100	547,925
Norfolk Southern Corp.	14,200	528,382

		1,076,307

Retail (3.8%)

Staples, Inc.	22,600	514,602

Semiconductors (1.1%)

Advanced Micro Devices, Inc. (b)	7,200	144,576

Telecommunications (4.6%)

Citizens Communications Co.	47,400	622,836

Tobacco (9.1%)

Altria Group, Inc.	10,000	669,600
Reynolds American, Inc.	6,680	556,511

		1,226,111

Utilities (4.0%)

Progress Energy, Inc.	12,200	544,242

Total Common Stocks		13,288,847

Cash Equivalents (5.2%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $708,182)	$707,995	707,995

Total Cash Equivalents		707,995

Total Investments (Cost $13,542,510) (a) - 103.5%		13,996,842
Liabilities in excess of other assets - (3.5)%		(478,035)

NET ASSETS - 100.0%		$13,518,807

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore Small Cap Leaders Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.7%)
Apparel & Accessories (6.1%)

Guess?, Inc. (b)	10,400	$243,360
Maidenform Brands, Inc. (b)	10,400	189,800
Oxford Industries, Inc.	5,885	276,654
Volcom, Inc. (b)	5,532	186,262

		896,076

Auto Trucks & Parts (4.8%)

Accuride Corp. (b)	26,900	330,870
Tenneco Automotive, Inc. (b)	9,200	173,512
Universal Technical Institute, Inc. (b)	6,000	194,400

		698,782

Chemicals (1.8%)

Olin Corp.	14,200	260,570

Computer Software & Services (6.0%)

Imergent, Inc. (b)	15,000	170,250
Parametric Technology Corp. (b)	52,100	359,490
Smith Micro Software, Inc. (b)	45,000	240,300
TTM Technologies, Inc. (b)	14,900	105,641

		875,681

Consumer Goods & Services (2.9%)

Coca-Cola Bottling Co.	4,400	231,484
Jarden Corp. (b)	5,000	191,800

		423,284

Electronics (2.9%)

Engineered Support Systems, Inc.	6,000	221,880
Multi-Fineline Electronix, Inc. (b)	9,860	206,863

		428,743

Energy (0.3%)

KFx, Inc. (b)	2,800	48,356

Financial & Miscellaneous (13.0%)

Cascade Bancorp	5,400	124,092
Centerstate Bank of Florida	9,830	329,502
Greenhill & Co., Inc.	3,400	130,424
KKR Financial Corp. (b)	14,400	352,512
MainSource Financial Group, Inc.	13,100	249,948
Nuveen Investments, Inc., Class A	4,400	167,200
OceanFirst Financial Corp.	6,500	155,480
Thornburg Mortgage, Inc.	5,400	160,272
World Acceptance Corp. (b)	8,000	217,360

		1,886,790

Food & Related (1.0%)

Weis Markets, Inc.	3,700	150,960

Gambling (1.4%)

Scientific Games Corp. (b)	7,400	202,612

Human Resources (1.2%)

Kforce, Inc. (b)	19,800	182,160

Machinery (1.6%)

Idex Corp.	5,400	235,872

Manufacturing (17.4%)

Armor Holdings, Inc. (b)	14,100	576,408

Belden CDT, Inc.	13,400	297,480
Blount International, Inc. (b)	27,900	490,482
Ennis, Inc.	8,100	147,501
Maverick Tube Corp. (b)	5,400	179,118
Mikohn Gaming Corp. (b)	13,500	189,000
Rudolph Technologies, Inc. (b)	13,000	198,120
Silgan Holdings, Inc.	4,300	246,949
Trex Co., Inc. (b)	7,200	211,680

		2,536,738

Media (1.6%)

Jupitermedia Corp. (b)	11,000	240,790

Medical (7.4%)

Dendrite International, Inc. (b)	7,900	136,670
First Horizon Pharmaceutical Corp. (b)	10,000	212,800
Impax Laboratories, Inc. (b)	12,300	195,570
LifePoint Hospitals, Inc. (b)	3,100	144,956
Option Care, Inc.	12,000	168,240
West Pharmaceutical Services, Inc.	8,300	228,333

		1,086,569

Oil & Gas (2.1%)

Berry Petroleum Co.	2,100	119,721
Newpark Resources, Inc. (b)	23,000	194,580

		314,301

Real Estate Investment Trusts (4.7%)

American Campus Communities, Inc.	11,600	290,580
HouseValues, Inc. (b)	12,100	214,291
Lexington Corporate Properties Trust	7,900	189,442

		694,313

Retail (9.3%)

Carmike Cinemas, Inc.	10,000	301,800
DHB Industries, Inc. (b)	19,900	151,439
J. Jill Group, Inc. (b)	25,000	407,750
Jos. A. Bank Clothiers, Inc. (b)	4,900	223,930
Rush Enterprises Inc., Class A (b)	17,400	276,660

		1,361,579

Semiconductors (1.3%)

Varian Semiconductor Equipment Associates, Inc. (b)	4,600	190,992

Telecommunications (8.1%)

Arris Group, Inc. (b)	27,000	298,080
Consolidated Communications Holdings, Inc. (b)	12,000	174,720
Neustar, Inc. (b)	7,000	196,000
Valor Communications Group, Inc.	27,500	384,175
Westell Technologies, Inc., Class A (b)	31,500	129,150

		1,182,125

Transportation (1.8%)

Celadon Group, Inc. (b)	13,000	259,090

Total Common Stocks		14,156,383

Short-Term Securities Held as Collateral for Securities Lending (6.6%)

Pool of short-term securities for Gartmore	968,128	968,128

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $14,374,072) (a) - 103.3%		15,124,511
Liabilities in excess of other assets - (3.3)%		(486,051)

NET ASSETS - 100.0%		$14,638,460

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore U.S. Growth Leaders Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.6%)
Building (2.1%)

Pulte Corp.	19,360	$1,812,483

Business Services (5.4%)

CRA International, Inc. (b)	34,630	1,842,316
Resources Connection, Inc. (b)	92,940	2,788,200

		4,630,516

Computer Equipment (2.1%)

M-Systems Flash Disk Pioneers Ltd. ADR - IL (b)	69,000	1,783,650

Computer Software & Services (7.7%)

McAfee, Inc. (b)	58,200	1,827,480
Salesforce.com, Inc. (b)	75,100	1,768,605
VeriSign, Inc. (b)	113,970	2,998,551

		6,594,636

Financial Services (9.8%)

Capital One Financial Corp.	35,810	2,954,325
Goldman Sachs Group, Inc.	24,360	2,618,213
T. Rowe Price Group, Inc.	42,600	2,826,510

		8,399,048

Healthcare (7.4%)

St. Jude Medical, Inc. (b)	62,800	2,977,348
UnitedHealth Group, Inc.	64,960	3,397,408

		6,374,756

Hotels & Motels (5.4%)

Starwood Hotels & Resorts Worldwide, Inc.	45,140	2,858,265
Station Casinos, Inc.	23,720	1,742,234

		4,600,499

Manufacturing (3.7%)

Danaher Corp.	57,200	3,171,740

Medical (6.5%)

Amgen, Inc. (b)	37,240	2,969,890
Invitrogen Corp. (b)	30,440	2,610,839

		5,580,729

Networking Products (2.8%)

Juniper Networks, Inc. (b)	98,680	2,367,333

Oil & Gas (6.2%)

Burlington Resources, Inc.	46,500	2,981,115
Praxair, Inc.	46,850	2,313,922

		5,295,037

Retail (16.5%)

Brinker International, Inc. (b)	70,090	2,866,681
CVS Corp.	99,400	3,084,382
Golf Galaxy, Inc. (b)	35,000	651,350
Home Depot, Inc.	73,900	3,215,389
Kohl’s Corp. (b)	77,270	4,354,164

		14,171,966

Semiconductors (8.3%)

Broadcom Corp., Class A (b)	66,720	2,853,614

National Semiconductor Corp.	172,790	4,269,641

		7,123,255

Steel (3.0%)

Nucor Corp.	47,100	2,611,695

Telecommunications (11.7%)

Comverse Technology, Inc. (b)	112,290	2,839,814
Corning, Inc. (b)	151,790	2,891,600
QUALCOMM, Inc.	108,400	4,280,716

		10,012,130

Total Common Stocks		84,529,473

Cash Equivalents (9.8%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $8,423,415)	$8,421,183	8,421,183

Total Cash Equivalents		8,421,183

Short-Term Securities Held as Collateral for Securities Lending (3.5%)

Pool of short-term securities for Gartmore	$2,985,980	2,985,980

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		2,985,980

Total Investments (Cost $91,204,958) (a) - 111.9%		95,936,636
Liabilities in excess of other assets - (11.9)%		(10,217,853)

NET ASSETS - 100.0%		$85,718,783

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
IL	Israel

Gartmore Worldwide Leaders Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.0%)
AUSTRALIA (5.1%)
Coal (1.7%)

Excel Coal Ltd. (c)	103,629	$575,189

Computer Software & Services (3.1%)

Computershare Ltd. (c)	229,780	1,064,871

Gaming (0.3%)

Tattersall’s Ltd. (b)	41,923	103,149

		1,743,209

CANADA (3.3%)
Oil & Gas (3.3%)

Suncor Energy, Inc.	23,000	1,126,880

FRANCE (8.8%)
Banking (3.1%)

BNP Paribas SA (c)	14,400	1,038,843

Food Products & Services (2.7%)

Groupe Danone	9,600	946,035

Gas (3.0%)

Gaz de France (GDF) (b)	31,427	1,031,943

		3,016,821

HONG KONG (4.4%)
Real Estate (4.4%)

Cheung Kong (Holdings) Ltd. (c)	142,000	1,526,681

IRELAND (3.6%)
Airlines (3.6%)

Ryanair Holdings PLC-ADR (b) (c)	26,600	1,245,146

ITALY (4.5%)
Banking (4.5%)

UniCredito Italiano SPA (c)	292,600	1,548,264

NETHERLANDS (4.0%)
Banking (4.0%)

ABN AMRO Holding NV (c)	55,300	1,376,432

SOUTH KOREA (4.4%)
Electronics (4.4%)

Hynix Semiconductor, Inc. (b) (c)	34,500	797,172
Samsung Electronics Co. Ltd.	1,290	706,087

		1,503,259

UNITED KINGDOM (13.4%)
Aerospace & Defense (2.1%)

BAE Systems PLC (c)	133,000	719,170

Gaming (1.0%)

PartyGaming PLC (b) (c)	118,552	360,638

Mining (5.5%)

BHP Billiton PLC (c)	133,900	1,903,371

Television (3.3%)

ITV PLC (c)	543,000	1,143,948

Water & Sewerage Services (1.5%)

Pennon Group PLC (c)	27,700	517,395

		4,644,522

UNITED STATES (46.5%)
Computer Software & Services (5.3%)

Alliance Data Systems Corp. (b)	21,300	906,741
Apple Computer, Inc. (b)	21,600	921,240

		1,827,981

Cosmetics & Toiletries (4.9%)

Gillette Co. (The)	31,700	1,701,339

Electronics (2.0%)

Advanced Micro Devices, Inc. (b)	33,700	676,696

Entertainment (0.5%)

CKX, Inc. (b)	13,000	180,635

Financial Services (8.1%)

Goldman Sachs Group, Inc. (The)	14,310	1,538,038
Merrill Lynch & Co., Inc.	20,800	1,222,624

		2,760,662

Healthcare Services (2.5%)

Health Net, Inc. (b)	22,500	873,000

Insurance (3.1%)

The Hartford Financial Services Group, Inc.	13,300	1,071,581

Internet Security (1.9%)

Symantec Corp. (b)	29,200	641,524

Machinery & Equipment (5.1%)

Caterpillar, Inc.	32,600	1,757,466

Multimedia (2.9%)

News Corporation, Inc., Class A	61,400	1,005,732

Oil & Gas (5.0%)

ConocoPhillips	27,800	1,740,002

Retail (3.7%)

Federated Department Stores, Inc.	17,000	1,289,790

Telecommunications (1.5%)

Motorola, Inc.	25,090	531,406

		16,057,814

Total Common Stocks		33,789,028

Cash Equivalents (1.0%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $335,727)	335,696	335,696

Total Cash Equivalents		335,696

Short-Term Securities Held as Collateral for Securities Lending (6.7%)

Pool of short-term securities for Gartmore	$2,311,750	2,311,750
Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		2,311,750

Total Investments (Cost $33,308,607) (a) - 105.7%		36,436,474
Other assets in excess of liabilities - (5.7)%		(1,967,549)

NET ASSETS - 100.0%		$34,468,925

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair-Valued Security.

ADR – American Depositary Receipt

At July 31, 2005, the Fund’s open forward currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ Depreciation
Short Contracts:
Australia Dollar	08/03/05	(101,991)	(102,122)	(131)
Japanese Yen	08/02/05	(766,624)	(768,875)	(2,251)

Total Short Contracts		(868,615)	(870,997)	(2,382)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ Depreciation
Long Contracts:
Euro	08/01/05	214,550	215,946	1,396
British Sterling Pound	08/01/05	705,246	714,053	8,807

Total Long Contracts		919,796	929,999	10,203

Gartmore China Opportunities Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.6%)
China (19.7%)
Building & Construction (4.4%)

Baoye Group Co. Ltd. (c)	426,000	$230,181
Zhejiang Expressway Co. Ltd. (c)	340,000	241,671

		471,852

Electronics (1.8%)

TPV Technology Ltd. (c)	296,000	193,754

Mining (2.1%)

Yanzhou Coal Mining Co. Ltd. (c)	272,400	221,320

Oil & Gas (4.2%)

China Oilfield Servies Ltd. (c)	700,000	264,640
CNOOC Ltd. (c)	270,000	187,646

		452,286

Telecommunications (5.8%)

China Telecom Co. Ltd. (c)	998,000	383,803
ZTE Corp. (c)	79,200	226,613

		610,416

Utility (1.4%)

Shanghai Electric Group Co. Ltd. (b) (c)	604,000	150,747

		2,100,375

Hong Kong (76.9%)
Apparel (2.8%)

Prime Success International Group Ltd. (b) (c)	430,000	150,347
Yue Yuen Industrial Holdings Ltd. (c)	47,000	148,279

		298,626

Building & Construction (2.2%)

Asia Aluminum Holdings Ltd. (c)	2,042,000	230,920

Chemicals (2.5%)

Kingboard Chemical Holdings Ltd. (c)	94,000	267,747

Commercial Services (1.1%)

Linmark Group Ltd. (c)	424,000	119,673

Consumer Goods on Healthcare (0.7%)

Moulin Global Eyecare Holdings Ltd. (c)	272,000	69,986

Diversified Operations (7.3%)

Hutchison Whampoa Ltd. (c)	32,000	311,546
Li & Fung Ltd. (c)	98,000	206,502
Melco International Development Ltd. (b) (c)	228,000	257,932

		775,980

Electronics (0.7%)

Solomon Systech International Ltd. (c)	234,000	74,143

Engine Manufacturing (1.6%)

Weichai Power Co. Ltd. (c)	70,000	168,611

Food Products (4.7%)

COFCO International Ltd. (c)	630,000	274,992
Global Bio-chem Technology Group Co. Ltd. (c)	454,000	227,136

		502,128

Health Care Products (2.9%)

Hengan International Group Co. Ltd. (c)	382,000	304,548

Hotels, Restaurants & Leisure (2.5%)

Regal Hotels International Holdings Ltd. (c)	2,684,000	270,272

Information Services (1.4%)

HC International, Inc. (b) (c)	700,000	148,592

Insurance (1.6%)

China Life Insurance Co. Ltd. (b) (c)	230,000	171,108

Machinery & Machine Tools (2.1%)

Techtronic Industries Co. Ltd. (c)	91,500	226,888

Medical Products (2.7%)

China Shineway Pharmaceutical Group Ltd. (b) (c)	368,000	123,115
Shandong Weigao Group Medical Polymer Co. Ltd. (c)	1,160,000	164,158

		287,273

Oil & Gas (3.6%)

China Gas Holdings Ltd. (b) (c)	1,138,000	196,945
Sinopec Zhenhai Refining & Chemical Co. Ltd. (c)	174,000	184,904

		381,849

Paper Products (2.7%)

Lee & Man Paper Manufacturing Ltd. (c)	314,000	290,162
Vision Grande Group Holdings Ltd. (b) (c)	2,000	1,255

		291,417

Real Estate (14.4%)

Cheung Kong (Holdings) Ltd. (c)	51,000	548,315
Hongkong Land Holdings Ltd. (c)	85,000	276,576
Hopewell Holdings Ltd. (c)	116,000	300,152
Hysan Development Co. (c)	118,000	277,895
Sinochem Hong Kong Holdings Ltd. (b) (c)	756,000	140,054

		1,542,992

Retail (12.2%)

Giordano International Ltd. (c)	380,000	282,910
GOME Electrical Appliances Holdings Ltd. (c)	229,600	141,996
Lianhua Supermarket Holdings Ltd. (c)	186,000	205,670
Lifestyle International Holdings Ltd. (c)	132,500	233,808
Sa Sa International Holdings Ltd. (c)	380,000	194,154
Wumart Stores, Inc. (c)	147,000	248,778

		1,307,316

Transportation (5.5%)

China Travel International Investment Hong Kong Ltd.(c)	822,000	255,332
Cosco Pacific Ltd. (c)	72,000	141,274
Pacific Basin Shipping Ltd. (c)	407,000	194,426

		591,032

Utility (1.7%)

Tianjin Bohai Chemical Protection Co. Ltd. (c)	544,000	183,516

		8,214,617

Total Common Stocks		10,314,992

Cash Equivalents (1.8%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $189,107)	$189,057	189,057

Total Cash Equivalents		189,057

Total Investments (Cost $10,088,629) (a) - 98.4%		10,504,049
Other assets in excess of liabilities - 1.6%		168,487

NET ASSETS - 100.0%		$10,672,536

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.

ADR	American Depositary Receipt

At July 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Hong Kong Dollar	08/02/05	$1,926	$1,926	$0

Total Short
Contracts		$1,926	$1,926	$0

Long Contracts:
Hong Kong Dollar	08/01/05	$35,787	$35,801	$(14)

Total Long
Contracts		$35,787	$35,801	$(14)

Gartmore Emerging Markets Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.8%)
Argentina (0.9%)
Oil & Gas (0.9%)

Tenaris SA ADR	3,458	$324,602

Brazil (11.8%)
Banking (1.4%)

Banco Itau Holding Financeira SA ADR	5,700	535,572

Electric Utility (1.1%)

Companhia Energetica de Minas Gerais (d)	12,850,618	420,546

Food & Beverage (1.0%)

CIA Brasiqeira BEB (d)	1,026,000	320,908
CIA Brasiqeira BEB (b) (d)	183,800	45,960

		366,868

Insurance (0.6%)

Porto Seguro SA (b) (d)	25,900	221,766

Mining (2.1%)

Companhia Vale do Rio Doce, Class A (d)	27,866	785,363

Oil & Gas (2.9%)

Petroleo Brasileiro SA (d)	2,400	110,124
Petroleo Brasileiro SA ADR	15,450	812,207
Petroleo Brasileiro SA ADR (c)	3,400	155,448

		1,077,779

Paper Products (0.7%)

Klabin SA (d)	156,792	264,015

Retail (1.0%)

Lojas Renner SA (b) (d)	19,800	383,414

Telecommunications (1.0%)

Tele Norte Leste Participacoes SA ADR	23,800	372,946

		4,428,269

China (4.8%)
Manufacturing (0.9%)

Shanghai Electric Group Co. Ltd. (b) (d)	1,298,000	323,957

Mining (0.9%)

Yanzhou Coal Mining Co. Ltd. (d)	428,400	348,066

Oil & Gas (0.9%)

China Oilfield Services Ltd. (d)	848,000	320,593

Telecommunications (2.1%)

China Telecom Corp. Ltd. (d)	2,080,000	799,912

		1,792,528

Czech Republic (1.3%)
Multi-Media (1.3%)

Central European Media Enterprises Ltd., Class A (b) (d)	9,800	473,536

Hong Kong (1.1%)
Semiconductors (1.1%)

Solomon Systech International Ltd. (d)	1,242,000	393,527

Hungary (1.1%)
Oil & Gas (1.1%)

MOL Magyar Olaj-es Gazipari Rt. (d)	4,058	406,349

India (2.7%)
Financial Services (0.6%)

ICICI Bank Ltd. ADR	8,650	228,447

Technology (0.9%)

Tata Consultancy Services Ltd. (d)	11,200	327,488

Telecommunications (1.2%)

Bharti Tele-Ventures Ltd. (b) (d)	70,431	459,210

		1,015,145

Indonesia (1.9%)
Mining (1.2%)

PT Bumi Resources Tbk (b) (d)	5,161,500	436,754

Telecommunications (0.7%)

PT Telekomunikasi Indonesia (d)	454,500	259,628

		696,382

Israel (2.6%)
Banking (0.7%)

Bank Leumi Le-Israel (b) (d)	88,800	249,601

Computer Software (0.9%)

Retalix Ltd. (b) (d)	15,600	371,280

Electronics (1.0%)

Orbotech Ltd. (b) (d)	14,700	363,825

		984,706

Korea (19.7%)
Automobile (1.5%)

Hyundai Motor Co. Ltd. (d)	8,330	572,442

Banking (0.5%)

Hana Bank (d)	5,830	184,855

Building - Residential/Commercial (0.7%)

Hyundai Development Co. (d)	9,500	259,031

Communications Equipment (0.5%)

KH Vatec Co. Ltd. (d)	10,700	194,919

Diversified Operations (0.7%)

GS Holdings Corp. (d)	12,450	271,408

Electrical Equipment (0.7%)

Kumho Electric, Inc. (d)	4,650	252,410

Electronics (6.4%)

Samsung Electronics Co. Ltd. (d)	1,582	865,915
Samsung Electronics GDR	8,019	1,493,539

		2,359,454

Financial Services (3.4%)

Korea Investment Holding Co. Ltd. (d)	11,600	265,101
LG Card Co. Ltd. (b) (d)	12,600	452,942
Woori Finance Holdings Co. Ltd. (d)	44,950	551,419

		1,269,462

Oil & Gas (0.9%)

SK Corp. (d)	6,700	327,842

Retail (2.3%)

CJ Home Shopping (d)	4,220	378,363
Hyundai Department Store Co. Ltd. (d)	9,100	480,008

		858,371

Semiconductors (1.4%)

Hynix Semiconductor, Inc. (b) (d)	19,100	441,333
Seoul Semiconductor Co. Ltd. (d)	4,062	99,797

		541,130

Telecommunications (0.7%)

KT Freetel Co. Ltd. (d)	9,600	252,963

		7,344,287

Malaysia (4.8%)
Banking (0.8%)

Commerce Asset-Holdings Berhad (d)	27,400	40,559
Malayan Banking Berhad (d)	82,000	248,701

		289,260

Electric (0.8%)

Tenega Nasional Berhad (d)	100,000	296,000

Financial Services (0.7%)

Pos Malaysia & Services Holdings Berhad (d)	249,000	245,483

Real Estate (0.9%)

SP Setia Berhad (d)	311,200	356,535

Telecommunications (1.0%)

Telekom Malaysia Berhad (d)	135,400	392,910

Transportation (0.6%)

Malaysia International Shipping Corp. Berhad (d)	44,800	219,819

		1,800,007

Mexico (7.5%)
Building Products (1.4%)

Cemex SA de CV ADR	11,000	518,760

Construction (0.8%)

Urbi Desarrolloas Urbanos, SA de CV (b) (d)	50,800	316,990

Diversified Operations (0.8%)

Grupo Carso SA de CV (d)	142,674	299,005

Financial Services (1.4%)

Grupo Financiero Banorte SA de CV (d)	60,200	505,844

Manufacturing (0.6%)

Industrias CH SA (b) (d)	109,100	236,883

Retail (1.0%)

Wal-Mart de Mexico SA de CV (d)	82,900	371,027

Telecommunications (1.5%)

America Movil SA de CV ADR	24,300	540,918

		2,789,427

Russia (7.1%)
Automobile (0.6%)

JSC Severstal - Avto (b) (d)	14,300	235,950

Brewery (1.2%)

Efes Breweries International GDR (b)	12,700	450,850

Mining (0.6%)

JSC MMC Norilsk Nickel ADR	3,200	220,800

Oil & Gas (2.3%)

NovaTek OAO (b) (d)	3,700	76,405
Surgutneftegaz ADR	19,300	788,212

		864,617

Retail (1.2%)

Pyaterochka Holding NV (b) (d)	27,793	446,911

Telecommunications (1.2%)

AO VimpelCom ADR (b)	11,450	439,451

		2,658,579

South Africa (7.8%)
Banking (2.3%)

ABSA Group Ltd. (d)	41,878	582,770
Standard Bank Group Ltd. (d)	27,800	298,643

		881,413

Diversified Operations (0.8%)

Barloworld Ltd. (d)	19,000	286,486

Home Furnishing (1.0%)

Lewis Group Ltd. (d)	60,642	383,000

Mining (1.3%)

Anglo American PLC (d)	11,600	292,409
AngloGold Ltd. (d)	5,900	203,160

		495,569

Oil & Gas (1.0%)

Sasol Ltd. (d)	12,100	362,074

Telecommunications (1.4%)

MTN Group Ltd. (d)	72,252	510,162

		2,918,704

Taiwan (15.5%)
Agricultural Production - Crops (1.3%)

Taiwan Fertilizer Co. Ltd. (b) (d)	363,000	495,960

Banking (2.1%)

E.Sun Financial Holding Co. Ltd. (b) (d)	604,000	491,724
TA Chong Bank Ltd. (b) (d)	944,820	303,023

		794,747

Computer Hardware (2.4%)

Compal Electronics, Inc. (d)	541,684	497,172
Foxconn Technology Co. Ltd. (b) (d)	83,000	386,711

		883,883

Electronics (2.0%)

AU Optronics Corp. (d)	218,000	340,351
Ichia Technologies, Inc. (d)	516	491
Largan Precision Co. Ltd. (d)	47,000	398,627

		739,469

Financial Services (1.7%)

Shin Kong Financial Holding Co. Ltd. (d)	606,000	627,412

Semiconductors (4.5%)

MediaTek, Inc. (b) (d)	33,000	347,471
Powerchip Semiconductor Corp. (d)	439,000	322,037
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	307,016	511,717
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,007	180,452
United Microelectronics Corp. ADR (b)	84,800	326,480

		1,688,157

Steel (0.6%)

China Steel Corp. (d)	265,650	221,660

Textiles (0.9%)

Far Eastern Textile Ltd. (d)	406,610	328,467

		5,779,755

Thailand (2.8%)
Banking (1.0%)

Kasikornbank Public Co. Ltd. (d)	265,000	381,391

Electric Utility (0.6%)

Ratchaburi Electricity (d)	231,800	232,524

Petrochemicals (0.7%)

Aromatics PC (d)	263,200	271,602

Telecommunications (0.5%)

Shin Corporation Public Co. Ltd. (d)	197,500	178,069

		1,063,586

Turkey (2.4%)
Banking (1.7%)

Denizbank AS (b) (d)	151,328	669,112

Diversified Operations (0.7%)

Haci Omer Sabanci Holding AS (d)	57,380	246,129

		915,241

Total Common Stocks		35,784,630

Participation Notes (3.3%)
India (3.3%)
Banking (0.3%)

ICICI Bank Ltd., 03/30/07 (d)	4,047	49,819
ICICI Bank Ltd., 12/21/07 (d)	5,775	71,090

		120,909

Diversified Operations (1.0%)

Larsen & Toubro Ltd., 10/19/09 (d)	13,000	379,860

Oil & Gas (0.8%)

Oil & Natural Gas Corp. Ltd., 10/31/05 (d)	14,397	311,263

Tobacco (1.2%)

ITC Ltd., 04/07/30 (d)	10,700	414,946

Total Participation Notes		1,226,978

Cash Equivalents (0.1%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $48,408)	$48,395	48,395

Total Cash Equivalents		48,395

Total Investments (Cost $30,970,919) (a) - 99.2%		37,060,003
Other assets in excess of liabilities - 0.8%		314,820

NET ASSETS - 100.0%		$37,374,823

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Preferred Stock.
(d)	Fair Valued Security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At July 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Polish Zloty	08/01/05	$81,098	$82,907	$(1,809)
Thai Baht	08/01/05	122,566	122,890	(324)

Total Short
Contracts		$203,664	$205,797	$(2,133)

Gartmore International Growth Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.3%)
AUSTRALIA (3.7%)
Coal (2.4%)

Excel Coal Ltd. (c)	37,919	$210,467
Felix Resources Ltd. (b) (c)	39,367	69,610

		280,077

Minerals (1.3%)

BHP Billiton Ltd. (c)	10,359	152,771

		432,848

AUSTRIA (1.6%)
Oil & Gas (1.6%)

OMV AG (c)	3,890	181,165

CANADA (4.1%)
Mining (1.5%)

Inco Ltd.	4,300	176,214

Oil & Gas (2.6%)

Encana Corp.	1,676	69,130
Suncor Energy, Inc.	4,696	230,080

		299,210

		475,424

DENMARK (0.3%)
Telecommunications (0.3%)

TDC A/S (c)	750	33,690

FINLAND (1.7%)
Oil & Gas (0.7%)

Neste Oil (b) (c)	2,819	78,380

Utilities (1.0%)

Fortum Oyj (c)	6,859	124,899

		203,279

FRANCE (9.7%)
Automotive (0.4%)

Renault SA (c)	490	44,852

Banking (2.3%)

BNP Paribas SA (c)	2,120	152,941
Societe Generale (c)	1,080	117,879

		270,820

Beverages (1.9%)

Pernod - Richard SA (c)	1,310	219,204

Building & Construction (0.7%)

Bouygues SA (c)	1,805	78,857

Diversified Operations (0.9%)

LVMH Moet Hennessy SA (c)	1,280	106,126

Food-Diversified (1.4%)

Groupe Danone (c)	1,680	165,556

Multimedia (0.5%)

Vivendi Universal SA (c)	1,756	55,768

Oil & Gas (0.8%)

Total Fina Elf SA (c)	370	92,535

Utilities (0.8%)

Suez SA (c)	3,360	92,249

		1,125,967

GERMANY (5.5%)
Chemicals (1.0%)

Bayer AG (c)	3,230	115,240

Consumer Goods (1.5%)

Adidas AG (c)	960	173,562

Electric (0.9%)

E.ON AG (c)	1,120	103,491

Financial Services (1.5%)

Deutsche Bank AG (c)	2,021	174,710

Utilities (0.6%)

RWE AG (c)	1,040	69,371

		636,374

HONG KONG (4.3%)
Diversified Operations (1.0%)

Hutchison Whampoa Ltd. (c)	12,000	116,830

Real Estate (3.3%)

Cheung Kong (Holdings) Ltd. (c)	16,000	172,020
New World Development Co. Ltd. (c)	73,000	97,200
Sun Hung Kai Properties Ltd. (c)	11,000	113,160

		382,380

		499,210

IRELAND (2.4%)
Airlines (1.4%)

Ryanair Holdings PLC ADR (b)	3,500	163,835

Beverages (1.0%)

C&C Group PLC (c)	25,100	120,941

		284,776

ITALY (3.4%)
Banking (1.9%)

Banca Intesa SPA (c)	17,316	84,082
UniCredito Italiano SPA (c)	25,680	135,883

		219,965

Oil & Gas (1.5%)

ENI SPA (c)	6,084	172,381

		392,346

JAPAN (9.6%)
Automotive (1.2%)

Toyota Motor Corp. (c)	3,800	143,675

Financial Services (4.5%)

Credit Saison Co. Ltd. (c)	5,100	169,860
Mitsubishi Tokyo Financial Group, Inc. (c)	24	199,999
Sumitomo Mitsui Financial Group, Inc. (c)	12	78,922
UFJ Holdings, Inc. (b) (c)	16	82,358

		531,139

Import/Export (1.0%)

Mitsubishi Corp. (c)	8,200	116,727

Real Estate (1.2%)

Mitsui Fudosan Co. Ltd. (c)	12,000	136,198

Tobacco (1.2%)

Japan Tobacco, Inc. (c)	10	142,018

Transportation (0.5%)

Nippon Yusen Kabushiki Kaisha (c)	10,000	57,567

		1,127,324

KOREA (5.7%)
Banking (1.0%)

Kookmin Bank ADR	2,220	116,950

Electronics (4.7%)

Hynix Semiconductor, Inc. (b) (c)	10,000	231,064
Samsung Electronics Co. Ltd. GDR	1,170	322,335

		553,399

		670,349

NETHERLANDS (2.6%)
Banking (1.5%)

ABN AMRO Holding NV (c)	6,700	166,764

Food (1.1%)

Koninlijke Numico NV (b) (c)	3,132	132,072

		298,836

NORWAY (3.8%)
Chemicals (1.3%)

Yara International ASA (c)	8,800	150,875

Oil & Gas (2.5%)

Statoil ASA (c)	4,550	98,734
Stolt Offshore SA (b) (c)	17,257	198,368

		297,102

		447,977

SOUTH AFRICA (1.6%)
Oil & Gas (1.6%)

Sasol Ltd. (c)	6,080	181,935

SPAIN (2.3%)
Construction & Engineering (2.3%)

Abengoa SA (c)	10,600	137,166
Acciona SA (c)	1,250	128,387

		265,553

SWEDEN (3.7%)
Banking (1.7%)

Skandiaviska Enskilda Banken AB, Series A (c)	11,150	197,870

Telecommunications (2.0%)

LM Ericsson, Class B (c)	68,070	233,152

		431,022

SWITZERLAND (6.9%)
Banking (1.9%)

Credit Suisse Group (c)	1,890	79,013
UBS AG (c)	1,810	148,322

		227,335

Chemicals (1.1%)

Syngenta AG (c)	1,220	127,546

Food-Diversified (1.3%)

Nestle SA (c)	560	153,750

Pharmaceuticals (1.6%)

Novartis AG (c)	3,720	180,962

Retail (1.0%)

Compagnie Financiere Richemont AG (c)	3,260	114,932

		804,525

UNITED KINGDOM (26.4%)
Aerospace & Defense (3.7%)

BAE Systems PLC	35,930	194,284
Rolls-Royce Group PLC (b)	40,680	238,972

		433,256

Banking (2.8%)

Barclays PLC	9,750	95,404
HSBC Holdings PLC (c)	6,330	102,398
Royal Bank of Scotland Group PLC	4,280	127,203

		325,005

Food-Diversified (1.5%)

Cadbury Schweppes PLC	13,000	124,829
RHM PLC (b) (c)	10,059	51,294

		176,123

Gaming (0.8%)

PartyGaming PLC (b)	32,357	98,431

Metals (1.3%)

Vedanta Resources PLC	14,700	145,897

Mining (2.0%)

BHP Billiton PLC (c)	8,300	117,983
Rio Tinto PLC	3,590	119,249

		237,232

Oil & Gas (4.3%)

BP PLC	25,984	285,913
Royal Dutch Shell, Class A (b) (c)	3,912	120,296
Royal Dutch Shell, Class B (b)	3,110	98,766

		504,975

Pharmaceuticals (1.4%)

Astrazeneca PLC	2,240	101,275
Glaxosmithkline PLC	2,850	67,050

		168,325

Retail (1.0%)

Next PLC	4,180	115,492

Telecommunications (1.5%)

O2 PLC (b)	70,700	173,114

Transportation (2.7%)

BAA PLC	10,790	114,357
British Airways PLC (b)	40,700	198,396

		312,753

Utilities (2.2%)

AWG PLC	4,940	84,148
Scottish Power PLC	19,030	168,212

		252,360

Water & Sewerage Services (1.2%)

Pennon Group PLC	7,800	145,693

		3,088,656

Total Common Stocks		11,581,256

Cash Equivalents (2.1%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $245,248)	$245,183	245,183

Total Cash Equivalents		245,183

Total Investments (Cost $10,761,719) (a) - 101.4%		11,826,439
Liabilities in excess of other assets - (1.4)%		(159,128)

NET ASSETS - 100.0%		$11,667,311

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	Fair Valued Security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

At July 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	08/01/05	$2,889	$2,922	$(33)
British Pound	08/02/05	63,243	63,467	(224)
Euro	08/01/05	12,885	12,920	(35)
Euro	08/02/05	159,478	159,908	(430)
Norwegian Krone	08/02/05	16,126	16,254	(128)

Total Short Contracts		$254,621	$255,471	$(850)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hong Kong Dollar	08/01/05	$92,898	$92,936	$38
Japanese Yen	08/01/05	83,701	83,797	96
Swedish Krone	08/01/05	62,063	62,821	758
Swiss Franc	08/03/05	74,441	74,605	164

Total Long Contracts		$313,103	$314,159	$1,056

Gartmore High Yield Bond Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (91.4%)
Advertising Services (0.8%)

WDAC Subsidiary Corp., 8.38%, 12/01/14 (c)	200,000	$195,500

Aerospace & Defense Equipment (1.0%)

K&F Acquisition, Inc., 7.75%, 11/15/14 (c)	45,000	46,125
Sequa Corp., 9.00%, 08/01/09	125,000	138,750
Vought Aircraft Industries, Inc., 8.00%, 07/15/11	60,000	59,400

		244,275

Apparel (1.2%)

Broder Bros Co., 11.25%, 10/15/10 (c)	120,000	118,200
Levi Strauss & Co., 9.75%, 01/15/15	165,000	173,250

		291,450

Auto Parts & Equipment (3.0%)

Commercial Vehicle Group, 8.00%, 07/01/13	55,000	57,475
Dura Operating Corp., 8.63%, 04/15/12	40,000	38,000
Rexnord Corp., 10.13%, 12/15/12	150,000	164,250
Tenneco Automotive, Inc., 8.63%, 11/15/14	110,000	114,950
TRW Automotive, Inc., 9.38%, 02/15/13	92,000	103,040
TRW Automotive, Inc., 11.00%, 02/15/13	35,000	40,600
United Rentals North America, Inc., 7.00%, 02/15/14	85,000	80,113
Williams Scotsman, Inc., 9.88%, 06/01/07	105,000	102,900

		701,328

Building & Construction (2.2%)

D.R. Horton, Inc., 8.50%, 04/15/12	110,000	120,062
K. Hovnanian Enterprises, 7.75%, 05/15/13	55,000	58,300
Ply Gem Industries, Inc., 9.00%, 02/15/12	175,000	153,125
WCI Communities, Inc., 9.13%, 05/01/12	170,000	179,775

		511,262

Building Products (1.2%)

Goodman Global Holdings, 7.88%, 12/15/12 (c)	175,000	168,000
Maax Corp, 9.75%, 06/15/12	80,000	76,000
Maax Holdings, Inc., 9.50%, 12/15/12 (c)	75,000	37,500

		281,500

Cable & Satellite (7.3%)

Adelphia Communications, 8.88%, 01/15/07	40,000	40,800

Adelphia Communications, 10.88%, 10/01/10 (b)	125,000	108,438
Atlantic Broadband Finance LLC, 9.38%, 01/15/14 (c)	175,000	167,125
Cablevision Systems Corp., 8.00%, 04/15/12 (c)	350,000	351,749
Charter Communications Holdings LLC, 8.63%, 04/01/09	325,000	259,999
Charter Communications Holdings LLC, 8.38%, 04/30/14 (c)	85,000	86,063
Charter Communications Holdings, Series B, 10.25%, 01/15/10	175,000	139,563
Echostar DBS Corp., 9.13%, 01/15/09	164,000	174,249
Intelsat Bermuda Ltd., 8.25%, 01/15/13 (c)	85,000	88,825
Intelsat Ltd., 7.63%, 04/15/12	185,000	164,188
Young Broadcasting, Inc., 10.00%, 03/01/11	125,000	118,125

		1,699,124

Chemicals (5.5%)

BCP Crystal Holdings Corp., 9.63%, 06/15/14	81,000	91,530
Crompton Corp., 9.88%, 08/01/12	55,000	63,388
Equistar Chemical Funding, 10.13%, 09/01/08	105,000	115,500
Huntsman International LLC, 7.38%, 01/01/15	115,000	116,725
IMC Global, Inc., 11.25%, 06/01/11	70,000	77,350
Koppers Industry, Inc., 9.88%, 10/15/13	125,000	136,250
Lyondell Chemical Co., 9.50%, 12/15/08	190,000	201,637
Millennium America, Inc., 9.25%, 06/15/08	85,000	92,650
Nalco Co., 7.75%, 11/15/11	80,000	85,100
Polyone Corp., 10.63%, 05/15/10	110,000	118,250
Resolution Performance Products, 8.00%, 12/15/09	55,000	57,269
Rhodia SA, 8.88%, 06/01/11	160,000	155,199

		1,310,848

Communication & Mobile (4.1%)

American Tower Corp., 7.13%, 10/15/12	175,000	184,625
Iwo Escrow Co., 10.75%, 01/15/15 (c)	100,000	71,500
Rogers Wireless, Inc., 8.00%, 12/15/12	60,000	64,650
Triton PCS, Inc., 8.50%, 06/01/13	300,000	276,000
Ubiquitel Operating Co., 9.88%, 03/01/11 (c)	170,000	189,763
Western Wireless Corp., 9.25%, 07/15/13	170,000	193,800

		980,338

Computer Services (0.9%)

Sungard Data Systems, Inc., 9.13%, 08/15/13	50,000	51,938
Sungard Data Systems, Inc., 10.25%, 08/15/15	40,000	41,450

Unigraphics Solutions, Inc., 10.00%, 06/01/12	110,000	122,100

		215,488

Consumer Products & Services (1.9%)

Doane Pet Care Co., 10.75%, 03/01/10	85,000	91,800
Iron Mountain, Inc., 7.75%, 01/15/15	85,000	87,550
Reddy Ice Holdings, Inc, 10.50%, 11/01/12 (c)	260,000	187,200
Sealy Mattress Co., 8.25%, 06/15/14	85,000	90,525

		457,075

Containers (5.1%)

AEP Industries, Inc., 7.88%, 03/15/13 (c)	45,000	44,958
Constar International, 11.00%, 12/01/12	85,000	68,425
Crown Cork & Seal, 8.00%, 04/15/23	175,000	177,188
Owens-Brockway Glass Containers, 6.75%, 12/01/14 (c)	60,000	60,975
Owens-Illinois, Inc., 7.50%, 05/15/10	105,000	109,856
Pliant Corp, 11.63%, 06/15/09	25,212	27,292
Pliant Corp., 11.13%, 09/01/09	50,000	48,250
Pliant Corp., 13.00%, 06/01/10	315,000	255,150
Silgan Holdings, Inc., 6.75%, 11/15/13	50,000	51,250
Solo Cup Co., 8.50%, 02/15/14	265,000	253,738
Tekni-Plex, Inc., 10.88%, 08/15/12	40,000	43,600
Tekni-Plex, Inc., 8.75%, 11/15/13 (c)	80,000	71,600

		1,212,282

Cosmetics & Toiletries (0.6%)

Del Laboratories, Inc., 8.00%, 02/01/12 (c)	45,000	36,450
Elizabeth Arden, Inc., 7.75%, 01/15/14	110,000	116,188

		152,638

Distribution & Wholesale (0.7%)

Aviall, Inc., 7.63%, 07/01/11	80,000	84,400
Buhrmann U.S., Inc., 8.25%, 07/01/14	90,000	91,350

		175,750

Diversified Manufacturing Operations (0.4%)

Blount Inc, 8.88%, 08/01/12	55,000	59,950
Invensys PLC, 9.88%, 03/15/11 (c)	25,000	24,625

		84,575

Drugs (0.7%)

Alpharma, Inc., 8.63%, 05/01/11	175,000	173,250

E-Commerce (0.3%)

FTD, Inc., 7.75%, 02/15/14	73,000	73,730

Electronics (0.2%)

Itron, Inc., 7.75%, 05/15/12	50,000	51,875

Finance (1.7%)

Global Cash Accounting & Finance, 8.75%, 03/15/12	170,000	183,813
Labranche & Co., 9.50%, 05/15/09	60,000	64,500
Metris Cos., Inc., 10.13%, 07/15/06	37,000	37,046
Refco Finance Holdings, 9.00%, 08/01/12 (c)	110,000	118,800

		404,159

Food & Beverage (0.6%)

Pilgrims Pride Corp., 9.25%, 11/15/13	50,000	56,125

Stater Bros. Holdings, 8.13%, 06/15/12	75,000	75,750
WH Holdings, 9.50%, 04/01/11	15,000	16,050

		147,925

Forestry (0.7%)

Tembec Industries, Inc., 8.50%, 02/01/11	220,000	176,000

Gaming (5.3%)

American Casino & Entertainment, 7.85%, 02/01/12	55,000	58,575
Boyd Gaming Corp., 6.75%, 04/15/14	105,000	108,544
Circus & Eldorado, 10.13%, 03/01/12	55,000	58,300
Hard Rock Hotel, Inc., 8.88%, 06/01/13	110,000	119,625
Herbst Gaming, Inc., 8.13%, 06/01/12	200,000	212,500
MGM Mirage, Inc., 9.75%, 06/01/07	170,000	183,388
Park Place Entertainment Corp., 8.13%, 05/15/11	210,000	239,662
Poster Financial Group, 8.75%, 12/01/11	60,000	61,200
Premier Entertainment Biloxi, 10.75%, 02/01/12	80,000	80,700
Station Casinos, Inc., 6.00%, 04/01/12	130,000	131,300

		1,253,794

Healthcare (6.2%)

Ameripath, Inc., 10.50%, 04/01/13	110,000	111,375
Beverly Enterprises, Inc., 7.88%, 06/15/14	55,000	59,950
Healthsouth Corp., 10.75%, 10/01/08	125,000	130,000
Healthsouth Corp., 7.63%, 06/01/12	165,000	161,700
Iasis Healthcare Corp., 8.75%, 06/15/14	50,000	54,438
Omnicare, Inc., 8.13%, 03/15/11	170,000	178,713
PacifiCare Health Systems, 10.75%, 06/01/09	109,000	119,491
Res-Care, Inc., 10.63%, 11/15/08	105,000	112,088
Team Health, Inc., 9.00%, 04/01/12	50,000	52,250
Tenet Healthcare Corp., 9.88%, 07/01/14	210,000	224,699
Warner Chilcott Corp., 8.75%, 02/01/15 (c)	250,000	246,874

		1,451,578

Insurance (0.7%)

Crum & Forster Holding Corp., 10.38%, 06/15/13	70,000	77,000
Fairfax Financial Holdings, 7.75%, 04/26/12	100,000	97,500

		174,500

Leisure (1.6%)

Gaylord Entertainment Co., 8.00%, 11/15/13	50,000	53,250
Host Marriott LP, 7.13%, 11/01/13	100,000	104,375
Universal City Florida, 8.38%, 05/01/10 (c)	100,000	105,000
Vail Resorts, Inc., 6.75%, 02/15/14	105,000	107,363

		369,988

Machinery & Equipment (1.1%)

Case New Holland, Inc. (c), 9.25%, 08/01/11 (c)	85,000	92,013

NMHG Holdings Co., 10.00%, 05/15/09	170,000	180,200

		272,213

Media (1.9%)

Canwest Media, Inc., 8.00%, 09/15/12	115,000	122,044
LBI Media, Inc., 10.13%, 07/15/12	250,000	272,500
LBI Media, Inc., 12.13%, 10/15/13	85,000	64,175

		458,719

Metals & Mining (0.1%)

Ispat Inland ULC, 9.75%, 04/01/14	26,000	30,680

Oil & Gas (7.9%)

ANR Pipeline Co., 8.88%, 03/15/10	150,000	163,678
Chesapeake Energy Corp., 6.25%, 01/15/18	80,000	79,000
El Paso Group Co., 7.75%, 06/15/10	325,000	333,937
EL Paso Production Holdings, 7.75%, 06/01/13	200,000	212,250
Forest Oil Corp., 8.00%, 06/15/08	40,000	42,800
Giant Industries, 11.00%, 05/15/12	70,000	79,100
Ocean Rig Norway AS, 8.38%, 07/01/13	115,000	120,175
Petrobras International Finance, 9.13%, 07/02/13	85,000	96,475
Petroleum Geo-Services, 10.00%, 11/05/10	185,000	209,050
Premcor Refining Group, 6.13%, 05/01/11	40,000	41,800
Southern Natural Gas, 8.88%, 03/15/10	125,000	136,398
Williams Cos., Inc., 8.13%, 03/15/12	85,000	97,750
Williams Cos., Inc. Series A, 7.50%, 01/15/31	210,000	233,624

		1,846,037

Paper & Forest Products (2.5%)

Boise Cascade LLC, 7.13%, 10/15/14 (c)	45,000	44,213
Georgia Pacific Corp., 8.88%, 02/01/10	255,000	286,874
Georgia Pacific Corp., 8.00%, 01/15/24	75,000	85,500
JSG Funding PLC, 7.75%, 04/01/15	85,000	72,250
Newpage Corp., 12.00%, 05/01/13	80,000	79,200
Stone Container Corp., 7.38%, 07/15/14	25,000	23,813

		591,850

Publishing (0.8%)

CBD Media Holdings, 9.25%, 07/15/12	175,000	180,819

Retail (1.2%)

Finlay Fine Jewerly Corp., 8.38%, 06/01/12	50,000	46,750
Jean Coutu Group PJC, Inc., 8.50%, 08/01/14	160,000	158,600
Remington Arms Co., 10.50%, 02/01/11	85,000	83,300

		288,650

Rubber &Tires (0.5%)

Goodyear Tire & Rubber, 9.00%, 07/01/15	125,000	127,500

Steel (0.2%)

Chaparral Steel Co., 10.00%, 07/15/13	55,000	57,613

Technology (3.1%)

Amkor Technology, Inc., 9.25%, 02/15/08	130,000	122,850
Lucent Technologies, 6.45%, 03/15/29	185,000	166,500
Nortel Networks Ltd., 6.13%, 02/15/06	125,000	125,313
Sanmina Corp., 10.38%, 01/15/10	170,000	188,699
Xerox Corp., 7.63%, 06/15/13	125,000	133,438

		736,800

Telecommunication Services (8.4%)

Alamosa Delaware, Inc., 12.00%, 07/31/09	85,000	94,881
Digicel Ltd., 9.25%, 09/01/12	225,000	231,187
Insight Midwest, 10.50%, 11/01/10	125,000	132,500
Level 3 Financing, Inc., 10.75%, 10/15/11 (c)	105,000	87,938
MCI, Inc., 6.91%, 05/01/07	9,000	9,113
MCI, Inc., 7.69%, 05/01/09	9,000	9,383
MCI, Inc., 8.74%, 05/01/14	111,000	124,875
Nextel Communications, 8.13%, 07/01/11	40,000	43,650
Nextel Communications, 5.95%, 03/15/14	170,000	175,737
Nextel Partners, Inc., 12.50%, 11/15/09	113,000	122,323
Qwest Communications International, 7.25%, 02/15/11 (c)	250,000	244,062
Qwest Corp., 8.88%, 03/15/12 (c)	255,000	278,587
Rural Cellular Corp., 9.75%, 01/15/10	160,000	159,400
Rural Cellular Corp., Series B, 9.63%, 05/15/08	260,000	259,349

		1,972,985

Transportation Services (2.2%)

American Commercial Lines, 9.50%, 02/15/15 (c)	75,000	81,844
CHC Helicopter Corp., 7.38%, 05/01/14	105,000	106,180
Greenbrier Companies, Inc., 8.38%, 05/15/15	55,000	57,338
H-Lines Finance Holding, 12.71%, 04/01/13 (c)	75,000	60,375
Horizon Lines LLC, 9.00%, 11/01/12	80,000	85,800
Quality Distribution, 9.00%, 11/15/10	55,000	50,669
Sea Containers Ltd., 10.50%, 05/15/12	80,000	81,900

		524,106

Utilities (6.7%)

AES Corp., 8.75%, 05/15/13 (c)	235,000	260,262
Allegheny Energy Supply, 8.25%, 04/15/12 (c)	85,000	95,625
Aquila, Inc., 7.63%, 11/15/09	105,000	109,200
Calpine Canada Energy Financing, 8.50%, 05/01/08	80,000	57,800

Calpine Corp., 8.50%, 07/15/10 (c)	125,000	96,250
CMS Energy Corp., 9.88%, 10/15/07	170,000	186,575
Dynegy Holdings, Inc., 9.88%, 07/15/10 (c)	105,000	116,025
Edison Mission Energy, 7.73%, 06/15/09	70,000	73,850
Edison Mission Energy, 9.88%, 04/15/11	255,000	300,262
Mission Energy Holding, 13.50%, 07/15/08	175,000	209,125
Reliant Resources, Inc., 9.25%, 07/15/10	50,000	54,750

		1,559,724

Waste Management (0.9%)

Allied Waste North America, 7.38%, 04/15/14	105,000	98,175
Allied Waste North America, 7.25%, 03/15/15 (c)	110,000	108,350

		206,525

Total Corporate Bonds		21,644,453

Preferred Stocks (1.3%)
Broadcasting (0.5%)

Spanish Broadcasting Systems, Inc., 10.75% 10/15/13	102	110,820

Communication/ISP (0.0%)

Rhythms Netconnections, Inc., 6.75% 03/03/12 (c)(d)(e)(f)	1,691	0

Media (0.6%)

Paxson Communications, 13.25% 11/15/06	20	131,999

Real Estate Investment Trusts (0.2%)

Istar Financial, Inc., 7.80% 09/29/08	2,215	56,726

Total Preferred Stocks		299,545

Yankee Bonds (1.5%)
Containers (0.8%)

Crown Euro Holdings SA, 10.88%, 03/01/13	170,000	199,325

Paper & Forest Products (0.7%)

Abitibi Consolidated, Inc., 7.75%, 06/15/11	75,000	76,500
Abitibi Consolidated, Inc., 6.00%, 06/20/13	85,000	79,263

		155,763

Total Yankee Bonds		355,088

Common Stocks (0.1%)
Telecommunication Services (0.1%)

MCI, Inc.	1,303	33,253

Total Common Stocks		33,253

Warrants (0.0%)
Communication / Fixed (0.0%)

Maxcom Telecommunications SA 04/01/07 (b)(c)(d)(e)(f)	46	0

Communication/ISP (0.0%)

Metricom, Inc. 02/15/10 (b)(c)(d)(e)(f)	676	0

Total Warrants		0

Cash Equivalents (4.9%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $1,150,078)	$1,149,972	1,149,972

Total Cash Equivalents		1,149,972

Total Investments (Cost $22,756,208) (a) - 99.2%		23,482,311
Other assets in excess of liabilities - 0.8%		197,422

NET ASSETS - 100.0%		$23,679,733

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Security in default.
(c)	Represents a restricted security acquired and eligible for resale under rule 144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	Fair Valued Security.
(e)	Denotes a non-income producing security.
(f)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board of Trustees.

Gartmore Value Opportunities Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.9%)
Aerospace & Defense (1.4%)

Engineered Support Systems Inc.	2,300	$85,054
United Industrial Corp.	3,800	140,524

		225,578

Airlines (1.2%)

Alaska Air Group, Inc. (b)	5,700	199,386

Biotechnology (0.5%)

Serologicals Corp. (b)	3,500	80,500

Building Products (1.7%)

ElkCorp.	4,400	146,520
NCI Building Systems, Inc. (b)	3,500	135,170

		281,690

Capital Markets (3.4%)

Affiliated Managers Group, Inc. (b)	2,850	203,205
American Capital Strategies Ltd.	4,200	158,046
National Financial Partners Corp.	4,200	190,050

		551,301

Chemicals (4.2%)

Airgas, Inc.	4,600	135,700
Albemarle Corp.	3,900	148,590
H.B. Fuller Co.	4,200	145,026
Omnova Solutions, Inc. (b)	20,398	120,552
RPM International, Inc.	6,500	121,875

		671,743

Commercial Banks (7.5%)

Capital Corp. of the West	3,974	127,883
Colonial Bancgroup, Inc.	7,200	167,544
Columbia Banking System, Inc.	5,100	141,168
East West Bancorp, Inc.	4,400	151,800
First Financial Bancorp (Ohio)	3,000	54,120
Placer Sierra Bancshares	7,297	217,378
Security Bank Corp.	6,236	147,980
Westcorp, Inc.	3,200	185,440

		1,193,313

Commercial Services & Supplies (2.0%)

G&K Services, Inc.	2,500	99,500
PeopleSupport, Inc. (b)	13,200	126,588
Steelcase, Inc., Class A	7,100	103,944

		330,032

Communications Equipment (1.9%)

Harris Corp.	5,100	189,057
Polycom, Inc. (b)	7,000	115,990

		305,047

Computers & Peripherals (0.7%)

Intergraph Corp. (b)	2,900	110,287

Construction & Engineering (1.9%)

Foster Wheeler Ltd. (b)	6,300	145,530
Washington Group International, Inc. (b)	2,900	156,426

		301,956

Consumer Finance (1.6%)

Advanta Corp., Class B	6,242	186,698
WFS Financial, Inc. (b)	1,300	77,987

		264,685

Electric Utilities (2.6%)

El Paso Electric Co. (b)	5,700	123,348
IDACORP, Inc.	4,300	135,235
Westar Energy, Inc.	6,300	153,279

		411,862

Electrical Equipment (2.6%)

Genlyte Group, Inc. (b)	2,700	138,726
Regal-Beloit Corp.	3,900	122,850
Thomas & Betts Corp. (b)	4,700	158,719

		420,295

Electronic Equipment & Instruments (1.6%)

Coherent, Inc. (b)	3,800	129,352
Newport Corp. (b)	9,100	124,670

		254,022

Energy Equipment & Services (2.4%)

Hornbeck Offshore Services, Inc. (b)	4,177	124,892
Oil States International, Inc. (b)	5,020	148,492
Pioneer Drilling Co. (b)	7,630	115,060

		388,444

Food & Staples Retailing (1.3%)

Casey’s General Stores, Inc.	2,600	56,576
Longs Drug Stores Corp.	1,400	60,746
Wild Oats Markets, Inc. (b)	7,200	96,696

		214,018

Food Products (0.6%)

Flowers Foods, Inc.	3,750	94,463

Gas Utilities (0.8%)

Energen Corp.	3,700	129,870

Health Care Equipment & Supplies (2.1%)

Adeza Biomedical Corp. (b)	7,129	117,415
Dade Behring Holdings, Inc.	1,100	83,380
IntraLase Corp. (b)	6,900	143,865

		344,660

Health Care Providers & Services (2.8%)

Amedisys, Inc. (b)	3,100	121,334
HealthTronics, Inc. (b)	8,500	109,480
IDX Systems Corp. (b)	3,200	102,400
LifePoint Hospitals, Inc. (b)	2,500	116,900

		450,114

Hotels Restaurants & Leisure (2.1%)

AFC Enterprises, Inc.	4,700	64,343
Alliance Gaming Corp. (b)	8,300	127,073
Jack In the Box, Inc. (b)	1,500	57,075
Sunterra Corp. (b)	6,000	84,480

		332,971

Household Durables (1.7%)

Interface, Inc. (b)	2,200	22,462
Jarden Corp. (b)	2,850	109,326
Snap-On, Inc.	3,800	139,384

		271,172

Insurance (4.9%)

Allmerica Financial Corp. (b)	5,100	198,900
Aspen Insurance Holdings Ltd.	3,847	109,293
ProAssurance Corp. (b)	3,400	146,064
Scottish Re Group Ltd.	6,000	144,300
Tower Group, Inc.	11,280	179,014

		777,571

Internet Software & Services (1.9%)

Jupitermedia Corp. (b)	6,400	140,096
ValueClick, Inc. (b)	13,300	170,772

		310,868

IT Services (0.6%)

Covansys Corp. (b)	6,600	97,614

Leisure Equipment & Products (0.7%)

K2, Inc. (b)	8,400	111,720

Machinery (3.6%)

Actuant Corp. (b)	2,700	125,631
Gardner Denver, Inc. (b)	2,700	110,970
Greenbrier Cos., Inc. (The)	3,200	92,480
Stewart & Stevenson Services, Inc.	5,200	120,380
Wabtec Corp.	5,600	136,808

		586,269

Media (1.5%)

Lions Gate Entertainment Corp. (b)	11,300	115,825
Scholastic Corp. (b)	3,500	129,395

		245,220

Metals & Mining (1.8%)

Allegheny Technologies, Inc.	6,200	180,234
RTI International Metals, Inc. (b)	3,200	110,144

		290,378

Multi-Utilities (1.6%)

CMS Energy Corp. (b)	8,710	137,966
WPS Resources Corp.	2,200	127,072

		265,038

Oil Gas & Consumable Fuels (2.7%)

KCS Energy, Inc. (b)	9,700	190,508
Meridian Resource Corp. (b)	27,700	140,162
Southwestern Energy Co. (b)	2,000	110,220

		440,890

Personal Products (0.7%)

Elizabeth Arden, Inc. (b)	4,600	110,814
Pharmaceuticals (1.7%)

Impax Laboratories, Inc. (b)	8,700	138,330
Ista Pharmaceuticals, Inc. (b)	4,000	39,920
Kos Pharmaceuticals, Inc. (b)	1,400	100,100

		278,350

Real Estate (9.7%)

American Financial Realty Trust	12,000	172,800
Ashford Hospitality Trust	18,245	216,933
BioMed Realty Trust, Inc.	8,800	223,785
Eagle Hospitality Properties Trust I	13,340	136,602
ECC Capital Corp.	20,400	130,152
Equity One, Inc.	7,314	174,073
JER Investors Trust, Inc. (b)	6,900	127,512
Medical Properties Trust, Inc. (b)	6,400	67,264
Nationwide Health Properties, Inc.	8,400	210,672
New Century Financial Corp.	1,800	94,284

		1,554,077

Road & Rail (1.9%)

Laidlaw International, Inc. (b)	6,100	156,770
RailAmerica, Inc. (b)	12,913	151,986

		308,756

Semiconductors & Semiconductor Equipment (4.7%)

Agere Systems, Inc. (b)	10,700	119,733
Cirrus Logic, Inc. (b)	17,600	131,472
Cypress Semiconductor Corp. (b)	7,800	112,008
Mattson Technology (b)	7,200	61,200
ON Semiconductor Corp. (b)	32,700	188,025
Ultratech Stepper, Inc. (b)	6,100	133,041

		745,479

Software (1.0%)

Aspen Technologies, Inc. (b)	20,500	109,265
InterVoice, Inc. (b)	5,562	48,668

		157,933

Specialty Retail (2.5%)

AnnTaylor Stores Corp. (b)	4,400	113,388
Jos. A. Bank Clothiers, Inc. (b)	1,600	73,120
Stage Store, Inc. (b)	2,700	119,259
United Auto Group, Inc.	2,900	102,515

		408,282

Textiles Apparel & Luxury Goods (0.6%)

Russell Corp.	5,000	94,600

Thrifts & Mortgage Finance (3.1%)

BankAtlantic Bancorp, Inc.	9,260	166,124
Commercial Capital Bancorp., Inc.	8,500	168,640
Franklin Bank Corp. (b)	9,300	170,841

		505,605

Trading Companies & Distributors (0.8%)

Beacon Roofing Supply, Inc. (b)	5,100	132,447

Wireless Telecommunication Services (1.3%)

Centennial Communications Corp. (b)	6,500	91,325
NII Holdings, Inc. (b)	1,500	111,660

		202,985

Total Common Stocks		15,452,305

Cash Equivalents (4.9%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $792,382)	$792,308	$792,308

Total Cash Equivalents		792,308

Short-Term Securities Held as Collateral for Securities Lending (17.5%)
Pool of short-term securities for Gartmore	$2,814,731	2,814,731
Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		2,814,731

Total Investments (Cost $17,121,350) (a) - 118.3%		19,059,344
Liabilities in excess of other assets - (18.3)%		(2,948,708)

NET ASSETS - 100.0%		$16,110,636

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

Gartmore Micro Cap Equity Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (96.5%)
Apparel (1.6%)

Jos. A. Bank Clothiers, Inc. (b)	50,000	$2,285,000

Auto Parts & Equipment (1.3%)

Impco Technologies, Inc. (b)	400,000	1,872,000

Bank Holdings Companies (2.1%)

Pacific Premier Bancorp, Inc. (b)	145,000	1,711,000
Royal Bancshares of Pennsylvania, Inc., Class A	53,366	1,286,121

		2,997,121

Business Services (0.9%)

PeopleSupport, Inc. (b)	127,880	1,226,369

Casino Services (1.6%)

Mikohn Gaming Corp. (b)	160,000	2,240,000

Chemicals (1.7%)

American Vanguard Corp.	100,000	2,450,000

Commercial Services (4.6%)

Cash Systems, Inc. (b)	260,000	2,132,000
Providence Service Corp. (b)	89,400	2,408,436
Source Interlink Cos., Inc. (b)	155,000	1,928,200

		6,468,636

Computer Software & Services (10.3%)

Captiva Software Corp. (b)	160,000	2,585,600
ClickSoftware Co. (b)	800,000	1,456,000
Indus International, Inc. (b)	942,802	2,253,297
Intervideo, Inc. (b)	143,300	2,093,613
Smith Micro Software, Inc. (b)	500,000	2,669,999
Tumbleweed Communications Corp. (b)	406,100	1,514,753
WebSideStory, Inc. (b)	120,000	1,752,000

		14,325,262

Consulting Services (1.5%)

Perficient, Inc. (b)	250,000	2,062,500

Containers & Packaging (1.0%)

Packaging Dynamics Corp.	100,000	1,450,000

Cosmetics (1.0%)

CCA Industries, Inc.	150,000	1,428,000

Diagnostic Equipment (1.8%)

Meridian Bioscience, Inc.	100,000	2,499,000

Drugs (0.3%)

Lifecore Biomedical, Inc. (b)	29,000	391,500

Electronic Components & Accessories (1.2%)

International DisplayWorks, Inc. (b)	230,000	1,642,200

Electronics (5.2%)

Cyberoptics Corp. (b)	140,000	1,978,200
Fargo Electronics (b)	101,100	1,798,569

LeCroy Corp. (b)	85,000	1,241,850
Lowrance Electronics, Inc.	12,826	301,411
Multi-Fineline Electronix, Inc. (b)	96,926	2,033,507

		7,353,537

Financial (2.6%)

FirstCity Financial Corp. (b)	115,700	1,406,912
World Acceptance Corp. (b)	83,100	2,257,827

		3,664,739

Food & Related (1.5%)

SunOpta, Inc. (b)	361,000	2,169,610

Healthcare (4.4%)

Allied Healthcare International, Inc. (b)	300,000	2,130,000
America Service Group, Inc. (b)	85,700	1,849,406
Option Care, Inc.	160,001	2,243,214

		6,222,620

Human Resources (1.5%)

Kforce, Inc. (b)	225,000	2,070,000

Internet (3.8%)

Aladdin Knowledge Systems (b)	67,000	1,287,070
Imergent, Inc. (b)	230,000	2,610,500
Youbet.com, Inc. (b)	263,803	1,453,555

		5,351,125

Machinery, Equipment, & Supplies (0.8%)

Gehl Co. (b)	23,400	1,153,620

Medical Equipment & Supplies (7.2%)

Angiodynamics, Inc. (b)	82,700	2,002,167
Lifeline Systems, Inc. (b)	50,000	1,715,000
Memry Corp. (b)	600,000	1,440,000
Microtek Medical Holdings, Inc. (b)	550,000	2,211,000
ThermoGenesis Corp. (b)	460,000	2,640,400

		10,008,567

Medical Services (1.1%)

Metropolitan Health Networks, Inc. (b)	650,000	1,592,500

Metal Processors (1.9%)

Sun Hydraulics Corp.	90,000	2,733,300

Office Automation & Equipment (1.3%)

TRM Corp. (b)	100,000	1,886,000

Oil & Gas (1.7%)

Lufkin Industries, Inc.	48,100	2,323,230

Printing (0.5%)

Multi-Color Corp.	24,400	649,772

Real Estate Services (1.6%)

HouseValues, Inc. (b)	125,000	2,213,750

Research & Development (1.6%)

Kendle International, Inc. (b)	120,000	2,202,000

Retail (4.6%)

eCOST.com, Inc. (b)	61,471	220,681
PC Mall, Inc. (b)	270,000	1,147,500
Sportsman’s Guide, Inc. (The) (b)	120,000	2,641,200
Zumiez, Inc. (b)	70,200	2,400,840

		6,410,221

Semiconductors (4.9%)

FSI International, Inc. (b)	500,000	1,920,000
Kopin Corp. (b)	246,000	1,353,000

Nanometrics, Inc. (b)	115,400	1,322,484
Rudolph Technologies, Inc. (b)	150,000	2,286,000

		6,881,484

Soap & Other Detergents (2.0%)

Parlux Fragrances, Inc. (b)	90,000	2,858,400

Technology (0.9%)

Digi International, Inc. (b)	110,000	1,199,000

Telecommunication Equipment (1.5%)

Sirenza Microdevices, Inc. (b)	600,000	2,058,000

Telecommunications (5.7%)

Airspan Networks, Inc. (b)	320,000	1,766,400
EFJ, Inc. (b)	300,000	2,163,000
Radyne ComStream, Inc. (b)	250,000	2,487,500
Westell Technologies, Inc., Class A (b)	400,000	1,640,000

		8,056,900

Transportation (6.8%)

Celadon Group, Inc. (b)	138,700	2,764,291
Dynamex, Inc. (b)	100,000	1,769,000
Marten Transport Ltd. (b)	110,000	2,751,650
MC Shipping, Inc.	235,000	2,241,900

		9,526,841

Veterinary Diagnostics (0.8%)

Neogen Corp. (b)	70,343	1,160,660

Veterinary Services (1.7%)

PetMed Express, Inc. (b)	250,000	2,405,000

Total Common Stocks		135,488,464

Cash Equivalents (4.1%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $5,734,307)	5,733,777	5,733,777

Total Cash Equivalents		5,733,777

Short-Term Securities Held as Collateral for Securities Lending (26.0%)

Pool of short-term securities for Gartmore	$36,513,357	36,513,357
Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		36,513,357

Total Investments (Cost $163,453,315) (a) - 126.7%		177,735,598
Liabilities in excess of other assets - (26.7)%		(37,405,033)

NET ASSETS - 100.0%		$140,330,565

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks - Long Positions (c) (66.5%)
Basic Industry &Gold (1.3%)

Praxair, Inc.	10,040	$495,876
Sigma-Aldrich Corp.	2,600	166,816

		662,692

Capital Goods & Defense (3.9%)

Cooper Tire & Rubber Co.	25,150	506,018
Danaher Corp.	9,080	503,486
General Electric Co.	14,400	496,800
Nucor Corp.	7,850	435,283

		1,941,587

Construction (0.8%)

Pulte Corp.	4,050	379,161

Consumer Cyclical (5.1%)

American Eagle Outfitters, Inc.	11,900	392,105
Garmin Ltd.	4,450	244,261
Home Depot, Inc.	12,350	537,349
Kohl’s Corp. (b)	15,480	872,297
Saks, Inc. (b)	25,050	531,561

		2,577,573

Consumer Staple (4.2%)

Altria Group, Inc.	9,540	638,798
Colgate-Palmolive Co.	9,620	509,283
CVS Corp.	14,250	442,178
Safeway, Inc.	20,950	509,085

		2,099,344

Energy (4.1%)

Burlington Resources, Inc.	10,600	679,565
Halliburton Co.	9,100	510,055
Transocean, Inc. (b)	8,720	492,070
Weatherford International, Inc. (b)	5,920	374,618

		2,056,308

Finance (8.4%)

Capital One Financial Corp.	7,690	634,425
Chicago Mercantile Exchange	1,400	421,470
Compass Bancshares, Inc.	10,400	501,384
Goldman Sachs Group, Inc.	4,800	515,904
Hartford Financial Services Group, Inc.	8,070	650,200
Jefferies Group, Inc.	9,250	382,303
T. Rowe Price Group, Inc.	5,800	384,830
Wells Fargo & Co.	12,150	745,280

		4,235,796

Health Care (12.1%)

Abgenix, Inc. (b)	33,830	350,817
Adolor Corp. (b)	24,000	233,040
Amgen, Inc. (b)	9,220	735,294
Estee Lauder Co., Inc. (The), Class A	11,360	444,630
Invitrogen Corp. (b)	5,840	500,897
Keryx Biopharmaceuticals, Inc. (b)	21,800	365,586
Kinetic Concepts, Inc. (b)	8,630	517,541

Medcohealth Solutions, Inc. (b)	8,790	425,788
Nektar Therapeutics (b)	17,920	336,179
Schering-Plough Corp.	21,600	449,712
St. Jude Medical, Inc. (b)	14,560	690,290
UnitedHealth Group, Inc.	9,600	502,080
Wellpoint, Inc. (b)	7,300	516,402

		6,068,256

Media & Services (12.1%)

Brinker International, Inc. (b)	12,110	495,299
CRA International, Inc. (b)	7,800	414,960
Juniper Networks, Inc. (b)	19,510	468,045
Qualcomm, Inc.	17,100	675,278
Resources Connection, Inc. (b)	13,620	408,600
Salesforce.com, Inc. (b)	19,050	448,628
Sprint Corp.	18,950	509,755
Starwood Hotels & Resorts Worldwide, Inc.	7,510	475,533
Station Casinos, Inc.	6,920	508,274
Tibco Software, Inc. (b)	45,800	352,202
Viacom, Inc.	14,800	495,652
Walt Disney Co. (The)	33,740	865,093

		6,117,319

Technology (11.3%)

Applied Materials, Inc.	24,100	444,886
Broadcom Corp. (b)	14,050	600,919
Cognizant Technology Solutions Corp. (b)	10,650	522,702
Corning, Inc. (b)	23,300	443,865
Extreme Networks, Inc. (b)	50,900	243,302
Intel Corp.	18,080	490,691
Interwoven Software, Inc. (b)	32,616	258,319
M-Systems Flash Disk Pioneers Ltd. ADR - IL (b)	9,950	257,208
McAfee, Inc. (b)	12,700	398,780
National Semiconductor Corp.	31,340	774,410
Texas Instruments, Inc.	19,960	633,930
Verisign, Inc. (b)	22,960	604,078

		5,673,090

Telecommunications (1.3%)

Comverse Technology, Inc. (b)	25,230	638,067

Transportation (1.9%)

Forward Air Corp.	11,420	397,987
Norfolk Southern Corp.	15,600	580,476

		978,463

Total Common Stocks - Long Positions (c)		33,427,656

Cash Equivalents (40.7%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $20,446,218)	$20,440,801	20,440,801

Total Cash Equivalents		20,440,801

Total Investments (Cost $52,257,111) (a) - 107.2%		53,868,457
Liabilities in excess of other assets - (7.2)%		(3,636,359)

NET ASSETS - 100.0%		$50,232,098

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.
(c)	All long positions held as collateral for securities sold short.

ADR	American Depositary Receipt
IL	Israel

Gartmore U.S. Growth Leaders Long-Short Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Common Stocks - Short Positions (34.9%)
Consumer Cyclical (2.9%)

Reynolds American, Inc.	8,550	$712,301
UST, Inc.	16,340	751,966

		1,464,267

Consumer Staple (5.1%)

Albertson’s, Inc.	40,250	857,727
Anheuser Busch Cos., Inc.	16,980	753,063
TJX Cos., Inc.	17,980	422,710
Waste Management, Inc.	18,280	514,034

		2,547,534

Energy (3.8%)

Anadarko Petroleum Corp.	11,860	1,047,831
Schlumberger Ltd.	10,270	860,010

		1,907,841

Finance (5.6%)

Commerce Bancorp, Inc.	13,480	457,376
Fifth Third Bancorp	9,970	429,707
Lincoln National Corp.	13,080	631,764
National City Corp.	13,300	490,903
Regions Financial Corp.	14,500	487,780
Waddell & Reed Financial, Inc.	16,750	325,453

		2,822,983

Health Care (5.1%)

AmerisourceBergen Corp.	6,000	430,740
Barr Laboratories, Inc. (b)	14,840	703,713
Gilead Sciences, Inc. (b)	22,240	996,574
HCA, Inc.	9,070	446,698

		2,577,725

Hotels & Motels (1.0%)

Four Seasons Hotels, Inc.	7,370	490,105

Media & Services (4.9%)

CarMax, Inc. (b)	14,650	428,073
New York Times Co.	11,720	369,414
Openwave Systems, Inc. (b)	24,080	446,684
Research in Motion Ltd. ADR - CA (b)	6,780	479,075
Time Warner, Inc. (b)	43,700	743,774

		2,467,020

Technology (5.8%)

CDW Corp.	8,280	513,360
Checkfree Corp. (b)	12,350	418,171
Computer Associates International, Inc.	35,690	979,690
Linear Technology Corp.	9,600	373,056
Western Digital Corp. (b)	42,700	640,073

		2,924,350

Transportation (0.7%)

Fedex Corp.	4,420	371,678

Total Common Stocks - Short Positions		17,573,503

Mutual Funds (8.3%)
Equity Funds (8.3%)

Financial Select Sector SPDR	33,350	998,166

Ishares Russell 2000 Growth	19,380	1,345,553
Retail Holders Trust	10,300	1,058,840
Semiconductor Holders Trust	19,890	742,494

Total Mutual Funds		4,145,053

Total Investments (Cost $21,088,036) (a) - 43.2%		21,718,556
Other assets in excess of liabilities - 56.8%		28,513,542

NET ASSETS - 100.0%		$50,232,098

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

ADR	American Depositary Receipt
CA	Canada

Gartmore Convertible Fund

Schedule of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Convertible Bonds (58.6%)
Aerospace & Defense (4.9%)

EDO Corp., 5.25%, 04/15/07	805,000	$838,206
Lockheed Martin Corp., 3.02%, 08/15/33	1,215,000	1,285,093

		2,123,299

Apparel (1.9%)

Reebok International Ltd., 2.00%, 05/01/24	795,000	832,763

Broadcast Media (3.1%)

Liberty Media Corp., 3.50%, 01/15/31	1,395,000	1,344,431

Business Consulting, (1.0%)

FTI Consulting, 3.75%, 07/15/12 (b)	415,000	415,000

Commercial Services (1.1%)

Quanta Services, Inc., 4.50%, 10/01/23	420,000	471,450

Computers (4.8%)

EMC Corp., 4.50%, 04/01/07	1,640,000	1,767,100
Quantum Corp., 4.38%, 08/01/10	325,000	301,844

		2,068,944

Distribution & Wholesale (1.2%)

Bell Microproducts, Inc., 3.75%, 03/05/24	450,000	507,938

Diversified Financial Services (4.8%)

American Express Credit Corp., 1.85%, 12/01/33	800,000	822,000
SLM Corp., 3.11%, 07/25/35	1,195,000	1,218,267

		2,040,267

Electronics (3.6%)

Fisher Scientific International, 3.25%, 03/01/24	960,000	1,016,400
L-3 Communications Corp., 3.00%, 08/01/35 (b)	535,000	543,025

		1,559,425

Gold Mining (1.8%)

Agnico Eagle Mines, 4.50%, 02/15/12	310,000	306,513
Placer Dome, Inc., 2.75%, 10/15/23	475,000	480,937

		787,450

Holding Companies (1.2%)

Leucadia National Corp., 3.75%, 04/15/14	500,000	519,375

Hotels & Motels (1.5%)

Four Seasons Hotel, 1.88%, 07/30/24	580,000	643,075

Manufacturing (2.2%)

Barnes Group, Inc., 3.75%, 08/01/25 (b)	80,000	80,000
Danaher Corp., 0.00%, 01/22/21	1,045,000	852,981

		932,981

Media (3.4%)

Walt Disney Co., 2.13%, 04/15/23	1,420,000	1,462,600

Medical (0.8%)

Manor Care, Inc., 2.13%, 08/01/35 (b)	330,000	335,775

Oil & Gas (1.0%)

Schlumberger Ltd., 2.13%, 06/01/23	355,000	414,463

Packaging & Containers (2.5%)

Sealed Air Corp., 3.00%, 06/30/33 (b)	1,090,000	1,087,275

Pharmaceuticals (2.9%)

Wyeth, 3.32%, 01/15/24	1,220,000	1,260,370

Savings & Loans (2.1%)

Bankunited Capital Trust, 3.13%, 03/01/34 (b)	570,000	527,250
Bankunited Capital Trust, 3.13%, 03/01/34 (b)	400,000	370,000

		897,250

Semiconductors (5.3%)

Advanced Micro Devices, 4.75%, 02/01/22	590,000	620,974
Cypress Semiconductor, 1.25%, 06/15/08	480,000	541,800
LSI Logic, 4.00%, 05/15/10	415,000	436,788
Skyworks Solutions, 4.75%, 11/15/07	625,000	636,718

		2,236,280

Software (1.0%)

Open Solutions, Inc., 1.47%, 02/02/35 (b)	784,000	433,160

Telecommunication Equipment (2.0%)

Lucent Technologies, 2.75%, 06/15/23	485,000	518,343
Lucent Technologies, 8.00%, 08/01/31	310,000	320,463

		838,806

Telecommunications (3.4%)

ADC Telecommunications, 4.00%, 06/15/13	465,000	520,800
Corning, Inc., 4.88%, 03/01/08	750,000	919,688

		1,440,488

Transportation – Marine (1.1%)

CP Ships Ltd., 4.00%, 06/30/24	470,000	456,488

Total Convertible Bonds		25,109,353

Convertible Preferred Stock (36.8%)
Aerospace & Defense (2.1%)

Northrop Grumman Corp.	7,200	898,200

Building Materials (2.8%)

TXI Capital Trust I	22,640	1,222,560

Chemicals (1.9%)

Celanese Corp.	16,150	454,219
Huntsman Corp.	7,520	379,835

		834,054

Commercial Services (1.8%)

United Rentals Trust I	19,475	791,172

Diversified Financial Services (3.3%)

Fannie Mae	8	760,753
Marshall & Ilsley Corp.	24,100	670,221

		1,430,974

Energy (3.0%)

Centerpointe Energy, Inc.	38,300	1,278,569

Healthcare - Products (1.9%)

Baxter International Inc.	14,850	833,456

Insurance (9.2%)

Genworth Financial, Inc.	20,050	702,953
Platinum Underwriters	29,605	954,761
Reinsurance Group of America, Inc.	15,150	873,019
Travelers Property Casualty	57,415	1,378,534

		3,909,267

Mining (0.8%)

Freeport-MC Corp.	360	346,005

Miscellaneous Manufacturing (3.1%)

Coltec Capital Trust	26,000	1,326,000

Pharmaceuticals (0.5%)

Omnicare Capital Trust I	1,350	83,194
Omnicare Capital Trust II	2,095	129,890

		213,084

Real Estate Investment Trusts (2.6%)

Simon Property Group LP	16,500	1,097,745

Savings & Loans (3.8%)

Sovereign Cap Trust IV	20,250	939,093
Washington Mutual Capital Trust I	12,520	673,614

		1,612,707

Total Convertible Preferred Stock		15,793,793

Cash Equivalents (6.8%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $2,931,248)	2,930,977	2,930,977

Total Cash Equivalents		2,930,977

Total Investments (Cost $42,983,490) (a) - 102.2%		43,834,123
Liabilities in excess of other assets - (2.2)%		(924,284)

NET ASSETS - 100.0%		$42,909,839

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.

Gartmore Small Cap Growth Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.9%)
Aerospace & Defense (2.2%)

Armor Holdings, Inc. (b)	900	$36,792
DRS Technologies, Inc.	600	31,200

		67,992

Banking (2.0%)

Prosperity Bancshares, Inc.	1,000	30,800
UCBH Holdings, Inc.	1,700	31,059

		61,859

Building (4.8%)

Brookfield Homes Corp.	700	34,860
Chicago Bridge and Iron Co.	1,600	44,720
Florida Rock Industries, Inc.	750	41,168
WCI Communities, Inc. (b)	800	27,168

		147,916

Casino Hotels (2.0%)

Scientific Games Corp. (b)	1,100	30,118
Sunstone Hotel Investors, Inc.	1,200	31,032

		61,150

Computer Products (8.8%)

Hyperion Solutions Corp. (b)	600	28,236
M-Systems Flash Disk Pioneers Ltd. (b)	1,700	43,945
Micros Systems, Inc. (b)	600	25,770
MRO Software, Inc. (b)	1,200	19,716
Novatel Wireless, Inc. (b)	1,700	20,451
SALESFORCE.COM, Inc. (b)	2,300	54,165
Trident Microsystems, Inc. (b)	1,700	55,488
XYRATEX, Ltd. (b)	1,600	26,800

		274,571

Computer Services (5.1%)

Cognizant Technology Solutions Corp. (b)	700	34,356
SI International, Inc. (b)	1,100	34,661
TIBCO Software, Inc. (b)	5,600	43,064
Vasco Data Security International, Inc. (b)	1,500	17,550
Verifone Holdings, Inc. (b)	1,300	27,105

		156,736

Consulting Services (4.8%)

Corporate Executive Board	600	48,408
CRA International, Inc. (b)	700	37,240
LECG Corp. (b)	1,400	30,261
The Advisory Board Co. (b)	600	31,308

		147,217

Distribution & Wholesale (4.3%)

Beacon Roofing Supply, Inc. (b)	1,000	25,970
Bell Microproducts, Inc. (b)	2,000	20,820
CDW Corp.	800	49,600
LKQ Corp. (b)	1,200	36,960

		133,350

Electronic Components (3.8%)

Micrel, Inc. (b)	1,900	22,971
Sonic Solutions (b)	2,400	46,080
Spatialight, Inc. (b)	1,400	8,526
Trimble Navigation Ltd. (b)	1,000	38,960

		116,537

Energy (2.9%)

Headwaters, Inc. (b)	1,100	47,025
Southwestern Energy Co. (b)	800	44,088

		91,113

Finance Services (4.9%)

Friedman Billings Ramsey-A	2,000	28,120
Lazard Ltd. (b)	1,300	31,018
NASDAQ Stock Market, Inc. (b)	1,200	27,180
Nuveen Investments, Inc.	800	30,400
Portfolio Recovery Associates, Inc. (b)	800	33,760

		150,478

Human Resources (2.1%)

Heidrick & Struggles International, Inc. (b)	1,000	29,980
Resources Connection, Inc. (b)	1,200	36,000

		65,980

Medical (15.2%)

Amicas, Inc. (b)	6,400	32,768
Aspect Medical Systems, Inc. (b)	1,300	42,900
Cerner Corp. (b)	500	37,710
Chemed Corp.	700	30,100
Foxhollow Technologies (b)	600	30,774
Healthcare Services Group, Inc.	2,850	52,212
Henry Schein, Inc. (b)	800	34,536
Invitrogen Corp. (b)	500	42,885
Lifeline Systems (b)	1,100	37,730
Nektar Therapeutic Co. (b)	1,200	22,512
Pediatrix Medical Group, Inc. (b)	400	31,368
Psychiatric Solutions, Inc. (b)	700	33,726
United Surgical Partners (b)	1,200	43,212

		472,433

Oil & Gas (7.5%)

Chesapeake Energy Corp.	1,200	31,332
ENSCO International, Inc.	1,300	52,494
Global Industries Ltd. (b)	4,700	46,107
National-Oilwell, Inc. (b)	600	31,410
Noble Corp.	600	40,308
Tesoro Corp.	600	28,932

		230,583

Pharmaceuticals (3.7%)

Abgenix, Inc. (b)	2,200	22,814
Adolor Corp. (b)	3,700	35,927
Drugstore.com, Inc. (b)	3,400	11,866
First Horizon Pharmaceutical Corp. (b)	1,100	23,408
Medarex, Inc. (b)	1,000	9,750
Renovis, Inc. (b)	600	9,168

		112,933

Real Estate Investment Trusts (3.3%)

Apartment Investment & Management Co.	700	30,800
Colonial Properties Trust	700	33,194
Equity Office Properties	1,100	38,995

		102,989

Recreational Centers (2.7%)

Life Time Fitness, Inc. (b)	1,600	53,760
Penn National Gaming, Inc. (b)	800	28,600

		82,360

Restaurants (2.1%)

Bjs Restaurants, Inc. (b)	1,500	36,390
P.F. Chang’s China Bistro, Inc. (b)	500	28,495

		64,885

Retail (7.0%)

Abercrombie & Fitch Co.	400	28,820
AC Moore Arts & Crafts, Inc. (b)	1,100	31,603
American Eagle Outfitters, Inc.	1,200	39,540
Fleetwood Enterprises, Inc. (b)	3,100	35,185
Tractor Supply Co. (b)	700	39,354
Urban Outfitters, Inc. (b)	700	42,497

		216,999

Savings & Loans (1.5%)

BFC Financial Corp. (b)	3,660	32,281
Hudson City Bancorp, Inc.	1,300	15,379

		47,660

Semiconductors (4.9%)

Axcelis Technologies, Inc. (b)	4,200	29,022
Integrated Device Technology, Inc. (b)	2,900	33,524
Microsemi Corp. (b)	2,700	57,645
Ultratech Stepper, Inc. (b)	1,400	30,534

		150,725

Telecommunication (2.3%)

Comverse Technology, Inc. (b)	900	22,761
Intervoice, Inc. (b)	2,100	18,375
Ubiquitel, Inc. (b)	3,300	30,162

		71,298

Total Common Stocks		3,027,764

Cash Equivalents (2.3%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $71,116)	$71,109	$71,109

Total Cash Equivalents		71,109

Total Investments (Cost $2,860,806) (a) - 100.2%		3,098,873
Liabilities in excess of other assets - (0.2)%		(5,528)

NET ASSETS - 100.0%		$3,093,345

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Non-income producing securities.

Gartmore S&P 500 Index Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.7%)
Advertising Services (0.0%)

Interpublic Group of Cos., Inc. (The) (b)	87,978	$1,099,725

Aerospace & Defense (1.7%)

Boeing Co. (The)	174,071	11,490,427
General Dynamics Corp.	42,231	4,864,589
Goodrich Corp.	24,751	1,094,984
Lockheed Martin Corp.	86,822	5,417,693
Northrop Grumman Corp.	75,676	4,196,234
Raytheon Co.	95,187	3,743,705
Rockwell Collins, Inc.	37,541	1,832,001
United Technologies Corp.	215,656	10,933,759

		43,573,392

Agriculture (0.1%)

Monsanto Co.	56,390	3,798,994

Airlines (0.3%)

Delta Air Lines, Inc. (b)	35,981	106,504
FedEx Corp.	63,602	5,348,292
Southwest Airlines Co.	158,276	2,245,936

		7,700,732

Alcoholic Beverages (0.4%)

Anheuser-Busch Cos., Inc.	163,534	7,252,733
Brown-Forman Corp., Class B	24,571	1,436,175
Constellation Brands, Inc. (b)	43,300	1,186,420
Molson Coors Brewing Co.	19,470	1,220,769

		11,096,097

Analytical Instruments (0.1%)

Applera Corp.-Applied Biosystems Group	41,371	861,344
Waters Corp. (b)	25,271	1,144,271

		2,005,615

Apparel (0.2%)

Nike, Inc., Class B	49,936	4,184,636
Reebok International Ltd.	11,675	493,853

		4,678,489

Apparel & Accessories (0.2%)

Coach, Inc. (b)	79,600	2,794,756
Liz Claiborne, Inc.	22,911	953,327
V.F. Corp.	22,506	1,328,754

		5,076,837

Appliances & Household Durables (0.1%)

Maytag Corp.	16,865	284,513
Newell Rubbermaid, Inc.	52,842	1,314,180

		1,598,693

Auto Parts & Equipment (0.3%)

AutoNation, Inc. (b)	53,891	1,163,507
Dana Corp.	31,701	498,023
Delphi Automotive Systems Corp.	118,233	626,635

Genuine Parts Co.	36,716	1,681,226
Ingersoll Rand Co.	31,526	2,464,386
Snap-On, Inc.	12,270	450,064

		6,883,841

Automobiles (0.5%)

Ford Motor Co.	387,096	4,157,411
General Motors Corp.	124,956	4,600,880
PACCAR, Inc.	36,596	2,642,963
Visteon Corp.	26,687	237,514

		11,638,768

Banks (5.9%)

AmSouth Bancorp	74,352	2,075,164
Bank of America Corp.	847,506	36,951,262
Bank of New York Co., Inc.	164,044	5,049,274
BB&T Corp.	115,073	4,812,353
Bear Stearns Cos., Inc.	21,267	2,171,573
Compass Bancshares, Inc.	26,133	1,259,872
Fifth Third Bancorp	110,404	4,758,412
Huntington Bancshares, Inc.	48,320	1,205,101
J.P. Morgan Chase & Co.	743,001	26,109,055
KeyCorp	85,872	2,940,257
M&T Bank Corp.	23,361	2,534,902
Mellon Financial Corp.	89,122	2,714,656
National City Corp.	129,553	4,781,801
North Fork Bancorp, Inc.	99,166	2,716,157
Northern Trust Corp.	44,136	2,242,109
PNC Bank Corp.	59,701	3,272,809
Regions Financial Corp.	97,707	3,286,863
State Street Corp.	69,777	3,470,708
SunTrust Banks, Inc.	75,026	5,455,891
Synovus Financial Corp.	65,517	1,937,338
U.S. Bancorp	387,403	11,645,334
Wachovia Corp.	332,155	16,733,969
Zions Bancorp	18,820	1,345,254

		149,470,114

Biotechnology (0.1%)

Chiron Corp. (b)	37,081	1,343,445

Broadcast Media & Cable Television (0.7%)

Clear Channel Communications, Inc.	116,900	3,815,616
Comcast Corp. Special, Class A (b)	47,700	1,431,000
Comcast Corp., Class A (b)	416,875	12,810,569

		18,057,185

Business Services (0.3%)

Cintas Corp.	31,501	1,396,439
Compuware Corp. (b)	81,307	685,418
Convergys Corp. (b)	29,982	436,238
Monster Worldwide, Inc. (b)	21,731	659,970
NCR Corp. (b)	39,390	1,367,227
Pitney Bowes, Inc.	48,496	2,161,952

		6,707,244

Chemicals (0.2%)

Millipore Corp. (b)	9,425	577,470
Praxair, Inc.	67,932	3,355,161
Sigma Aldrich Corp.	14,525	931,924

		4,864,555

Communications Equipment (1.5%)

CIENA Corp. (b)	103,308	231,410
Citizens Communications Co.	53,836	707,405
Corning, Inc. (b)	297,522	5,667,794

JDS Uniphase Corp. (b)	304,554	459,877
Motorola, Inc.	516,328	10,935,827
Tellabs, Inc. (b)	87,552	851,005
Verizon Communications, Inc.	582,780	19,948,559

		38,801,877

Computer Equipment (1.8%)

American Power Conversion Corp.	39,231	1,102,783
Dell Computer Corp. (b)	509,858	20,633,953
EMC Corp. (b)	505,887	6,925,593
Gateway, Inc. (b)	58,262	231,883
Hewlett Packard Co.	614,190	15,121,358
Network Appliance, Inc. (b)	70,484	1,798,047

		45,813,617

Computer Integrated Systems Design (0.0%)

Avaya, Inc. (b)	88,919	918,533

Computer Software & Services (5.7%)

Adobe Systems, Inc.	101,142	2,997,849
Affiliated Computer Services, Inc., Class A (b)	24,841	1,241,305
Automatic Data Processing, Inc.	122,778	5,452,571
BMC Software, Inc. (b)	46,656	890,663
Cisco Systems, Inc. (b)	1,345,909	25,774,158
Citrix Systems, Inc. (b)	35,671	850,040
Computer Associates International, Inc.	118,838	3,262,103
Electronic Data Systems Corp.	109,262	2,247,519
First Data Corp.	168,652	6,938,343
Fiserv, Inc. (b)	35,566	1,578,063
Intuit, Inc. (b)	37,831	1,815,888
Mercury Interactive Corp. (b)	18,420	725,195
Microsoft Corp.	2,114,989	54,164,869
Novell, Inc. (b)	79,472	483,190
NVIDIA Corp. (b)	39,461	1,067,815
Oracle Corp. (b)	939,638	12,760,284
Parametric Technology Corp. (b)	52,651	363,292
Siebel Systems, Inc.	107,603	903,865
Sun Microsystems, Inc. (b)	714,182	2,742,459
Sungard Data Systems, Inc. (b)	60,451	2,169,586
Symantec Corp. (b)	241,474	5,305,184
Symbol Technologies, Inc.	50,936	592,895
Unisys Corp. (b)	71,062	459,771
Yahoo!, Inc. (b)	275,648	9,190,104

		143,977,011

Computers & Hardware (1.5%)

Apple Computer, Inc. (b)	173,574	7,402,931
International Business Machines Corp.	339,910	28,368,888
Lexmark International, Inc. (b)	26,701	1,674,153

		37,445,972

Conglomerates (0.9%)

Illinois Tool Works, Inc.	60,247	5,160,156
ITT Industries, Inc.	19,330	2,056,712
Johnson Controls, Inc.	40,386	2,319,772
Tyco International Ltd.	418,000	12,736,459

		22,273,099

Construction & Building Materials (0.4%)

Centex Corp.	26,781	1,981,259
Fluor Corp.	18,185	1,160,203
KB Home	20,030	1,640,657
Pulte Corp.	24,591	2,302,210
Sherwin Williams Co.	28,686	1,365,740
Vulcan Materials Co.	21,576	1,515,498

		9,965,567

Construction & Housing (0.1%)

Masco Corp.	93,627	3,174,892

Construction Machinery (0.3%)

Caterpillar, Inc.	143,964	7,761,099

Consumer Durable (0.4%)

Black & Decker Corp.	16,265	1,468,892
Danaher Corp.	62,747	3,479,321
Fortune Brands, Inc.	30,586	2,891,906
Whirlpool Corp.	17,225	1,377,656

		9,217,775

Consumer Finance (1.9%)

Citigroup, Inc.	1,095,388	47,649,378

Consumer Non-Cyclical (2.4%)

Alberto Culver Co., Class B	15,220	686,726
Avon Products, Inc.	99,317	3,248,659
Clorox Co. (The)	32,086	1,792,003
Colgate-Palmolive Co.	110,208	5,834,412
Ecolab, Inc.	52,211	1,753,245
Gillette Co. (The)	207,240	11,122,571
International Flavor and Fragrances, Inc.	17,840	676,493
Kimberly-Clark Corp.	100,787	6,426,179
Pall Corp.	25,991	804,941
Procter & Gamble Co.	518,174	28,826,020

		61,171,249

Containers (0.1%)

Ball Corp.	23,230	881,579
Bemis Co., Inc.	22,596	610,092
Sealed Air Corp. (b)	17,597	933,696

		2,425,367

Credit Reporting Services (0.1%)

Moody’s Corp.	60,202	2,848,157

Data Processing & Reproduction (0.1%)

Computer Sciences Corp. (b)	39,781	1,821,174

Distribution (0.2%)

SYSCO Corp.	133,333	4,807,988

Diversified Chemicals (1.3%)

Air Products & Chemicals, Inc.	48,066	2,872,424
Ashland, Inc.	14,525	892,561
Dow Chemical Co.	201,590	9,666,240
E.I. du Pont de Nemours and Co.	209,750	8,952,130
Eastman Chemical Co.	14,060	778,783
Engelhard Corp.	25,391	728,468
Hercules, Inc. (b)	18,521	259,294
Occidental Petroleums Corp.	83,827	6,897,286
Rohm & Haas Co.	42,877	1,974,915

		33,022,101

Drugs (5.1%)

Amerisource Bergen Corp.	22,326	1,602,784
Amgen Corp. (b)	261,948	20,890,353
Biogen, Inc. (b)	70,572	2,772,774
Eli Lilly & Co.	238,591	13,437,445
Express Scripts, Inc. (b)	31,620	1,653,726
Forest Laboratories, Inc. (b)	74,732	2,983,301
Genzyme Corp. (b)	52,351	3,895,438
Gilead Sciences, Inc. (b)	91,500	4,100,115

Laboratory Corp. of America Holdings (b)	28,400	1,439,028
Medimmune, Inc. (b)	52,161	1,481,894
Merck & Co., Inc.	464,176	14,417,307
Mylan Laboratories, Inc.	51,051	886,245
Pfizer, Inc.	1,566,534	41,513,151
Schering Plough Corp.	310,627	6,467,254
Wyeth	281,772	12,891,069

		130,431,884

Educational Services (0.1%)

Apollo Group, Inc. (b)	37,826	2,842,624

Electrical Equipment (3.7%)

Agilent Technologies, Inc. (b)	98,263	2,578,421
Cooper Industries Ltd., Class A	18,730	1,209,583
Eaton Corp.	31,916	2,085,391
Emerson Electric Co.	87,782	5,776,056
Fisher Scientific International, Inc. (b)	22,600	1,515,330
General Electric Co.	2,231,832	76,998,204
Rockwell International Corp.	36,776	1,894,332
W.W. Grainger, Inc.	17,925	1,117,086

		93,174,403

Electronics (2.8%)

Altera Corp. (b)	74,382	1,626,734
Applied Micro Circuits Corp. (b)	64,562	194,332
Broadcom Corp., Class A (b)	62,631	2,678,728
Intel Corp.	1,301,938	35,334,596
Jabil Circuit, Inc. (b)	33,441	1,043,025
KLA-Tencor Corp.	39,821	2,058,746
L-3 Communications Holdings, Inc.	22,738	1,778,794
Linear Technology Corp.	64,467	2,505,188
LSI Logic Corp. (b)	80,682	787,456
Maxim Integrated Products, Inc.	69,014	2,889,616
Molex, Inc.	38,221	1,079,361
National Semiconductor Corp.	73,977	1,827,972
PMC-Sierra, Inc. (b)	38,011	373,648
QLogic Corp. (b)	19,245	597,557
RadioShack Corp.	33,071	776,176
Sanmina Corp. (b)	110,839	529,810
Solectron Corp. (b)	159,476	612,388
Tektronix, Inc.	18,695	468,497
Teradyne, Inc. (b)	40,901	635,193
Texas Instruments, Inc.	350,159	11,121,050
Xilinx, Inc.	72,922	2,067,339

		70,986,206

Entertainment (0.7%)

Electronic Arts, Inc. (b)	64,607	3,721,363
International Game Technology	72,232	1,976,268
Walt Disney Co. (The)	430,040	11,026,225

		16,723,856

Farm Machinery (0.2%)

Deere & Co.	51,946	3,819,589

Financial (3.1%)

American Express Co.	246,757	13,571,634
Capital One Financial Corp.	52,086	4,297,095
Charles Schwab Corp.	251,387	3,444,002
CIT Group, Inc.	42,400	1,871,536
Comerica, Inc.	35,526	2,170,639
Countrywide Credit Industries, Inc.	122,492	4,409,712
Fannie Mae	203,875	11,388,458
Federated Investors, Inc.	18,111	578,465

Golden West Financial Corp.	62,222	4,051,897
Goldman Sachs Group, Inc.	94,472	10,153,851
Lehman Brothers Holdings, Inc.	58,301	6,129,184
MBNA Corp.	266,747	6,711,355
Providian Financial Corp. (b)	61,166	1,156,037
Washington Mutual, Inc.	182,632	7,758,207

		77,692,072

Financial Services (1.4%)

AMBAC Financial Group, Inc.	19,701	1,415,320
E*TRADE Financial Corp. (b)	69,922	1,084,490
First Horizon National Corp.	26,191	1,068,331
H&R Block, Inc.	34,636	1,972,867
Janus Capital Group, Inc.	49,231	739,450
Marshall & Ilsley Corp.	45,066	2,069,431
SLM Corp.	89,922	4,630,083
Sovereign Bancorp, Inc.	74,200	1,780,058
Wells Fargo Co.	355,464	21,804,161

		36,564,191

Food & Drug Stores (0.7%)

Albertson’s, Inc.	73,461	1,565,454
Kroger Co. (b)	153,509	3,047,154
Safeway, Inc.	93,482	2,271,613
Supervalu, Inc.	28,431	1,006,457
Walgreen Co.	215,125	10,295,882

		18,186,560

Food & Related (2.3%)

Altria Group, Inc.	436,243	29,210,832
Archer-Daniels Midland Co.	131,343	3,013,008
Campbell Soup Co.	75,332	2,323,992
ConAgra, Inc.	109,028	2,476,026
General Mills, Inc.	77,062	3,652,739
H.J. Heinz Co.	73,657	2,709,104
Hershey Foods Corp.	49,322	3,150,196
Kellogg Co.	77,842	3,527,021
McCormick & Co.	28,446	989,352
Sara Lee Corp.	165,899	3,306,367
W.M. Wrigley Jr. Co.	45,756	3,255,082

		57,613,719

Furniture & Home Furnishings (0.0%)

Leggett & Platt, Inc.	40,001	1,011,625

Healthcare (6.2%)

Abbott Laboratories	326,663	15,232,297
Allergan, Inc.	27,516	2,459,105
Bard (C.R.), Inc.	22,186	1,481,803
Bausch & Lomb, Inc.	11,245	951,889
Baxter International, Inc.	130,673	5,131,529
Becton Dickinson & Co.	53,186	2,944,909
Biomet, Inc.	52,851	2,015,209
Boston Scientific Corp. (b)	161,654	4,679,883
Bristol-Myers Squibb Co.	411,440	10,277,771
Cardinal Health, Inc.	90,697	5,403,727
Guidant Corp.	67,467	4,641,730
HCA, Inc.	87,213	4,295,240
Health Management Associates, Inc., Class A	51,041	1,214,776
Humana, Inc. (b)	34,061	1,357,331
Johnson & Johnson Co.	621,625	39,759,136
King Pharmaceuticals, Inc. (b)	50,923	567,791
Manor Care, Inc.	18,220	691,631
McKesson HBOC, Inc.	62,147	2,796,615

Medco Health Solutions, Inc. (b)	57,526	2,786,559
Medtronic, Inc.	254,706	13,738,842
Quest Diagnostics, Inc.	39,872	2,047,028
St. Jude Medical, Inc. (b)	76,122	3,608,944
Stryker Corp.	81,477	4,407,091
Tenet Healthcare Corp. (b)	98,687	1,198,060
UnitedHealth Group, Inc.	268,218	14,027,801
Watson Pharmaceutical, Inc. (b)	21,006	701,600
Wellpoint, Inc. (b)	128,902	9,118,527

		157,536,824

Hotels & Casinos (0.1%)

Harrah’s Entertainment, Inc.	40,421	3,182,750

Hotels & Motels (0.5%)

Cendant Corp.	221,545	4,732,201
Hilton Hotels Corp.	80,487	1,992,053
Marriott International, Inc., Class A	45,681	3,127,778
Starwood Hotels & Resorts Worldwide, Inc.	45,024	2,850,920

		12,702,952

Industrial Diversified (0.1%)

Parker Hannifin Corp.	21,556	1,416,661
Thermo Electron Corp. (b)	33,776	1,008,551

		2,425,212

Insurance (4.1%)

ACE Ltd.	51,111	2,361,839
Aetna, Inc.	61,742	4,778,831
Allstate Corp. (The)	142,114	8,705,904
American International Group, Inc.	546,666	32,909,293
AON Corp.	57,827	1,471,119
Chubb Corp. (The)	40,681	3,613,286
CIGNA Corp.	27,561	2,942,137
Cincinnati Financial Corp.	35,889	1,479,345
Hartford Financial Services Group, Inc.	62,471	5,033,288
Lincoln National Corp.	36,136	1,745,369
Loews Corp.	37,571	3,142,063
MBIA, Inc.	33,376	2,027,258
MetLife, Inc.	153,979	7,566,528
MGIC Investment Corp.	17,860	1,224,839
Principal Financial Group, Inc.	62,607	2,751,578
Progressive Corp. (The)	41,900	4,177,011
Prudential Financial, Inc.	109,943	7,355,187
SAFECO Corp.	26,851	1,475,194
St. Paul Cos., Inc.	141,415	6,225,088
Torchmark Corp.	22,631	1,182,922
UnumProvident Corp.	49,649	950,778
XL Capital Ltd., Class A	31,346	2,251,270

		105,370,127

Insurance Brokers (0.1%)

Marsh & McLennan Cos., Inc.	111,793	3,238,643

Investment Management (1.1%)

Franklin Resources, Inc.	44,171	3,569,900
Merrill Lynch & Co.	196,595	11,555,854
Morgan Stanley Dean Witter & Co.	232,542	12,336,353
T. Rowe Price Group, Inc.	25,991	1,724,503

		29,186,610

Leisure Products (0.4%)

Brunswick Corp.	20,440	951,686
Carnival Corp.	112,963	5,919,261
Hasbro, Inc.	35,721	783,719
Mattel, Inc.	86,923	1,621,114

		9,275,780

Life Insurance (0.2%)

AFLAC, Inc.	105,713	4,767,657
Jefferson-Pilot Corp.	28,561	1,432,905

		6,200,562

Manufacturing (1.1%)

3M Co.	162,089	12,156,676
American Standard Cos., Inc.	43,516	1,926,888
Cummins, Inc.	11,400	974,016
Dover Corp.	42,956	1,772,365
Honeywell International, Inc.	179,569	7,053,470
PPG Industries, Inc.	36,206	2,354,476
Stanley Works (The)	16,180	791,687
Textron, Inc.	27,846	2,065,338

		29,094,916

Medical Equipment & Supplies (0.0%)

PerkinElmer, Inc.	20,196	423,712

Medical Products (0.2%)

Zimmer Holdings, Inc. (b)	51,946	4,278,273

Metals & Mining (0.5%)

Alcoa, Inc.	183,626	5,150,709
Freeport-McMoRan Copper & Gold, Inc.	42,506	1,712,142
Newmont Mining Corp.	93,732	3,519,637
Phelps Dodge Corp.	21,843	2,325,187

		12,707,675

Mortgage & Asset Backed Obligations (0.4%)

Freddie Mac	145,538	9,209,645

Motor Vehicles (0.1%)

Harley-Davidson, Inc.	61,027	3,246,026
Navistar International Corp. (b)	14,620	499,273

		3,745,299

Multimedia (1.5%)

News Corp., Class A	597,400	9,785,412
Time Warner, Inc. (b)	987,193	16,802,025
Viacom, Inc., Class A	200	6,726
Viacom, Inc., Class B	339,174	11,358,937

		37,953,100

Natural Gas (0.1%)

NICOR, Inc.	8,605	351,256
People’s Energy Corp.	7,275	313,916
Sempra Energy	44,181	1,877,693

		2,542,865

Office Equipment & Supplies (0.1%)
Avery Dennison Corp.	21,616	1,224,979
Xerox Corp. (b)	191,754	2,533,070

		3,758,049

Oil & Gas (6.9%)

Amerada Hess Corp.	20,220	2,383,129
Apache Corp.	69,024	4,721,242
BJ Services Co.	38,446	2,344,822
ChevronTexaco Corp.	439,956	25,521,848
ConocoPhillips	293,382	18,362,779
Devon Energy Corp.	100,108	5,615,058
El Paso Corp.	120,313	1,443,756
EOG Resources, Inc.	47,182	2,882,820
Exxon Mobil Corp.	1,339,961	78,722,708

KeySpan Corp.	33,691	1,370,887
Kinder Morgan, Inc.	24,576	2,183,823
Marathon Oil Corp.	76,512	4,465,240
Nabors Industries Ltd. (b)	29,577	1,935,815
Noble Corp.	26,731	1,795,789
Rowan Cos., Inc.	18,886	645,146
Sunoco, Inc.	15,160	1,906,067
Transocean Sedco Forex, Inc. (b)	63,607	3,589,343
Unocal Corp.	60,416	3,917,978
Valero Energy Corp.	53,692	4,444,624
Williams Cos., Inc. (The)	108,938	2,313,843
XTO Energy, Inc.	77,099	2,705,404

		173,272,121

Oil Equipment & Services (1.4%)

Anadarko Petroleum Corp.	50,338	4,447,362
Baker Hughes, Inc.	71,347	4,033,959
Burlington Resources, Inc.	81,262	5,209,707
Dynegy, Inc., Class A (b)	77,572	431,300
Halliburton Co.	106,562	5,972,800
Kerr-Mcgee Corp.	24,694	1,980,706
National-Oilwell Varco, Inc. (b)	38,794	2,030,866
Schlumberger Ltd.	116,968	9,794,901
Weatherford International Ltd. (b)	30,000	1,898,400

		35,800,001

Paper & Forest Products (0.5%)

Georgia-Pacific Corp.	54,654	1,866,434
International Paper Co.	103,258	3,262,953
Louisiana-Pacific Corp.	23,396	627,481
MeadWestvaco Corp.	42,147	1,231,535
Pactiv Corp. (b)	31,436	692,221
Temple Inland, Inc.	28,210	1,122,476
Weyerhaeuser Co.	51,201	3,531,845

		12,334,945

Pharmacy Services (0.2%)

Caremark Rx, Inc. (b)	95,620	4,262,739
Hospira, Inc. (b)	33,346	1,275,485

		5,538,224

Photographic (0.1%)

Eastman Kodak Co.	59,146	1,581,564

Pollution Control (0.1%)

Allied Waste Industries, Inc. (b)	46,807	401,604
Waste Management, Inc.	119,613	3,363,518

		3,765,122

Printing & Publishing (0.6%)

Dow Jones & Company, Inc.	15,180	569,705
Gannett Co., Inc.	52,576	3,835,945
Knight-Ridder, Inc.	15,875	993,140
McGraw-Hill Cos., Inc. (The)	79,602	3,662,488
Meredith Corp.	9,835	486,833
New York Times Co., Class A	30,606	964,701
R.R. Donnelley & Sons Co.	38,006	1,370,116
Tribune Co.	63,809	2,329,029

		14,211,957

Railroads (0.5%)

Burlington Northern Santa Fe Corp.	79,352	4,304,846
CSX Corp.	45,106	2,054,127
Norfolk Southern Corp.	84,237	3,134,459
Union Pacific Corp.	55,316	3,889,268

		13,382,700

Real Estate Investment Trusts (0.6%)

Apartment Investment & Management Co.	25,740	1,132,560
Archstone-Smith Trust	38,300	1,627,750
Equity Office Properties Trust	92,282	3,271,397
Equity Residential Property Trust	59,611	2,408,284
Plum Creek Timber Co., Inc.	38,761	1,467,104
ProLogis Trust	33,551	1,528,584
Simon Property Group, Inc.	46,301	3,692,041

		15,127,720

Restaurants (0.5%)

Darden Restaurants, Inc.	32,076	1,113,037
McDonald’s Corp.	267,041	8,323,669
Wendy’s International, Inc.	22,236	1,149,601
YUM! Brands, Inc.	61,081	3,197,590

		13,783,897

Retail (5.4%)

AutoZone, Inc. (b)	16,610	1,618,478
Bed Bath & Beyond, Inc. (b)	63,402	2,910,152
Best Buy Co., Inc.	65,877	5,046,178
Big Lots, Inc. (b)	23,651	306,753
Circuit City Stores, Inc.	37,636	686,857
Costco Wholesale Corp.	99,757	4,585,829
CVS Corp.	169,234	5,251,331
Dillards, Inc., Class A	16,890	386,105
Dollar General Corp.	64,397	1,308,547
Family Dollar Stores, Inc.	34,806	897,995
Federated Department Stores, Inc.	35,451	2,689,667
Gap, Inc. (The)	167,340	3,532,547
Home Depot, Inc.	452,167	19,673,786
J.C. Penney Co., Inc.	59,781	3,356,105
Jones Apparel Group, Inc.	25,391	776,203
Kohl’s Corp. (b)	69,497	3,916,156
Limited, Inc. (The)	82,328	2,007,157
Lowe’s Cos., Inc.	162,599	10,767,306
May Department Stores Co. (The)	65,256	2,678,759
Nordstrom, Inc.	54,292	2,009,347
Office Depot, Inc. (b)	65,362	1,854,974
OfficeMax, Inc.	24,910	739,827
Sears Holding Corp. (b)	22,161	3,417,891
Staples, Inc.	155,272	3,535,543
Starbucks Corp. (b)	83,562	4,391,183
Target Corp.	186,990	10,985,663
Tiffany & Co.	26,186	891,110
TJX Cos., Inc.	100,668	2,366,705
Wal-Mart Stores, Inc.	704,582	34,771,122

		137,359,276

Semiconductors (0.6%)

Advanced Micro Devices, Inc. (b)	82,442	1,655,435
Analog Devices, Inc.	77,957	3,055,914
Applied Materials, Inc.	348,719	6,437,353
Freescale Semiconductor, Inc., Class B (b)	76,509	1,970,107
Micron Technology, Inc. (b)	129,568	1,539,268
Novellus Systems, Inc. (b)	29,421	848,796

		15,506,873

Services (1.2%)

Autodesk, Inc.	44,362	1,516,737
eBay, Inc. (b)	255,276	10,665,432
Equifax, Inc.	28,151	1,024,696

Exelon Corp.	138,898	7,433,821
IMS Health, Inc.	48,374	1,317,224
Omnicom Group, Inc.	39,191	3,326,140
Paychex, Inc.	76,852	2,682,903
Robert Half International, Inc.	35,106	1,189,742
Ryder System, Inc.	13,505	526,560
Sabre Holdings, Inc.	27,673	531,322

		30,214,577

Shelter (0.1%)

D. R. Horton, Inc.	57,300	2,353,884

Soft Drink Beverages(1.7%)

Coca-Cola Co.	476,617	20,856,760
Coca-Cola Enterprises, Inc.	81,157	1,907,190
Pepsi Bottling Group, Inc. (The)	50,521	1,473,192
PepsiCo, Inc.	352,774	19,236,766

		43,473,908

Steel (0.1%)

Allegheny Teledyne, Inc.	19,175	557,417
Nucor Corp.	35,630	1,975,684
United States Steel Corp.	24,731	1,054,777

		3,587,878

Telecommunications (3.0%)

ADC Telecommunications, Inc. (b)	20,427	533,962
ALLTEL Corp.	68,767	4,573,006
Andrew Corp. (b)	34,246	376,364
AT&T Corp.	175,500	3,474,900
BellSouth Corp.	385,524	10,640,462
CenturyTel, Inc.	28,076	964,972
Comverse Technology, Inc. (b)	42,206	1,067,390
Lucent Technologies, Inc. (b)	933,332	2,734,663
Nextel Communications, Inc. (b)	235,476	8,194,565
QUALCOMM, Inc.	344,178	13,591,588
Qwest Communications International, Inc. (b)	367,730	1,404,729
SBC Communications, Inc.	690,818	16,890,499
Scientific-Atlanta, Inc.	31,516	1,213,366
Sprint Corp.	308,942	8,310,540
Univision Communications, Inc., Class A (b)	57,517	1,626,581

		75,597,587

Tire & Rubber (0.0%)

Cooper Tire & Rubber Co.	15,845	318,801
Goodyear Tire & Rubber Co. (b)	35,421	616,680

		935,481

Tobacco (0.1%)

Reynolds American, Inc.	26,495	2,207,298
UST, Inc.	34,481	1,586,816

		3,794,114

Trucking (0.7%)

United Parcel Service, Inc., Class B	234,616	17,119,930

Utilities (2.7%)

AES Corp. (The) (b)	127,393	2,044,658
Allegheny Energy, Inc. (b)	28,696	817,836
Ameren Corp.	33,856	1,883,071
American Electric Power Co., Inc.	80,897	3,130,714
Calpine Corp. (b)	111,042	368,659
Centerpoint Energy, Inc.	62,442	857,953
Cinergy Corp.	35,536	1,568,914
CMS Energy Corp. (b)	53,856	853,079

Consolidated Edison, Inc.	51,226	2,467,044
Constellation Energy Group, Inc.	37,386	2,251,011
Dominion Resources, Inc.	71,694	5,295,319
DTE Energy Co.	31,391	1,475,377
Duke Energy Corp.	195,917	5,787,389
Edison International	68,632	2,805,676
Entergy Corp.	45,676	3,559,987
FirstEnergy Corp.	69,500	3,459,710
FPL Group, Inc.	82,432	3,554,468
NiSource, Inc.	57,058	1,385,939
PG&E Corp.	82,072	3,088,369
Pinnacle West Capital Corp.	19,125	875,925
PPL Corp.	37,431	2,305,001
Progress Energy, Inc.	57,251	2,553,967
Public Service Enterprise Group, Inc.	49,811	3,202,847
Southern Co.	156,649	5,481,149
TECO Energy, Inc.	41,381	784,584
TXU Corp.	52,122	4,515,850
Xcel Energy, Inc.	84,787	1,645,716

		68,020,212

Total Common Stocks		2,381,330,276

Cash Equivalents (5.9%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $149,440,103)	149,426,289	149,426,289

Total Cash Equivalent		149,426,289

Short-Term Securities Held as Collateral for Securities Lending (6.0%)

Pool of short-term securities for Gartmore	$153,264,316	153,264,316
Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		153,264,316

Total Investments (Cost $2,435,300,313) (a) - 105.7%		2,684,020,881
Liabilities in excess of other assets - (5.7)%		(143,917,138)

NET ASSETS - 100.0%		$2,540,103,743

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

At July 31, 2005 the Fund’s open long future contracts were as follow:

Number of Contracts	Long Contracts	Expiration	Market Value Covered by Securities	Unrealized Appreciation (Depreciation)
512	SPU5	09/15/2005	$158,310,400	$2,967,713

Gartmore Mid Cap Market Index Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (90.1%)
Aerospace & Defense (0.8%)

Alliant Techsystems, Inc. (b)	29,700	$2,168,100
Precision Castparts Corp.	52,100	4,687,958
Sequa Corp. (b)	5,960	437,702

		7,293,760

Agricultural Products (0.1%)

Universal Corp.	19,240	917,748

Airlines (0.3%)

AirTran Holdings, Inc. (b)	62,500	715,000
Alaska Air Group, Inc. (b)	21,400	748,572
Jetblue Airways Corp. (b)	78,150	1,641,150

		3,104,722

Amusement & Recreation (0.3%)

Callaway Golf Co.	58,000	869,420
International Speedway Corp.	32,900	1,912,806

		2,782,226

Auction House & Art Dealer (0.2%)

Adesa, Inc.	68,500	1,657,700

Auto Parts & Equipment (1.4%)

Advance Auto Parts, Inc. (b)	54,500	3,758,321
ArvinMeritor, Inc.	51,760	987,063
Bandag, Inc.	11,900	548,947
BorgWarner Automotive, Inc.	44,720	2,601,362
Gentex Corp.	123,480	2,200,414
Lear Corp.	53,220	2,276,219
Modine Manufacturing Co.	23,100	833,217
Proliance International, Inc. (b)	0	1

		13,205,544

Automotive (0.2%)

Carmax, Inc. (b)	78,900	2,305,458

Banks (4.5%)

Associated Banc Corp.	98,621	3,359,031
Astoria Financial Corp.	76,320	2,132,381
City National Corp.	33,800	2,469,766
Colonial Bancgroup, Inc.	116,340	2,707,232
Cullen/Frost Bankers, Inc.	35,980	1,802,598
FirstMerit Corp.	61,980	1,753,414
Greater Bay Bancorp	41,880	1,098,512
Hibernia Corp.	123,900	4,190,299
Independence Community Bank Corp.	58,836	2,177,520
IndyMac Bancorp, Inc.	50,100	2,184,861
Mercantile Bankshare Corp.	59,950	3,335,618
New York Community Bancorp, Inc.	193,514	3,552,917
SVB Financial Group (b)	29,020	1,489,887
TCF Financial Corp.	100,200	2,752,494
Texas Regional Bancshares, Inc.	34,300	1,017,338
Washington Federal, Inc.	63,612	1,480,251
Webster Financial Corp.	43,000	2,072,600
West America Bancorp	24,320	1,331,520
Wilmington Trust Corp.	50,000	1,875,500

		42,783,739

Biotechnology (0.7%)

Millenium Pharmaceuticals, Inc. (b)	242,663	2,506,709
Protein Design Labs, Inc. (b)	83,420	1,901,142
Valeant Pharmaceuticals International	74,200	1,463,966
Vertex Pharmaceuticals, Inc. (b)	69,380	1,106,611

		6,978,428

Broadcasting (0.3%)

Emmis Communications Corp. (b)	30,000	615,900
Entercom Communications Corp. (b)	33,080	1,049,298
Westwood One, Inc.	65,580	1,335,864

		3,001,062

Business Services (2.4%)

Acxiom Corp.	70,240	1,416,038
Catalina Marketing Corp.	39,800	952,414
Ceridian Corp. (b)	118,140	2,472,670
CheckFree Corp. (b)	64,400	2,180,584
ChoicePoint, Inc. (b)	68,020	2,965,672
Corporate Executive Board Co.	33,800	2,726,984
CSG Systems International, Inc. (b)	38,080	710,192
Fair Issac Corp.	50,350	1,894,671
Gartner Group, Inc. (b)	65,280	676,954
Harte-Hanks, Inc.	54,040	1,469,888
Kelly Services, Inc.	21,575	656,312
Korn/Ferry International (b)	27,100	539,290
Manpower, Inc.	71,360	3,411,008
MPS Group, Inc. (b)	75,740	898,276

		22,970,953

Chemicals (2.5%)

Airgas, Inc.	51,900	1,531,050
Albemarle Corp.	34,100	1,299,210
Cabot Corp.	46,600	1,611,894
Chemtura Corp.	187,300	2,948,102
Cytec Industries, Inc.	35,100	1,592,838
Ferro Corp.	35,400	796,500
FMC Corp. (b)	29,360	1,775,693
Lubrizol Corp.	50,780	2,234,320
Lyondell Chemical Co.	169,081	4,724,123
Minerals Technologies, Inc.	16,940	1,054,346
Olin Corp.	52,360	960,806
RPM, Inc.	86,400	1,620,000
Valspar Corp.	40,100	1,967,306

		24,116,188

Communication Equipment (1.9%)

Adtran, Inc.	55,500	1,485,180
Cincinnati Bell, Inc. (b)	180,200	818,108
CommScope, Inc. (b)	25,020	422,588
Harman International Industries, Inc.	50,200	4,314,690
Harris Corp.	101,380	3,758,157
Plantronics, Inc.	36,900	1,260,504
Polycom, Inc. (b)	79,500	1,317,315
Powerwave Technologies, Inc. (b)	83,920	962,562
Telephone & Data Systems, Inc.	41,900	1,669,715
Telephone & Data Systems, Inc.- Special Shares	41,100	1,570,020
Utstarcom, Inc. (b)	85,100	750,582

		18,329,421

Computer Hardware (0.8%)

Keane, Inc. (b)	43,600	546,744
National Instruments Corp.	53,430	1,466,654
Storage Technology Corp. (b)	83,100	3,052,263
Western Digital Corp. (b)	162,000	2,428,380

		7,494,041

Computer Software & Services (4.7%)

3COM Corp. (b)	303,620	1,105,177
Activision, Inc. (b)	158,466	3,223,198
Advent Software, Inc. (b)	20,769	499,079
Anteon International Corp. (b)	25,500	1,197,225
Avocent Corp. (b)	39,300	1,369,998
Cadence Design Systems, Inc. (b)	208,180	3,349,616
CDW Corp.	57,240	3,548,880
Cognizant Technology Solutions Corp. (b)	103,740	5,091,560
DST Systems, Inc. (b)	60,240	3,057,782
F5 Networks, Inc. (a) (b)	28,100	1,185,258
Henry ( Jack) & Associates, Inc.	61,500	1,184,490
Macromedia, Inc. (b)	57,000	2,288,550
Macrovision Corp. (b)	37,020	808,147
McAfee, Inc. (b)	124,300	3,903,020
McData Corp. (b)	122,200	591,448
Mentor Graphics Corp. (b)	56,200	523,222
RSA Security, Inc. (b)	57,400	743,330
SanDisk Corp. (b)	142,000	4,802,440
Sybase, Inc. (b)	66,900	1,423,632
Synopsys, Inc. (b)	109,020	2,017,960
Titan Corp. (The) (b)	65,270	1,507,084
Transaction Systems Architects, Inc. (b)	27,400	732,950
Wind River Systems, Inc. (b)	58,500	999,765

		45,153,811

Construction (2.8%)

Dycom Industries, Inc. (b)	39,500	963,800
Granite Construction, Inc.	26,560	908,883
Hovnanian Enterprises, Inc. (b)	38,220	2,701,390
Jacobs Engineering Group, Inc. (b)	42,880	2,524,774
Lennar Corp.	113,060	7,605,546
Martin Marietta Materials, Inc.	36,000	2,616,840
Ryland Group, Inc. (The)	37,200	3,005,760
Thor Industries, Inc.	34,800	1,245,840
Toll Brothers, Inc. (b)	96,000	5,320,320

		26,893,153

Consumer & Commercial Services (1.9%)

Alliance Data Systems Corp. (b)	52,900	2,251,953
Career Education Corp. (b)	80,760	3,132,680
Corinthian Colleges, Inc. (b)	72,680	997,896
Deluxe Corp.	39,173	1,566,920
DeVry, Inc. (b)	48,300	960,687
Dun & Bradstreet Corp. (b)	52,160	3,303,293
MoneyGram International, Inc.	63,900	1,344,456
Quanta Services, Inc. (b)	75,000	789,000
Rent-A-Center, Inc. (b)	52,100	1,098,789
Rollins, Inc.	38,665	807,712
Sotheby’s Holdings, Inc. (b)	36,400	546,364
United Rentals, Inc. (b)	53,700	998,820

		17,798,570

Consumer Products (1.7%)

Blyth Industries, Inc.	27,440	765,027
Church & Dwight, Inc.	47,000	1,764,850
Energizer Holdings, Inc. (b)	54,100	3,456,990

Furniture Brands International, Inc.	43,800	839,208
Lancaster Colony Corp.	22,140	979,252
Mohawk Industries Co. (b)	46,540	4,087,143
Scotts Co. (The) (b)	22,260	1,745,184
Timberland Co., Class A (b)	47,300	1,578,874
Tupperware Corp.	46,633	994,682

		16,211,210

Containers & Packaging (0.4%)

Packaging Corp. of America	63,620	1,351,925
Sonoco Products Co.	73,700	2,048,860

		3,400,785

Electronics (4.2%)

Amphenol Corp., Class A	66,900	2,979,726
Arrow Electronics, Inc. (b)	88,400	2,653,768
Atmel Corp. (b)	332,100	777,114
Avnet, Inc. (b)	110,178	2,884,460
Cabot Microelectronics Corp. (b)	20,628	620,284
Credence Systems Corp. (b)	65,960	718,304
Cree, Inc. (b)	58,488	1,734,169
Cypress Semiconductor Corp. (b)	105,400	1,513,544
Hubbell, Inc.	45,900	2,083,860
Integrated Device Technology, Inc. (b)	85,700	990,692
International Rectifier Corp. (b)	48,800	2,296,040
Intersil Corp.	118,300	2,291,471
Kemet Corp. (b)	60,860	510,007
Lam Research Corp. (b)	109,160	3,105,602
Lattice Semiconductor Corp. (b)	78,460	404,069
LTX Corp. (b)	63,000	416,430
Micrel, Inc. (b)	59,700	721,773
Microchip Technology, Inc.	161,372	5,013,827
Newport Corp. (b)	30,200	413,740
Plexus Corp. (b)	31,000	447,330
RF Micro Devices, Inc. (b)	137,900	839,811
SPX Corp.	59,620	2,914,226
Thomas & Betts Corp. (b)	44,448	1,501,009
TriQuint Semiconductor, Inc. (b)	95,005	357,219
Vishay Intertechnology, Inc. (b)	137,830	1,932,377

		40,120,852

Financial Services (4.0%)

AmeriCredit Corp. (b)	112,400	3,003,328
Bank of Hawaii Corp.	40,900	2,100,215
BISYS Group, Inc. (The) (b)	89,500	1,407,835
Certegy, Inc.	46,300	1,602,906
Commerce Bancorp, Inc.	127,840	4,337,611
Eaton Vance Corp.	99,800	2,452,086
Edwards (A.G.), Inc.	61,400	2,720,020
Investors Financial Services Corp.	53,084	1,827,151
Jefferies Group, Inc.	38,400	1,587,072
Labranche & Co., Inc. (b)	50,300	381,777
Legg Mason, Inc.	85,070	8,689,901
PMI Group, Inc.	74,500	3,050,775
Raymond James Financial, Inc.	48,820	1,457,277
SEI Investments Co.	62,940	2,433,260
Waddell & Reed Financial, Inc.	61,100	1,187,173

		38,238,387

Food & Beverage (2.7%)

Dean Foods Co. (b)	116,498	4,158,979
Hormel Foods Corp.	78,720	2,330,899
J.M. Smucker Co.	44,771	2,129,756
Krispy Kreme Doughnuts, Inc. (b)	54,100	390,061
PepsiAmericas, Inc.	79,000	2,036,620

Sensient Technologies Corp.	38,980	741,010
Smithfield Foods, Inc. (b)	79,600	2,079,152
Tootsie Roll Industries, Inc.	32,638	1,021,243
Tyson Foods, Inc.	231,330	4,311,991
Whole Foods Market, Inc.	51,080	6,972,931

		26,172,642

Gaming (0.6%)

Boyd Gaming Corp.	51,000	2,674,440
GTECH Holdings Corp.	91,100	2,729,356

		5,403,796

Healthcare (7.4%)

Apria Healthcare Group, Inc. (b)	36,200	1,221,026
Barr Laboratories, Inc. (b)	72,445	3,435,342
Beckman Coulter, Inc.	48,740	2,648,532
Cephalon, Inc. (b)	46,300	1,939,970
Community Health Systems, Inc. (b)	53,000	2,046,330
Covance, Inc. (b)	49,280	2,441,824
Coventry Health Care, Inc. (b)	83,253	5,888,484
Cytyc Corp. (b)	88,940	2,219,942
Dentsply International, Inc.	59,980	3,343,885
Edwards Lifesciences Corp. (b)	47,000	2,155,890
Health Net, Inc. (b)	88,740	3,443,112
Henry Schein, Inc. (b)	66,080	2,852,674
LifePoint Hospitals, Inc. (b)	41,060	1,919,966
Lincare Holdings, Inc. (b)	76,480	3,085,203
Omnicare, Inc.	82,400	3,798,640
PacifiCare Health Systems, Inc. (b)	66,800	5,090,159
Par Pharmaceutical Cos., Inc. (b)	27,800	651,076
Patterson Cos., Inc. (b)	108,020	4,817,691
Perrigo Co.	71,800	998,020
Renal Care Group, Inc. (b)	51,250	2,406,188
Sepracor, Inc. (b)	80,600	4,219,410
Steris Corp.	50,980	1,385,127
Triad Hospitals, Inc. (b)	63,713	3,164,625
Universal Health Services, Inc.	46,200	2,404,248
Varian Medical Systems, Inc. (b)	101,700	3,992,742

		71,570,106

Insurance (4.7%)

Allmerica Financial Corp. (b)	39,500	1,540,500
American Financial Group, Inc.	44,200	1,495,728
AmerUs Group Co.	32,000	1,650,560
Arthur J. Gallagher & Co.	72,500	2,022,025
Brown & Brown, Inc.	46,660	2,021,311
Everest Re Group Ltd.	44,480	4,332,352
Fidelity National Financial, Inc.	132,575	5,223,454
First American Financial Corp.	68,420	3,007,059
HCC Insurance Holdings, Inc.	80,490	2,231,183
Horace Mann Educators Corp.	29,200	583,416
Leucadia National Corp.	71,630	2,832,967
Ohio Casualty Corp.	51,000	1,303,050
Old Republic International Corp.	138,130	3,627,294
Protective Life Corp.	51,900	2,260,764
Radian Group, Inc.	65,200	3,363,016
Stancorp Financial Group, Inc.	22,700	1,959,918
Unitrin, Inc.	43,200	2,300,400
W.R. Berkley Corp.	89,850	3,363,086

		45,118,083

Machinery (0.6%)

AGCO Corp. (b)	72,400	1,497,956
Graco, Inc.	54,970	2,101,503
Tecumseh Products Co.	12,500	375,000
Zebra Technologies Corp., Class A (b)	57,040	2,224,560

		6,199,019

Manufacturing (2.8%)

Ametek, Inc.	52,100	2,146,520
Brink’s Co. (The)	42,280	1,528,845
Carlisle Cos., Inc.	22,940	1,510,828
Crane Co.	40,466	1,260,516
Diebold, Inc.	56,700	2,816,856
Donaldson Co., Inc.	56,680	1,846,634
Federal Signal Corp.	39,800	696,500
Flowserve Corp. (b)	40,820	1,382,165
Harsco Corp.	30,900	1,861,725
Hillenbrand Industry, Inc.	43,900	2,256,899
Nordson Corp.	23,500	784,195
Pentair, Inc.	76,960	3,091,484
Teleflex, Inc.	28,520	1,891,732
Trinity Industries, Inc.	34,800	1,289,340
Varian, Inc. (b)	27,060	1,013,938
York International Corp.	34,200	1,461,366

		26,839,543

Medical Products (0.7%)

Gen-Probe, Inc. (b)	40,200	1,772,418
INAMED Corp. (b)	27,600	1,998,792
Intuitive Surgical, Inc. (b)	20,200	1,401,880
Techne Corp. (b)	31,000	1,521,170

		6,694,260

Medical Products & Services (0.6%)

Charles River Laboratories International, Inc. (b)	50,374	2,453,214
Invitrogen Corp. (b)	40,900	3,507,993

		5,961,207

Medical Services (0.1%)

Martek Biosciences Corp. (b)	25,600	1,115,904

Metals (0.2%)

Kennametal, Inc.	31,100	1,478,183

Mining (0.9%)

Arch Coal, Inc.	50,040	2,848,277
Peabody Energy Corp.	91,740	6,030,987

		8,879,264

Office Equipment & Supplies (0.5%)

Herman Miller, Inc.	54,000	1,724,220
HNI Corp.	38,470	2,237,031
Reynolds & Reynolds Co.	43,900	1,228,322

		5,189,573

Oil & Gas (6.4%)

Cooper Cameron Corp. (b)	43,840	3,111,763
Denbury Resources, Inc. (b)	45,300	2,120,040
ENSCO International, Inc.	119,660	4,831,871
FMC Technologies, Inc. (b)	50,962	1,847,373
Forest Oil Corp. (b)	44,100	1,973,916
Grant Prideco, Inc. (b)	93,820	3,011,622
Hanover Compressor Co. (b)	63,600	924,744
Helmerich & Payne, Inc.	41,000	2,341,920
Murphy Oil Corp.	136,980	7,265,418
Newfield Exploration Co. (b)	98,800	4,198,012
Noble Energy, Inc.	68,300	5,635,433
Patterson-UTI Energy, Inc.	132,040	4,334,873
Pioneer Natural Resources Co.	112,460	4,872,892
Plains Exploration & Production Co. (b)	58,101	2,239,794

Pogo Producing Co.	48,600	2,674,458
Pride International, Inc. (b)	110,700	2,880,414
Smith International, Inc.	83,420	5,667,555
Tidewater, Inc.	46,020	1,857,827

		61,789,925

Optical Supplies (0.2%)

Advanced Medical Optics, Inc. (b)	51,746	2,151,081

Paper & Forest Products (0.7%)

Bowater, Inc.	45,400	1,534,974
Glatfelter	28,300	360,825
Longview Fibre Co.	36,540	817,765
Potlatch Corp.	23,800	1,375,640
Rayonier, Inc.	38,387	2,189,595

		6,278,799

Pharmaceuticals (0.5%)

IVAX Corp. (b)	177,618	4,525,707

Photography & Imaging (0.1%)

Imation Corp.	24,580	1,065,543

Publishing & Printing (1.6%)

American Greetings Corp., Class A	55,800	1,419,552
Banta Corp.	20,900	997,766
Belo Corp., Class A	79,520	1,898,938
Lee Enterprises, Inc.	33,280	1,424,717
Media General, Inc.	17,300	1,185,050
Reader’s Digest Association, Inc. (The)	76,100	1,235,864
Scholastic Corp. (b)	27,000	998,190
Valassis Communications, Inc. (b)	37,900	1,498,945
Washington Post Co.	5,258	4,673,310

		15,332,332

Real Estate Investment Trusts (3.1%)

AMB Property Corp.	63,120	2,902,889
Developers Diversified Realty Corp.	82,300	4,005,541
Highwood Properties, Inc.	43,960	1,391,334
Hospitality Properties Trust	50,360	2,235,984
Liberty Property Trust	69,200	3,105,696
Macerich Co. (The)	49,700	3,489,934
Mack-Cali Realty Corp.	45,600	2,184,696
New Plan Excel Realty Trust	79,460	2,175,615
Regency Centers Corp.	49,800	3,072,660
United Dominion Realty Trust, Inc.	106,300	2,705,335
Weingarten Realty Investors	63,400	2,490,352

		29,760,036

Restaurants (1.3%)

Applebee’s International, Inc.	61,900	1,640,969
Bob Evans Farms, Inc.	29,800	755,728
Brinker International, Inc. (b)	69,850	2,856,865
CBRL Group, Inc.	38,300	1,500,211
Cheesecake Factory, Inc. (The) (b)	61,850	2,211,756
Outback Steakhouse, Inc.	50,800	2,366,264
Ruby Tuesday, Inc.	52,100	1,303,542

		12,635,335

Retail (7.0%)

99 Cents Only Stores (b)	44,933	551,328
Abercrombie & Fitch Co.	66,733	4,808,113
Aeropostale, Inc. (b)	44,300	1,322,355
American Eagle Outfitters Ltd.	105,574	3,478,663
Anntaylor Stores Corp. (b)	56,290	1,450,593

Barnes & Noble, Inc. (b)	50,340	2,064,947
BJ’s Wholesale Club, Inc. (b)	53,500	1,706,115
Borders Group, Inc.	55,495	1,376,831
Chico’s FAS, Inc. (b)	138,480	5,554,432
Claire’s Stores, Inc.	73,760	1,874,242
Copart, Inc. (b)	60,000	1,467,600
Dollar Tree Stores, Inc. (b)	86,250	2,155,388
Fastenal Co.	54,120	3,552,437
Foot Locker, Inc.	118,700	2,967,500
Michael’s Stores, Inc.	103,540	4,245,140
Nieman Marcus Group, Inc.	37,700	3,713,450
O’Reilly Automotive, Inc. (b)	79,646	2,569,380
Pacific Sunwear of California, Inc. (b)	60,100	1,465,839
Payless Shoesource, Inc. (b)	49,995	970,903
PETsMART, Inc.	110,160	3,277,260
Pier 1 Imports, Inc.	69,840	993,125
Regis Corp.	35,920	1,500,019
Ross Stores, Inc.	111,440	2,953,160
Ruddick Corp.	32,000	881,920
Saks, Inc. (b)	110,400	2,342,688
Tech Data Corp. (b)	47,260	1,832,743
Urban Outfitters, Inc. (b)	51,200	3,108,352
Williams Sonoma, Inc. (b)	89,140	3,936,422

		68,120,945

Schools (0.6%)

Education Management Corp. (b)	51,000	1,772,250
ITT Educational Services, Inc. (b)	34,640	1,775,300
Laureate Education, Inc. (b)	38,880	1,761,264

		5,308,814

Semiconductors (0.5%)

Fairchild Semiconductor International, Inc. (b)	89,320	1,505,935
Integrated Circuit Systems, Inc. (b)	57,000	1,247,160
Semtech Corp. (b)	54,130	993,827
Silicon Laboratories, Inc. (b)	36,440	1,066,599

		4,813,521

Shipping/Transportation (2.3%)

Alexander & Baldwin, Inc.	35,000	1,871,800
CNF Transportation, Inc.	41,240	2,127,572
Expeditors International of Washington, Inc.	80,920	4,454,645
GATX Corp.	40,100	1,515,780
Hunt (J.B.) Transport Services, Inc.	108,800	2,135,744
Overseas Shipholding Group, Inc.	26,700	1,656,735
Robinson (C.H.) Worldwide, Inc.	66,180	4,140,883
Swift Transportation Co., Inc. (b)	50,210	1,104,118
Werner Enterprises, Inc.	52,205	990,329
Yellow Roadway Corp. (b)	45,562	2,410,685

		22,408,291

Steel (0.2%)

Steel Dynamics, Inc.	33,500	1,077,360
Worthington Industries, Inc.	58,487	1,034,050

		2,111,410

Utilities (7.0%)

AGL Resources, Inc.	60,840	2,339,298
Alliant Energy Corp.	87,000	2,531,700
Aqua America, Inc.	71,345	2,288,034
Aquila, Inc. (b)	284,437	1,058,106
Black Hills Corp.	27,200	1,084,736
DPL, Inc.	100,970	2,786,772

Duquesne Light Holdings, Inc.	61,200	1,187,280
Energy East Corp.	111,520	3,108,062
Equitable Resources, Inc.	48,300	3,431,715
Great Plains Energy, Inc.	59,700	1,937,862
Hawaiian Electric Industries, Inc.	64,400	1,734,292
Idacorp, Inc.	35,200	1,107,040
MDU Resources Group, Inc.	88,750	2,724,625
National Fuel Gas Co.	57,900	1,760,160
Northeast Utilities	96,100	2,073,838
NSTAR	84,720	2,569,558
Oklahoma Gas & Electric Co.	66,900	2,032,422
Oneok, Inc.	79,380	2,774,331
Pepco Holdings, Inc.	142,594	3,403,719
PNM, Inc.	56,350	1,656,127
Puget Energy, Inc.	80,400	1,879,752
Questar Corp.	65,500	4,596,789
Scana Corp.	85,879	3,609,494
Sierra Pacific Resources (b)	86,880	1,127,702
Vectren Corp.	55,960	1,621,721
Westar Energy, Inc.	69,350	1,687,286
Western Gas Resources, Inc.	51,300	2,054,052
WGL Holdings, Inc.	39,900	1,374,555
Wisconsin Energy Corp.	92,700	3,721,905
WPS Resources Corp.	30,400	1,755,904

		67,018,837

Veterinary Diagnostics (0.1%)

VCA Antech, Inc. (b)	60,200	1,429,148

Waste Disposal (0.6%)

Republic Services, Inc.	101,760	3,688,800
Stericycle, Inc. (b)	35,660	2,072,559

		5,761,359

Total Common Stocks		865,890,421

Cash Equivalents (10.0%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $91,747,836)	$91,723,529	91,723,529

Futures

Futures Collateral	3,375,000	3,375,000

Total Cash Equivalents		95,098,529

Short-Term Securities Held as Collateral for Securities Lending (17.7%)
Pool of short-term securities for Gartmore	170,308,333	170,308,333

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $973,665,852) (a) - 117.8%		1,131,297,283
Liabilities in excess of other assets - (17.8)%		(171,372,753)

NET ASSETS - 100.0%		$959,924,530

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

At July 31, 2005, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
266	S&P400	09/16/05	$96,112,450	$3,807,542

*	Cash pledged as collateral.

Gartmore Small Cap Index Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (81.5%)
Advertising Services (0.1%)

Cross Media Marketing Corp. (b)	100	$0
Greenfield Online, Inc. (b)	6,200	84,320
Ventiv Health, Inc. (b)	8,700	191,400

		275,720

Aerospace & Defense (0.9%)

AAR Corp. (b)	9,768	175,531
ARGON ST., Inc. (b)	1,500	52,140
BE Aerospace, Inc. (b)	17,347	304,093
Curtiss-Wright Corp.	5,729	351,760
DRS Technologies, Inc.	7,422	385,943
Esterline Technologies Corp. (b)	6,201	265,031
Gencorp, Inc. (b)	14,674	295,975
HEICO Corp.	7,583	188,058
Herley Industries, Inc. (b)	5,660	110,596
Hexcel Corp. (b)	11,000	190,080
Innovative Solutions and Support, Inc. (b)	5,002	91,637
Kaman Corp., Class A	6,808	132,756
Moog, Inc., Class A (b)	10,533	332,527
Sequa Corp., Class A (b)	1,241	91,139
Taser International, Inc. (b)	18,716	181,920
Teledyne Technologies, Inc. (b)	9,063	343,941
United Industrial Corp.	3,400	125,732

		3,618,859

Agricultural Products (0.1%)

Alico, Inc.	1,000	55,980
Andersons, Inc. (The)	800	33,288
Delta and Pine Land Co.	10,328	276,274
Maui Land & Pineapple Co., Inc. (b)	637	24,161
UAP Holding Corp.	6,600	128,040

		517,743

Airlines (0.5%)

AirTran Holdings, Inc. (b)	22,094	252,755
Alaska Air Group, Inc. (b)	7,378	258,082
America West Holdings Corp., Class B (b)	13,310	113,135
Continental Airlines, Inc., Class B (b)	18,239	288,359
Delta Air Lines, Inc. (b)	34,349	101,673
ExpressJet Holdings, Inc. (b)	8,546	88,451
Frontier Airlines, Inc. (b)	9,757	119,816
Mesa Air Group, Inc. (b)	8,219	69,368
Northwest Airlines Corp., Class A (b)	26,958	125,355
Pinnacle Airlines Corp. (b)	5,345	55,107
Republic Airways Holdings, Inc. (b)	1,100	14,960
SkyWest, Inc.	16,463	341,608
World Air Holdings Inc. (b)	4,100	51,578

		1,880,247

Analytical Instruments (0.5%)

ArthroCare Corp. (b)	7,527	275,262
Datascope Corp.	3,193	107,604
Diagnostic Products Corp.	6,114	345,196
Haemonetics Corp. (b)	7,015	296,243
Illumina, Inc. (b)	9,600	107,520
Inverness Medical Innovations, Inc. (b)	3,716	100,889
Molecular Devices Corp. (b)	6,141	130,619
Thoratec Corp. (b)	13,167	217,519
Ventana Medical Systems, Inc. (b)	8,436	362,412
West Pharmaceutical Services, Inc.	7,602	209,131

		2,152,395

Apparel & Accessories (1.5%)

Aeropostale, Inc. (b)	14,886	444,347
Angelica Corp.	3,472	87,703
Brown Shoe Co., Inc.	5,002	197,329
Buckle, Inc. (The)	1,144	49,444
Burlington Coat Factory Warehouse Corp.	4,725	193,867
Charming Shoppes, Inc. (b)	32,710	383,688
Cherokee, Inc.	3,100	110,639
Deb Shops, Inc.	100	2,400
Deckers Outdoor Corp. (b)	3,848	107,744
DHB Industries, Inc. (b)	6,690	50,911
Finish Line, Inc., Class A	10,774	194,902
G & K Services, Inc., Class A	5,322	211,816
Goody’s Family Clothing, Inc.	5,900	45,666
Guess?, Inc. (b)	2,800	65,520
Hartmarx Corp. (b)	4,005	40,931
HOT Topic, Inc. (b)	12,938	220,464
Jos. A. Bank Clothiers, Inc. (b)	4,340	198,338
K-Swiss, Inc., Class A	6,781	228,994
Kellwood Co.	7,607	184,926
Kenneth Cole Productions, Inc., Class A	2,470	73,532
Oxford Industries, Inc.	4,628	217,562
Pacific Sunwear of California, Inc. (b)	19,400	473,165
Payless ShoeSource, Inc. (b)	16,964	329,441
Perry Ellis International, Inc. (b)	4,268	102,603
Phillips-Van Heusen Corp.	7,190	243,741
Russell Corp.	8,986	170,015
Shoe Carnival, Inc. (b)	1,900	47,063
Skechers U.S.A., Inc. (b)	6,085	100,037
Stage Stores, Inc. (b)	5,774	255,038
Steven Madden Ltd. (b)	3,592	80,281
Stride Rite Corp. (The)	10,512	147,168
UniFirst Corp.	2,498	111,186
Warnaco Group, Inc. (The) (b)	14,283	347,791
Wilsons The Leather Experts, Inc. (b)	2,200	15,246
Wolverine World Wide, Inc.	16,946	372,812

		6,106,310

Appliances & Household Durables (0.1%)

Color Kinetics, Inc. (b)	1,600	17,296
Maytag Corp.	20,000	337,400
Middleby Corp. (b)	1,435	100,249
National Presto Industries, Inc.	1,281	57,120

		512,065

Auto Parts & Equipment (0.9%)

A.S.V., Inc. (b)	3,271	156,844
Accuride Corp. (b)	700	8,610
Aftermarket Technology Corp. (b)	7,536	130,750
American Axle & Manufacturing Holdings, Inc.	11,000	303,050

ArvinMeritor, Inc.	19,404	370,034
Commercial Vehicle Group, Inc. (b)	2,000	47,140
Dollar Thrifty Automotive Group, Inc. (b)	6,900	215,970
Electro Rent Corp. (b)	2,700	38,367
Hayes Lemmerz International, Inc. (b)	13,600	106,624
Hayes Lemmerz International, Inc. (c) (d) (b)	110	0
Lithia Motors, Inc., Class A	4,173	129,989
LKQ Corp. (b)	5,000	154,000
McGrath Rentcorp	5,586	145,180
Midas, Inc. (b)	5,100	117,963
Modine Manufacturing Co.	8,300	299,381
Monro Muffler, Inc.	2,250	65,025
Noble International Ltd.	2,070	55,352
Pep Boys - Manny, Moe & Jack (The)	15,543	211,229
Proliance International, Inc. (b)	0	1
Quantum Fuel Systems Technologies Worldwide, Inc. (b)	16,400	73,800
R&B, Inc. (b)	600	7,596
Standard Motor Products, Inc.	1,800	25,200
Strattec Security Corp. (b)	400	25,600
Superior Industries International, Inc.	6,885	160,696
Tenneco Automotive, Inc. (b)	11,910	224,623
Titan International, Inc.	1,500	19,650
United Auto Group, Inc.	6,057	214,115
Visteon Corp.	35,165	312,969
Wabash National Corp.	8,540	183,695

		3,803,453

Bank Holdings Companies (7.7%)

1st Source Corp.	2,500	63,000
ABC Bancorp	3,228	64,560
Alabama National Bancorp	3,711	257,358
AMCORE Financial, Inc.	7,095	224,486
AmericanWest Bancorp (b)	4,880	111,752
Ames National Corp.	1,200	45,180
Arrow Financial Corp.	1,992	57,967
Associated Banc-Corp	100	3,406
BancFirst Corp.	1,600	136,464
Bancorp, Inc. (The) (b)	2,505	44,526
BancorpSouth, Inc.	20,184	469,883
BancTrust Financial Group, Inc.	1,400	29,512
Bank Mutual Corp.	15,660	173,278
Bank of Granite Corp.	2,287	47,913
Bank of the Ozarks, Inc.	3,116	104,293
BankAtlantic Bancorp, Inc., Class A	11,912	213,701
BankUnited Financial Corp.	8,599	227,014
Banner Corp.	2,587	75,696
Berkshire Hills Bancorp, Inc.	2,600	88,140
BFC Financial Corp. (b)	9,475	83,570
Boston Private Financial Holdings, Inc.	9,255	265,156
Brookline Bancorp, Inc.	16,805	269,048
Calamos Asset Management, Inc., Class A	6,500	187,460
Camden National Corp.	1,100	42,141
Capital City Bank Group, Inc.	1,993	74,021
Capital Corp of the West	2,360	75,945
Capital Crossing Bank (b)	2,900	106,169
Capitol Bancorp Ltd.	2,240	79,430

Cascade Bancorp	6,575	151,094
Cathay Bancorp, Inc.	12,393	440,446
Center Financial Corp.	4,580	117,019
Central Coast Bancorp (b)	1,452	28,343
Charter Financial, Inc.	200	7,000
Chemical Financial Corp.	6,541	218,469
Chittenden Corp.	12,691	371,719
Citizens & Northern Corp.	1,000	34,535
Citizens Banking Corp.	12,875	407,623
City Bank	1,307	43,954
City Holding Co.	5,662	217,138
Clifton Savings Bancorp, Inc.	1,000	10,560
Coastal Financial Corp.	3,416	50,180
CoBiz, Inc.	2,974	54,424
Colony Bancorp, Inc.	300	8,622
Columbia Bancorp	1,500	62,535
Columbia Banking System, Inc.	5,609	155,257
Commercial Bankshares, Inc.	300	11,793
Commercial Federal Corp.	11,624	394,054
Community Bancorp (b)	2,600	85,826
Community Bank System, Inc.	7,264	174,699
Community Banks, Inc.	8,688	240,918
Community Trust Bancorp, Inc.	2,966	99,391
Corus Bankshares, Inc.	5,800	363,892
CVB Financial Corp.	11,650	250,359
Dime Community Bancshares	9,884	160,318
Enterprise Financial Services Corp.	400	9,724
Eurobancshares, Inc. (b)	5,014	83,884
F.N.B. Corp.	13,599	268,580
Farmers Capital Bank Corp.	720	25,546
Fidelity Bankshares, Inc.	6,171	193,399
Financial Institutions, Inc.	900	17,343
First Bancorp	1,564	32,797
First Bancorp	20,730	508,299
First Busey Corp.	2,050	40,611
First Charter Corp.	8,268	204,633
First Citizens BancShares, Inc., Class A	1,634	274,512
First Commonwealth Financial Corp.	17,866	249,231
First Community Bancorp	4,382	224,534
First Community Bankshares, Inc.	1,820	60,806
First Defiance Financial Corp.	600	17,796
First Financial Bancorp	9,666	174,375
First Financial Bankshares, Inc.	4,229	151,737
First Financial Corp.	3,894	120,714
First Indiana Corp.	4,376	141,476
First Merchants Corp.	3,625	98,963
First Midwest Bancorp, Inc.	12,427	463,775
First Niagara Financial Group, Inc.	31,560	464,878
First Oak Brook Bank	700	20,174
First Place Financial Corp.	2,035	45,116
First Regional Bancorp (b)	100	8,142
First Republic Bancorp, Inc.	5,793	219,439
First South Bancorp, Inc.	200	7,048
First State Bancorp	5,446	120,901
FirstFed Financial Corp. (b)	4,471	279,348
Flagstar Bancorp, Inc.	9,435	173,887
Flushing Financial Corp.	3,750	71,025
FNB Corp.	800	22,824
Franklin Bank Corp. (b)	3,400	62,458
Frontier Financial Corp.	5,421	160,245
GB&T Bancshares, Inc.	3,325	77,473

Glacier Bancorp, Inc.	8,502	242,817
Great Southern Bancorp, Inc.	1,876	61,083
Greater Bay Bancorp	15,497	406,486
Greene County Bancshares, Inc.	3,200	90,432
Hancock Holding Co.	6,882	258,557
Hanmi Financial Corp.	9,128	173,432
Harbor Florida Bancshares, Inc.	5,719	219,495
Harleysville National Corp.	7,161	160,764
Heartland Financial USA, Inc.	1,450	29,725
Heritage Commerce Corp.	5,300	104,675
HomeBanc Corp.	11,147	100,992
Horizon Financial Corp.	2,500	53,000
Hudson United Bancorp	11,100	465,089
Iberiabank Corp.	2,100	140,616
Independent Bank Corp.	4,210	127,816
Independent Bank Corp.	7,149	220,761
Integra Bank Corp.	4,398	102,210
Interchange Financial Services Corp.	2,700	50,517
ITLA Capital Corp. (b)	2,335	135,407
Kearny Financial Corp.	6,000	71,400
KNBT Bancorp, Inc.	11,700	189,072
Lakeland Bancorp, Inc.	2,764	43,140
Lakeland Financial Corp.	2,600	111,670
Macatawa Bank Corp.	1,603	63,431
MAF Bancorp, Inc.	8,765	386,624
Main Street Banks, Inc.	4,290	119,820
MB Financial, Inc.	5,952	247,603
MBT Financial Corp.	2,138	44,770
Mercantile Bank Corp.	2,973	134,954
Mid-State Bancshares, Inc.	6,400	197,632
Midwest Banc Holding, Inc.	5,120	105,421
Nara Bancorp, Inc.	6,574	102,160
NASB Financial, Inc.	400	17,040
National Penn Bancshares, Inc.	7,900	215,038
NBC Capital Corp.	804	19,899
NBT Bancorp, Inc.	8,254	205,277
NewAlliance Bancshares, Inc.	28,300	408,935
Northern Empire Bancshares (b)	900	26,037
Northwest Bancorp, Inc.	3,900	83,441
OceanFirst Financial Corp.	1,434	34,301
Ocwen Financial Corp. (b)	9,360	71,604
Old National Bancorp	18,895	410,966
Old Second Bancorp, Inc.	3,824	121,068
Omega Financial Corp.	2,633	84,256
Oriental Financial Group, Inc.	7,904	126,069
Pacific Capital Bancorp	13,681	468,163
Park National Corp.	3,311	376,858
Partners Trust Financial Group, Inc.	9,952	118,332
Peapack-Gladstone Financial Corp.	1,037	28,995
PennFed Financial Services, Inc.	2,440	46,287
Peoples Bancorp, Inc.	3,435	99,443
PFF Bancorp, Inc.	5,306	164,152
Pinnacle Financial Partners, Inc. (b)	3,600	92,016
Placer Sierra Bancshares	1,800	53,622
Preferred Bank	2,100	88,158
PremierWest Bancorp (b)	1,100	16,896
PrivateBancorp, Inc.	5,402	199,604
Prosperity Bancshares, Inc.	5,840	179,872
Provident Bankshares Corp.	10,223	347,582
Provident Financial Holdings, Inc.	1,390	41,631
Provident Financial Services, Inc.	18,526	327,169
Provident New York Bancorp	9,575	112,985

R&G Financial Corp., Class B	9,098	143,748
Renasant Corp.	1,617	53,167
Republic Bancorp, Inc.	19,085	282,458
Republic Bancorp, Inc., Class A	2,026	44,025
Rockville Financial, Inc. (b)	5,600	85,904
Royal Bancshares of Pennsylvania, Inc., Class A	812	19,569
S&T Bancorp, Inc.	6,701	266,499
S.Y. Bancorp, Inc.	1,500	36,000
Sandy Spring Bancorp, Inc.	3,956	136,601
Santander BanCorp	342	9,559
Seacoast Banking Corporation of Florida	3,025	72,963
Security Bank Corp.	2,600	61,698
Signature Bank (b)	4,868	146,186
Simmons First National Corp., Class A	2,813	76,598
Sound Federal Bancorp, Inc.	600	9,774
Southside Bancshares, Inc.	2,269	47,388
Southwest Bancorp, Inc.	5,700	130,815
State Bancorp, Inc.	926	17,418
State Financial Services Corp.	1,400	56,210
Sterling Bancorp	3,430	77,175
Sterling Bancshares, Inc.	15,095	237,142
Sterling Financial Corp.	7,265	161,828
Sterling Financial Corp. (b)	6,547	255,529
Suffolk Bancorp	2,983	99,573
Summit Bancshares, Inc.	600	10,974
Sun Bancorp, Inc. (b)	3,026	64,756
Susquehanna Bancshares, Inc.	12,721	341,177
SVB Financial Group (b)	10,490	538,556
Taylor Capital Group, Inc.	1,100	40,293
Texas Capital Bancshares, Inc. (b)	6,120	144,554
Texas Regional Bancshares, Inc.	12,591	373,449
The Banc Corp. (b)	200	2,122
Tierone Corp.	5,261	152,622
Tompkins Trustco, Inc.	2,148	100,741
TriCo Bancshares	3,224	78,279
TrustCo Bank Corp. NY	20,548	273,905
Trustmark Corp.	12,900	368,682
U.S.B Holding Co., Inc.	2,522	62,394
UCBH Holdings, Inc.	27,200	496,943
UMB Financial Corp.	4,565	293,301
Umpqua Holdings Corp.	13,828	344,732
Union Bankshares Corp.	2,430	99,023
United Bankshares, Inc.	11,400	431,034
United Community Banks, Inc.	6,986	198,752
United Community Financial Corp.	7,111	78,861
United Security Bancshares, Inc.	300	9,870
Univest Corporation of Pennsylvania	1,650	51,348
Unizan Financial Corp.	5,815	159,418
Vineyard National Bancorp Co.	3,300	110,187
Virginia Commerce Bancorp, Inc. (b)	2,606	68,173
Virginia Financial Group, Inc.	3,200	117,088
W Holding Co., Inc.	26,000	277,940
Washington Trust Bancorp	3,640	104,359
WesBanco, Inc.	6,600	203,874
West America Bancorp, Inc.	9,697	530,910
West Bancorp, Inc.	4,550	88,043
West Coast Bancorp	4,000	104,800
Western Sierra Bancorp (b)	1,745	60,970
Westfield Financial, Inc.	100	2,560
Wilshire Bancorp, Inc.	4,196	66,003
Wintrust Financial Corp.	7,192	385,707
Yardville National Bancorp	3,068	111,092

		31,899,516

Beverages & Alcoholic (0.0%)

Boston Beer Co., Inc., Class A (b)	4,280	92,790

Biotechnology (0.9%)

Abgenix, Inc. (b)	26,943	279,399
Arena Pharmaceuticals, Inc. (b)	12,900	111,843
Cambrex Corp.	7,224	142,096
Cotherix, Inc. (b)	1,100	15,763
CuraGen Corp. (b)	10,600	67,204
Curis, Inc. (b)	7,600	35,758
Cypress Bioscience, Inc. (b)	8,300	113,710
Digene Corp. (b)	3,801	110,571
Diversa Corp. (b)	6,133	32,382
Enzo Biochem, Inc. (b)	5,829	97,811
Exelixis, Inc. (b)	17,600	155,936
Genitope Corp. (b)	4,400	34,980
GTx, Inc. (b)	200	2,330
Human Genome Sciences, Inc. (b)	38,140	558,751
Idenix Pharmaceuticals, Inc. (b)	1,935	49,265
Integra LifeSciences Holdings (b)	6,780	206,112
Lexicon Genetics, Inc. (b)	15,606	87,238
Luminex Corp. (b)	4,500	47,880
Maxygen, Inc. (b)	4,809	43,041
Medarex, Inc. (b)	30,247	294,908
Myogen, Inc. (b)	4,281	46,834
Myriad Genetics, Inc. (b)	8,369	147,294
Nabi Biopharmaceuticals (b)	18,051	270,584
Nuvasive, Inc. (b)	6,000	112,260
Palomar Medical Technologies, Inc. (b)	3,560	104,700
SonoSite, Inc. (b)	4,200	140,700
StemCells, Inc. (b)	12,000	73,200
Virologic, Inc. (b)	25,200	60,480
Zymogenetics, Inc. (b)	5,554	98,472

		3,541,502

Broadcast Media & Cable Television (0.8%)

4Kids Entertainment, Inc. (b)	3,301	66,350
Charter Communications, Inc., Class A (b)	94,480	127,548
Crown Media Holdings, Inc. (b)	4,158	37,921
Cumulus Media, Inc. (b)	15,334	193,515
Emmis Communications Corp. (b)	15,447	317,127
Entravision Communications Corp. (b)	16,873	144,264
Fisher Companies, Inc. (b)	1,100	49,808
Insight Communications Co., Inc. (b)	14,209	164,398
Journal Communications, Inc.	10,100	161,600
Liberty Corp.	4,325	167,161
Lin TV Corp., Class A (b)	10,000	142,200
Macrovision Corp. (b)	13,652	298,023
Martha Stewart Living Omnimedia, Inc. (b)	6,888	183,910
Media General, Inc.	5,200	356,200
Mediacom Communications Corp. (b)	17,641	123,311
Readers Digest Association, Inc. (The)	29,005	471,041
Salem Communications Corp., Class A (b)	2,300	46,207
Sinclair Broadcast Group, Inc., Class A	15,635	140,715
TiVo, Inc. (b)	18,839	117,744
ValueVision International, Inc., Class A (b)	7,458	88,303

		3,397,346

Business Services (2.5%)

Aaron Rents, Inc.	9,446	231,805
ABM Industries, Inc.	10,778	211,249
Acxiom Corp.	25,700	518,112
Administaff, Inc.	5,874	150,374
Advisory Board Co. (The) (b)	6,000	313,080
ADVO, Inc.	8,592	302,009
AMN Healthcare Services, Inc. (b)	5,166	87,357
BearingPoint, Inc. (b)	47,000	385,870
Catalina Marketing Corp.	13,283	317,862
CDI Corp.	4,521	111,081
Century Business Services, Inc. (b)	15,743	71,631
Chemed Corp.	6,900	296,700
Ciber, Inc. (b)	14,554	113,812
Circor International, Inc.	2,785	77,562
Comsys IT Partners, Inc. (b)	2,000	38,020
Consolidated Graphics, Inc. (b)	2,534	107,948
CoStar Group, Inc. (b)	5,200	247,000
CRA International, Inc. (b)	3,431	182,529
DiamondCluster International, Inc. (b)	6,500	61,750
E-LOAN, Inc. (b)	15,600	48,516
FTD Group, Inc. (b)	3,600	41,220
Gartner Group, Inc. (b)	17,726	183,819
Gevity HR, Inc.	7,553	166,544
GSI Commerce, Inc. (b)	6,903	129,155
Heidrick & Struggles International, Inc. (b)	6,355	190,523
Hudson Highland Group, Inc. (b)	7,450	154,811
Huron Consulting Group, Inc. (b)	600	16,680
Hypercom Corp. (b)	14,330	101,743
Infocrossing, Inc. (b)	7,300	70,883
iPayment Holdings, Inc. (b)	4,100	158,711
Jack Henry & Associates, Inc.	17,700	340,902
Kelly Services, Inc., Class A	5,040	153,317
Korn/Ferry International (b)	9,334	185,747
LECG Corp. (b)	3,800	82,137
Marchex, Inc., Class B (b)	4,000	65,720
Marlin Business Services, Inc. (b)	1,500	33,375
MAXIMUS, Inc.	4,202	160,432
Metris Cos., Inc. (b)	13,900	206,415
MicroStrategy, Inc. (b)	4,441	342,623
Modis Professional Services, Inc. (b)	28,301	335,650
Navigant Consulting Co. (b)	15,109	302,180
NCO Group, Inc. (b)	7,138	145,472
NetRatings, Inc. (b)	2,646	40,140
Online Resources Corp. (b)	8,200	83,476
Paxar Corp. (b)	9,416	183,235
Phase Forward (b)	9,700	77,697
Polycom, Inc. (b)	24,900	412,593
Portfolio Recovery Associates, Inc. (b)	5,132	216,570
Prepaid Depot, Inc.	2,950	139,388
Resources Connection, Inc. (b)	14,280	428,400
RSA Security, Inc. (b)	19,438	251,722
SOURCECORP, Inc. (b)	5,624	123,672
Spherion Corp. (b)	17,767	140,359
StarTek, Inc.	4,562	75,364

TeleTech Holdings, Inc. (b)	10,111	82,405
Terremark Worlwide, Inc. (b)	6,390	47,350
Viad Corp.	4,725	145,294
Watson Wyatt & Co. Holdings	8,505	234,908

		10,124,899

Capital Goods (1.0%)

C&D Technologies, Inc.	6,911	69,594
Kennametal, Inc.	11,065	525,920
Lawson Products, Inc.	1,300	53,196
Libbey, Inc.	4,104	72,025
Lifetime Brands, Inc.	2,138	48,126
Lindsay Manufacturing Co.	4,368	107,322
Manitowoc Co., Inc.	8,174	373,143
Nu Skin Enterprises, Inc.	16,198	382,597
Parlux Fragrances, Inc. (b)	2,400	76,224
Regal-Beloit Corp.	7,336	231,084
Robbins & Myers, Inc.	2,723	59,171
Technitrol, Inc.	10,226	132,324
Tecumseh Products Co.	4,801	144,030
Texas Industries, Inc.	6,223	458,199
Trinity Industries, Inc.	11,240	416,442
Vicor Corp.	4,688	61,600
Yankee Candle Co., Inc.	12,178	368,993
York International Corp.	11,442	488,918

		4,068,908

Chemicals (1.1%)

A. Schulman, Inc.	10,448	197,258
American Vanguard Corp.	2,800	68,600
Arch Chemicals, Inc.	5,230	134,673
Balchem Corp.	900	28,719
Cabot Microelectronics Corp. (b)	6,372	191,606
Ferro Corp.	13,342	300,195
Georgia Gulf Corp.	9,281	294,486
H.B. Fuller Co.	9,065	313,014
Hercules, Inc. (b)	31,498	440,973
MacDermid, Inc.	7,055	233,521
Minerals Technologies, Inc.	6,235	388,066
NewMarket Corp. (b)	2,700	45,387
NL Industries, Inc.	2,128	37,240
Octel Corp.	3,372	57,931
Olin Corp.	19,363	355,311
OM Group, Inc. (b)	7,800	182,754
Pioneer Cos., Inc. (b)	2,700	65,529
PolyOne Corp. (b)	25,088	179,128
Schawk, Inc., Class A	1,900	43,643
Spartech Corp.	10,828	202,808
Symyx Technologies, Inc. (b)	8,859	266,213
Terra Industries, Inc. (b)	21,100	177,240
W.R. Grace & Co. (b)	18,300	152,988
Wellman, Inc.	10,858	90,556
Westlake Chemical Corp.	2,350	74,307
Zoltek Cos., Inc. (b)	4,800	51,744

		4,573,890

Circuit Boards (0.2%)

Micrel, Inc. (b)	18,758	226,784
Park Electrochemical Corp.	5,463	143,895
RF Micro Devices, Inc. (b)	51,596	314,220

		684,899

Coal (0.2%)

Alpha Natural Resources, Inc. (b)	8,000	224,000
Foundation Coal Holdings, Inc.	6,500	216,125
James River Coal Co. (b)	4,400	207,196
KFX, Inc. (b)	14,370	248,170

		895,491

Communications Equipment (0.4%)

Anixter International, Inc. (b)	8,705	361,780
Audiovox Corp. (b)	4,888	88,057
Gray Television, Inc.	9,833	126,354
Harmonic, Inc. (b)	19,984	106,515
Inter-Tel, Inc.	6,951	173,080
LodgeNet Entertainment Corp. (b)	4,389	71,760
Sonus Networks, Inc. (b)	63,500	307,340
Standard Microsystems Corp. (b)	7,361	187,411
Superior Essex, Inc. (b)	3,600	68,976
Terayon Communications Systems, Inc. (b)	21,024	66,015

		1,557,288

Computer Equipment (0.6%)

Analogic Corp.	4,649	238,819
Avocent Corp. (b)	12,500	435,751
Gateway, Inc. (b)	64,061	254,963
Hutchinson Technology, Inc. (b)	6,891	229,401
Komag, Inc. (b)	8,811	312,614
Maxtor Corp. (b)	65,400	385,860
McData Corp. (b)	37,480	181,403
Palm, Inc. (b)	12,265	350,043
Par Technology Corp. (b)	1,800	61,200
Rimage Corp. (b)	4,100	103,033

		2,553,087

Computer Integrated Systems Design (0.8%)

Adaptec, Inc. (b)	31,030	119,466
Brady Corp., Class A	9,944	340,085
Digital River, Inc. (b)	8,798	351,700
Eclipsys Corp. (b)	9,837	166,934
eSPEED, Inc., Class A (b)	8,311	70,644
FileNET Corp. (b)	11,217	317,105
Foundry Networks, Inc. (b)	30,500	361,119
Integral Systems, Inc.	1,400	33,040
Keynote Systems, Inc. (b)	2,683	35,442
MTS Systems Corp.	5,656	224,260
Netscout Systems, Inc. (b)	3,500	21,420
Niku Corp. (b)	1,500	31,455
RadiSys Corp. (b)	5,420	93,983
SafeNet, Inc. (b)	6,750	230,783
Sapient Corp. (b)	21,962	170,864
Tekelec (b)	15,435	256,375
WebEx Communications, Inc. (b)	9,029	257,959

		3,082,634

Computer Software & Services (3.1%)

3Com Corp. (b)	97,700	355,627
3D Systems Corp. (b)	2,300	49,910
Advanced Digital Information Corp. (b)	17,840	142,363
Advent Software, Inc. (b)	6,693	160,833
Agile Software Corp. (b)	16,896	109,655
Agilysys, Inc.	8,685	167,968
Altiris, Inc. (b)	6,699	101,222
Ansys, Inc. (b)	8,836	321,277
Anteon International Corp. (b)	6,678	313,532
Aspen Technologies, Inc. (b)	12,239	65,234
Blackboard, Inc.	434	6,206

Borland Software Corp. (b)	21,846	146,587
Bottomline Technologies, Inc. (b)	1,900	29,906
Catapult Communications Corp. (b)	4,028	65,656
CCC Information Services Group, Inc. (b)	2,090	51,644
Click Commerce, Inc. (b)	3,200	90,624
Computer Programs & Systems, Inc.	2,900	110,200
Covansys Corp. (b)	6,602	97,644
Cybersource Corp. (b)	7,300	51,100
Dendrite International, Inc. (b)	10,305	178,277
Digital Insight Corp. (b)	10,731	262,910
Digitas, Inc. (b)	21,736	245,182
E.piphany, Inc. (b)	21,154	80,174
Echelon Corp. (b)	8,087	68,012
Electronics For Imaging, Inc. (b)	16,323	343,926
Emageon, Inc. (b)	2,500	34,750
Epicor Software Corp. (b)	14,489	214,872
EPIQ Systems, Inc. (b)	5,617	98,915
Eresearch Technology, Inc. (b)	12,789	192,474
Extreme Networks, Inc. (b)	33,262	158,992
FactSet Research Systems, Inc.	8,250	302,610
FalconStor Software, Inc. (b)	8,399	47,538
iGATE Corp. (b)	2,500	9,750
Informatica Corp. (b)	23,253	245,784
Intervideo, Inc. (b)	4,200	61,362
Iris International, Inc. (b)	5,700	91,257
JDA Software Group, Inc. (b)	8,729	124,039
Keane, Inc. (b)	13,732	172,199
Lawson Software, Inc. (b)	16,640	91,686
Lexar Media, Inc. (b)	22,516	111,004
Magma Design Automation, Inc. (b)	7,598	72,941
ManTech International Corp., Class A (b)	4,296	135,367
MapInfo Corp. (b)	5,300	59,360
Mentor Graphics Corp. (b)	19,000	176,890
Mercury Computer Systems, Inc. (b)	6,153	170,438
Micromuse, Inc. (b)	22,000	124,300
Motive, Inc. (b)	8,500	61,030
MRO Software, Inc. (b)	4,900	80,507
NETGEAR, Inc. (b)	9,880	204,615
NetiQ Corp. (b)	17,357	198,738
Open Solutions, Inc. (b)	6,700	160,532
Packeteer, Inc. (b)	9,229	111,763
Parametric Technology Corp. (b)	74,328	512,862
PDF Solutions, Inc. (b)	3,200	50,624
Phoenix Technology Ltd. (b)	3,800	25,840
Pinnacle Systems, Inc. (b)	18,395	83,697
PlxTech, Inc. (b)	5,700	51,813
QAD, Inc.	2,300	17,894
Quantum Corp. (b)	42,002	116,766
Quest Software, Inc. (b)	15,247	217,270
Radiant Systems, Inc. (b)	8,300	106,157
RealNetworks, Inc. (b)	27,138	134,876
Renaissance Learning, Inc.	1,265	29,614
ScanSoft, Inc. (b)	22,742	93,470
SeaChange International, Inc. (b)	10,175	77,127
SeeBeyond Technology Corp. (b)	11,800	49,560
Serena Software, Inc. (b)	8,363	171,609
SI International, Inc. (b)	1,828	57,600
SonicWall, Inc. (b)	14,626	78,103
SPSS, Inc. (b)	6,373	125,166
SS&C Technologies, Inc.	5,310	193,390

SSA Global Technologies, Inc. (b)	100	1,315
Stratasys, Inc. (b)	2,900	88,218
Sykes Enterprises, Inc. (b)	7,007	71,822
Synaptics, Inc. (b)	7,257	115,023
SYNNEX Corp. (b)	700	13,006
Syntel, Inc.	540	10,368
Sypris Solutions, Inc.	1,300	18,070
TALX Corp.	5,650	208,485
THQ, Inc. (b)	10,661	372,921
Tibco Software, Inc. (b)	62,200	478,317
Tradestation Group, Inc. (b)	4,500	43,155
Transaction Systems Architects, Inc. (b)	10,906	291,736
Trident Microsystems, Inc. (b)	8,209	267,942
Tyler Technologies, Inc. (b)	9,000	71,460
Ulticom, Inc. (b)	3,540	43,365
Ultimate Software Group, Inc. (The) (b)	4,700	86,010
Vasco Data Security International, Inc. (b)	4,500	52,650
VeriFone Holdings, Inc. (b)	5,300	110,505
Verint Systems, Inc. (b)	2,500	97,450
Verity, Inc. (b)	10,598	106,722
Vignette Corp. (b)	7,931	125,072
Viisage Technology, Inc. (b)	8,000	43,280
webMethods, Inc. (b)	14,580	88,501
Wind River Systems, Inc. (b)	19,311	330,025
Witness Systems, Inc. (b)	6,200	120,962
Zoran Corp. (b)	12,149	174,946

		12,754,146

Construction & Building Materials (1.1%)

AMCOL International Corp.	5,650	112,153
Brookfield Homes Corp.	4,000	199,200
Ceradyne, Inc. (b)	7,180	228,827
Comfort Systems USA, Inc. (b)	6,700	51,925
Comstock Homebuilding Cos., Inc., Class A (b)	2,100	59,168
Dot Hill Systems Corp. (b)	16,400	97,744
Drew Industries, Inc. (b)	2,069	92,174
ElkCorp	6,344	211,255
Genlyte Group, Inc. (The) (b)	6,568	337,464
Granite Construction, Inc.	8,905	304,729
Infrasource Services, Inc. (b)	700	9,380
JLG Industries, Inc.	13,995	438,602
Kronos Worldwide, Inc.	1,152	36,760
Layne Christensen Co. (b)	2,620	61,203
LSI Industries, Inc.	8,175	121,726
NCI Building Systems, Inc. (b)	6,824	263,543
Orleans Homebuilders, Inc.	600	16,182
Shaw Group, Inc. (The) (b)	19,771	378,022
Simpson Manufacturing Co., Inc.	9,168	351,318
Technical Olympic USA, Inc.	2,425	68,434
Trex Co., Inc. (b)	3,100	91,140
Universal Display Corp. (b)	4,300	51,557
Walter Industries, Inc.	10,517	468,111
Washington Group International, Inc. (b)	7,840	422,889

		4,473,506

Consumer Durables (0.6%)

1-800 CONTACTS, Inc. (b)	800	15,960
Blyth, Inc.	7,800	217,464
Central Garden & Pet Co. (b)	5,500	275,935
Charles & Colvard Ltd.	4,410	120,525
Chattem, Inc. (b)	5,486	249,942
CNS, Inc.	5,200	132,080
Coca-Cola Bottling Co.	800	42,088
Elizabeth Arden, Inc. (b)	6,507	156,754
Greif Bros Corp., Class A	4,200	264,600
Innovo Group, Inc. (b)	11,400	26,220
Nature’s Sunshine Products, Inc.	4,130	82,394
Playtex Products, Inc. (b)	11,000	117,260
Prestige Brands Holdings, Inc. (b)	7,600	85,500
Revlon Co., Inc. (b)	32,304	120,817
Russ Berrie & Co., Inc.	3,857	61,712
Silgan Holdings, Inc.	2,968	170,452
Tupperware Corp.	14,453	308,283
Ultralife Batteries, Inc. (b)	5,596	90,487
Water Pik Technologies, Inc. (b)	1,500	29,295

		2,567,768

Data Processing & Reproduction (0.3%)

CSG Systems International, Inc. (b)	14,487	270,183
eFunds Corp. (b)	13,093	239,078
HomeStore, Inc. (b)	40,239	106,231
infoUSA, Inc.	12,000	141,240
Intrado, Inc. (b)	6,358	103,699
Moneygram International, Inc.	21,700	456,568
Pegasystems, Inc. (b)	800	4,888

		1,321,887

Diagnostic Equipment (0.0%)

Adeza Biomedical Corp. (b)	2,800	46,116
Meridian Bioscience, Inc.	1,500	37,485

		83,601

Distribution (0.8%)

Actuant Corp. (b)	7,300	339,669
Aviall, Inc. (b)	8,054	272,628
Bell Microproducts, Inc. (b)	10,900	113,469
Brightpoint, Inc. (b)	6,000	145,500
Central European Distribution Corp. (b)	4,330	161,639
Handleman Co.	6,232	110,431
Hughes Supply, Inc.	16,700	474,615
Huttig Building Products, Inc. (b)	900	8,145
Interline Brands, Inc. (b)	3,400	71,740
Keystone Automotive Industries, Inc. (b)	5,655	149,235
Navarre Corp. (b)	7,000	49,910
Owens & Minor, Inc.	10,792	319,875
Provide Commerce (b)	1,300	30,745
ScanSource, Inc. (b)	3,460	165,146
United Stationers, Inc. (b)	9,071	470,331
Watsco, Inc.	5,373	254,465

		3,137,543

Drugs (1.2%)

ABIOMED, Inc. (b)	4,511	43,982
Adolor Corp. (b)	12,362	120,035
Alkermes, Inc. (b)	26,817	415,664
Alpharma, Inc.	10,048	141,074
Amylin Pharmaceuticals, Inc. (b)	29,800	556,067
ARIAD, Inc. (b)	14,414	109,835
ArQule, Inc. (b)	5,500	41,745
Bentley Pharmaceuticals, Inc. (b)	3,149	35,993

Bio-Rad Laboratories, Inc., Class A (b)	4,700	282,141
Caraco Pharmaceutical Laboratories Ltd. (b)	700	5,880
Cell Therapeutics, Inc. (b)	21,442	58,966
Connetics Corp. (b)	11,134	208,317
CV Therapeutics, Inc. (b)	11,014	310,264
Decode Genetics, Inc. (b)	14,874	145,765
DUSA Pharmaceuticals, Inc. (b)	2,400	22,488
Hi-Tech Pharmacal Co., Inc. (b)	2,200	61,798
Incyte Genomics, Inc. (b)	22,729	181,150
InterMune, Inc. (b)	8,983	135,913
K-V Pharmaceutical Co., Class A (b)	9,223	146,738
Ligand Pharmaceuticals, Inc. (b)	23,755	185,289
Marshall Edwards, Inc. (b)	200	1,400
Martek Biosciences Corp. (b)	8,100	353,079
Nanogen, Inc. (b)	9,300	40,920
NBTY, Inc. (b)	14,100	341,220
NPS Pharmaceuticals, Inc. (b)	10,587	115,081
Par Pharmaceutical Cos, Inc. (b)	9,295	217,689
Priority Healthcare Corp., Class B (b)	11,053	303,847
Rigel Pharmaceuticals, Inc. (b)	4,094	88,615
Seattle Genetics, Inc. (b)	7,208	43,392
SFBC International, Inc. (b)	4,300	173,032
Tanox, Inc. (b)	7,155	100,098

		4,987,477

Educational Services (0.5%)

Ambassadors Groups, Inc.	2,300	97,451
Blackboard, Inc. (b)	3,700	91,150
Bright Horizons Family Solutions, Inc. (b)	7,956	364,226
Corinthian Colleges, Inc. (b)	23,100	317,163
DeVry, Inc. (b)	14,600	290,394
Educate, Inc. (b)	2,700	41,729
Leapfrog Enterprises, Inc. (b)	8,400	104,748
Learning Tree International, Inc. (b)	5,041	62,760
Strayer Education, Inc.	4,374	430,532
Universal Technical Institute, Inc. (b)	4,868	157,723

		1,957,876

Electrical Equipment (0.7%)

ADE Corp. (b)	3,900	95,940
Artesyn Technologies, Inc. (b)	10,319	95,451
Avista Corp.	13,416	255,441
Bel Fuse, Inc., Class B	2,435	80,038
Cleco Corp.	13,632	306,447
DSP Group, Inc. (b)	9,168	228,742
El Paso Electric Co. (b)	14,931	323,107
EMCOR Group, Inc. (b)	4,200	216,300
Encore Wire Corp. (b)	4,331	64,142
Energy Conversion Devices, Inc. (b)	6,280	156,937
Evergreen Solar, Inc. (b)	14,000	98,700
II-VI Corp. (b)	6,284	120,716
Intergrated Silicon Solution, Inc. (b)	12,747	109,943
Measurement Specialties, Inc. (b)	2,001	50,625
Plug Power, Inc. (b)	11,989	85,721
Power-One, Inc. (b)	20,400	100,368
Rambus, Inc. (b)	25,500	335,070
SpatiaLight, Inc. (b)	7,900	48,111
Tripath Imaging, Inc. (b)	8,157	71,700
Triumph Group, Inc. (b)	4,290	173,102

		3,016,601

Electronics (0.9%)

Aeroflex, Inc. (b)	20,314	196,640
American Science & Engineering, Inc. (b)	2,900	111,621
Ansoft Corp. (b)	1,800	45,828
Badger Meter, Inc.	600	28,926
BEI Technologies, Inc.	3,168	110,088
Belden CDT, Inc.	13,052	289,754
Coherent, Inc. (b)	8,414	286,413
Daktronics, Inc.	4,001	81,900
EDO Corp.	4,279	132,007
Electro Scientific Industries, Inc. (b)	8,254	181,588
Engineered Support Systems, Inc.	12,397	458,441
Fargo Electronics (b)	4,800	85,392
FARO Technologies, Inc. (b)	3,100	73,408
Graftech International Ltd. (b)	26,816	139,175
International DisplayWorks, Inc. (b)	10,200	72,828
Itron, Inc. (b)	6,944	336,437
Keithley Instruments, Inc.	3,079	43,414
Labarge, Inc. (b)	3,300	64,449
LeCroy Corp. (b)	4,975	72,685
LoJack Corp. (b)	6,300	120,330
Methode Electronics, Inc.	9,900	125,136
Mobility Electronics, Inc. (b)	7,300	84,680
Multi-Fineline Electronix, Inc. (b)	2,200	46,156
Rogers Corp. (b)	4,523	184,629
TTM Technologies, Inc. (b)	10,171	72,112
Watts Industries, Inc., Class A	6,830	249,295

		3,693,332

Entertainment (0.5%)

Carmike Cinemas, Inc.	4,635	139,884
Dover Downs Entertainment, Inc.	2,406	33,492
Dover Motorsports, Inc.	4,612	27,672
Gaylord Entertainment Co. (b)	9,976	478,249
Gemstar-TV Guide International, Inc. (b)	60,600	186,648
Magna Entertainment Corp., Class A (b)	13,961	96,191
Majesco Entertainment Co. (b)	7,200	24,480
Midway Games, Inc. (b)	7,437	96,978
Multimedia Games, Inc. (b)	8,378	87,801
Pinnacle Entertainment, Inc. (b)	11,066	239,026
Shuffle Master, Inc. (b)	10,660	286,008
Six Flags, Inc. (b)	24,300	127,575
Steinway Musical Instruments, Inc. (b)	1,900	56,601
World Wrestling Federation Entertainment, Inc.	3,199	39,316
WPT Enterprises, Inc. (b)	2,700	58,361

		1,978,282

Fiber Optics (0.1%)

C-Cor.net Corp. (b)	13,000	108,290
MRV Communications, Inc. (b)	30,295	64,528
Newport Corp. (b)	10,845	148,577
Sycamore Networks, Inc. (b)	46,918	167,028

		488,423

Financial (2.5%)

Accredited Home Lenders Holding Co. (b)	5,402	256,649
ACE Cash Express, Inc. (b)	3,100	72,943
Advanta Corp., Class B	6,460	193,219

Amegy Bancorp, Inc.	21,392	487,310
Anchor BanCorp Wisconsin, Inc.	6,917	220,929
Anworth Mtg Asset Corp.	12,900	121,260
Apollo Investment Corp.	17,001	305,848
Archipelago Holdings, Inc. (b)	8,100	327,240
Ares Capital Corp.	4,987	89,442
Asset Acceptance Capital Corp. (b)	1,100	30,074
ASTA Funding, Inc.	3,700	98,975
Bankrate, Inc. (b)	1,300	32,656
Beverly Hills Bancorp, Inc.	1,100	11,737
BKF Capital Group	2,800	95,452
Capital Southwest Corp.	300	26,910
Central Pacific Financial Corp.	9,375	342,188
Charter Municipal Mortgage Acceptance Co.	12,821	296,165
Cohen & Steers, Inc.	1,050	23,048
Collegiate Funding Services (b)	1,900	28,196
Commercial Capital Bancorp, Inc.	12,744	252,841
CompuCredit Corp. (b)	4,931	186,737
Delta Financial Corp.	300	2,940
Doral Financial Corp.	25,100	387,293
Encore Capital Group, Inc. (b)	2,802	49,315
Euronet Worldwide, Inc. (b)	7,938	233,496
Federal Agricultural Mortgage Corp.	4,500	114,570
Financial Federal Corp.	4,802	184,877
First Cash Financial Services, Inc. (b)	5,000	119,250
First Financial Holdings, Inc.	3,400	101,524
Gabelli Asset Management, Inc.	1,568	70,952
GATX Corp.	12,178	460,328
GFI Group, Inc. (b)	1,600	55,984
Gladstone Capital Corp.	4,328	111,965
Gold Banc Corp., Inc.	13,546	205,899
Greenhill & Co., Inc.	4,300	164,948
Harris & Harris Group, Inc. (b)	5,600	75,600
International Securities Exchange, Inc. (b)	1,800	43,056
Investment Technology Group, Inc. (b)	11,997	307,363

Irwin Financial Corp.	4,985	109,919
Jackson Hewitt Tax Service, Inc.	10,270	259,934
Knight Capital Group, Inc. (b)	33,120	261,648
Labranche & Co., Inc. (b)	18,306	138,943
MainSource Financial Group, Inc.	5,080	96,926
Marketaxess Holdings, Inc. (b)	8,200	89,790
MCG Capital Corp.	15,388	283,139
Morningstar, Inc. (b)	3,200	86,880
Nasdaq Stock Market, Inc. (b)	10,800	244,620
National Financial Partners Corp.	9,501	429,920
NGP Capital Resources Co.	4,700	71,205
Novastar Financial, Inc.	7,187	291,289
optionsXpress Holdings, Inc.	5,600	90,832
Piper Jaffray Companies, Inc. (b)	5,334	183,543
PRG-Schultz International, Inc. (b)	16,525	52,219
Resource America, Inc., Class A	3,605	65,214
Royal Gold, Inc.	6,400	122,816
Sanders Morris Harris Group, Inc.	3,453	59,150
SCBT Financial Corp.	1,097	37,364
Stifel Financial Corp. (b)	633	17,053
Summit Financial Group, Inc.	200	6,362
SWS Group, Inc.	4,250	79,263
Technology Investment Capital Corp.	1,000	15,590
TNS, Inc. (b)	2,200	50,600

United Panam Financial Corp. (b)	1,100	32,098
Value Line, Inc.	100	3,733
Waddell & Reed Financial, Inc.	18,700	363,341
World Acceptance Corp. (b)	6,534	177,529
WSFS Financial Corp.	2,209	126,487

		10,036,586

Food & Related (1.3%)

American Italian Pasta Co.	3,960	83,358
Aurora Foods, Inc. (c) (d) (b)	100	0
Chiquita Brands International, Inc.	11,355	342,694
Corn Products International, Inc.	20,666	497,430
Darling International, Inc. (b)	13,200	51,612
Farmer Brothers Co.	1,100	25,795
Flowers Foods, Inc.	14,518	365,708
Gold Kist, Inc. (b)	12,500	255,000
Great Atlantic & Pacific Tea Co., Inc. (b)	5,552	159,065
Green Mountain Coffee, Inc. (b)	400	14,020
Hain Celestial Group, Inc. (b)	7,993	158,501
Hansen Natural Corp. (b)	2,380	219,912
J & J Snack Foods Corp.	1,692	99,557
Jarden Corp. (b)	11,966	458,997
John B. Sanfilippo & Son, Inc. (b)	2,104	47,803
Krispy Kreme Doughnuts, Inc. (b)	15,063	108,604
Lance, Inc.	9,216	166,625
National Beverage Corp. (b)	2,010	16,583
NuCo2, Inc. (b)	2,900	75,690
Peet’s Coffee & Tea, Inc. (b)	4,782	163,592
Performance Food Group Co. (b)	12,796	384,264
Ralcorp Holding, Inc.	8,323	357,889
Red Robin Gourmet Burgers (b)	4,524	271,621
Ryan’s Restaurant Group, Inc. (b)	11,429	148,920
Sanderson Farms, Inc.	5,759	248,155
Seaboard Corp.	100	171,901
Sensient Technologies Corp.	12,854	244,355
Tejon Ranch Co. (b)	1,583	97,149
Tootsie Roll Industries, Inc.	5,554	173,785

		5,408,585

Furniture (0.3%)

American Woodmark Corp.	2,600	91,546
Bassett Furniture Industries, Inc.	2,847	55,659
Bombay Co., Inc. (b)	9,800	49,000
Ethan Allen Interiors, Inc.	9,300	306,900
Furniture Brands International, Inc.	13,600	260,576
Hooker Furniture Corp.	2,075	37,101
Kimball International, Inc., Class B	6,048	81,527
La-Z-Boy, Inc.	14,900	199,213
Select Comfort Corp. (b)	9,586	204,278
Stanley Furniture Co., Inc.	3,784	108,525

		1,394,325

Gambling - Non-Hotel Casinos (0.2%)

Argosy Gaming Co. (b)	7,347	343,766
Churchill Downs, Inc.	1,200	55,608
Isle of Capris Casinos, Inc. (b)	5,151	144,228
Mikohn Gaming Corp. (b)	7,700	107,800

		651,402

Gas - Distribution (0.7%)

Cascade Natural Gas Corp.	5,139	112,184
New Jersey Resources Corp.	8,343	394,290
Nicor, Inc.	12,062	492,371

Northwest Natural Gas Co.	7,476	288,499
Peoples Energy Corp.	11,275	486,516
South Jersey Industries, Inc.	7,804	229,203
Southwest Gas Corp.	8,906	238,503
WGL Holdings, Inc.	13,915	479,372

		2,720,938

Healthcare (2.1%)

Allied Healthcare International, Inc. (b)	4,800	34,080
Amedisys, Inc. (b)	5,181	202,784
America Service Group, Inc. (b)	4,174	90,075
American Dental Partners, Inc. (b)	800	22,048
American Healthways, Inc. (b)	9,036	402,735
American Medical Systems Holdings, Inc. (b)	18,836	437,937
American Retirement Corp. (b)	5,900	83,485
AmSurg Corp. (b)	8,893	249,093
Apria Healthcare Group, Inc. (b)	14,500	489,086
Beverly Enterprises, Inc. (b)	30,384	385,573
Centene Corp. (b)	11,534	337,946
CorVel Corp. (b)	1,800	48,348
Cross Country Healthcare, Inc. (b)	7,300	144,102
DJ Orthopedics, Inc. (b)	4,902	120,246
Genesis HealthCare Corp. (b)	6,189	278,319
Gentiva Health Services, Inc. (b)	8,009	154,494
HealthExtras, Inc. (b)	5,393	107,267
Hooper Holmes, Inc.	11,449	47,971
Horizon Health Corp. (b)	1,600	41,632
Immucor, Inc. (b)	12,394	340,463
Invacare Corp.	8,349	351,910
Kindred Healthcare, Inc. (b)	7,811	286,976
LCA-Vision, Inc.	5,070	232,206
Magellan Health Services, Inc. (b)	8,515	305,007
Matria Healthcare, Inc. (b)	5,251	185,570
Medcath Corp. (b)	1,800	48,978
Molina Healthcare, Inc. (b)	2,234	53,482
OCA, Inc. (b)	24,100	40,006
Odyssey Healthcare, Inc. (b)	11,123	163,397
Option Care, Inc.	8,114	113,758
Pediatrix Medical Group, Inc. (b)	6,200	486,204
Per-Se Technologies, Inc. (b)	7,413	171,018
PolyMedica Corp.	6,853	240,677
Psychiatric Solutions, Inc. (b)	6,182	297,849
Quality Systems, Inc.	2,612	151,287
RehabCare Group, Inc. (b)	4,600	107,180
Res-Care, Inc. (b)	3,800	56,354
Sunrise Assisted Living, Inc. (b)	4,549	241,097
Symbion, Inc. (b)	3,300	79,893
U.S. Physical Therapy, Inc. (b)	4,900	89,474
United Surgical Partners International, Inc. (b)	12,978	467,338
USNA Health Sciences, Inc. (b)	2,780	134,858
Vistacare, Inc. (b)	3,493	73,074

		8,395,277

Hotels & Casinos (0.2%)

Ameristar Casinos, Inc.	8,092	237,338
Aztar Corp. (b)	9,947	331,037
Lakes Entertainment, Inc. (b)	5,600	93,520
Monarch Casino & Resort, Inc. (b)	1,200	23,640
MTR Gaming Group, Inc. (b)	6,600	69,762
Riviera Holdings Corp. (b)	1,200	27,120

		782,417

Hotels & Motels (0.1%)

Lodgian, Inc. (b)	4,400	45,628
Marcus Corp.	5,034	108,130
Sunterra Corp. (b)	7,150	100,672

		254,430

Human Resources (0.0%)

Kforce, Inc. (b)	8,080	74,336

Insurance (1.4%)

21st Century Insurance Group	7,800	118,950
Affirmative Insurance Holdings, Inc.	4,600	78,476
Alfa Corp.	7,424	121,605
American Equity Investment Life Holding Co.	11,400	127,452
American Physicians Capital, Inc. (b)	3,150	125,528
Argonaut Group, Inc. (b)	7,600	182,628
Baldwin & Lyons, Inc., Class B	3,681	100,307
Bristol West Holdings, Inc.	2,800	51,296
Ceres Group, Inc. (b)	8,600	54,180
Citizens, Inc. (b)	4,508	30,564
CNA Surety Corp. (b)	1,700	24,650
Direct General Corp.	5,941	110,740
Donegal Group, Inc., Class A	1,866	41,201
EMC Insurance Group, Inc.	1,670	31,346
Enstar Group, Inc. (The) (b)	300	20,544
FBL Financial Group, Inc., Class A	2,102	62,850
First Acceptance Corp. (b)	2,900	29,029
FPIC Insurance Group, Inc. (b)	2,560	85,325
Fremont General Corp.	16,200	395,927
Harleysville Group, Inc.	3,858	85,069
Horace Mann Educators Corp.	12,259	244,935
Independence Holding Co.	920	16,330
Infinity Property & Casualty Corp.	6,765	239,752
Kansas City Life Insurance Co.	400	20,228
LandAmerica Financial Group, Inc.	5,123	321,110
Midland Co. (The)	1,701	64,281
Navigators Group, Inc. (b)	2,392	88,217
Odyssey Re Holdings Corp.	1,600	40,592
Ohio Casualty Corp.	18,581	474,744
PICO Holdings, Inc. (b)	1,500	44,895
PMA Capital Corp., Class A (b)	10,623	99,538
ProAssurance Corp. (b)	7,157	307,465
RLI Corp.	5,214	248,186
Safety Insurance Group, Inc.	4,300	155,617
Selective Insurance Group, Inc.	8,534	424,907
State Auto Financial Corp.	3,300	103,785
Stewart Information Services Corp.	4,562	214,688
Tower Group, Inc.	6,900	109,503
Triad Guaranty, Inc. (b)	1,934	92,813
U.S.I. Holdings Corp. (b)	10,940	140,306
United Fire & Casualty Co.	4,502	201,600
Zenith National Insurance Co.	3,735	260,105

		5,791,264

Insurance & Life (0.4%)

Delphi Financial Group, Inc.	7,626	369,937
Great American Financial Resources, Inc.	2,320	45,588
KMG America Corp. (b)	2,600	25,350
National Western Life Insurance Co., Class A (b)	354	72,570

Phoenix Co., Inc. (The)	25,636	323,014
Presidential Life Corp.	5,381	99,091
UICI	10,765	332,100
Universal American Financial Corp. (b)	8,500	209,270

		1,476,920

Insurance Brokers (0.1%)

Crawford & Co., Class B	6,320	45,504
Hilb, Rogal & Hamilton Co.	8,789	297,859

		343,363

Internet (1.6%)

Alloy, Inc. (b)	9,333	50,538
Applied Digital Solutions, Inc. (b)	11,000	36,520
Arbinet Holdings, Inc. (b)	1,800	11,790
Ariba, Inc. (b)	18,010	111,302
AsiaInfo Holdings, Inc. (b)	14,103	77,002
Audible, Inc. (b)	7,800	140,322
Autobytel, Inc. (b)	11,407	60,343
Blue Coat Systems, Inc. (b)	3,695	121,935
Blue Nile, Inc. (b)	5,068	168,562
Brocade Communications Systems, Inc. (b)	69,487	311,302
CMGI, Inc. (b)	120,107	228,203
CNET Networks, Inc. (b)	35,291	451,726
Drugstore.com, Inc. (b)	13,630	47,569
EarthLink, Inc. (b)	34,925	332,835
eCollege.com (b)	6,565	77,992
Entrust, Inc. (b)	21,262	127,572
Equinix, Inc. (b)	3,700	164,169
Harris Interactive, Inc. (b)	12,700	51,181
Intermix Media, Inc. (b)	4,800	55,920
Internet Capital Group, Inc. (b)	13,500	92,205
Internet Security, Inc. (b)	10,507	239,244
Interwoven, Inc. (b)	11,561	91,563
iPass, Inc. (b)	13,771	79,046
iVillage, Inc. (b)	9,300	51,150
j2 Global Communications, Inc. (b)	6,465	259,311
Jupitermedia Corp. (b)	5,000	109,450
MatrixOne, Inc. (b)	14,109	69,698
Net.B@nk, Inc.	17,207	160,541
Netflix, Inc. (b)	11,300	209,728
NIC, Inc. (b)	7,300	38,033
Nutri/System, Inc. (b)	4,400	102,388
Openwave Systems, Inc. (b)	18,679	346,496
Overstock.com, Inc. (b)	3,700	160,173
Priceline.com, Inc. (b)	6,899	171,371
Redback Networks, Inc. (b)	8,356	69,271
RightNow Technologies, Inc. (b)	5,000	56,300
S1 Corp. (b)	19,278	93,691
Sohu.com, Inc. (b)	7,946	144,458
Stamps.com, Inc. (b)	5,396	96,696
Stellent, Inc. (b)	6,000	50,700
SupportSoft, Inc. (b)	11,700	64,350
Travelzoo, Inc. (b)	960	28,944
TriZetto Group, Inc. (The) (b)	13,398	215,574
United Online, Inc.	14,570	167,701
ValueClick, Inc. (b)	22,569	289,786
Websense, Inc. (b)	6,555	326,701

		6,411,352

Lasers (0.1%)

IntraLase Corp. (b)	5,000	104,250
Ionatron, Inc. (b)	4,100	29,110
Metrologic Instruments, Inc. (b)	5,000	86,400
Rofin-Sinar Technologies, Inc. (b)	4,142	148,615

		368,375

Leisure Products (0.6%)

Alliance Gaming Corp. (b)	13,922	213,146
Atari, Inc. (b)	5,940	15,860
Callaway Golf Co.	19,989	299,635
Coachmen Industries, Inc.	3,600	47,448
Escalade, Inc.	800	11,008
Great Wolf Resorts, Inc. (b)	6,600	89,694
Greg Manning Auctions, Inc. (b)	1,938	27,132
JAKKS Pacific, Inc. (b)	7,587	130,041
K2, Inc. (b)	10,630	141,379
LIFE TIME FITNESS, Inc. (b)	5,200	174,720
Marine Products Corp.	1,826	25,747
MarineMax, Inc. (b)	3,300	109,758
Nautilus Group, Inc. (The)	9,130	254,362
Party City Corp. (b)	3,154	45,922
RC2 Corp. (b)	4,865	198,541
Speedway Motorsports, Inc.	3,500	138,215
Topps Co., Inc.	13,427	137,761
Vail Resorts, Inc. (b)	6,908	196,256
WMS Industries, Inc. (b)	5,685	185,274

		2,441,899

Machinery (1.4%)

Advanced Energy Industries, Inc. (b)	7,505	72,048
AGCO Corp. (b)	22,600	467,594
Alamo Group, Inc.	100	1,985
Albany International Corp., Class A	6,827	239,218
Applied Industrial Technologies, Inc.	8,175	292,093
Astec Industries, Inc. (b)	4,279	124,048
Baldor Electric Co.	8,689	217,573
Blount International, Inc. (b)	6,100	107,238
Briggs & Stratton Corp.	12,900	482,073
Bucyrus International, Inc., Class A	5,101	217,405
Cascade Corp.	3,246	143,343
Cubic Corp.	4,146	80,723
Flowserve Corp. (b)	14,495	490,800
Franklin Electric Co., Inc.	5,046	219,551
Gardner Denver, Inc. (b)	6,803	279,603
Gehl Co. (b)	2,700	133,110
Gorman-Rupp	1,175	26,026
Intermagnetics General Corp. (b)	7,835	230,114
Intevac, Inc. (b)	7,600	92,340
Kadant, Inc. (b)	3,103	70,904
Lennox International, Inc.	13,242	323,370
NACCO Industries, Inc.	1,122	129,703
Nordson Corp.	8,832	294,724
Photon Dynamics, Inc. (b)	4,642	87,896
Sauer-Danfoss, Inc.	1,093	21,510
Stewart & Stevenson Services, Inc.	8,214	190,154
Tennant Co.	2,162	79,994
Turbochef Technologies, Inc. (b)	4,700	81,451
UNOVA, Inc. (b)	13,401	369,198
Wabtec Corp.	11,613	283,706

		5,849,495

Manufactured Housing (0.6%)

Aaon, Inc. (b)	1,100	21,120
Apogee Enterprises, Inc.	8,730	138,021
Eagle Materials, Inc.	5,470	561,769

Fleetwood Enterprises, Inc. (b)	15,161	172,077
Highwood Properties, Inc.	15,984	505,894
Levitt Corp., Class A	4,482	143,558
Monaco Coach Corp.	7,139	124,933
Palm Harbor Homes, Inc. (b)	3,741	72,463
Skyline Corp.	1,118	46,956
WCI Communities, Inc. (b)	8,528	289,611
Winnebago Industries, Inc.	7,998	308,643

		2,385,045

Manufacturing (1.1%)

American Superconductor Corp. (b)	11,336	129,911
Applied Films Corp. (b)	4,447	116,823
Armor Holdings, Inc. (b)	9,646	394,328
Champion Enterprises, Inc. (b)	20,684	249,449
Checkpoint Systems, Inc. (b)	10,308	178,122
Cognex Corp.	11,379	379,717
Crane Co.	12,700	395,605
CSS Industries, Inc.	1,505	56,799
CUNO, Inc. (b)	5,232	376,495
Dixie Group, Inc. (The) (b)	1,000	18,110
EnerSys (b)	9,950	139,101
EnPro Industries, Inc. (b)	5,700	173,280
Freightcar America, Inc. (b)	4,000	128,240
Identix, Inc. (b)	28,425	153,211
Jacuzzi Brands, Inc. (b)	23,286	252,653
Lincoln Electric Holdings, Inc.	10,046	367,784
Mine Safety Appliances Co.	7,072	345,821
Myers Industries, Inc.	7,200	95,040
Powell Industries, Inc. (b)	1,769	41,112
Raven Industries, Inc.	4,220	111,492
Sturm, Ruger & Co., Inc.	5,837	65,316
Valence Technology, Inc. (b)	10,330	32,126
Woodward Governor Co.	2,540	227,863
Young Innovations, Inc.	500	17,970

		4,446,368

Manufacturing & Diversified (0.8%)

A.O. Smith Corp.	5,509	148,743
Acuity Brands, Inc.	12,351	360,402
Barnes Group, Inc.	4,807	163,630
CLARCOR, Inc.	14,874	464,069
ESCO Technologies, Inc. (b)	3,694	404,936
Federal Signal Corp.	13,243	231,753
Global Power Equipment Group, Inc. (b)	6,300	59,661
Griffon Corp. (b)	9,660	249,711
Imation Corp.	9,200	398,820
Lancaster Colony Corp.	7,622	337,121
Matthews International Corp., Class A	7,917	308,763
Standex International Corp.	3,454	102,584
Tredegar Industries, Inc.	6,906	111,256

		3,341,449

Medical Equipment & Supplies (2.0%)

Abaxis, Inc. (b)	5,400	67,392
Advanced Neuromodulation Systems, Inc. (b)	5,411	270,766
Allscripts Healthcare Solution, Inc. (b)	9,594	162,810
Amicas, Inc. (b)	6,200	31,744
Animas Corp. (b)	2,000	41,860
Arrow International, Inc.	5,044	158,684
Aspect Medical Systems, Inc. (b)	4,080	134,640
Bruker BioSciences Corp. (b)	4,713	19,606

Caliper Life Sciences, Inc. (b)	3,000	21,030
Candela Corp. (b)	5,502	60,577
Cantel Medical Corp. (b)	1,400	24,514
Cepheid, Inc. (b)	11,600	99,528
CONMED Corp. (b)	9,389	282,703
Cyberonics, Inc. (b)	5,339	206,192
Durect Corp. (b)	14,900	89,549
Encore Medical Corp. (b)	10,274	58,767
EPIX Medical, Inc. (b)	9,230	81,501
Foxhollow Technologies, Inc. (b)	4,600	235,934
Greatbatch, Inc. (b)	5,630	136,302
Healthtronics Surgical Services, Inc. (b)	11,100	142,968
Hologic, Inc. (b)	5,900	268,981
I-Flow Corp. (b)	5,469	81,488
ICU Medical, Inc. (b)	3,750	123,825
IDX Systems Corp. (b)	8,032	257,024
Intuitive Surgical, Inc. (b)	9,177	636,885
Kensey Nash Corp. (b)	3,082	99,302
Kyphon, Inc. (b)	6,802	276,433
Landauer, Inc.	1,822	90,736
Laserscope (b)	5,400	178,848
Lifeline Systems, Inc. (b)	3,301	113,224
Mannkind Corp. (b)	2,900	24,940
Mentor Corp.	9,759	485,510
Merit Medical Systems, Inc. (b)	7,232	124,607
Neurometrix, Inc. (b)	2,900	68,701
Oakley, Inc.	6,623	123,718
OraSure Technologies, Inc. (b)	14,773	159,253
PSS World Medical, Inc. (b)	19,216	280,938
Radiation Therapy Services, Inc. (b)	3,900	101,829
Serologicals Corp. (b)	10,969	252,287
Somanetics Corp. (b)	4,000	94,800
Stereotaxis, Inc. (b)	400	4,060
STERIS Corp.	18,300	497,212
Surmodics, Inc. (b)	4,923	191,308
Sybron Dental Specialties, Inc. (b)	10,952	402,486
Symmetry Medical, Inc. (b)	2,300	57,339
ThermoGenesis Corp. (b)	7,905	45,375
Viasys Healthcare, Inc. (b)	8,425	209,277
Vital Images, Inc. (b)	5,000	97,800
Vital Signs, Inc.	1,430	64,607
WellCare Health Plans, Inc. (b)	4,150	159,028
Wright Medical Group, Inc. (b)	7,952	205,639
Zoll Medical Corp. (b)	3,746	101,741

		8,206,268

Medical Laboratories (0.2%)

Alliance Imaging, Inc. (b)	1,600	16,416
Applera Corp. - Celera Genomics Group (b)	20,173	248,934
Bio-Reference Laboratories, Inc. (b)	2,600	36,790
Discovery Laboratories, Inc. (b)	14,600	129,940
LabOne, Inc. (b)	5,639	212,196
Orchid Cellmark, Inc. (b)	4,700	40,232
Specialty Laboratories, Inc. (b)	376	3,700

		688,208

Metal Processors (0.6%)

A.M. Castle & Co. (b)	1,100	16,731
Commercial Metals Co.	16,452	472,830
Dynamic Materials Corp.	1,200	49,632
Earle M. Jorgensen Co. (b)	2,200	20,240

Kaydon Corp.	9,048	279,221
Metal Management, Inc.	7,300	172,207
Metals USA, Inc. (b)	6,600	137,214
Mueller Industries, Inc.	10,025	293,532
NN, Inc.	7,385	96,079
Quanex Corp.	7,000	427,000
Steel Technologies, Inc.	4,560	97,721
Sun Hydraulics Corp.	2,850	86,555
Valmont Industries, Inc.	3,000	78,600
Worthington Industries, Inc.	16,600	293,488

		2,521,050

Metals (0.5%)

Brush Engineered Materials, Inc. (b)	5,136	86,952
Century Aluminum Co. (b)	6,227	152,375
Cleveland-Cliffs, Inc.	6,394	464,907
Coeur d’Alene Mines Corp. (b)	70,535	250,399
Compass Minerals International, Inc.	3,800	96,710
Gibraltar Industries, Inc.	6,578	157,675
Hecla Mining Co. (b)	38,118	158,190
RTI International Metals, Inc. (b)	7,235	249,029
Stepan Co.	700	18,585
Stillwater Mining Co. (b)	9,635	78,622
Titanium Metals Corp. (b)	1,068	68,405
USEC, Inc.	23,478	368,370

		2,150,219

Natural Gas (0.2%)

EnergySouth, Inc.	2,200	60,852
Laclede Group, Inc. (The)	5,800	189,602
St. Mary Land & Exploration Co.	16,166	510,845
Syntroleum Corp. (b)	12,708	132,926

		894,225

Office Equipment & Supplies (0.4%)

Ennis Business Forms, Inc.	9,100	165,711
General Binding Corp. (b)	600	13,962
Global Imaging Systems, Inc. (b)	7,484	259,395
IKON Office Solutions, Inc.	27,600	264,960
Imagistics International, Inc. (b)	5,600	168,672
Interface, Inc. (b)	12,455	127,166
John H. Harland Co.	7,674	296,447
Knoll, Inc.	3,000	54,990
School Specialty, Inc. (b)	7,088	332,639
Standard Register Co.	4,751	72,453
TRM Corp. (b)	4,300	81,098

		1,837,493

Oil & Gas (2.9%)

Atlas America, Inc. (b)	3,440	144,170
ATP Oil & Gas Corp. (b)	3,900	109,668
Atwood Oceanics, Inc. (b)	3,983	271,521
Berry Petroleum Co.	4,680	266,807
Bill Barrett Corp. (b)	3,600	115,164
Bois d’Arc Energy, Inc. (b)	1,300	19,838
Brigham Exploration Co. (b)	6,942	63,380
Cabot Oil & Gas Corp.	14,469	586,284
Cal Dive International, Inc. (b)	11,325	670,667
Callon Petroleum Co. (b)	4,400	80,124
Carrizo Oil & Gas, Inc. (b)	6,600	132,660
Cheniere Energy, Inc. (b)	13,100	445,269
Cimarex Energy Co. (b)	22,040	924,357
Clayton Williams Energy, Inc. (b)	1,500	50,340
Comstock Resources, Inc. (b)	9,736	269,590
Crosstex Energy, Inc.	1,500	89,100

Delta Petroleum Corp. (b)	10,400	182,728
Edge Petroleum Corp. (b)	6,846	120,079
Encore Acquisition Co. (b)	12,030	379,426
Endeavour International Corp. (b)	9,100	35,399
Energy Partners Ltd. (b)	7,720	204,271
FX Energy, Inc. (b)	11,737	117,253
Gasco Energy, Inc. (b)	11,500	45,425
Giant Industries, Inc. (b)	3,700	145,114
Goodrich Petroleum Corp. (b)	4,100	89,913
Grey Wolf, Inc. (b)	52,117	399,737
Hanover Compressor Co. (b)	18,870	274,370
Harvest Natural Resources, Inc. (b)	13,065	119,283
Houston Exploration Co. (The) (b)	7,123	411,638
KCS Energy, Inc. (b)	13,631	267,713
Lufkin Industries, Inc.	4,704	227,203
McMoRan Exploration Co. (b)	6,307	111,382
Meridian Resource Corp. (The) (b)	23,600	119,416
Mission Resources Corp. (b)	11,400	95,076
Newpark Resources, Inc. (b)	22,984	194,445
Oceaneering International, Inc. (b)	8,102	347,576
Parallel Petroleum Corp. (b)	11,500	127,305
Parker Drilling Co. (b)	26,277	194,450
Penn Virginia Corp.	4,400	237,380
Petrohawk Energy Corp. (b)	9,400	103,588
Petroleum Development Corp. (b)	5,656	211,761
Petroquest Energy, Inc. (b)	15,000	109,500
Remington Oil & Gas Corp. (b)	6,380	251,436
RPC, Inc.	4,101	79,928
Spinnaker Exploration Co. (b)	7,910	310,388
Stone Energy Corp. (b)	7,344	390,774
Swift Energy Co. (b)	7,820	318,900
Tipperary Corp. (b)	600	4,392
Todco, Class A (b)	14,460	444,067
Toreador Resources Corp. (b)	4,800	139,344
Tri-Valley Corp. (b)	4,300	38,657
W&T Offshore, Inc.	3,500	97,615
Warren Resources, Inc. (b)	5,100	55,488
Whiting Petroleum Corp. (b)	7,280	290,836
World Fuel Services Corp.	6,220	152,701

		11,684,896

Oil Equipment & Services (0.9%)

CARBO Ceramics, Inc.	3,483	302,638
Dril-Quip, Inc. (b)	1,113	36,974
Frontier Oil Corp.	16,022	448,936
Global Industries Ltd. (b)	25,748	252,588
Holly Corp.	6,006	281,201
Hydril Co. (b)	5,190	332,990
Lone Star Technologies, Inc. (b)	8,134	415,078
Pioneer Drilling Co. (b)	3,300	49,764
SEACOR SMIT, Inc. (b)	5,549	367,566
SJW Corp.	1,200	66,228
Superior Energy Services, Inc. (b)	18,973	404,884
TETRA Technologies, Inc. (b)	6,308	251,500
Veritas DGC, Inc. (b)	9,260	285,208
W-H Energy Services, Inc. (b)	7,600	238,640
WD-40 Co.	4,927	141,553

		3,875,748

Oil Field Machinery & Equipment (0.2%)

Gulf Island Fabrication, Inc.	3,447	76,144
Oil States International, Inc. (b)	12,670	374,779
Universal Compression Holdings, Inc. (b)	4,068	164,957

		615,880

Paper & Forest Products (0.6%)

Bowater, Inc.	14,400	486,864
Buckeye Technologies, Inc. (b)	5,490	52,979
Caraustar Industries, Inc. (b)	8,124	97,244
Chesapeake Corp.	4,170	92,991
Deltic Timber Corp.	2,756	117,791
Glatfelter & Co.	9,465	120,679
Graphic Packaging Corp. (b)	13,800	53,130
Longview Fibre Co.	13,900	311,082
Mercer International, Inc. (b)	4,000	29,600
Neenah Paper, Inc.	5,200	171,340
Potlatch Corp.	8,457	488,815
Rock-Tenn Co.	5,503	74,125
Schweitzer-Mauduit International, Inc.	4,542	118,773
Universal Forest Products, Inc.	4,466	223,077
Wausau-Mosinee Paper Corp.	12,447	156,583
Xerium Technologies, Inc. (b)	800	9,960

		2,605,033

Pharmaceuticals (2.4%)

Aastrom Biosciences, Inc. (b)	35,200	112,640
Acadia Pharmaceuticals, Inc. (b)	1,600	15,280
Alexion Pharmaceuticals, Inc. (b)	8,829	229,907
American Pharmaceutical Partners, Inc. (b)	1	45
Andrx Corp (b)	21,400	396,970
Array BioPharma, Inc. (b)	4,900	33,124
AtheroGenics, Inc. (b)	10,534	175,391
AVANIR Pharmaceuticals (b)	21,800	71,068
Barrier Therapeutics, Inc. (b)	2,400	22,512
Bioenvision, Inc. (b)	8,100	60,588
BioMarin Pharmaceutical, Inc. (b)	17,668	150,178
BioScrip, Inc. (b)	6,200	42,470
Cell Genesys, Inc. (b)	15,692	94,309
Conor Medsystems, Inc. (b)	2,300	37,306
Cubist Pharmaceuticals, Inc. (b)	14,550	248,660
Dendreon Corp. (b)	16,178	95,127
DOV Pharmaceutical, Inc. (b)	7,520	159,048
Encysive Pharmaceuticals, Inc. (b)	15,897	202,051
Enzon, Inc. (b)	15,300	120,564
Eyetech Pharmaceuticals, Inc. (b)	11,100	126,207
First Horizon Pharmaceutical Corp. (b)	7,500	159,600
Geron Corp. (b)	15,137	165,599
ICOS Corp. (b)	16,000	403,360
ImmunoGen, Inc. (b)	11,238	78,666
Impax Laboratories, Inc. (b)	14,684	233,476
Inspire Pharmaceuticals, Inc. (b)	11,469	108,210
Inter Parfums, Inc.	1,800	35,613
Introgen Therapeutics, Inc. (b)	8,600	54,008
Isis Pharmaceuticals, Inc. (b)	20,980	96,928
Ista Pharmaceuticals, Inc. (b)	1,773	17,695
Keryx Biopharmaceuticals, Inc. (b)	7,936	133,087
LifeCell Corp. (b)	9,600	213,024
Mannatech, Inc.	4,300	77,185
Medical Co. (b)	14,179	309,528
Medicis Pharmaceutical Corp.	13,800	468,095
Momenta Pharmaceuticals, Inc. (b)	3,500	87,780
Nastech Pharmaceutical Co., Inc. (b)	6,600	94,380
Nektar Therapeutic (b)	21,900	410,844

NeoPharm, Inc. (b)	5,955	69,614
Neurocrine Biosciences, Inc. (b)	10,800	535,463
New River Pharmaceuticals, Inc. (b)	900	30,888
NitroMed, Inc. (b)	3,380	78,551
Northfield Laboratories, Inc. (b)	6,400	84,800
Noven Pharmaceuticals, Inc. (b)	6,600	111,606
Nuvelo, Inc. (b)	11,423	104,520
Onyx Pharmaceuticals, Inc. (b)	10,475	245,639
Pain Therapeutics, Inc. (b)	7,610	45,736
PainCare Holdings, Inc. (b)	7,000	30,660
Parexel International Corp. (b)	8,171	162,358
Penwest Pharmaceuticals Co. (b)	6,790	76,116
Perrigo Co.	25,051	348,209
Pharmion Corp. (b)	5,800	142,912
POZEN, Inc. (b)	6,850	56,513
PRA International (b)	1,900	57,399
Progenics Pharmaceuticals, Inc. (b)	4,000	93,840
Regeneron Pharmaceuticals, Inc. (b)	8,917	85,960
Renovis, Inc. (b)	6,700	102,376
Salix Pharmaceuticals, Inc. (b)	11,100	214,230
Savient Pharmaceuticals, Inc. (b)	22,300	100,350
SuperGen, Inc. (b)	12,934	92,219
Telik, Inc. (b)	15,606	265,302
Tercica, Inc. (b)	400	3,956
United Therapeutics Corp. (b)	6,947	370,622
Vertex Pharmaceuticals, Inc. (b)	27,304	435,499
Vicuron Pharmaceuticals, Inc. (b)	15,564	438,126

		9,923,987

Pipelines (0.1%)

Aquila, Inc. (b)	62,420	232,202
TransMontaigne, Inc. (b)	12,954	159,464

		391,666

Pollution Control (0.3%)

Aleris International, Inc. (b)	7,700	176,099
Calgon Carbon Corp.	11,248	98,532
Casella Waste Systems, Inc., Class A (b)	5,247	70,887
Clean Harbors, Inc. (b)	5,100	124,236
Duratek, Inc. (b)	4,323	107,621
Flanders Corp. (b)	3,800	40,926
Waste Connections, Inc. (b)	13,536	487,297

		1,105,598

Printing & Publishing (0.6%)

Banta Corp.	7,007	334,514
Bowne & Co., Inc.	11,488	157,500
Cenveo, Inc. (b)	10,900	89,489
Courier Corp.	1,650	66,941
Hollinger International, Inc.	16,154	160,732
Journal Register Co. (b)	9,361	174,302
Playboy Enterprises, Inc. (b)	5,634	75,721
Presstek, Inc. (b)	10,485	132,321
PRIMEDIA, Inc. (b)	40,200	171,252
ProQuest Co. (b)	6,879	238,357
Scholastic Corp. (b)	9,022	333,543
Thomas Nelson, Inc.	2,800	63,952
Valassis Communications, Inc. (b)	14,700	581,386

		2,580,010

Radio (0.3%)

Beasley Broadcast Group, Inc. (b)	1,330	18,999
Citadel Broadcasting Co. (b)	8,600	105,608

Cox Radio, Inc. (b)	8,000	126,000
Entercom Communications Corp. (b)	8,600	272,792
Radio One, Inc. (b)	25,600	338,176
Saga Communications, Inc. (b)	3,825	54,698
Spanish Broadcasting System, Inc. (b)	13,979	120,219

		1,036,492

Railroads (0.1%)

Florida East Coast Industries, Inc.	7,920	372,240

Real Estate (0.3%)

Avatar Holdings, Inc. (b)	1,592	84,694
California Coastal Communities, Inc. (b)	1,100	40,568
Consolidated-Tomoka Land Co.	1,100	97,900
Getty Realty Corp.	3,935	118,168
Jones Lang LaSalle, Inc. (b)	9,262	456,154
Tarragon Realty Investors, Inc. (b)	1,687	42,951
Trammell Crow Co. (b)	8,574	216,579

		1,057,014

Real Estate Investment Trusts (5.4%)

Aames Investment Corp.	11,200	103,488
Acadia Realty Trust	9,799	186,181
Affordable Residential Communities	10,100	132,108
Agree Realty Corp.	800	24,520
Alexandria Real Estate Equities, Inc.	5,811	467,495
American Campus Communities, Inc.	5,250	131,513
American Home Mortgage Investment Corp.	8,515	327,061
Amli Residential Properties Trust	7,001	226,062
Anthracite Capital, Inc.	14,571	174,123
Arbor Realty Trust, Inc.	2,100	64,680
Ashford Hospitality Trust	13,300	158,137
Bedford Property Investors, Inc.	5,650	129,103
Bimini Mortgage Management, Inc., Class A	5,700	75,354
BioMed Realty Trust, Inc.	8,538	217,121
Bluegreen Corp. (b)	4,300	76,368
Boykin Lodging Co. (b)	8,000	119,920
Brandywine Realty Trust	14,626	473,882
Capital Automotive REIT	11,666	458,124
Capital Lease Funding, Inc.	10,300	113,300
Capital Trust, Inc., Class A	2,108	70,513
Cedar Shopping Centers, Inc.	5,200	80,184
Colonial Properties Trust	10,792	511,756
Commercial Net Lease Realty	13,705	284,379
Corporate Office Properties Trust	7,890	265,656
Correctional Properties Trust	2,700	81,378
Corrections Corporation of America (b)	10,725	403,153
Cousins Properties, Inc.	10,702	348,885
CRIIMI MAC, Inc. (b)	2,600	56,186
CRT Properties, Inc.	8,831	243,912
DiamondRock Hospitality Co.	10,300	123,703
Digital Reality Trust, Inc.	2,400	45,456
EastGroup Properties, Inc.	6,910	299,894
ECC Capital Corp.	15,600	99,528
Education Realty Trust, Inc.	6,000	118,980
Entertainment Properties Trust	7,014	319,488
Equity Inns, Inc.	15,336	205,962
Equity Lifestyle Properties, Inc.	5,536	243,972
Equity One, Inc.	8,335	198,373
Extra Space Storage, Inc.	6,950	112,173

FelCor Lodging Trust, Inc. (b)	13,700	213,035
Fieldstone Investment Co.	13,300	194,712
First Industrial Realty Trust, Inc.	12,522	516,907
First Potomac Realty Trust	2,900	76,415
Gables Residential Trust	8,060	350,046
Glenborough Realty Trust, Inc.	8,794	184,322
Glimcher Realty Trust	9,738	280,941
GMH Communities Trust	8,300	124,417
Government Properties Trust, Inc.	9,980	97,505
Gramercy Capital Corp.	3,700	97,828
Heritage Property Investment	8,653	321,892
Hersha Hospitality Trust	9,600	94,080
Highland Hospitality Corp.	7,200	87,120
Home Properties of New York, Inc.	9,325	426,899
Impac Mortgage Holdings, Inc.	20,528	361,293
Inland Real Estate Corp.	15,900	263,781
Innkeepers USA Trust	10,861	166,934
Investors Real Estate Trust	12,197	122,763
Kilroy Realty Corp.	7,861	409,558
Kite Realty Group Trust	5,269	81,670
La Quinta Corp. (b)	50,307	452,763
LaSalle Hotel Properties	8,196	285,385
Lexington Corporate Properties Trust	12,085	289,798
LTC Properties, Inc.	4,000	93,600
Luminent Mortgage Capital, Inc.	14,137	150,276
Maguire Properties, Inc.	9,455	283,177
MeriStar Hospitality Corp. (b)	22,209	198,104
MFA Mortgage Investments, Inc.	22,474	156,419
Mid-America Apartment Communities, Inc.	5,112	246,143
MortgageIT Holdings, Inc.	4,585	90,004
National Health Investors, Inc.	6,237	191,912
Nationwide Health Properties, Inc.	19,989	501,324
Newcastle Investment Corp.	11,277	348,459
Northstar Realty Finance Corp.	1,800	18,900
Omega Healthcare Investors, Inc.	13,900	193,905
One Liberty Properties Inc.	200	4,316
Origen Financial, Inc.	4,700	36,519
Parkway Properties, Inc.	3,602	192,887
Pennsylvania Real Estate Investment Trust	9,127	446,402
Post Properties, Inc.	11,976	477,962
Prentiss Properties Trust	12,311	498,226
PS Business Parks, Inc.	3,545	164,594
Rait Investment Trust	6,968	220,816
Ramco-Gershenson Properties Trust	3,939	117,382
Redwood Trust, Inc.	5,320	288,876
Saul Centers, Inc.	3,245	122,661
Saxon Capital, Inc.	13,600	218,824
Senior Housing Properties Trust	14,262	281,247
Sizeler Property Investors	2,000	25,740
Sovran Self Storage, Inc.	5,301	256,091
Spirit Finance Corp.	18,500	217,560
Strategic Hotel Capital, Inc.	10,452	198,065
Sun Communities, Inc.	4,410	153,689
Sunstone Hotel Investors, Inc.	8,100	209,466
Tanger Factory Outlet Centers, Inc.	7,722	222,394
Taubman Centers, Inc.	13,877	493,189
Town & Country Trust	5,413	157,194
Trustreet Properties, Inc.	15,827	277,606
U-Store-It Trust	7,800	157,170
Universal Health Realty Income Trust	4,273	150,495

Urstadt Biddle Properties, Inc., Class A	5,780	108,086
Washington Real Estate Investment Trust	11,129	357,797
Winston Hotels, Inc.	8,945	100,810

		21,900,422

Recreational Vehicles & Boats (0.1%)

Arctic Cat, Inc.	5,258	114,730
Thor Industries, Inc.	9,628	344,682

		459,412

Research & Development (0.3%)

Albany Molecular Research, Inc. (b)	8,685	134,791
Antigenics, Inc. (b)	8,250	46,200
Biosite, Inc. (b)	5,131	282,641
Exponet, Inc. (b)	2,100	62,423
Forrester Research, Inc. (b)	3,581	70,653
MGI PHARMA, Inc. (b)	20,900	570,570
Neurogen Corp. (b)	3,600	24,660
Senomyx, Inc. (b)	4,400	95,920
Trimeris, Inc. (b)	5,888	79,841

		1,367,699

Residential Building Construction (0.3%)

Ameron International Corp.	2,200	84,040
Beacon Roofing Supply, Inc. (b)	3,100	80,507
BlueLinx Holdings, Inc.	2,700	26,163
Design Within Reach, Inc. (b)	4,743	88,457
Dycom Industries, Inc. (b)	14,396	351,262
Insituform Technologies, Inc. (b)	8,622	165,974
M/I Schottenstein Homes, Inc.	3,392	202,231
William Lyon Homes (b)	1,035	129,789

		1,128,423

Restaurants (1.0%)

AFC Enterprises, Inc.	7,900	108,151
BJ’s Restaurants, Inc. (b)	2,700	65,502
Bob Evans Farms, Inc.	11,404	289,205
Buffalo Wild Wings, Inc. (b)	2,900	95,033
California Pizza Kitchen, Inc. (b)	6,680	204,408
CKE Restaurants, Inc.	13,802	178,874
Dave & Buster’s, Inc. (b)	3,100	58,528
Denny’s Corp. (b)	19,800	111,276
Domino’s Pizza, Inc.	6,900	172,638
IHOP Corp.	5,400	237,168
Jack in the Box, Inc. (b)	10,005	380,690
Landry’s Restaurants, Inc.	5,814	181,106
Lone Star Steakhouse & Saloon, Inc.	5,161	155,140
Luby’s, Inc. (b)	8,800	124,080
O’Charley’s, Inc. (b)	7,900	141,489
P.F. Chang’s China Bistro, Inc. (b)	7,095	404,344
Papa John’s International, Inc. (b)	3,962	170,762
Ruby Tuesday, Inc.	16,100	402,822
Steak n Shake Co. (The) (b)	5,612	121,500
Texas Roadhouse, Inc., Class A (b)	4,500	169,290
Triarc Cos., Inc.	10,390	163,227

		3,935,233

Retail (3.6%)

1-800-FLOWERS.COM (b)	6,966	51,966
99 CENTS Only Stores (b)	11,616	142,528
A.C. Moore Arts & Crafts, Inc. (b)	3,940	113,196
Alexander’s, Inc. (b)	500	139,500
America’s Car-Mart, Inc. (b)	2,486	54,269

Asbury Automotive Group, Inc. (b)	1,300	22,087
Big 5 Sporting Goods Corp.	4,500	124,425
Big Lots, Inc. (b)	28,500	369,645
Blair Corp.	2,300	92,000
Blockbuster, Inc.	49,000	424,830
Bon-Ton Stores, Inc. (The)	2,400	51,912
Brookstone, Inc. (b)	6,187	122,131
Build-A-Bear-Workshop, Inc. (b)	3,900	93,600
Building Materials Holding Corp.	4,268	354,671
Cabela’s Inc. (b)	6,600	145,464
Cache, Inc. (b)	4,900	87,416
Carter’s, Inc. (b)	4,304	261,898
Casey’s General Stores, Inc.	14,235	309,754
Cash America International, Inc.	8,154	169,766
Casual Male Retail Group, Inc. (b)	9,906	70,432
Cato Corp.	8,391	177,554
CEC Entertainment, Inc. (b)	10,108	387,237
Charlotte Russe Holding, Inc. (b)	4,036	59,289
Children’s Place Retail Store, Inc. (The) (b)	5,131	234,487
Christopher & Banks Corp.	10,219	193,139
Citi Trends, Inc. (b)	2,700	74,385
Coldwater Creek, Inc. (b)	9,672	267,818
Conn’s, Inc. (b)	2,800	75,012
Cost Plus, Inc. (b)	7,185	161,878
CSK Auto Corp. (b)	11,200	209,552
Digital Theater Systems, Inc. (b)	4,312	81,411
Dress Barn, Inc. (b)	7,562	184,362
Electronics Boutique Holdings Corp. (b)	3,667	237,108
Fossil, Inc. (b)	14,500	344,955
Fred’s, Inc.	10,860	209,598
GameStop Corp., Class B (b)	12,400	396,800
Genesco, Inc. (b)	6,120	228,092
Group 1 Automotive, Inc. (b)	4,303	124,959
Guitar Center, Inc. (b)	7,655	494,474
Gymboree Corp. (b)	9,242	156,005
Haverty Furniture Co., Inc.	3,200	42,784
Hibbet Sporting Goods, Inc. (b)	6,883	275,526
Insight Enterprises, Inc. (b)	13,762	280,745
J. Jill Group, Inc. (b)	6,103	99,540
Jo-Ann Stores, Inc. (b)	6,283	172,908
Linens ’n Things, Inc. (b)	12,390	325,238
M&F Worldwide Corp. (b)	2,500	33,975
Movado Group, Inc.	3,562	68,818
Movie Gallery, Inc.	7,607	190,784
New York & Co., Inc. (b)	2,100	49,434
Pantry, Inc. (The) (b)	4,400	187,528
PETCO Animal Supplies, Inc. (b)	16,800	468,216
Pier 1 Imports, Inc.	20,900	297,198
RARE Hospitality International, Inc. (b)	9,781	304,776
Regis Corp.	11,300	471,888
Rent-Way, Inc. (b)	7,163	69,696
Restoration Hardware, Inc. (b)	7,500	60,900
Retail Ventures, Inc. (b)	2,500	34,475
Rush Enterprises, Inc. (b)	7,900	125,610
Sharper Image Corp. (b)	4,865	70,251
ShopKo Stores, Inc. (b)	8,100	206,145
Smart & Final, Inc. (b)	3,604	50,348
Sonic Automotive, Inc.	7,952	185,282
Sports Authority, Inc. (The) (b)	7,080	225,144

Stein Mart, Inc.	6,133	139,158
Talbots, Inc.	5,100	174,267
TBC Corp. (b)	5,966	169,255
Too, Inc. (b)	9,332	240,672
Tractor Supply Co. (b)	9,703	545,502
Trans World Entertainment Corp. (b)	6,105	64,103
Tuesday Morning Corp.	7,002	247,241
United Rentals, Inc. (b)	16,825	312,945
Weis Markets, Inc.	3,883	158,426
WESCO International, Inc. (b)	7,700	262,262
West Marine, Inc. (b)	5,262	105,556
Zale Corp. (b)	14,502	493,068
Zumiez, Inc. (b)	1,800	61,560

		14,770,829

Retail & Food & Drug (0.4%)

Arden Group, Inc., Class A	168	14,517
Ingles Markets, Inc., Class A	4,952	78,242
Longs Drug Stores Corp.	7,908	343,128
Nash-Finch Co.	4,560	188,009
Pathmark Stores, Inc. (b)	10,618	118,285
Ruddick Corp.	9,289	256,005
Spartan Stores, Inc. (b)	7,300	89,060
United Natural Foods, Inc. (b)	12,252	413,136
Wild Oats Markets, Inc. (b)	9,690	130,137

		1,630,519

Semiconductors (3.1%)

Actel Corp. (b)	7,654	118,484
AMIS Holdings, Inc. (b)	9,300	118,668
Amkor Technology, Inc. (b)	31,800	148,188
Applied Micro Circuits Corp. (b)	75,400	226,954
Asyst Technologies, Inc. (b)	13,009	66,996
Atmel Corp. (b)	105,700	247,338
ATMI, Inc. (b)	8,957	285,101
August Technology Corp. (b)	6,300	80,514
Axcelis Technologies, Inc. (b)	27,363	189,078
Brooks Automation, Inc. (b)	12,387	205,624
Cirrus Logic, Inc. (b)	21,247	158,715
COHU, Inc.	6,745	165,994
Conexant Systems, Inc. (b)	114,500	218,695
Credence Systems Corp. (b)	23,637	257,407
Cymer, Inc. (b)	9,813	340,511
Cypress Semiconductor Corp. (b)	34,000	488,241
Diodes, Inc. (b)	3,570	137,909
EMCORE Corp. (b)	5,500	28,215
Emulex Corp. (b)	22,660	430,313
Entegris, Inc. (b)	12,239	144,053
Exar Corp. (b)	11,644	185,431
Fairchild Semiconductor International, Inc. (b)	30,200	509,173
FEI Co. (b)	6,323	143,469
FormFactor, Inc. (b)	7,937	207,473
Genesis Microchip, Inc. (b)	10,544	261,913
Helix Technology Corp.	8,441	152,487
Integrated Circuit Systems, Inc. (b)	20,900	457,292
Integrated Device Technology, Inc. (b)	31,800	367,608
Ixia (b)	7,736	152,709
IXYS Corp. (b)	5,102	59,744
Kopin Corp. (b)	19,207	105,639
Leadis Technology, Inc. (b)	3,600	22,770
LTX Corp. (b)	16,753	110,737
Mattson Technology, Inc. (b)	9,024	76,704

Microsemi Corp. (b)	16,858	359,918
Microtune, Inc. (b)	11,800	71,862
MIPS Technologies, Inc. (b)	8,974	63,626
MKS Instruments, Inc. (b)	8,923	170,519
Monolithic Power Systems (b)	2,200	20,130
Mykrolis Corp. (b)	11,468	186,928
Netlogic Microsystems, Inc. (b)	4,300	90,687
OmniVision Technologies, Inc. (b)	17,008	240,323
ON Semiconductor Corp. (b)	34,508	198,421
Oplink Communications, Inc. (b)	26,581	45,454
Optical Communication Products, Inc. (b)	1,717	3,279
OSI Systems, Inc. (b)	4,096	73,114
Pericom Semiconductor Corp. (b)	6,000	56,340
Photronics Corp. (b)	10,072	270,332
Pixelworks, Inc. (b)	12,730	98,148
PMC-Sierra, Inc. (b)	46,000	452,180
PortalPlayer, Inc. (b)	5,400	129,600
Power Integrations, Inc. (b)	8,031	185,516
Rudolph Technologies, Inc. (b)	3,500	53,340
Semitool, Inc. (b)	4,118	37,227
Semtech Corp. (b)	18,000	330,480
Sigmatel, Inc. (b)	8,800	176,264
Silicon Image, Inc. (b)	21,606	255,383
Silicon Laboratories, Inc. (b)	10,600	310,262
Silicon Storage Technology, Inc. (b)	23,984	113,204
SiRF Technology Holdings, Inc. (b)	11,500	251,275
Skyworks Solutions Co. (b)	46,337	339,650
Supertex, Inc. (b)	1,220	33,007
Tessera Technologies, Inc. (b)	11,168	392,220
Transwitch Corp. (b)	38,300	70,855
TriQuint Semiconductor, Inc. (b)	37,839	142,275
Ultratech Stepper, Inc. (b)	7,850	171,209
Veeco Instruments, Inc. (b)	8,742	176,763
Virage Logic Corp. (b)	1,600	13,888
Vitesse Semiconductor Corp. (b)	60,088	133,395
Volterra Semiconductor Corp. (b)	2,700	31,347
X-Rite, Inc.	5,741	69,466

		12,688,034

Services (1.4%)

Advance America Cash Advance Centers, Inc.	18,600	292,578
Alderwoods Group, Inc. (b)	13,441	215,056
American Ecology Corp.	5,300	100,064
aQuantive, Inc. (b)	15,459	291,557
Arbitron, Inc.	8,543	354,534
Central Parking Corp.	4,379	63,496
Clark, Inc.	4,000	58,080
Cogent, Inc. (b)	5,100	153,357
Coinstar, Inc. (b)	6,938	142,749
CyberGuard Corp. (b)	2,783	20,316
First Advantage Corp., Class A (b)	2,336	54,896
FTI Consulting, Inc. (b)	11,075	266,908
Geo Group, Inc. (The) (b)	2,600	71,110
Healthcare Services Group, Inc.	9,100	166,712
Labor Ready, Inc. (b)	11,694	277,265
Manhattan Associates, Inc. (b)	8,400	173,880
MasTec, Inc. (b)	4,771	46,756
National Healthcare Corp.	1,300	44,265
NDCHealth Corp.	10,123	181,404
Odyssey Marine Exploration, Inc. (b)	5,700	31,008

Perini Corp. (b)	3,183	56,053
Perot Systems Corp., Class A (b)	21,183	298,257
PHH Corp. (b)	12,800	362,111
Providence Service Corp. (b)	1,300	35,022
Quanta Services, Inc. (b)	30,968	325,783
Rollins, Inc.	7,861	164,216
Secure Computing Corp. (b)	10,150	125,454
Sotheby’s Holdings, Inc. (b)	12,178	182,792
Source Interlink Cos., Inc. (b)	11,484	142,861
Stewart Enterprises, Inc., Class A	28,572	214,576
Tetra Tech, Inc. (b)	14,267	214,433
URS Corp. (b)	12,224	457,788
Vertrue, Inc. (b)	1,900	75,335
Volt Information Sciences, Inc. (b)	1,505	39,446
Waste Services, Inc. (b)	11,200	43,680

		5,743,798

Steel (0.7%)

AK Steel Holding Corp. (b)	30,000	276,600
Carpenter Technology Corp.	6,251	391,563
Maverick Tube Corp. (b)	11,687	387,658
NS Group, Inc. (b)	5,286	224,391
Oregon Steel Mills, Inc. (b)	8,971	199,246
Reliance Steel & Aluminum Co.	7,568	353,577
Roanoke Electric Steel Corp.	1,500	29,265
Ryerson Tull, Inc.	8,474	161,853
Schnitzer Steel Industries, Inc.	7,079	202,459
Steel Dynamics, Inc.	12,195	392,191
Wheeling-Pittsburgh Corp. (b)	3,540	67,225

		2,686,028

Technology (1.5%)

American Reprographics Co. (b)	3,600	64,080
Benchmark Electronics, Inc. (b)	11,363	363,616
Black Box Corp.	5,582	244,492
CommScope, Inc. (b)	11,317	191,144
Concur Technologies, Inc. (b)	6,000	66,180
CTS Corp.	10,037	123,857
Digi International, Inc. (b)	6,200	67,580
Dionex Corp. (b)	5,525	255,034
Excel Technology, Inc. (b)	2,519	62,723
Input/Output, Inc. (b)	18,181	131,630
Intergraph Corp. (b)	8,918	339,152
Kanbay International, Inc. (b)	5,400	119,664
KEMET Corp. (b)	23,606	197,818
Kronos, Inc. (b)	8,777	412,519
Kulicke & Soffa Industries, Inc. (b)	17,468	169,090
Lattice Semiconductor Corp. (b)	30,845	158,852
Lionbridge Technologies, Inc. (b)	11,600	75,168
Medis Technologies, Inc. (b)	5,577	94,084
Merge Technologies, Inc. (b)	4,700	92,026
Micros Systems, Inc. (b)	11,124	477,776
MTC Technologies, Inc. (b)	1,662	52,020
Ness Technologies, Inc. (b)	2,400	24,000
Opsware, Inc. (b)	16,108	90,205
Orbital Sciences Corp. (b)	15,122	174,205
Plantronics, Inc.	12,400	423,584
Plexus Corp. (b)	11,494	165,858
Progress Software Corp. (b)	11,485	357,069
Sonic Solutions (b)	6,600	126,720
Symmetricom, Inc. (b)	15,000	156,900
Varian Semiconductor Equipment Associates, Inc. (b)	10,576	439,116
Varian, Inc. (b)	9,469	354,803

		6,070,965

Telecommunications (1.7%)

ADTRAN, Inc.	19,200	513,793
Alaska Communications Systems Holdings, Inc.	6,800	67,116
Align Technology, Inc. (b)	14,092	91,880
Anaren Microwave, Inc. (b)	5,633	81,397
Applied Signal Technology, Inc.	4,298	93,009
Arris Group, Inc. (b)	21,333	235,516
Aspect Communications Corp. (b)	11,787	134,725
Broadwing Corp. (b)	17,751	88,755
Centennial Communications Corp. (b)	4,200	59,010
Ciena Corp. (b)	147,200	329,728
Cincinnati Bell, Inc. (b)	64,579	293,189
Commonwealth Telephone Enterprises, Inc.	6,788	290,526
Comtech Telecommunications Corp. (b)	5,870	207,505
CT Communications, Inc.	4,800	65,856
Ditech Communications Corp. (b)	12,200	98,698
Dobson Communications Corp. (b)	36,640	258,312
Essex Corp (b)	5,800	121,510
FairPoint Communications, Inc.	9,000	147,600
Finisar Corp. (b)	32,100	34,989
General Cable Corp. (b)	10,800	179,280
General Communication, Inc. (b)	18,848	193,757
Globetel Communications Corp. (b)	10,400	21,736
Golden Telecom, Inc.	4,775	142,343
IDT Corp. (b)	12,900	167,571
InfoSpace, Inc. (b)	9,034	218,081
InterVoice-Brite, Inc. (b)	12,656	110,740
Iowa Telecommunications Services, Inc.	8,200	155,636
JAMDAT Mobile, Inc. (b)	4,000	114,480
Level 3 Communications, Inc. (b)	199,700	411,382
Neon Communications, Inc. (c) (d) (b)	125	0
North Pittsburgh Systems, Inc.	2,663	55,816
Premiere Global Services, Inc. (b)	17,215	175,937
Price Communications Corp. (b)	12,537	221,027
RCN Corp. (b)	5,100	123,318
Regent Communications, Inc. (b)	6,331	37,163
SBA Communications Corp. (b)	21,300	353,367
Shenandoah Telecommunications Co.	846	43,848
SureWest Communications	3,900	104,754
Talk America Holdings, Inc. (b)	9,720	84,953
Telkonet, Inc. (b)	14,300	73,502
UbiquiTel, Inc. (b)	24,000	219,360
US Unwired, Inc. (b)	31,600	196,552
UTStarcom, Inc. (b)	29,200	257,544
Valor Communications Group, Inc.	8,000	111,760
Westell Technologies, Inc., Class A (b)	14,729	60,389
XO Communications, Inc. (c) (d) (b)	5,400	0
Zhone Technologies, Inc. (b)	8,900	27,679

		7,075,089

Tire & Rubber (0.1%)

Bandag, Inc.	3,087	142,403
Cooper Tire & Rubber Co.	17,473	351,557

		493,960

Tobacco (0.2%)

Alliance One International, Inc.	23,921	144,961
Star Scientific, Inc. (b)	9,857	44,258
Universal Corp.	7,847	374,302
Vector Group Ltd.	8,920	173,137

		736,658

Transportation Services (1.2%)

Abx Air, Inc. (b)	12,400	111,600
AMERCO, Inc.	2,504	144,831
Arkansas Best Corp.	6,880	235,984
Covenant Transport, Inc., Class A (b)	4,903	66,191
Dynamex, Inc. (b)	1,100	19,459
EGL, Inc. (b)	10,233	205,990
Forward Air Corp.	8,251	287,547
Frozen Food Express Industries, Inc. (b)	1,300	13,598
Genesee & Wyoming, Inc., Class A (b)	4,950	149,837
Greenbrier Cos., Inc.	2,700	78,030
Gulfmark Offshore, Inc. (b)	4,000	110,160
Heartland Express, Inc.	12,645	263,142
Hornbeck Offshore Services, Inc. (b)	2,500	74,750
HUB Group, Inc., Class A (b)	4,470	138,481
Interpool, Inc.	500	10,775
Kansas City Southern Industries, Inc. (b)	20,279	457,494
Kirby Corp. (b)	5,957	286,830
Knight Transportation, Inc.	9,397	222,239
Maritrans, Inc.	3,800	100,586
Marten Transport Ltd. (b)	800	20,012
Offshore Logistics, Inc. (b)	6,400	230,400
Old Dominion Freight Line, Inc. (b)	5,853	193,851
Overnite Corp.	8,006	345,139
P.A.M. Transportation Services, Inc. (b)	1,200	19,752
Pacer International, Inc. (b)	8,554	216,758
Pegasus Solutions, Inc. (b)	6,135	66,565
RailAmerica, Inc. (b)	9,119	107,331
SCS Transportation, Inc. (b)	4,425	80,004
Sirva, Inc. (b)	3,900	41,496
U.S. Xpress Enterprises, Inc. (b)	4,800	63,072
Universal Truckload Services, Inc. (b)	1,500	27,375
USA Truck, Inc. (b)	2,500	70,025
Werner Enterprises, Inc.	14,002	265,618
Wright Express Corp. (b)	11,000	230,780

		4,955,702

Utilities (1.3%)

ALLETE, Inc.	6,100	294,752
Black Hills Corp.	9,910	395,211
Calpine Corp. (b)	153,160	508,491
Central Vermont Public Service Corp.	3,494	64,988
CH Energy Group, Inc.	4,363	214,441
Danielson Holding Corp. (b)	29,270	377,583
Duquesne Light Holdings, Inc.	21,184	410,970
Empire District Electric Co.	7,881	190,563
FuelCell Energy, Inc. (b)	13,103	129,720
Headwaters, Inc. (b)	11,944	510,606
IDACORP, Inc.	12,474	392,307
Littlelfuse, Inc. (b)	6,131	177,125
MGE Energy, Inc.	4,463	165,265
Northwestern Corp.	8,300	262,280
Otter Tail Co.	6,510	188,139

Sierra Pacific Resources (b)	34,324	445,526
Time Warner Telecom, Inc. (b)	17,574	119,327
UIL Holdings Corp.	4,228	230,341
UniSource Energy Corp.	10,789	347,945

		5,425,580

Warehousing (0.0%)

Mobile Mini, Inc. (b)	4,672	196,317

Water (0.1%)

American States Water Co.	4,601	143,091
California Water Service Group	3,852	159,858
Connecticut Water Service, Inc.	1,211	33,387
Middlesex Water Co.	5,116	114,701
Southwest Water Co.	8,700	111,621

		562,658

Wireless Equipment (0.4%)

Atheros Communications (b)	6,900	74,313
Endwave Corp. (b)	2,300	80,247
Glenayre Technologies, Inc. (b)	24,300	98,901
InPhonic, Inc. (b)	5,500	88,000
InterDigital Communications Corp. (b)	14,900	267,455

Novatel Wireless, Inc. (b)	9,704	116,739
Powerwave Technologies, Inc. (b)	25,705	294,837
SpectraLink Corp.	7,130	78,466
Syniverse Holdings, Inc. (b)	4,800	67,200
Universal Electronics, Inc. (b)	3,656	66,539
USA Mobility, Inc. (b)	8,189	229,046
ViaSat, Inc. (b)	5,923	132,320
Wireless Facilities, Inc. (b)	19,060	122,746

		1,716,809

Total Common Stocks		333,463,472

Cash Equivalents (18.4%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $75,514,584)	$72,495,373	72,495,373

Futures (0.7%)

Futures Collateral	2,956,500	2,956,500

Total Cash Equivalents		75,451,873

Corporate Bonds (0.0%)

Construction & Building Materials (0.0%)

Brookfield Homes, 12.00%, 6/30/20	450	450

Total Corporate Bonds		450

Short-Term Securities Held as Collateral for Securities Lending (25.8%)

Pool of short-term securities for Gartmore	105,780,372	105,780,372

Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Investments (Cost $458,998,052) (a) - 125.7%		514,696,167

Liabilities in excess of other assets - (25.7)%		(105,348,560)

NET ASSETS - 100.0%		$409,347,607

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.
(c)	Fair Valued Security.
(d)	Security has been deemed illiquid. The pricing committee has deemed the security to have zero value based upon procedures adopted by the Board Of Trustees.

At July 31, 2005, the Fund’s open long futures contracts were as follows:

Number of Contracts	Long Contracts*	Expiration	Market Value Covered By Contracts	Unrealized Appreciation (Depreciation)
221	Russell 2000	09/16/05	$75,377,575	$5,074,768

*	Cash pledged as collateral.

Gartmore International Index Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (92.6%)
AUSTRALIA (4.9%)
Airlines (0.0%)

Qantas Airways Ltd. (c)	104,816	$262,758

Banks (1.5%)

Australia & New Zealand Banking	211,705	3,427,081
Group Ltd. (c)
Commonwealth Bank of Australia (c)	150,424	4,434,739
Macquarie Bank Ltd. (c)	33,996	1,614,074
National Australia Bank Ltd. (c)	188,534	4,455,962
Suncorp-Metway Ltd. (c)	50,980	785,533
Westpac Banking Corp. Ltd. (c)	246,449	3,670,965

		18,388,354

Brewery (0.1%)

Foster’s Group Ltd. (c)	234,098	964,704
Lion Nathan Ltd. (c)	1,340	7,482

		972,186

Building & Construction (0.2%)

Boral Ltd. (c)	78,950	400,162
CSR Ltd. (c)	106,687	210,575
James Hardie Industries NV (c)	58,218	388,403
Leighton Holdings Ltd. (c)	37,177	354,173
Multiplex Group (b) (c)	202,839	464,118
Rinker Group Ltd. (c)	109,070	1,245,287

		3,062,718

Casino & Gambling (0.1%)

Aristocrat Leisure Ltd. (c)	57,873	542,533
Unitab Ltd. (c)	9,196	97,731

		640,264

Commercial Services (0.1%)

Brambles Industries Ltd. (c)	148,947	935,100
Mayne Nickless Ltd. (c)	100,202	369,782

		1,304,882

Computer Software & Services (0.0%)

Computershare Ltd. (c)	8,643	40,054

Consumer Products (0.0%)

Pacific Brands Ltd. (c)	55,889	100,321

Diversified (0.1%)

Futuris Corp. Ltd. (c)	66,271	105,695
Orica Ltd. (c)	14,935	215,766
Patrick Corp. Ltd. (c)	57,408	251,718
Wesfarmers Ltd. (c)	41,714	1,255,721

		1,828,900

Energy (0.2%)

Australian Gas and Light Co. Ltd. (c)	37,596	407,474
Origin Energy Ltd. (c)	46,233	255,201
Santos Ltd. (c)	74,098	602,650
Woodside Petroleum Ltd. (c)	71,776	1,635,762

		2,901,087

Entertainment (0.1%)

TABCORP Holdings Ltd. (c)	58,982	708,870

Financial Services (0.1%)

Australian Stock Exchange Ltd. (c)	463	8,973
Babcock & Brown Ltd. (b) (c)	7,333	85,175
Challenger Financial Services Group Ltd. (b) (c)	136,840	340,990
Perpetual Trustees Australia Ltd. (c)	160	7,735
SFE Corp. Ltd. (c)	46,358	387,509

		830,382

Food Products (0.2%)

Coles Myer Ltd. (c)	172,205	1,226,172
Woolworths Ltd. (c)	127,301	1,574,879

		2,801,051

Food & Beverage (0.0%)

Coca-Cola Amatil Ltd. (c)	53,443	315,726

Healthcare (0.0%)

Cochlear Ltd. (c)	14,207	433,103

Industrial (0.1%)

BHP Steel Ltd. (c)	84,051	593,641
OneSteel Ltd. (c)	121,136	248,757

		842,398

Insurance (0.3%)

AMP Ltd. (c)	212,823	1,087,873
AXA Asia Pacific Holdings Ltd. (c)	163,563	553,417
Insurance Australia Group Ltd. (c)	192,551	887,068
QBE Insurance Group Ltd. (c)	88,201	1,124,286

		3,652,644

Investment Companies (0.1%)

Macquarie Airports (c)	4,903	12,412
Macquarie Communications Infrastructure Group (c)	94,409	452,302
Macquarie Infrastructure Group (c)	347,002	1,043,995

		1,508,709

Manufacturing (0.0%)

Ansell Ltd. (c)	21,093	162,975

Medical & Medical Services (0.0%)

Sonic Healthcare Ltd. (c)	1,126	10,908

Metals & Mining (0.2%)

Newcrest Mining Ltd. (c)	58,414	719,845
Rio Tinto Ltd. (c)	44,261	1,636,015
WMC Ltd. (c)	139,860	610,020

		2,965,880

Minerals (0.7%)

BHP Billiton Ltd. (c)	472,321	6,965,614
Iluka Resources Ltd. (c)	68,235	423,606

		7,389,220

Multi-Media (0.0%)

Publishing & Broadcasting Ltd. (c)	26,129	303,730

Paper Products (0.1%)

Amcor Ltd. (c)	135,692	716,909
Paperlinx Ltd. (c)	37,495	99,476

		816,385

Pharmaceuticals (0.0%)

CSL Ltd. (c)	22,877	601,888

Printing & Publishing (0.0%)

John Fairfax Holdings Ltd. (c)	177,108	589,361

Property Trust (0.5%)

Centro Properties Group (c)	64,033	271,039

Centro Retail Trust (b) (c)	21,344	0
Commonwealth Property Office Fund (c)	150,868	148,805
DB RREEF Trust (c)	122,775	128,221
Gandel Retail Trust (c)	181,710	236,045
General Property Trust (c)	312,427	903,388
ING Industrial Fund (c)	2,152	3,511
Investa Property Group (c)	203,122	305,439
Macquarie Goodman Group (c)	57,172	175,510
Mirvac Group (c)	207,466	596,967
Stockland Trust Group (c)	122,768	530,284
Westfield Group (c)	162,977	2,214,317

		5,513,526

Public Thoroughfares (0.1%)

Transurban Group (c)	145,604	786,369

Real Estate (0.0%)

Lend Lease Corp. Ltd. (c)	64,187	633,744

Retail (0.0%)

Harvey Norman Holdings Ltd. (c)	33,787	69,156

Telecommunications (0.1%)

Telstra Corp. Ltd. (c)	285,476	1,093,363

Transportation (0.0%)

Toll Holdings Ltd. (c)	40,739	415,692

		61,946,604

AUSTRIA (0.4%)
Airports (0.0%)

Flughafen Wien AG (c)	25	1,609

Banks (0.1%)

Bank Austria Creditanstalt (c)	4,234	449,441
Ersete Bank Der Oesterreichischen Sparkassen AG (c)	16,682	849,554

		1,298,995

Building & Construction (0.0%)

Wienerberger AG (c)	8,964	415,568

Energy (0.1%)

OMV AG (c)	20,300	945,412

Industrial (0.1%)

Andritz AG (c)	4,197	401,771
VA Technologie AG (b) (c)	3,852	302,916

		704,687

Manufacturing (0.0%)

RHI AG (b) (c)	8,930	267,275

Paper Products (0.0%)

Mayr-Melnhof Karton AG (c)	15	2,145

Real Estate (0.0%)

Immofinanz Immobilien Anlagen AG (b) (c)	18,434	169,385

Steel (0.0%)

Boehler-Uddeholm AG (c)	2,508	379,479
Voest-Alpine AG (c)	1,961	145,148

		524,627

Telecommunications (0.1%)

Telekom Austria AG (c)	40,771	822,432

Utilities (0.0%)

Oesterrichische Elektrizktaetswirtschafts AG (c)	33	9,834

		5,161,969

BELGIUM (1.3%)
Banks (0.7%)

Dexia (c)	69,690	1,572,794

Fortis (c)	159,660	4,661,868
KBC Bankverzekeringsholding (c)	28,521	2,270,636

		8,505,298

Brewery (0.1%)

Interbrew (c)	19,181	712,710

Chemicals (0.0%)

Solvay SA (c)	5,603	604,105

Consumer Cyclicals (0.0%)

D’ Ieteren NV (c)	323	71,093

Diversified (0.1%)

Groupe Bruxelles Lambert SA (c)	7,933	716,029

Electronics (0.0%)

Barco NV (c)	2,459	179,702

Food Products (0.0%)

Colruyt NV (c)	1,132	155,121

Manufacturing (0.0%)

Bekaert SA (c)	48	3,771

Metals (0.0%)

Umicore (c)	6,530	577,456

Pharmaceuticals (0.1%)

Omega Pharma SA (c)	2,857	161,263
UCB SA (c)	12,529	675,720

		836,983

Photographic Products (0.0%)

AGFA Gevaert NV (c)	13,558	376,454

Real Estate (0.0%)

Cofinimmo (c)	660	102,445

Retail (0.1%)

Delhaize Le Lion SA (c)	10,715	658,711

Telecommunications (0.1%)

Belgacom SA (c)	28,297	1,000,008
Mobistar SA (c)	1,419	110,849

		1,110,857

Transportation (0.0%)

Compagnie Maritime Belge SA (c)	5,335	158,491
Euronav SA (c)	5,335	177,883

		336,374

Utilities (0.1%)

Electrabel SA (c)	3,168	1,440,655

		16,387,764

DENMARK (0.8%)
Airports (0.0%)

Kobenhavns Lufthavne AS (c)	23	5,510

Banks (0.1%)

Danske Bank AS (c)	57,484	1,791,421

Brewery (0.0%)

Carlsberg AG (c)	5,617	300,241

Electronics (0.1%)

Bang & Olufsen AS (c)	2,558	180,736
Vestas Wind Systems AS (b) (c)	36,076	661,540

		842,276

Food Products (0.0%)

Danisco AS (c)	8,636	570,303
East Asiatic Co. Ltd. (c)	70	5,504

		575,807

Healthcare (0.0%)

Coloplast AS (c)	3,108	182,591

Insurance (0.0%)

Topdanmark AS (b) (c)	2,650	191,851

Medical Products (0.0%)

William Demant Holding AS (b) (c)	123	5,955

Pharmaceuticals (0.3%)

H. Lunbeck AS (c)	2,165	53,474
Novo Nordisk AS, Class B (c)	37,058	1,914,674
Novozymes AS, Class B (c)	2,868	146,292

		2,114,440

Security Services (0.0%)

Group 4 Securicor PLC (c)	85,993	241,556

Telecommunications (0.2%)

GN Store Nord AS (GN Great Nordic) (c)	39,917	443,681
TDC AS (c)	32,491	1,459,507

		1,903,188

Transportation (0.1%)

Dampskibsselskabet Svendborg AS (c)	139	1,352,757
DSV, De Sammensluttede Vognmaend (c)	2,592	244,572

		1,597,329

		9,752,165

FINLAND (1.4%)
Computer Software/Services (0.0%)

TietoEnator Oyj (c)	10,774	350,638

Energy (0.0%)

Neste Oil Oyj (b) (c)	22,674	630,429

Financial Services (0.1%)

Sampo Insurance Co. Oyj (c)	52,276	799,526

Food Products (0.0%)

Kesko Oyj (c)	6,931	188,462

Industrial (0.0%)

Metso Oyj (c)	16,956	408,252

Insurance (0.0%)

Pohjola Group PLC, Class D (c)	3,726	56,761

Machinery & Equipment (0.1%)

KCI Konecranes Oyj (c)	7,293	329,978
Kone Corporation, Class B (b) (c)	5,592	381,073

		711,051

Manufacturing (0.0%)

Amer Group Ltd. (c)	9,040	176,577
Uponor Oyj (c)	6,861	135,319
Wartsila Corp. (c)	234	7,198

		319,094

Metal Fabricate/Hardware (0.0%)

Rautaruukki Oyj (c)	19,196	329,393

Metals (0.0%)

Outokumpu Oyj (c)	3,277	45,094

Oil & Gas (0.1%)

Fortum Oyj (c)	66,172	1,204,965

Paper Products (0.2%)

Stora Enso Oyj (c)	71,732	949,228
UPM-Kymmene Oyj (c)	74,197	1,436,647

		2,385,875

Pharmaceuticals (0.0%)

Orion Oyj (c)	8,093	155,177

Telecommunications (0.9%)

Elisa Oyj (c)	5,885	105,689
Nokia Oyj (c)	603,180	9,604,935

		9,710,624

Tire & Rubber (0.0%)

Nokian Renkaat Oyj (c)	20,780	421,912

Transportation (0.0%)

Cargotec Corp., Class B (b) (c)	5,592	165,990

		17,883,243

FRANCE (8.8%)
Advertising (0.0%)

PagesJaunes SA (c)	7,046	172,695
Publicis Groupe SA (c)	11,862	402,996

		575,691

Aerospace & Defense (0.1%)

European Aeronautic Defence & Space Co. (c)	28,024	938,855
Thales SA (c)	14,237	576,819
Zodiac SA (c)	5,565	316,633

		1,832,307

Airlines (0.0%)

Air France (c)	15,717	257,358

Apparel (0.0%)

Hermes International (c)	238	49,257

Automotive (0.3%)

PSA Peugeot Citroen (c)	24,495	1,572,654
Renault SA (c)	21,698	1,986,126
Valeo SA (c)	14,672	620,682

		4,179,462

Banks (1.2%)

Banque Nationale de Paris (c)	99,298	7,163,541
Credit Agricole SA (c)	73,071	1,998,446
Societe BIC SA (c)	257	14,463
Societe Generale (c)	43,758	4,776,044

		13,952,494

Building & Construction (0.4%)

Compagnie Francaise d’Etudes et de	17,103	914,382
Construction Technip SA (c)
Imerys SA (c)	850	62,489
Lafarge SA (c)	25,569	2,418,612
Vinci SA (c)	23,134	1,872,832

		5,268,315

Chemicals (0.2%)

L’Air Liquide SA (c)	13,467	2,389,907

Computer Software/Services (0.1%)

Atos Origin SA (b) (c)	4,906	350,177
Business Objects SA (b) (c)	15,218	503,496
Cap Gemini SA (b) (c)	21,661	727,243
Dassault Systems SA (c)	4,166	213,364

		1,794,280

Cosmetics & Personal Care (0.2%)

L’Oreal SA (c)	33,566	2,645,063

Electronics & Electrical Equipment (0.4%)

Alstom (b) (c)	807,990	823,647
Sagem SA (c)	14,624	323,932
Schneider Electric SA (c)	29,692	2,328,933
Thomson Multimedia (c)	44,308	1,001,740

		4,478,252

Energy (1.5%)

TotalFinaElf SA (c)	70,468	17,623,677

Entertainment (0.3%)

Vivendi Universal SA (c)	136,989	4,350,581

Financial Services (0.1%)

Pernod Ricard SA (c)	10,438	1,746,614

Food Products (0.5%)

Carrefour SA (c)	69,158	3,262,474
Casino Guichard Perrachon SA (c)	3,184	223,061
Groupe Danone (c)	29,699	2,926,699

		6,412,234

Healthcare (1.1%)

Essilor International SA (c)	16,241	1,178,115
Sanofi-Synthelabo SA (c)	129,688	11,195,874

		12,373,989

Hotels & Lodging (0.1%)

Accor SA (c)	28,855	1,468,631

Insurance (0.4%)

Axa (c)	176,394	4,814,818
CNP Assurances (c)	1,329	89,205
SCOR (c)	174,382	365,475

		5,269,498

Manufacturing (0.3%)

Compagnie de Saint-Gobain (c)	37,142	2,228,617
Compagnie Generale des Etablissements Michelin (c)	20,405	1,256,500
Neopost SA (c)	3,694	343,501

		3,828,618

Printing & Publishing (0.1%)

Lagardere S.C.A. (c)	18,818	1,357,486

Public Thoroughfares (0.0%)

Autoroutes du Sud de la France (c)	3,788	215,982

Real Estate (0.1%)

Gecina SA (c)	1,421	161,210
Klepierre (c)	2,106	202,220
Unibail SA (c)	6,204	857,721

		1,221,151

Restaurants (0.0%)

Sodexho Alliance SA (c)	14,707	523,913

Retail (0.1%)

Pinault-Printemps-Redoute SA (c)	10,234	1,032,344

Telecommunications (0.9%)

Alcatel SA (b) (c)	150,314	1,833,650
Bouygues SA (c)	33,166	1,448,953
France Telecom SA (c)	177,373	5,472,549
LVMH Moet Louis Vuitton Hennessy SA (c)	29,289	2,428,378

		11,183,530

Television (0.0%)

Societe Television Francaise 1 (c)	14,839	413,806

Utilities (0.4%)

Suez SA (c)	110,816	3,042,455
Veolia Environnement (c)	45,326	1,760,242

		4,802,697

		111,247,137

GERMANY (6.5%)
Airlines (0.0%)

Lufthansa AG (c)	42,709	534,635

Apparel (0.2%)

Adidas AG (c)	7,494	1,354,870
Puma AG (c)	2,916	730,049

		2,084,919

Automotive (0.8%)

DaimlerChrysler AG (c)	102,582	4,968,062
Deutsche Post AG (c)	69,990	1,732,996
Porsche AG (c)	1,390	1,102,661
Volkswagen AG (c)	34,477	1,864,906

		9,668,625

Banks (0.8%)

Bayerische Vereins AG (b) (c)	83,935	2,197,113
Commerzbank AG (c)	72,543	1,618,404
Deutsche Bank AG (c)	64,576	5,582,426
Hypo Real Estate Holding AG (c)	14,991	609,473

		10,007,416

Building & Construction (0.0%)

Hochtief AG (c)	2,189	83,119

Chemicals (0.7%)

BASF AG (c)	72,308	5,126,341
Bayer AG (c)	83,151	2,966,660
Henkel KGaA (c)	9,057	849,497

		8,942,498

Computer Hardware (0.0%)

Wincor Nixdorf AG (c)	3,933	356,592

Computer Software & Services (0.4%)

Sap AG (c)	26,532	4,546,900

Construction Materials & Supplies (0.1%)

HeidelbergCement AG (c)	9,680	697,502

Electronics & Electrical Equipment (0.0%)

Epcos AG (b) (c)	5,705	83,840

Financial Services (0.1%)

Deutsche Boerse AG (c)	17,368	1,522,475
MLP AG (c)	2,953	57,789

		1,580,264

Food Products (0.0%)

Suedzucker AG (c)	205	4,295

Healthcare (0.0%)

Fresenius Medical Care AG (c)	2,224	193,730

Hotels & Lodging (0.0%)

Preussag AG (c)	22,863	596,296

Industrial (0.7%)

Linde AG (c)	9,581	674,251
MAN AG (c)	23,284	1,083,184
Siemens AG (c)	100,177	7,707,001

		9,464,436

Insurance (0.6%)

Allianz AG (c)	45,342	5,753,946
Muenchener Rueckversicherungs-Gesellschaft AG (c)	20,789	2,413,075

		8,167,021

Manufacturing (0.1%)

Continental AG (c)	20,254	1,571,818

Metals & Mining (0.1%)

Thyssen Krupp AG (c)	48,841	917,027

Personal Care (0.0%)

Beiersdorf AG (c)	645	73,355

Pharmaceuticals (0.2%)

Altana AG (c)	9,112	477,270
Gehe AG (c)	1,538	124,103
Merck KGaA (c)	7,384	655,195
Schering AG (c)	26,925	1,695,548

		2,952,116

Real Estate (0.0%)

IVG Immobilien AG (c)	8,852	179,629

Retail (0.1%)

Douglas Holding AG (c)	2,372	91,240
Karstadt AG (b) (c)	24,689	336,217
Metro AG (c)	15,382	774,019

		1,201,476

Semiconductors (0.1%)

Infineon Technologies AG (b) (c)	82,633	811,734

Telecommunications (0.5%)

Deutsche Telecom AG (c)	331,723	6,565,029

Utilities (1.0%)

E.On AG (c)	77,017	7,116,599
RWE AG (c)	56,591	3,774,779

		10,891,378

		82,175,650

GREECE (0.6%)
Banks (0.3%)

Alpha Bank A.E. (c)	47,595	1,319,474
Commercial Bank of Greece SA (b) (c)	3,650	116,677
Eurobank (c)	17,891	572,376
National Bank of Greece SA (c)	40,326	1,472,080
Piraeus Bank SA (c)	17,078	324,553

		3,805,160

Beverages (0.0%)

Hellenic Bottling Co. SA (c)	5,706	161,275

Building & Construction (0.0%)

Hellenic Technodomiki Tev SA (c)	13,131	71,115
Technical Olympic SA (c)	12,569	83,655
Titan Cement Co. SA (c)	253	8,556

		163,326

Casino & Gambling (0.1%)

Greek Organization of Football Prognostics (c)	30,193	981,548

Electric Utility (0.1%)

Public Power Corp. (c)	26,698	666,019

Energy (0.0%)

Hellenic Petroleum SA (c)	487	5,516

Hotels & Motels (0.0%)

Hyatt Regency Hotels & Tourism SA (c)	131	1,625

Metals & Mining (0.0%)

Viohalco, Hellenic Copper & Aluminum Industry SA (c)	376	2,695

Retail (0.0%)

Folli-Follie SA (c)	1,393	43,867
Germanos SA (c)	15,982	265,247
Hellenic Duty Free Shops SA (c)	5,509	98,601

		407,715

Telecommunications (0.1%)

Cosmote Mobile Telecommunications SA (c)	16,827	318,740
Hellenic Telecommunication Organization SA (b) (c)	34,867	709,522
Intracom SA (c)	10,021	52,324

		1,080,586

Tobacco (0.0%)

Papastratos Cigarette Co. (b) (c)	5,006	116,060

		7,391,525

HONG KONG (1.5%)
Airlines (0.0%)

Cathay Pacific Airways Ltd. (c)	95,000	176,342

Banks (0.2%)

Bank of East Asia Ltd. (c)	185,400	562,826
BOC Hong Kong Holdings Ltd. (c)	457,600	922,602
Hang Seng Bank Ltd. (c)	89,900	1,241,374

		2,726,802

Broadcasting & Television (0.0%)

Television Broadcasts Ltd. (c)	16,000	96,231

Building & Construction (0.0%)

Cheung Kong Infrastructure Holdings Ltd. (c)	2,000	6,238

Chemicals (0.0%)

Kingboard Chemical Holdings Ltd. (c)	67,548	192,402

Distribution (0.1%)

Esprit Asia Holdings Ltd. (c)	101,000	750,728
Li & Fung Ltd. (c)	216,000	455,148

		1,205,876

Diversified Operations (0.1%)

Swire Pacific Ltd. (c)	115,000	1,096,814
Wharf (Holdings) Ltd. (The) (c)	80,000	299,714

		1,396,528

Electronics & Electrical Equipment (0.1%)

Hongkong Electric Holdings Ltd. (c)	163,000	774,023
Johnson Electric Holdings Ltd. (c)	172,600	164,954

		938,977

Financial Services (0.0%)

Hong Kong Exchanges & Clearing Ltd. (c)	170,000	527,396

Hotels & Motels (0.0%)

Shangri-La Asia Ltd. (c)	4,000	7,057

Industrial (0.2%)

Hutchison Whampoa Ltd. (c)	270,000	2,628,669

Manufacturing (0.0%)

Techtronic Industries Co. Ltd. (c)	41,370	102,583
Yue Yuen Industrial Holdings Ltd. (c)	35,000	110,421

		213,004

Printing & Publishing (0.0%)

South China Morning Post Ltd. (c)	4,000	1,761

Real Estate (0.6%)

Cheung Kong Holdings Ltd. (c)	222,000	2,386,783
Hang Lung Properties Ltd. (c)	381,000	603,796
Henderson Land Development Co. Ltd. (c)	82,300	414,789
Hopewell Holdings Ltd. (c)	74,569	192,949
Hysan Development Co. Ltd. (c)	2,673	6,295
Kerry Properties Ltd. (c)	2,000	5,162
New World Developments Co. (c)	427,679	569,455
Sino Land Co. Ltd. (c)	304,000	357,817
Sun Hung Kai Properties Ltd. (c)	169,000	1,738,551

		6,275,597

Retail (0.0%)

Giordano International Ltd. (c)	169,200	125,969

Semiconductors (0.0%)

ASM Pacific Technology Ltd. (c)	18,800	87,656

Telecommunications (0.0%)

Hutchison Telecommunications International Ltd. (b) (c)	147,642	169,482
PCCW Ltd. (c)	400,700	269,293

		438,775

Transportation (0.0%)

MTR Corp. Ltd. (c)	22,214	45,918
Orient Overseas International (c)	25,746	118,920

		164,838

Utilities (0.2%)

CLP Holdings Ltd. (c)	207,100	1,197,365
Hong Kong & China Gas Co. Ltd. (c)	426,100	888,573

		2,085,938

		19,296,056

IRELAND (0.8%)
Airlines (0.0%)

Ryanair Holdings PLC (b) (c)	3,804	30,602

Banks (0.5%)

Allied Irish Banks PLC (c)	122,427	2,649,840
Bank of Ireland (c)	129,613	2,154,045
Depfa Bank PLC (c)	34,531	556,349

		5,360,234

Building & Construction (0.2%)

CRH PLC (c)	81,699	2,313,441
Kingspan Group PLC (c)	23,725	309,544

		2,622,985

Casino & Gambling (0.0%)

Paddy Power PLC (c)	10,408	187,999

Consumer Products (0.0%)

Waterford Wedgewood PLC (b) (c)	403	30

Diversified (0.0%)

DCC PLC (c)	2,840	62,744

Financial Services (0.0%)

Irish Life & Permanent PLC (c)	30,942	559,003

Food Products (0.1%)

Fyffes PLC (c)	1,184	3,584
Greencore Group PLC (c)	42,284	188,280
IAWS Group PLC (c)	13,536	197,115
Kerry Group PLC (c)	14,187	354,240

		743,219

Multi-Media (0.0%)

Independent News & Media PLC (c)	2,840	8,739

Pharmaceuticals (0.0%)

Elan Corp. PLC (b) (c)	44,359	322,728

Retail (0.0%)

Grafton Group PLC (b) (c)	39,058	443,736

Telecommunications (0.0%)

Eircom Group PLC (c)	2,151	4,408

		10,346,427

ITALY (3.8%)
Aerospace & Defense (0.1%)

Finmeccanica SpA (c)	40,020	729,789

Apparel (0.0%)

Benetton Group SpA (c)	1,026	10,169

Automotive (0.1%)

Fiat SpA (b) (c)	96,228	814,697

Banks (1.2%)

Banc Monte Dei Paschi Di Seina SpA (c)	64,545	244,443
Banca Antonveneta SpA (c)	37,567	1,148,131
Banca di Roma SpA (c)	210,954	1,225,311

Banca Intesa SpA (c)	52,176	239,361
Banca Nazionale del Lavoro (BNC) (b) (c)	239,401	774,259
Banche Popolari Unite Scrl (c)	35,064	708,942
Banco Popolare di Verona e Novara Scrl (c)	58,896	1,051,590
FinecoGroup SpA (c)	2,455	23,639
IntesaBci SpA (c)	374,968	1,820,744
Mediobanca SpA (c)	81,257	1,549,285
San Paolo IMI SpA (c)	152,440	2,202,761
UniCredito Italiano SpA (c)	605,851	3,205,801

		14,194,267

Broadcasting & Television (0.1%)

Mediaset SpA (c)	139,344	1,694,201

Building & Construction (0.0%)

Italcementi SpA (c)	310	5,017

Energy (0.7%)

Eni SpA (c)	328,219	9,299,615

Financial Services (0.0%)

Banca Fideuram SpA (c)	70,803	360,246
Mediolanum SpA (c)	40,463	265,742

		625,988

Gas-Transportation (0.1%)

Snam Rete Gas SpA (c)	164,760	903,821

Insurance (0.5%)

Alleanza Assicurazioni SpA (c)	53,527	615,573
Assicurazioni Generali SpA (c)	127,540	4,165,747
Riunione Adriatica di Sicurta SpA (c)	47,828	956,191

		5,737,511

Medical Products (0.0%)

Luxottica Group SA (c)	6,419	147,615

Multi-Media (0.0%)

Seat Pagine Gialle SpA (b) (c)	185,042	81,569
Telecom Italia Media SpA (b) (c)	312,380	166,484

		248,053

Pharmaceuticals (0.0%)

Banca Popolare de Milano (c)	47,106	464,233

Printing & Publishing (0.0%)

Gruppo Editorale L’Espresso SA (c)	6,274	36,875

Public Thoroughfares (0.1%)

Autostrade SpA (c)	49,633	1,250,652

Publishing (0.0%)

Mondadori (Arnoldo) Editore SpA (c)	639	6,467

Restaurants (0.0%)

Autogrill SpA (c)	13,233	187,174

Retail (0.0%)

Bulgari SpA (c)	15,477	181,700

Telecommunications (0.5%)

Telecom Italia SpA (c)	1,387,195	4,519,238
Telecom Italia SpA (c)	655,203	1,758,597
Tiscali SpA (b) (c)	90,285	276,292

		6,554,127

Tire & Rubber (0.0%)

Pirelli & C. SpA (c)	215,146	226,881

Utilities (0.4%)

Edison SpA (b) (c)	109,925	245,666
Enel SpA (c)	505,793	4,332,069
Terna SpA (c)	195,496	493,035

		5,070,770

		48,389,622

JAPAN (19.5%)
Advertising (0.0%)

Asatsu-DK, Inc. (c)	200	5,605
Dentsu, Inc. (c)	241	594,295
Hakuhodo DY Holdings, Inc. (b) (c)	300	21,038

		620,938

Agriculture (0.1%)

Ajinomoto Co., Inc. (c)	102,000	1,078,394

Airline Services (0.1%)

All Nippon Airways Co. Ltd. (c)	58,000	179,422
Japan Airlines System Corp. (c)	78,000	207,810
Yamato Transport Co. Ltd. (c)	66,000	875,695

		1,262,927

Apparel (0.1%)

Fast Retailing Co. Ltd. (c)	4,300	251,558
Gunze Ltd. (c)	83,000	397,049
Wacoal Corp. (c)	4,000	49,455
World Co. Ltd. (c)	300	12,488

		710,550

Audio & Video Products (0.0%)

Yamaha Corp. (c)	19,000	306,912

Automotive (2.1%)

Aisin Seiki Co. Ltd. (c)	18,300	427,593
Denso Corp. (c)	70,000	1,688,771
Hino Motors Ltd. (c)	10,000	58,363
Honda Motor Co. Ltd. (c)	96,300	4,959,252
NGK Spark Plug Co. (c)	44,000	583,761
NHK Spring Co. Ltd. (b) (c)	51,000	409,325
Nissan Motor Co. (c)	258,800	2,687,746
Nok Corp. (c)	7,000	177,090
Sanden Corp. (c)	50,000	218,044
Toyoda Gosei Co. Ltd. (c)	2,000	34,427
Toyota Industries Corp. (c)	14,000	398,856
Toyota Motor Co. Ltd. (c)	365,500	13,819,251
USS Co. Ltd. (c)	7,430	497,108
Yamaha Motor Co. Ltd. (c)	24,000	442,885

		26,402,472

Banks (1.7%)

77th Bank Ltd. (The) (c)	14,000	82,561
Bank of Fukuoka Ltd. (The) (c)	78,000	447,528
Bank of Yokohama Ltd. (The) (c)	192,000	1,084,679
Chiba Bank (c)	102,000	656,773
Daiwa Bank Holdings, Inc. (b) (c)	517,800	914,994
Gunma Bank Ltd. (c)	10,000	59,673
Hokugin Financial Group, Inc. (c)	125,000	357,476
Joyo Bank (c)	38,000	184,398
Mitsubishi Tokyo Financial Group, Inc. (c)	671	5,591,621
Mitsui Trust Holdings, Inc. (c)	70,000	706,068
Mizuho Financial Group, Inc. (c)	1,037	4,661,371
Nishi-Nippon City Bank Ltd. (c)	8,000	32,525
Shinsei Bank Ltd. (c)	161,000	864,114
Shizuoka Bank Ltd. (The) (c)	45,000	378,763
Sumitomo Mitsui Financial Group, Inc. (c)	509	3,347,620
Suruga Bank Ltd. (The) (c)	7,000	55,349
UFJ Holdings, Inc. (b) (c)	499	2,568,542

		21,994,055

Beverages (0.0%)

Ito En Ltd. (c)	1,300	63,691
Takara Shuzo Co. Ltd. (c)	17,000	106,062
Yakult Honsha Co. Ltd. (c)	14,000	253,601

		423,354

Brewery (0.1%)

Asahi Breweries Ltd. (c)	64,000	720,336
Kirin Brewery Co. Ltd. (c)	69,000	644,180
Sapporo Holdings Ltd. (c)	90,000	396,961

		1,761,477

Broadcasting & Television (0.0%)

Fuji Television Network, Inc. (c)	149	287,976

Building & Construction (0.8%)

Asahi Glass Co. Ltd. (c)	103,700	996,324
Central Glass Co. Ltd. (c)	5,000	31,037
Daikin Industries Ltd. (c)	39,300	953,493
Daiwa House Industry Co. Ltd. (c)	67,000	749,650
Hitachi Construction Machinery Co. Ltd. (c)	23,000	312,100
Kajima Corp. (c)	116,000	418,914
Keio Teito Electric Railway Co. Ltd. (c)	63,200	331,348
Komatsu Ltd. (c)	139,000	1,305,248
Matsushita Electric Works Ltd. (c)	38,284	320,797
Nippon Sheet Glass Co. Ltd. (c)	44,000	181,118
Nippon Yusen Kabushiki Kaisha (c)	110,900	638,422
Nishimatsu Construction Co. Ltd. (c)	99,600	356,965
Obayashi Corp. (c)	66,500	371,882
Okumura Corp. (c)	26,000	143,669
Sanwa Shutter Corp. (c)	38,000	219,372
Sekisui House Ltd. (c)	69,000	694,540
Shimizu Corp. (c)	56,000	265,844
Sumitomo Osaka Cement Co. Ltd. (c)	144,400	376,631
Taiheiyo Cement Corp. (c)	115,000	332,815
Taisei Construction Corp. (c)	161,000	532,423
Toda Corp. (c)	44,000	192,091
Tostem Inax Holding Corp. (c)	19,000	308,729

		10,033,412

Chemicals (0.9%)

Asahi Kasei Corp. (c)	97,000	434,584
Daicel Chemical Industries Ltd. (c)	2,000	11,153
Dainippon Ink & Chemicals, Inc. (c)	22,000	66,802
Denki Kagaku Kogyo Kabushiki Kaisha (c)	2,000	7,243
Hitachi Chemical Co. Ltd. (c)	3,000	51,375
Ishihara Sangyo Kaisha Ltd. (c)	148,000	323,809
Kaneka Corp. (c)	42,000	473,151
Kansai Paint Co. Ltd. (c)	30,000	199,703
Kuraray Co. (c)	41,400	370,651
Mitsubishi Chemical Corp. (c)	251,000	735,526
Mitsubishi Gas Chemical Co. Ltd. (c)	7,000	36,741
Mitsui Chemicals, Inc. (c)	121,100	731,959
Nippon Kayaku Co. Ltd. (c)	20,000	134,808
Nippon Shokubai Co. Ltd. (c)	16,000	130,284
Nissan Chemical Industries Ltd. (c)	42,000	481,227
Nitto Denko Corp. (c)	19,610	1,073,343
Sekisui Chemical Co. Ltd. (c)	45,800	295,635
Shin-Etsu Chemical Co. Ltd. (c)	54,900	2,076,096
Showa Denko K.K. (c)	136,000	341,868
Sumitomo Bakelite Co. Ltd. (c)	24,000	147,834
Sumitomo Chemical Co. Ltd. (c)	160,200	815,180
Tokuyama Corp. (c)	54,000	432,756
Toray Industries, Inc. (c)	141,000	658,020
Tosoh Corp. (c)	121,000	477,550
Ube Industries Ltd. (c)	195,000	425,055

		10,932,353

Commercial Services (0.2%)

Goodwill Group, Inc. (c)	88	151,377

Nichii Gakkan Co. (c)	8,100	212,995
NTT Data Corp. (c)	90	296,834
Secom Co. (c)	34,000	1,509,821
TIS, Inc. (c)	4,900	143,067

		2,314,094

Computer Hardware (0.3%)

Fujitsu Ltd. (c)	177,000	987,721
NEC Corp. (c)	295,000	1,506,205
NEC Electronics Corp. (c)	5,200	181,216
Toshiba Corp. (c)	378,000	1,465,622

		4,140,764

Computer Software & Services (0.5%)

CSK Corp. (c)	8,400	311,947
eAccess Ltd. (c)	454	313,270
Fuji Soft ABC, Inc. (c)	5,400	165,859
Hitachi Software Engineering Co. Ltd. (c)	16,400	271,666
Index Corp. (b) (c)	130	377,680
Konami Co. Ltd. (c)	9,700	211,744
Meitec Corp. (c)	4,000	121,365
Net One Systems Co. Ltd. (c)	132	337,439
Nomura Research Institute Ltd. (c)	2,500	241,606
OBIC Co. Ltd. (c)	100	17,154
Oracle Corp. (c)	1,100	48,436
Rakuten, Inc. (c)	693	527,935
Softbank Corp. (c)	36,900	1,506,962
Trend Micro, Inc. (c)	18,000	644,096
Yahoo! Japan Corp. (c)	363	776,257

		5,873,416

Consumer Products (0.0%)

Bandai Co. Ltd. (c)	8,800	191,740
Onward Kashiyama Co. Ltd. (c)	10,000	135,303

		327,043

Containers (0.0%)

Toyo Seikan Kaisha Ltd. (c)	15,200	233,683

Cosmetics & Toiletries (0.0%)

Uni-Charm Corp. (c)	6,400	246,561

Electric Utilities (0.0%)

Alps Electric Co. Ltd. (c)	24,000	358,663

Electronics & Electrical Equipment (2.7%)

Anritsu Corp. (c)	42,000	215,351
Canon, Inc. (c)	92,500	4,550,345
Casio Computer Co. Ltd. (c)	36,000	462,870
Dainippon Screen Manufacturing Co. Ltd. (c)	44,000	293,399
Fuji Electric Holdings Co. Ltd. (c)	2,000	7,279
Fujikura Ltd. (c)	47,000	234,732
Furukawa Electric Co. Ltd. (b) (c)	81,300	356,754
Hirose Electric Co. Ltd. (c)	3,400	352,306
Hitachi Ltd. (c)	360,000	2,185,731
Hoya Corp. (c)	16,100	1,981,306
Ibiden Co. Ltd. (c)	20,300	543,673
Keyence Corp. (c)	3,180	761,687
Kyocera Corp. (c)	24,900	1,754,596
Mabuchi Motor Co. Ltd. (c)	3,100	171,760
Matsushita Electric Industrial Co. Ltd. (c)	261,902	4,244,163
Mitsumi Electric Co. Ltd. (c)	29,200	295,282
Murata Manufacturing Co. (c)	27,100	1,307,392
NGK Insulators Ltd. (c)	22,000	221,746
Nidec Corp. (c)	5,400	583,820
Nintendo Co. (c)	12,700	1,330,396
Nippon Electric Glass Co. Ltd. (c)	10,000	149,848

Omron Corp. (c)	17,000	362,081
Pioneer Electronic Corp. (c)	32,400	477,324
Ricoh Co. Ltd. (c)	66,900	1,022,164
Sanyo Electric Co. (c)	172,200	423,477
Sharp Corp. (c)	119,000	1,796,078
Sony Corp. (c)	127,300	4,164,069
Stanley Electric Co. Ltd. (c)	23,000	362,011
Sumitomo Electric Industries Ltd. (c)	62,000	693,636
Taiyo Yuden Co. Ltd. (c)	28,000	315,361
TDK Corp. (c)	19,300	1,324,070
Uniden Corp. (c)	18,000	291,707
Ushio, Inc. (c)	3,000	58,520
Yokogawa Electric Co. Ltd. (c)	44,000	541,953

		33,836,887

Energy (0.1%)

Inpex Corp. (c)	6	38,649
Nippon Oil Co. Ltd. (c)	148,000	1,010,751
Teikoko Oil Co. Ltd. (c)	64,000	482,889
TonenGeneral Sekiyu K.K. (c)	11,000	116,688

		1,648,977

Engineering (0.1%)

Chiyoda Corp. (c)	34,000	468,773
COMSYS Holdings Corp. (c)	35,227	333,769
Mitsui Engineering & Shipbuilding Co. Ltd. (c)	174,000	358,020
Takuma Co. Ltd. (c)	42,100	295,412

		1,455,974

Entertainment (0.0%)

Namco Ltd. (c)	11,600	167,017
Sankyo Co. Ltd. (c)	2,200	101,959
Toho Co. Ltd. (c)	3,100	46,498

		315,474

Financial Services (0.9%)

Acom Co. Ltd. (c)	8,200	511,699
Aeon Credit Service Co. Ltd. (c)	2,700	164,891
Aiful Corp. (c)	5,917	425,939
Credit Saison Co. (c)	29,300	975,859
Daiwa Securities Ltd. (c)	169,000	988,821
Hitachi Capital Corp. (c)	200	3,888
Itochu Techno-Science Corp. (c)	600	19,745
JAFCO Co. Ltd. (c)	1,200	64,480
Matsui Securities Co. Ltd. (c)	33,200	298,556
Nikko Securities Co. Ltd. (c)	219,000	935,213
Nomura Securities Co. (c)	254,200	3,009,389
Orix Corp. (c)	12,400	1,831,554
Promise Co. Ltd. (c)	7,550	458,316
Sumitomo Trust & Banking Co. Ltd. (c)	130,000	799,556
Takefuji Corp. (c)	15,180	979,670

		11,467,576

Food Products (0.3%)

Ariake Japan Co. Ltd. (c)	13,200	304,380
Japan Tobacco, Inc. (c)	138	1,959,852
Katokichi Co. Ltd. (c)	553	3,756
Kikkoman Corp. (c)	23,000	207,490
Kita Kyushu Coca-Cola (c)	200	4,306
Meiji Seika Kaisha Ltd. (c)	8,000	40,475
Nichirei Corp. (c)	43,000	171,071
Nippon Meat Packers, Inc. (c)	30,000	342,188
Nisshin Seifun Group, Inc. (c)	19,700	206,863
Nissin Food Products Co. Ltd. (c)	11,000	273,606
Q.P. Corp. (c)	11,800	96,965

		3,610,952

Furniture & Furnishings (0.0%)

Kokuyo Co. Ltd. (c)	200	2,672

Healthcare (0.1%)

Terumo Corp. (c)	23,100	645,610

Holding Companies - Diversified (0.1%)

JFE Holdings, Inc. (c)	64,500	1,661,514

Household Products (0.2%)

Kao Corp. (c)	77,000	1,757,292
Shiseido Co. Ltd. (c)	43,000	584,947
Toto Ltd. (c)	38,000	292,361

		2,634,600

Import & Export (0.6%)

Itochu Corp. (c)	149,000	771,880
Marubenii Corp. (c)	201,000	742,907
Mitsubishi Corp. (c)	175,900	2,503,945
Mitsui & Co. Ltd. (c)	190,000	1,828,883
Sojitz Holdings Corp. (b) (c)	70,667	319,717
Sumitomo Corp. (c)	121,000	1,017,466
Toyota Tsusho Corp. (b) (c)	4,000	65,322

		7,250,120

Industrial (0.6%)

Ebara Corp. (c)	37,500	150,287
Fanuc Co. Ltd. (c)	23,300	1,653,051
JGC Corp. (c)	31,000	384,858
Kawasaki Heavy Industries Ltd. (c)	165,000	327,671
Kubota Corp. (c)	83,000	482,551
Minebea Co. Ltd. (c)	54,000	225,308
Mitsubishi Heavy Industries Ltd. (c)	348,700	873,586
Nippon Steel Corp. (c)	920,000	2,311,133
SMC Corp. (c)	6,600	747,215
THK Co. Ltd. (c)	13,300	293,753

		7,449,413

Insurance (0.5%)

Millea Holdings, Inc. (c)	181	2,365,842
Mitsui Sumito Insurance Co. (c)	170,300	1,511,061
T&D Holdings, Inc (c)	23,200	1,096,838
Yasuda Fire & Marine Insurance Co. Ltd. (c)	89,900	853,252

		5,826,993

Manufacturing (0.3%)

Amada Co. Ltd. (c)	36,000	256,492
Amano Corp. (c)	34,000	419,521
Daido Steel Co. Ltd. (b) (c)	92,000	411,118
Ishikawajima-Harima Heavy Industries Co. Ltd. (b) (c)	265,000	402,139
JSR Corp. (c)	31,000	609,672
Kobe Steel Ltd. (c)	191,000	391,692
Komori Corp. (c)	10,000	155,360
Koyo Seiko Co. Ltd. (c)	13,000	182,783
Makita Corp. (c)	2,000	42,073
Nisshin Steel Co. Ltd. (c)	115,000	283,501
NTN Corp. (c)	47,200	265,654
Rinnai Corp. (c)	200	4,809
Shimano, Inc. (c)	2,400	75,867
Sumitomo Heavy Industries Ltd. (c)	72,000	344,138

		3,844,819

Metals & Mining (0.3%)

Dowa Mining Co. Ltd. (c)	31,600	215,392
Mitsubishi Material Corp. (c)	188,000	464,612
Mitsui Mining & Smelting Co. Ltd. (c)	84,000	401,629
Nippon Light Metal Co. Ltd. (c)	2,000	4,749

Nippon Minings Holdings, Inc. (c)	104,000	614,120
NSK Ltd. (c)	49,800	262,316
Sumitomo Metal & Mining Corp. (c)	101,000	694,212
Sumitomo Metal Industries Ltd. (c)	568,000	1,028,683

		3,685,713

Multi-Media (0.0%)

Tokyo Broadcasting System, Inc. (c)	3,900	66,769

Office Equipment & Supplies (0.0%)

Seiko Epson Corp. (c)	12,400	364,539

Paper Products (0.1%)

Nippon Unipac Holding (c)	65	232,124
Oji Paper Ltd. (c)	129,000	648,031

		880,155

Personal Care (0.0%)

Aderans Co. Ltd. (c)	14,700	356,200

Pharmaceuticals (1.1%)

Alfresa Holdings Corp. (c)	3,900	172,510
Chugai Pharmaceutical Ltd. (c)	52,400	886,133
Daiichi Pharmaceuticals Co. (c)	30,000	685,548
Eisai Co. (c)	30,000	1,020,713
Kaken Pharmaceutical Co. Ltd. (c)	45,000	322,929
Kyowa Hakko Kogyo Co. Ltd. (c)	20,000	131,845
MEDICEO Holdings Co. Ltd. (c)	400	5,097
Sankyo Co. (c)	64,500	1,271,579
Shionogi & Co. (c)	49,400	609,590
Suzuken Co. Ltd. (c)	1,300	33,672
Taisho Pharmacuetical Co. Ltd. (c)	9,000	176,249
Takeda Chemical Industries Ltd. (c)	122,000	6,233,635
Tanabe Seiyaku Co. Ltd. (c)	6,000	56,251
Yamanouchi Pharmaceutical Co. Ltd. (c)	73,300	2,382,376

		13,988,127

Photographic Products (0.3%)

Fuji Photo Film Ltd. (c)	72,800	2,261,112
Konica Corp. (c)	69,900	636,524
Nikon Corp. (c)	33,800	380,292
Olympus Optical Co. Ltd. (c)	36,000	724,452

		4,002,380

Printing & Publishing (0.2%)

Dai Nippon Printing Co. Ltd. (c)	80,000	1,250,427
Toppan Printing Co. Ltd. (c)	85,000	828,520

		2,078,947

Railroads (0.4%)

Central Japan Railway Co. (c)	90	647,417
East Japan Railway Co. (c)	444	2,176,956
Keihin Electric Express Railway Co. Ltd. (c)	12,000	70,762
Keisei Electric Railway Co. Ltd. (c)	87,000	467,114
Kinki Nippon Railway Co. Ltd. (c)	113,000	348,421
Odakyu Electric Railway Co. Ltd. (c)	90,000	465,336
Tobu Railway Co. Ltd. (c)	45,000	167,013
West Japan Railway Co. (c)	300	1,003,221

		5,346,240

Real Estate (0.5%)

Daito Trust Construction Co. Ltd. (c)	7,700	283,738
Japan Real Estate Investment Corp. (c)	73	624,234
Japan Retail Fund Investment Corp. (c)	39	332,857
MDI Corp. (c)	21,375	348,069
Mitsubishi Estate Co. (c)	117,600	1,301,863
Mitsui Fudosan Co. Ltd. (c)	129,700	1,472,071
Nippon Building Fund, Inc. (c)	53	458,143
Nomura Real Estate Office Fund, Inc. (b) (c)	55	412,112

Sumitomo Realty & Development Co. Ltd. (c)	64,000	702,990
Tokyo Tatemono Co. Ltd. (c)	55,000	360,319
Tokyu Land Corp. (c)	85,000	418,708

		6,715,104

Resorts & Theme Parks (0.0%)

Oriental Land Co. Ltd. (c)	3,000	174,851

Restaurants (0.0%)

Skylark Co. Ltd. (c)	1,500	21,631

Retail (0.7%)

Aeon Co. Ltd. (c)	74,000	1,197,871
Aoyama Trading Co., Inc. (c)	1,600	40,488
Autobacs Seven Co. Ltd. (c)	10,800	368,355
Circle K Sunkus Co. Ltd. (c)	195	4,237
Citizen Watch Co. Ltd. (c)	51,000	449,884
Daimaru, Inc. (The) (c)	8,000	72,402
FamilyMart Co. Ltd. (c)	7,300	212,719
Isetan Co. Ltd. (c)	36,000	498,394
Ito Yokado Co. (c)	50,300	1,665,932
Lawson, Inc. (c)	4,100	146,860
Marui Co. (c)	62,400	912,083
Matsumotokiyoshi Co. Ltd. (c)	6,100	159,670
Mitsukoshi Ltd. (c)	31,300	146,524
Ryohin Keikaku Co. Ltd. (c)	6,200	297,803
Seven - Eleven Japan Co. Ltd. (c)	39,700	1,102,157
Shimachu Co. Ltd. (c)	4,200	103,707
Shimamura Co. Ltd. (c)	2,200	177,224
Takashimaya Co. (c)	49,000	474,807
Tokyo Style Co. (c)	5,000	51,293
Uny Co. Ltd. (c)	13,600	144,100
Yamada Denki Co. Ltd. (c)	14,300	805,828

		9,032,338

Schools (0.0%)

Benesse Corp. (c)	2,700	89,756

Semiconductors (0.3%)

Advantest Corp. (c)	12,500	997,050
Rohm Co. (c)	13,000	1,175,451
Tokyo Electron Ltd. (c)	24,700	1,335,133

		3,507,634

Telecommunications (0.6%)

KDDI Corp. (c)	281	1,354,970
Nippon Telegraph & Telephone Corp. (c)	594	2,598,886
NTT Docomo, Inc. (c)	1,986	3,118,288
Oki Electric Industry Co. Ltd. (c)	74,000	242,302

		7,314,446

Textile Products (0.1%)

Mitsubishi Rayon Co. Ltd. (c)	57,000	227,056
Nisshinbo Industries, Inc. (c)	19,600	160,213
Teijin Ltd. (c)	116,000	527,868
Toyobo Co. Ltd. (c)	116,000	266,360

		1,181,497

Tire & Rubber (0.1%)

Bridgestone Corp. (c)	74,100	1,445,475

Toys (0.1%)

Sega Sammy Holdings, Inc. (c)	10,900	672,835

Transportation (0.3%)

Kamigumi Co. Ltd. (c)	14,000	106,558
Kawasaki Kisen Kaisha Ltd. (c)	97,000	592,434
Mitsubishi Logistics Corp. (c)	8,400	86,456
Mitsui O.S.K. Lines Ltd. (c)	183,000	1,166,722

Nippon Express Co. Ltd. (c)	142,500	607,666
Seino Transportation Co. Ltd. (c)	37,000	328,022
Tokyo Corp. (c)	111,400	476,253

		3,364,111

Utilities (1.0%)

Chubu Electric Power Co., Inc. (c)	72,500	1,749,847
Electric Power Development Co. Ltd. (c)	21,900	667,298
Hokkaido Electric Power Co., Inc. (c)	19,200	397,908
Kansai Electric Power, Inc. (c)	87,200	1,839,485
Kyushu Electric Power Co., Inc. (c)	37,200	800,934
Mitsubishi Electric Co. (c)	188,600	991,212
Osaka Gas Co. Ltd. (c)	187,000	589,692
Tohoku Electric Power Co. Ltd. (c)	40,400	886,446
Tokyo Electric Power Co. Ltd. (c)	153,200	3,666,351
Tokyo Gas Ltd. (c)	308,400	1,120,845

		12,710,018

		247,959,391

LUXEMBOURG (0.1%)
Steel (0.1%)

Arcelor (c)	84,234	1,806,526

NETHERLANDS (4.6%)
Banks (0.4%)

ABN Amro Holding NV (c)	224,436	5,586,271

Biotechnology (0.0%)

Qiagen NV (b) (c)	5,529	73,990

Business Services (0.0%)

Vedior NV (c)	9,495	142,715

Chemicals (0.2%)

Akzo Nobel NV (c)	29,312	1,206,049
DSM NV (c)	13,424	1,020,288

		2,226,337

Commercial Services (0.0%)

Randstad Holding NV (c)	1,427	58,156

Computer Service (0.0%)

Getronics NV (c)	31,668	397,018

Diversified (0.0%)

Hagemeyer NV (b) (c)	115,831	290,403
IHC Caland NV (c)	3,923	286,404

		576,807

Electronics & Electrical Equipment (0.5%)

Koninklijke Ahold NV (b) (c)	190,793	1,675,660
Philips Electronics NV (c)	176,281	4,780,225

		6,455,885

Energy (1.4%)

Royal Dutch Shell PLC, Class A (b) (c)	518,626	15,948,049

Financial Services (0.6%)

Euronext NV (c)	17,308	678,689
ING Groep NV (c)	233,603	7,061,698

		7,740,387

Food Products (0.5%)

Heineken NV (c)	31,142	990,907
Koninklijke Numico NV (b) (c)	19,032	802,550
Unilever NV CVA (c)	75,352	5,050,087

		6,843,544

Insurance (0.2%)

Aegon NV (c)	186,858	2,673,110

Printing & Publishing (0.2%)

Elsevier NV (c)	89,228	1,214,468
Oce NV (c)	412	6,041
VNU NV (c)	35,509	1,017,215
Wolters Kluwer CVA (c)	31,939	619,833

		2,857,557

Real Estate (0.1%)

Corio NV (c)	4,824	269,057
Rodamco Europe NV (c)	2,573	218,049
Wereldhave NV (c)	1,758	187,109

		674,215

Semiconductors (0.2%)

ASML Holding NV (b) (c)	77,022	1,353,474
STMicroelectronics NV (c)	93,755	1,614,092

		2,967,566

Telecommunications (0.2%)

KPN NV (c)	281,397	2,443,811

Transportation (0.1%)

TPG NV (c)	53,518	1,357,973

		59,023,391

NEW ZEALAND (0.2%)
Airports (0.0%)

Auckland International Airport Ltd. (c)	37,929	60,330

Building & Construction (0.0%)

Fletcher Building Ltd. (c)	37,470	185,694

Entertainment (0.0%)

Sky City Entertainment Group Ltd. (c)	52,949	174,184
Sky Network Television Ltd. (b) (c)	11,860	47,298

		221,482

Financial Services (0.0%)

Tower Ltd. (b) (c)	39,998	58,652

Healthcare (0.0%)

Fisher & Paykel Industries Ltd. (c)	121,168	287,970

Household Products (0.0%)

Fisher & Paykel Appliances Holdings Ltd. (c)	37,864	94,545

Paper Products (0.0%)

Carter Holt Harvey Ltd. (c)	3,220	5,375

Retail (0.0%)

Warehouse Group Ltd. (The) (c)	16,386	42,875

Telecommunications (0.2%)

Telecom Corp. of New Zealand Ltd. (c)	296,638	1,270,373

Utilities (0.0%)

Contact Energy Ltd. (c)	1,137	5,944

Waste Disposal (0.0%)

Waste Management NZ Ltd. (c)	68,528	311,872

		2,545,112

NORWAY (0.8%)
Banks (0.1%)

DnB Holding ASA (c)	84,261	879,748

Chemicals (0.0%)

Yara International ASA (c)	34,414	590,026

Energy (0.0%)

Petroleum Geo-Services ASA (b) (c)	210	5,057

Food Products (0.1%)

Orkla ASA (c)	22,178	868,467

Industrial (0.3%)

Norsk Hydro ASA (c)	22,459	2,124,053
Tomra Systems ASA (c)	51,388	277,622

		2,401,675

Insurance (0.0%)

Storebrand ASA (c)	60,122	595,249

Oil & Gas (0.2%)

Statoil ASA (c)	86,071	1,867,714
Stolt Offshore SA (b) (c)	22,993	264,302

		2,132,016

Paper Products (0.0%)

Norske Skogsindustrier ASA (c)	13,686	239,942

Printing & Publishing (0.0%)

Schibsted ASA (c)	212	5,790

Shipping (0.0%)

Frontline Ltd. (c)	11,986	508,658

Telecommunications (0.1%)

Tandberg ASA (c)	20,287	229,505
Tandberg Television ASA (b) (c)	20,950	264,963
Telenor ASA (c)	98,913	850,182

		1,344,650

		9,571,278

PORTUGAL (0.3%)
Automotive (0.0%)

Brisa- Auto Estradas SA (c)	22,024	169,609

Banks (0.1%)

Banco Commercial Portuguese SA (c)	241,177	616,930
Banco Espirito Santo SA (c)	2,616	40,267

		657,197

Building Products (0.0%)

CIMPOR-Cimentos de Portugal SGPS SA (c)	27,513	151,638

Financial Services (0.0%)

BPI-SGPS SA (c)	37,103	148,484

Food Products (0.0%)

Jeronimo Martins SGPS SA (c)	22	324

Industrial (0.0%)

Sonae SGPS SA (c)	187,675	266,269

Telecommunications (0.1%)

Portugal Telecom SA (c)	112,002	1,064,783
PT Multimedia-Servicos de Telecomunicacoes e Multimedia (b) (c)	5,274	53,300

		1,118,083

Utilities (0.1%)

Electricidade de Portugal SA (c)	291,994	778,752

		3,290,356

SINGAPORE (0.9%)
Aerospace & Defense (0.0%)

Singapore Tech Engineering Ltd. (c)	45,000	71,087

Airlines (0.0%)

Singapore Airlines Ltd. (c)	35,000	249,638

Banks (0.4%)

Development Bank of Singapore Ltd. (c)	128,500	1,240,049
Oversea-Chinese Banking Corp. Ltd. (c)	211,800	1,639,063
United Overseas Bank Ltd. (c)	141,200	1,280,701

		4,159,813

Beverages (0.0%)

Fraser & Neave Ltd. (c)	7,721	75,915

Defense (0.0%)

Sembcorp Marine (c)	82,000	131,830

Distribution & Wholesale (0.0%)

Jardine Cycle & Carriage Ltd. (c)	9,141	73,447

Diversified (0.1%)

Haw Par Corporation Ltd. (c)	36,226	114,174
Keppel Corp. (c)	109,000	821,681

		935,855

Engineering (0.0%)

Sembcorp Industries Ltd. (c)	100,674	165,906

Finance (0.0%)

Singapore Exchange Ltd. (c)	84,300	110,571

Financial Services (0.0%)

Creative Technology Ltd. (c)	4,700	34,996

Healthcare (0.0%)

Parkway Holdings Ltd. (c)	239,000	301,429

Manufacturing (0.0%)

Venture Manufacturing Ltd. (c)	32,000	307,056

Printing & Publishing (0.1%)

Singapore Press Holdings Ltd. (c)	260,500	716,696

Property Trust (0.0%)

CapitaMall Trust (c)	2,000	3,111

Real Estate (0.1%)

Capitaland Ltd. (c)	317,500	538,807
City Developments Ltd. (c)	109,000	565,680
United Overseas Land Ltd. (c)	166,120	234,553

		1,339,040

Semiconductors (0.0%)

Chartered Semiconductor Manufacturing Ltd. (b) (c)	266,000	201,543
ST Assembly Test Services Ltd. (b) (c)	123,000	84,432

		285,975

Shipping (0.0%)

Singapore Post Ltd. (c)	327,221	195,191

Telecommunications (0.2%)

Datacraft Asia Ltd. (b) (c)	109,000	118,124
Singapore Telecommunications Ltd. (b) (c)	839,109	1,394,974

		1,513,098

Transportation (0.0%)

ComfortDelgro Corp. Ltd. (c)	202,220	190,415
Cosco Corporation Singapore Ltd. (c)	187,533	261,509

		451,924

		11,122,578

SPAIN (3.7%)
Advertising (0.0%)

Telefonica Publicidad e Informacion SA (c)	30,267	262,278

Airline Services (0.0%)

Iberia Lineas Aereas de Espana SA (c)	54,019	165,964

Banks (1.5%)

Banco Bilbao Vizcaya Argentaria SA (c)	431,841	7,266,601
Banco Popular Espanol SA (c)	129,685	1,547,421
Banco Santander Central Hispanoamericano SA (c)	715,916	8,843,178

		17,657,200

Broadcasting & Television (0.0%)

Antena 3 de Television SA (b) (c)	10,996	216,965
Sogecable SA (b) (c)	6,801	243,671

		460,636

Building & Construction (0.2%)

Acciona SA (c)	3,749	385,059
ACS, Actividades de Construccion y Servicios SA (c)	35,438	1,023,663
Fomento De Construcciones Y Contrates SA (c)	3,651	205,529
Grupo Ferrovial SA (c)	12,455	900,716

		2,514,967

Computer Software & Services (0.0%)

Indra Sistemas SA (c)	23,297	462,241

Energy (0.3%)

Gamesa Corporacion Tecnologica SA (c)	16,006	210,428
Repsol SA (c)	125,344	3,500,826

		3,711,254

Food Products (0.1%)

Altadis SA (c)	43,135	1,819,143

Hotels & Lodging (0.0%)

NH Hoteles SA (c)	26,318	374,657

Insurance (0.0%)

Corporacion Mapfre SA (c)	15,188	253,556

Metals & Mining (0.0%)

Acerinox SA (c)	28,375	403,250

Multimedia (0.0%)

Promotora de Informaciones SA (Prisa) (c)	450	8,503

Pharmaceuticals (0.0%)

Zeltia SA (b) (c)	2,938	20,271

Public Thoroughfares (0.0%)

Cintra Concesiones Infraestructuras de Transporte SA (c)	28,566	342,993

Railroads (0.1%)

Autopistas, Concesionaria Espanola SA (c)	31,087	796,236

Real Estate (0.1%)

Inmobiliaria Colonial SA (c)	8,921	481,486
Metrovacesa SA (c)	2,290	139,533
Vallehermoso SA (c)	8,302	191,593

		812,612

Retail (0.1%)

Industria de Diseno Textil SA (c)	25,170	672,117

Telecommunications (0.7%)

Telefonica SA (c)	542,018	9,108,613

Utilities (0.6%)

Endesa SA (c)	132,421	2,961,893
Gas Natural SA (c)	18,053	536,474
Iberdrola SA (c)	112,918	2,870,982
Union Electrica Fenosa SA (c)	24,514	718,551

		7,087,900

Water Utility (0.0%)

Aquas De Barcelona (c)	214	4,773

		46,939,164

SWEDEN (2.2%)
Airlines (0.0%)

SAS AB (b) (c)	16,950	146,847

Automotive (0.2%)

Scania AB, Class B (c)	11,984	435,517
Volvo AB, Class A (c)	5,568	226,183
Volvo AB, Class B (c)	30,104	1,259,472

		1,921,172

Banks (0.4%)

Nordea AB (c)	238,423	2,283,645
Skandiaviska Enskilda Banken AB (c)	75,379	1,337,689
Svenska Handelsbanken AB (c)	78,982	1,702,125

		5,323,459

Building & Construction (0.1%)

Assa Abloy AB (c)	42,048	573,806
Skanska AB (c)	42,438	548,713

		1,122,519

Commercial Services (0.1%)

Securitas AB (c)	51,908	877,434

Computer Software & Services (0.0%)

WM-data AB, Class B (c)	30,482	88,070

Engineering (0.0%)

Alfa Laval AB (c)	360	5,937

Finance (0.0%)

Om Gruppen AB (b) (c)	343	4,106

Financial Services (0.0%)

D. Carnegie & Co. AB (c)	6,653	75,786

Healthcare (0.0%)

Capio AB (b) (c)	249	4,266

Household Products (0.1%)

Electrolux AB, Class B (c)	47,546	1,068,007

Industrial (0.2%)

Atlas Copco AB, Class A (c)	51,774	878,115
Atlas Copco AB, Class B (c)	9,822	150,822
Sandvik AB (c)	32,872	1,312,882
Trelleborg AB, Class B (c)	5,493	91,114

		2,432,933

Insurance (0.1%)

Skandia Forsakrings AB (c)	168,039	952,205

Medical Instruments (0.0%)

Getinge AB, Class B (c)	27,252	362,936

Medical Products (0.0%)

Elekta AB, Class B (b) (c)	96	4,516
Gambro AB (c)	7,239	105,361
Gambro AB, Class B (c)	364	5,272

		115,149

Metal Fabricate & Hardware (0.0%)

SSAB Svenskt Stal AB (c)	239	6,061

Metals (0.1%)

Hoganas AB (c)	68	1,671
SKF AB, Class B (c)	73,014	859,333

		861,004

Oil & Gas (0.0%)

Lundin Petroleum AB (b) (c)	18,906	193,949

Paper Products (0.1%)

Billerud (c)	13,113	173,137
Holmen AB (c)	246	6,848
Svenska Cellusoa (c)	23,382	791,300

		971,285

Personal Care (0.0%)

Oriflame Cosmetics SA SDR (c)	12,368	291,613

Printing & Publishing (0.0%)

Eniro AB (c)	9,891	110,984

Real Estate (0.0%)

Castellum AB (c)	4,060	170,627
Fabege AB (c)	10,145	220,200
Wihlborgs Fastigheter AB (b) (c)	2,029	56,324

		447,151

Retail (0.2%)

Axfood AB (c)	66	1,581
Hennes & Mauritz AB (c)	59,112	2,107,033

		2,108,614

Telecommunications (0.6%)

Ericsson SA (c)	1,824,725	6,250,012
Tele2 AB, Class B (c)	40,074	433,955
Telia AB (c)	241,187	1,193,106

		7,877,073

Television (0.0%)

Modern Times Group AB, Class B (b) (c)	5,864	176,281

Tobacco (0.0%)

Swedish Match AB (c)	45,328	567,257

		28,112,098

SWITZERLAND (5.8%)
Aerospace & Defense (0.0%)

Unaxis Holdings AG (b) (c)	2,640	377,435

Banks (0.6%)

Credit Suisse Group (c)	170,808	7,140,795

Building & Construction (0.1%)

Geberit AG (c)	243	163,610
Holcim Ltd. (c)	23,210	1,434,596

		1,598,206

Chemicals (0.2%)

Ciba Specialty Chemicals AG (c)	8,073	482,584
Clariant AG (b) (c)	27,907	386,932
Lonza Group AG (c)	5,543	305,916
Syngenta AG (c)	15,956	1,668,138

		2,843,570

Commercial Services (0.1%)

Adecco SA (c)	20,691	1,033,230
SGS Societe Generale de Surveillance Holdings SA (c)	264	198,158

		1,231,388

Computers (0.0%)

Logitech International SA (b) (c)	8,248	318,051

Electronics & Electrical Equipment (0.1%)

ABB Ltd. (b) (c)	250,032	1,697,164

Food Products (1.3%)

Nestle SA (c)	55,448	15,223,423

Industrial (0.0%)

Rieter Holding AG (c)	531	160,288

Insurance (0.5%)

Swiss Re (c)	40,954	2,604,739
Zurich Financial Services AG (c)	20,929	3,713,117

		6,317,856

Manufacturing (0.0%)

Schindler Holding AG (c)	27	10,880
Sulzer AG (c)	237	113,475

		124,355

Medical Products (0.1%)

Nobel Biocare Holding AG (c)	3,687	777,233
Phonak Holding AG (c)	7,231	285,756
Straumann Holding AG (c)	247	52,935
Synthes, Inc. (c)	5,814	630,757

		1,746,681

Pharmaceuticals (2.5%)

Givaudan (c)	794	476,243
Novartis AG (c)	323,905	15,756,604
Roche Holding AG-Genusscheine (c)	96,898	13,142,576
Serono SA (c)	1,088	732,292

		30,107,715

Retail (0.2%)

Compagnie Finacnce Richemont AG (c)	66,402	2,341,016
Swatch Group AG (c)	670	19,785
Swatch Group AG, Class B (c)	3,933	564,221
Valora Holding AG (c)	16	3,349

		2,928,371

Semiconductors (0.0%)

Micronas Semiconductor Holding AG (b) (c)	5,093	201,536

Telecommunications (0.1%)

Kudelski SA (c)	6,106	245,715
Swisscom AG (c)	3,384	1,117,099

		1,362,814

Travel Services (0.0%)

Kuoni Reisen Holding AG (b) (c)	14	5,367

		73,385,015

UNITED KINGDOM (23.7%)
Advertising (0.2%)

Aegis Group PLC (c)	88,316	153,838
WPP Group PLC (c)	175,848	1,858,658

		2,012,496

Aerospace & Defense (0.0%)

Cobham PLC (c)	59,320	149,756

Aerospace & Defense (0.3%)

British Aerospace PLC (c)	449,834	2,432,384
Meggitt PLC (c)	10,610	57,785
Rolls-Royce Group PLC (b) (c)	224,498	1,318,800

		3,808,969

Airlines (0.2%)

BAA PLC (c)	163,408	1,731,867
British Airways PLC (b) (c)	101,948	496,956

		2,228,823

Automotive (0.1%)

GKN PLC (c)	136,323	635,172

Banks (4.9%)

Barclays PLC (c)	856,503	8,380,943
HBOS PLC (c)	487,493	7,399,579
HSBC Holdings PLC (c)	1,416,070	22,907,123
MAN Group PLC (c)	44,513	1,269,674
Royal Bank of Scotland Group PLC (c)	397,071	11,801,118
UBS AG (c)	147,673	12,101,158

		63,859,595

Brewery (0.2%)

SABMiller PLC (c)	92,934	1,620,821
Scottish & Newcastle PLC (c)	123,302	991,191

		2,612,012

Building & Construction (0.4%)

Berkeley Group Holdings PLC (b) (c)	5,255	82,609
BICC Group PLC (c)	13,400	81,843
BPB PLC (c)	93,047	1,167,546
George Wimpey PLC (c)	44,882	335,863
Hanson PLC (c)	118,439	1,189,472
Persimmon PLC (c)	49,827	700,335
Pilkington PLC (c)	22,657	48,899

Taylor Woodrow PLC (c)	118,671	706,901
Travis Perkins PLC (c)	5,944	169,060

		4,482,528

Building-Heavy Construction (0.0%)

Bellway (c)	518	7,834

Chemicals (0.2%)

BOC Group PLC (c)	79,239	1,503,955
Imperial Chemical Industries PLC (c)	109,652	511,426

		2,015,381

Commercial Services (0.2%)

Aggreko PLC (c)	1,063	3,841
Brambles Industries PLC (c)	127,543	699,472
Capita Group PLC (c)	77,740	493,714
Davis Service Group PLC (c)	933	7,272
Intertek Group PLC (c)	716	8,959
Rentokil Initial PLC (c)	335,037	917,582

		2,130,840

Computer Software & Services (0.1%)

Hays PLC (c)	210,098	471,753
Logica PLC (c)	86,645	285,809
Mysis PLC (c)	61,780	254,351
Sage Group PLC (The) (c)	139,899	569,259

		1,581,172

Consumer Products (0.2%)

Reckitt Benckiser PLC (c)	75,231	2,257,304

Consumer Staples (0.0%)

De La Rue PLC (c)	747	5,159

Diversified (0.0%)

Serco Group PLC (c)	8,159	34,893
Tompkins PLC (c)	88,800	426,067

		460,960

Electronics & Electrical Equipment (0.3%)

Electrocomponents PLC (c)	21,600	95,253
National Grid Group PLC (c)	426,748	3,935,538
Premier Farnell PLC (c)	1,751	5,142

		4,035,933

Energy (3.5%)

BG Group PLC (c)	488,131	4,034,152
BP PLC (c)	2,717,333	29,899,985
BP PLC ADR (c)	100	6,588
Royal Dutch Shell PLC, Class B (b) (c)	345,055	10,957,790

		44,898,515

Engineering (0.1%)

AMEC PLC (c)	12,280	74,168
Barratt Developments PLC (c)	49,454	627,034

		701,202

Entertainment (0.5%)

British Sky Broadcasting Group PLC (c)	179,776	1,685,621
Carnival PLC (c)	16,049	863,206
EMI Group PLC (c)	125,468	531,893
Enterprise Inns PLC (c)	56,399	809,873
Hilton Group PLC (c)	255,076	1,299,303
Rank Group PLC (c)	83,940	386,139
William Hill PLC (c)	80,443	813,998

		6,390,033

Financial Services (0.7%)

3I Group PLC (c)	71,157	888,020
Amvescap PLC (c)	111,302	801,537
Cattles PLC (c)	5,991	31,307

Close Brothers Group PLC (c)	3,889	51,697
ICAP PLC (c)	13,720	73,737
Lloyds TSB Group PLC (c)	752,181	6,358,219
London Stock Exchange PLC (c)	60,073	568,538
Provident Financial PLC (c)	16,900	191,808

		8,964,863

Food Products (1.4%)

Cadbury Schweppes PLC (c)	296,094	2,843,155
Diageo PLC (c)	395,892	5,453,099
Tate & Lyle PLC (c)	67,947	552,997
Tesco PLC (c)	943,311	5,393,753
Unilever PLC (c)	326,111	3,154,042

		17,397,046

Healthcare (0.8%)

AstraZeneca PLC (c)	210,139	9,500,773
Smith & Nephew PLC (c)	121,668	1,154,301

		10,655,074

Hotels & Motels (0.1%)

InterContinental Hotels Group PLC (c)	101,210	1,287,603

Import & Export (0.1%)

Wolseley PLC (c)	82,058	1,709,001

Industrial (0.2%)

BBA Group PLC (c)	19,247	102,970
FKI PLC (c)	67,221	123,623
IMI PLC (c)	25,262	197,206
Invensys PLC (b) (c)	781,990	185,549
Smiths Group PLC (c)	81,706	1,374,597

		1,983,945

Insurance (0.7%)

Aviva PLC (c)	273,970	3,144,224
Friends Provident PLC (c)	311,361	994,940
Legal & General Group PLC (c)	820,453	1,648,597
Prudential PLC (c)	337,336	3,176,272
Royal & Sun Alliance Insurance Group PLC (c)	330,918	525,382

		9,489,415

Investment Companies (0.0%)

Schroders PLC (c)	715	10,657

Manufacturing (0.0%)

Cookson Group PLC (b) (c)	868	5,152

Medical Products (0.0%)

Alliance Unichem PLC (c)	33,695	491,895
SSL International PLC (c)	6,270	31,717

		523,612

Metals & Mining (1.1%)

Anglo American PLC (c)	170,845	4,321,342
BHP Billiton PLC (c)	332,793	4,730,606
Corus Group PLC (b) (c)	458,227	378,806
Johnson Matthey PLC (c)	37,336	720,713
Rio Tinto PLC (c)	131,090	4,354,405

		14,505,872

Paper Products (0.1%)

Bunzl PLC (c)	62,479	570,179
Rexam PLC (c)	88,049	756,107

		1,326,286

Pharmaceuticals (1.4%)

GlaxoSmithKline PLC (c)	739,070	17,387,568

Printing & Publishing (0.5%)

Daily Mail & General Trust (c)	18,716	217,523

EMAP PLC (c)	33,209	490,227
Pearson PLC (c)	120,989	1,447,491
Reed International PLC (c)	183,968	1,697,776
Reuters Group PLC (c)	169,052	1,148,500
Trinity Mirror PLC (c)	17,945	192,898
United Business Media PLC (b) (c)	47,571	456,985
Yell Group PLC (c)	105,835	839,753

		6,491,153

Railroads (0.0%)

FirstGroup PLC (c)	60,756	340,442

Real Estate (0.3%)

British Land Co. PLC (c)	84,486	1,245,964
Great Portland Estates PLC (c)	9,539	59,805
Hammerson PLC (c)	19,420	292,603
Land Securities Group PLC (c)	71,199	1,741,370
Liberty International PLC (c)	27,611	468,026
Slough Estates PLC (c)	29,358	275,386

		4,083,154

Restaurants (0.2%)

Compass Group PLC (c)	347,399	1,499,800
Mitchells & Butlers PLC (c)	69,529	434,909
Whitbread PLC (c)	30,482	527,783

		2,462,492

Retail (0.9%)

Boots Group PLC (c)	120,591	1,282,676
Dixons Group PLC (c)	228,790	637,304
Great Universal Stores PLC (c)	147,058	2,337,218
HMV Group PLC (c)	1,813	7,816
Inchcape PLC (c)	3,136	111,259
J. Sainsbury PLC (c)	212,700	1,044,426
Kesa Electricals PLC (c)	58,819	261,266
Kingfisher PLC (c)	331,410	1,497,713
Marks & Spencer PLC (c)	258,256	1,623,801
MFI Furniture Group PLC (c)	150,310	305,650
Next PLC (c)	44,202	1,221,287
Punch Taverns PLC (c)	27,062	355,979
Signet Group PLC (c)	199,264	409,911

		11,096,306

Security Services (0.0%)

Group 4 Securicor PLC (c)	114,996	318,522

Semiconductors (0.0%)

Arm Holdings PLC (c)	215,874	449,018

Telecommunications (2.1%)

BT Group PLC (c)	1,163,650	4,659,030
Cable & Wireless PLC (c)	292,393	818,098
Marconi Corp. PLC (b) (c)	8,908	42,958
Vodafone Group PLC (c)	8,192,343	21,111,093

		26,631,179

Television (0.1%)

ITV PLC (c)	444,271	935,954

Tobacco (0.6%)

British American Tobacco PLC (c)	196,958	3,937,525
Gallaher Group PLC (c)	104,449	1,492,214
Imperial Tobacco Group PLC (c)	81,781	2,104,062

		7,533,801

Transportation (0.2%)

Arriva PLC (c)	881	8,721
Associated British Ports Holdings PLC (c)	12,970	106,541
Exel PLC (c)	57,531	951,508
National Express Group PLC (c)	3,527	54,147

Peninsular & Oriental Steam Navigation Co. (c)	136,869	756,255
Stagecoach Group PLC (c)	71,971	143,941

		2,021,113

Utilities (0.8%)

Centrica PLC (c)	547,139	2,255,120
International Power PLC (c)	239,102	890,315
Scottish & Southern Energy PLC (c)	119,917	2,062,801
Scottish Power PLC (c)	272,648	2,410,023
Severn Trent PLC (c)	44,381	762,754
United Utilities PLC (c)	116,149	1,309,118

		9,690,131

Water & Sewer (0.0%)

Kelda Group PLC (c)	43,375	541,676

		302,114,719

Total Common Stocks		1,175,847,790

Cash Equivalents (5.8%)

Investments in repurchase agreements (Collateralized by GNMA and U.S. Government Obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $73,164,530)	$73,145,147	$73,145,147

Total Cash Equivalents		73,145,147

Preferred Stocks (0.0%)
GERMANY (0.0%)
Automotive (0.0%)

Volkswagen AG, 3.31% (c)	6,723	275,251

Healthcare (0.0%)

Fresenius Medical Care AG, 1.94% (c)	506	36,078

Television (0.0%)

ProSiebenSat.1 Media AG, 2.09% (c)	13,440	245,655

Utilities (0.0%)

RWE AG, 3.06% (c)	891	52,881

Total Preferred Stocks		609,865

Short-Term Securities Held as Collateral for Securities Lending (17.0%)

Pool of short-term securities for Gartmore	$216,276,586	216,276,586

Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		216,276,586

Warrants (0.0%)
HONG KONG (0.0%)
Chemicals (0.0%)

Kingboard Chemical Holding Ltd., Expires 12/31/06 (c)	80	36

Real Estate (0.0%)

Hopewell Holdings Ltd., Expires 08/05/06 (c)	7,158	1,427

Total Warrants		1,463

Total Investments (Cost $1,268,261,963) (a) - 115.5%		1,465,880,851
Liabilities in excess of other assets - (15.5)%		(196,532,150)

NET ASSETS - 100.0%		$1,269,348,701

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.

(b)	Denotes a non-income producing security.
(c)	Fair Valued Security

ADR	American Depositary Receipt
SDR	Special Drawing Rights

At July 31, 2005, the Fund’s open forward foreign currency contracts were as follows:

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Swedish Krone	08/08/05	$25,604	$25,775	$(171)
Swiss Franc	08/08/05	46,137	46,606	(469)

Total Short Contracts		$71,741	$72,381	$(640)

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia Dollar	08/08/05	$3,803,338	$3,862,920	$59,582
British Pound	08/08/05	19,235,592	19,276,299	40,707
Danish Kroner	08/02/05	23,569	23,567	(2)
Euro	08/08/05	27,371,773	27,685,691	313,918
Japanese Yen	08/08/05	17,018,467	16,934,508	(83,959)
New Zealand Dollar	08/08/05	20,451	20,400	(51)
Norwegian Krone	08/02/05	33,931	33,901	(30)
Singapore Dollar	08/02/05	36,099	36,062	(37)
Swedish Krone	08/08/05	1,627,039	1,642,487	15,448
Swiss Franc	08/08/05	5,340,458	5,379,094	38,636

Total Long Contracts		$74,510,717	$74,894,929	$384,212

At July 31, 2005, the Fund’s open long futures contracts were as follows:

	Number of Contracts	Long Contracts *	Expiration	Market Value Covered By Contract	Unrealized Appreciation (Depreciation)
Australia	84	S&P ASX 200 Index	09/16/05	$6,937,997	$167,102
Europe	1	IBEX 35 Index	08/19/05	122,360	68,258
Europe	2	DAX Index	09/16/05	297,047	16,069
Europe	707	DJ Euro Stoxx 50	09/16/05	28,530,326	1,147,897
Europe	4	S&P MIB 30 Index	09/16/05	816,806	1,588
Europe	1	CAC40 10 Euro	08/19/05	54,008	(68,631)
Hong Kong	43	Hang Seng Index	08/31/05	4,116,892	17,050
Japan	207	Topix Index	09/09/05	22,191,726	813,290
Sweden	328	OMX Index	08/26/05	3,652,613	46,007
United Kingdom	257	FTSE 100 Index	09/16/05	23,817,804	638,863

				$90,537,579	$2,847,493

*	Cash pledged as collateral

Gartmore Bond Index Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (71.7%)
Federal Home Loan Mortgage Corporation (43.7%)
5.25%, 06/15/06	$365,000	$368,616
7.18%, 06/27/06	55,000	56,528
5.50%, 07/15/06	25,420,000	25,746,926
4.88%, 03/15/07	42,305,000	42,787,699
3.25%, 08/15/08	19,255,000	18,687,844
6.63%, 09/15/09	22,635,000	24,525,294
6.63%, 09/15/09	1,075,000	1,165,618
5.13%, 07/15/12	9,905,000	10,283,876
4.88%, 11/15/13	17,050,000	17,465,935
5.00%, 07/15/14	5,655,000	5,832,935
5.00%, 09/01/18	400,039	401,467
5.50%, 04/01/19	398,336	406,361
5.50%, 11/01/19	876,577	894,237
5.50%, 12/01/19	394,484	402,432
4.00%, 03/01/20	441,688	425,914
4.50%, 03/01/20	594,146	584,915
4.00%, 04/01/20	142,779	137,680
4.00%, 04/01/20	505,749	487,686
4.50%, 04/01/20	11,866,715	11,682,357
5.00%, 04/01/20	984,308	987,472
5.00%, 04/01/20	491,034	492,612
5.00%, 04/01/20	992,383	995,573
5.00%, 04/01/20	494,378	495,967
5.00%, 04/01/20	772,013	774,495
4.50%, 05/01/20	1,055,950	1,039,545
4.50%, 05/01/20	494,073	486,572
5.00%, 06/01/20	498,202	499,803
5.00%, 06/01/20	298,900	299,861
6.00%, 06/01/20	388,378	400,896
5.00%, 07/01/20	1,300,130	1,304,309
6.75%, 09/15/29	945,000	1,197,030
6.50%, 09/15/31	732,325	765,658
6.50%, 03/15/32	1,876,123	1,961,377
7.00%, 05/15/32	287,269	303,451
7.00%, 06/15/32	394,908	417,153
6.25%, 07/15/32	2,110,000	2,551,640
6.50%, 02/01/33	883,581	915,011
6.50%, 05/01/34	1,293,829	1,338,077
6.00%, 06/01/34	698,470	713,574
6.00%, 08/01/34	1,995,300	2,038,450
6.00%, 08/15/34	478,683	492,476
6.50%, 08/15/34	1,464,203	1,530,490
6.00%, 10/15/34	1,000,001	1,028,815
6.50%, 01/01/35	699,454	723,375
6.00%, 02/01/35	432,534	441,885
6.00%, 02/01/35	1,456,152	1,487,631
6.00%, 03/01/35	2,113,416	2,158,789
4.50%, 04/01/35	496,495	475,732
4.50%, 04/01/35	2,972,845	2,848,523
4.50%, 04/01/35	1,394,272	1,335,965
6.50%, 04/01/35	500,001	517,093
4.50%, 06/01/35	499,346	478,464
4.50%, 07/01/35	500,000	479,090

5.50%, 07/15/35	1,200,000	1,215,348
Gold, Pool #E00282, 6.50%, 03/01/09	243,715	252,774
Gold, Pool #G10399, 6.50%, 07/01/09	115,841	119,228
Gold, Pool #E00394, 7.50%, 09/01/10	159,484	168,346
Gold, Pool #M80898, 4.50%, 02/01/11	1,222,188	1,215,611
Gold, Pool #M80904, 4.50%, 03/01/11	786,409	782,113
Gold, Pool #M80917, 4.50%, 05/01/11	173,747	172,812
Gold, Pool #M80926, 4.50%, 07/01/11	718,623	714,755
Gold, Pool #M80934, 4.50%, 08/01/11	891,930	887,058
Gold, Pool #G10940, 6.50%, 11/01/11	60,900	63,194
Gold, Pool #E00507, 7.50%, 09/01/12	11,253	11,887
Gold, Pool #G10749, 6.00%, 10/01/12	272,330	281,231
Gold, Pool #E69050, 6.00%, 02/01/13	175,813	181,548
Gold, Pool #E72896, 7.00%, 10/01/13	45,311	47,393
Gold, Pool #E00802, 7.50%, 02/01/15	182,974	193,363
Gold, Pool #G11001, 6.50%, 03/01/15	132,606	137,630
Gold, Pool #G11003, 7.50%, 04/01/15	9,591	10,135
Gold, Pool #G11164, 7.00%, 05/01/15	33,283	34,807
Gold, Pool #E81396, 7.00%, 10/01/15	6,329	6,617
Gold, Pool #E81394, 7.50%, 10/01/15	45,479	48,068
Gold, Pool #E84097, 6.50%, 12/01/15	17,856	18,523
Gold, Pool #E00938, 7.00%, 01/01/16	85,262	89,136
Gold, Pool #E82132, 7.00%, 01/01/16	16,406	17,151
Gold, Pool #E82815, 6.00%, 03/01/16	67,497	69,695
Gold, Pool #E83233, 6.00%, 04/01/16	48,213	49,786
Gold, Pool #E83231, 6.00%, 04/01/16	18,572	19,178
Gold, Pool #E83046, 7.00%, 04/01/16	8,636	9,029
Gold, Pool #E83636, 6.00%, 05/01/16	121,951	125,929
Gold, Pool #E00975, 6.00%, 05/01/16	231,451	239,000
Gold, Pool #E83355, 6.00%, 05/01/16	62,353	64,387
Gold, Pool #E83933, 6.50%, 05/01/16	2,894	3,002
Gold, Pool #E00985, 6.00%, 06/01/16	124,066	128,113
Gold, Pool #E00987, 6.50%, 06/01/16	108,086	112,113
Gold, Pool #E84236, 6.50%, 06/01/16	28,409	29,467
Gold, Pool #E00996, 6.50%, 07/01/16	13,355	13,852
Gold, Pool #E85137, 6.50%, 08/01/16	47,665	49,441
Gold, Pool #E84912, 6.50%, 08/01/16	52,274	54,222
Gold, Pool #E85387, 6.00%, 09/01/16	142,656	147,309
Gold, Pool #E85800, 6.50%, 10/01/16	33,730	34,987
Gold, Pool #E86183, 6.00%, 11/01/16	17,874	18,457
Gold, Pool #E01083, 7.00%, 11/01/16	26,093	27,279
Gold, Pool #G11207, 7.00%, 11/01/16	72,685	75,987
Gold, Pool #E86746, 5.50%, 12/01/16	271,456	276,945
Gold, Pool #E86533, 6.00%, 12/01/16	43,850	45,280
Gold, Pool #E01095, 6.00%, 01/01/17	49,362	50,973
Gold, Pool #E87584, 6.00%, 01/01/17	41,714	43,075
Gold, Pool #E87291, 6.50%, 01/01/17	124,167	128,793
Gold, Pool #E86995, 6.50%, 01/01/17	80,496	83,495
Gold, Pool #E87446, 6.50%, 01/01/17	27,671	28,700
Gold, Pool #E88076, 6.00%, 02/01/17	36,851	38,051
Gold, Pool #E01127, 6.50%, 02/01/17	80,946	83,962
Gold, Pool #E88106, 6.50%, 02/01/17	163,343	169,416
Gold, Pool #E88055, 6.50%, 02/01/17	229,643	238,181
Gold, Pool #E88474, 6.00%, 03/01/17	77,818	80,353
Gold, Pool #E01137, 6.00%, 03/01/17	72,392	74,750
Gold, Pool #E88768, 6.00%, 03/01/17	162,553	167,855
Gold, Pool #E88134, 6.00%, 03/01/17	13,377	13,813

Gold, Pool #E01138, 6.50%, 03/01/17	40,230	41,726
Gold, Pool #E88729, 6.00%, 04/01/17	57,065	58,923
Gold, Pool #E89149, 6.00%, 04/01/17	93,227	96,263
Gold, Pool #E89496, 6.00%, 04/01/17	72,536	74,899
Gold, Pool #E89151, 6.00%, 04/01/17	79,178	81,757
Gold, Pool #E89347, 6.00%, 04/01/17	17,027	17,581
Gold, Pool #E89217, 6.00%, 04/01/17	42,142	43,515
Gold, Pool #E89222, 6.00%, 04/01/17	252,265	260,481
Gold, Pool #E01139, 6.00%, 04/01/17	321,295	331,759
Gold, Pool #E89203, 6.50%, 04/01/17	38,404	39,832
Gold, Pool #E89530, 6.00%, 05/01/17	183,677	189,659
Gold, Pool #E89909, 6.00%, 05/01/17	69,677	71,947
Gold, Pool #E89746, 6.00%, 05/01/17	547,194	565,017
Gold, Pool #E89788, 6.00%, 05/01/17	43,414	44,828
Gold, Pool #E01140, 6.00%, 05/01/17	283,079	292,299
Gold, Pool #E89924, 6.50%, 05/01/17	189,041	196,070
Gold, Pool #E01156, 6.50%, 05/01/17	116,592	120,927
Gold, Pool #E01157, 6.00%, 06/01/17	197,326	203,753
Gold, Pool #E90194, 6.00%, 06/01/17	61,623	63,630
Gold, Pool #E90313, 6.00%, 06/01/17	26,297	27,153
Gold, Pool #B15071, 6.00%, 06/01/17	785,324	810,940
Gold, Pool #E90227, 6.00%, 06/01/17	45,204	46,676
Gold, Pool #E90591, 5.50%, 07/01/17	274,157	279,715
Gold, Pool #E90645, 6.00%, 07/01/17	367,260	379,222
Gold, Pool #E90594, 6.00%, 07/01/17	170,910	176,477
Gold, Pool #E90667, 6.00%, 07/01/17	47,254	48,793
Gold, Pool #E01186, 5.50%, 08/01/17	616,469	628,967
Gold, Pool #E01205, 6.50%, 08/01/17	81,073	84,088
Gold, Pool #G11458, 6.00%, 09/01/17	172,416	178,039
Gold, Pool #E93476, 5.00%, 01/01/18	494,189	496,122
Gold, Pool #G11434, 6.50%, 01/01/18	134,325	139,328
Gold, Pool #E01311, 5.50%, 02/01/18	5,957,996	6,078,794
Gold, Pool #E01344, 4.50%, 04/01/18	333,339	328,499
Gold, Pool #E98207, 5.00%, 04/01/18	152,928	153,473
Gold, Pool #G11399, 5.50%, 04/01/18	610,320	622,882
Gold, Pool #E96459, 5.00%, 05/01/18	202,445	203,167
Gold, Pool #E99869, 5.00%, 06/01/18	257,255	258,261
Gold, Pool #E97366, 5.00%, 07/01/18	1,095,505	1,099,413
Gold, Pool #E98258, 5.00%, 07/01/18	697,178	699,665
Gold, Pool #E97335, 5.00%, 07/01/18	4,283,957	4,299,240
Gold, Pool #E97702, 5.00%, 07/01/18	1,655,933	1,661,841
Gold, Pool #E99498, 5.00%, 09/01/18	373,728	375,061
Gold, Pool #E99579, 5.00%, 09/01/18	338,315	339,522
Gold, Pool #E99675, 5.00%, 10/01/18	2,009,520	2,016,689
Gold, Pool #E99673, 5.00%, 10/01/18	199,556	200,268
Gold, Pool #E01488, 5.00%, 10/01/18	370,452	371,774
Gold, Pool #G11480, 5.00%, 11/01/18	1,961,837	1,968,835
Gold, Pool #B10650, 5.00%, 11/01/18	580,106	582,176
Gold, Pool #B10653, 5.50%, 11/01/18	773,112	788,754
Gold, Pool #B11186, 4.50%, 12/01/18	13,815,024	13,614,430
Gold, Pool #E01538, 5.00%, 12/01/18	2,467,563	2,476,366
Gold, Pool #B11548, 5.50%, 12/01/18	495,210	505,224
Gold, Pool #B13147, 5.00%, 01/01/19	1,468,816	1,474,056
Gold, Pool #B12214, 5.00%, 02/01/19	909,811	912,704
Gold, Pool #G11531, 5.50%, 02/01/19	277,240	282,850
Gold, Pool #B12737, 4.50%, 03/01/19	1,151,315	1,133,837
Gold, Pool #E01604, 5.50%, 03/01/19	439,665	448,556
Gold, Pool #B12908, 5.50%, 03/01/19	482,289	492,006
Gold, Pool #B13671, 5.00%, 04/01/19	334,229	335,292
Gold, Pool #B13600, 5.50%, 04/01/19	293,880	299,800
Gold, Pool #B14236, 5.00%, 05/01/19	1,054,693	1,058,046
Gold, Pool #B15172, 4.50%, 06/01/19	799,958	787,814

Gold, Pool #B15394, 4.50%, 06/01/19	2,680,126	2,639,439
Gold, Pool #B15013, 5.00%, 06/01/19	760,564	762,982
Gold, Pool #B15396, 5.50%, 06/01/19	484,125	493,879
Gold, Pool #B15661, 4.50%, 07/01/19	4,796,595	4,723,778
Gold, Pool #B15759, 4.50%, 07/01/19	1,184,481	1,166,500
Gold, Pool #B15717, 5.00%, 07/01/19	855,904	858,626
Gold, Pool #B15872, 5.00%, 07/01/19	447,467	448,890
Gold, Pool #G18002, 5.00%, 07/01/19	428,902	430,266
Gold, Pool #B15503, 5.00%, 07/01/19	526,078	527,751
Gold, Pool #G18007, 6.00%, 07/01/19	241,822	249,606
Gold, Pool #G18005, 5.00%, 08/01/19	1,137,406	1,141,022
Gold, Pool #G18006, 5.50%, 08/01/19	419,831	428,289
Gold, Pool #B16087, 6.00%, 08/01/19	833,853	860,693
Gold, Pool #B16657, 5.00%, 09/01/19	567,635	569,439
Gold, Pool #B16648, 5.00%, 09/01/19	429,594	430,960
Gold, Pool #B16626, 5.00%, 09/01/19	2,390,601	2,398,202
Gold, Pool #G18009, 5.00%, 09/01/19	2,025,877	2,032,319
Gold, Pool #B16826, 5.00%, 10/01/19	695,874	698,086
Gold, Pool #B16985, 5.00%, 10/01/19	355,451	356,582
Gold, Pool #B17371, 5.00%, 12/01/19	856,133	858,855
Gold, Pool #B14668, 5.00%, 01/01/20	1,624,376	1,629,597
Gold, Pool #C00351, 8.00%, 07/01/24	7,847	8,444
Gold, Pool #D60780, 8.00%, 06/01/25	12,057	12,969
Gold, Pool #D64617, 8.00%, 10/01/25	77,925	83,849
Gold, Pool #D82854, 7.00%, 10/01/27	29,715	31,262
Gold, Pool #C00566, 7.50%, 12/01/27	36,871	39,445
Gold, Pool #C16221, 7.00%, 10/01/28	1,359	1,429
Gold, Pool #C00676, 6.50%, 11/01/28	179,831	186,635
Gold, Pool #C00678, 7.00%, 11/01/28	48,298	50,787
Gold, Pool #C18271, 7.00%, 11/01/28	35,735	37,577
Gold, Pool #C24416, 8.50%, 02/01/29	4,983	5,425
Gold, Pool #C00836, 7.00%, 07/01/29	19,786	20,780
Gold, Pool #C30265, 6.50%, 08/01/29	45,024	46,698
Gold, Pool #A16201, 7.00%, 08/01/29	753,319	791,182
Gold, Pool #C31285, 7.00%, 09/01/29	48,389	50,821
Gold, Pool #C31282, 7.00%, 09/01/29	6,855	7,199
Gold, Pool #A18212, 7.00%, 11/01/29	813,756	854,657
Gold, Pool #C32914, 8.00%, 11/01/29	28,484	30,585
Gold, Pool #C37436, 8.00%, 01/01/30	26,368	28,313
Gold, Pool #C36429, 7.00%, 02/01/30	28,266	29,681
Gold, Pool #C36306, 7.00%, 02/01/30	24,756	25,995
Gold, Pool #C00921, 7.50%, 02/01/30	26,637	28,443
Gold, Pool #G01108, 7.00%, 04/01/30	17,576	18,459
Gold, Pool #C37703, 7.50%, 04/01/30	22,662	24,198
Gold, Pool #G01133, 6.50%, 07/01/30	131,148	136,110
Gold, Pool #C41561, 8.00%, 08/01/30	12,756	13,688
Gold, Pool #C01051, 8.00%, 09/01/30	55,261	59,300
Gold, Pool #C43550, 7.00%, 10/01/30	45,147	47,407
Gold, Pool #C44017, 7.50%, 10/01/30	9,536	10,183
Gold, Pool #C43967, 8.00%, 10/01/30	93,175	99,985
Gold, Pool #C44978, 7.00%, 11/01/30	11,141	11,699
Gold, Pool #C44535, 7.50%, 11/01/30	23,584	25,182
Gold, Pool #C44957, 8.00%, 11/01/30	30,304	32,518
Gold, Pool #C01106, 7.00%, 12/01/30	290,363	304,901
Gold, Pool #C01103, 7.50%, 12/01/30	23,814	25,428
Gold, Pool #C46932, 7.50%, 01/01/31	47,462	50,679
Gold, Pool #C01116, 7.50%, 01/01/31	22,462	23,984
Gold, Pool #C47143, 8.00%, 01/01/31	88,586	95,061
Gold, Pool #C47287, 7.50%, 02/01/31	26,710	28,520
Gold, Pool #C48851, 7.00%, 03/01/31	40,802	42,847
Gold, Pool #G01217, 7.00%, 03/01/31	234,873	246,632
Gold, Pool #C48938, 7.50%, 03/01/31	52,940	56,528

Gold, Pool #C48206, 7.50%, 03/01/31	33,496	35,767
Gold, Pool #C01172, 6.50%, 05/01/31	124,740	129,214
Gold, Pool #C52685, 6.50%, 05/01/31	67,246	69,658
Gold, Pool #C52136, 7.00%, 05/01/31	80,007	84,017
Gold, Pool #C53589, 6.50%, 06/01/31	236,407	244,887
Gold, Pool #C53324, 7.00%, 06/01/31	55,206	57,972
Gold, Pool #C01209, 8.00%, 06/01/31	13,805	14,814
Gold, Pool #C54897, 6.50%, 07/01/31	196,796	203,855
Gold, Pool #C54792, 7.00%, 07/01/31	246,401	258,749
Gold, Pool #C55071, 7.50%, 07/01/31	14,561	15,547
Gold, Pool #G01309, 7.00%, 08/01/31	63,593	66,780
Gold, Pool #C56769, 8.00%, 08/01/31	19,560	20,990
Gold, Pool #C58362, 6.50%, 09/01/31	64,606	66,924
Gold, Pool #C01220, 6.50%, 09/01/31	30,773	31,877
Gold, Pool #C58215, 6.50%, 09/01/31	8,681	8,993
Gold, Pool #C01222, 7.00%, 09/01/31	43,819	46,015
Gold, Pool #G01311, 7.00%, 09/01/31	371,775	390,389
Gold, Pool #G01315, 7.00%, 09/01/31	14,460	15,184
Gold, Pool #C01244, 6.50%, 10/01/31	175,714	182,017
Gold, Pool #C58961, 6.50%, 10/01/31	1,398,857	1,449,036
Gold, Pool #C58694, 7.00%, 10/01/31	114,742	120,492
Gold, Pool #C58647, 7.00%, 10/01/31	6,037	6,340
Gold, Pool #C60991, 6.50%, 11/01/31	22,153	22,947
Gold, Pool #C60012, 7.00%, 11/01/31	34,805	36,549
Gold, Pool #C61298, 8.00%, 11/01/31	48,272	51,800
Gold, Pool #C01271, 6.50%, 12/01/31	52,665	54,555
Gold, Pool #C61105, 7.00%, 12/01/31	19,935	20,934
Gold, Pool #C01305, 7.50%, 12/01/31	24,789	26,467
Gold, Pool #C63171, 7.00%, 01/01/32	103,730	108,929
Gold, Pool #C62218, 7.00%, 01/01/32	58,944	61,898
Gold, Pool #C01355, 6.50%, 02/01/32	1,677,879	1,738,068
Gold, Pool #C64121, 7.50%, 02/01/32	79,981	85,396
Gold, Pool #C65466, 6.50%, 03/01/32	495,975	513,481
Gold, Pool #C64668, 6.50%, 03/01/32	60,694	62,837
Gold, Pool #C01310, 6.50%, 03/01/32	286,280	296,384
Gold, Pool #C66088, 6.50%, 04/01/32	42,908	44,423
Gold, Pool #C01343, 6.50%, 04/01/32	254,103	263,072
Gold, Pool #C66191, 6.50%, 04/01/32	82,866	85,791
Gold, Pool #C66192, 6.50%, 04/01/32	54,150	56,061
Gold, Pool #C01345, 7.00%, 04/01/32	175,418	184,148
Gold, Pool #G01391, 7.00%, 04/01/32	631,018	662,611
Gold, Pool #C66744, 7.00%, 04/01/32	20,715	21,746
Gold, Pool #C65717, 7.50%, 04/01/32	36,544	39,017
Gold, Pool #C01370, 8.00%, 04/01/32	58,122	62,373
Gold, Pool #C67097, 6.50%, 05/01/32	33,022	34,187
Gold, Pool #C01351, 6.50%, 05/01/32	165,013	170,838
Gold, Pool #C67313, 6.50%, 05/01/32	21,528	22,288
Gold, Pool #C66758, 6.50%, 05/01/32	1,087,408	1,125,790
Gold, Pool #C66919, 6.50%, 05/01/32	23,474	24,302
Gold, Pool #C66916, 7.00%, 05/01/32	114,434	120,129
Gold, Pool #C67259, 7.00%, 05/01/32	18,502	19,423
Gold, Pool #C67235, 7.00%, 05/01/32	316,036	331,763
Gold, Pool #C01381, 8.00%, 05/01/32	259,916	278,911
Gold, Pool #C72497, 6.50%, 06/01/32	64,130	66,430
Gold, Pool #C72361, 6.50%, 06/01/32	95,754	99,189
Gold, Pool #C01364, 6.50%, 06/01/32	165,412	171,251
Gold, Pool #C67996, 6.50%, 06/01/32	40,434	41,862
Gold, Pool #C68300, 7.00%, 06/01/32	251,474	263,988
Gold, Pool #C68290, 7.00%, 06/01/32	51,605	54,173
Gold, Pool #C68307, 8.00%, 06/01/32	21,865	23,464
Gold, Pool #C71403, 6.50%, 07/01/32	177,301	183,661
Gold, Pool #G01433, 6.50%, 07/01/32	91,799	95,039

Gold, Pool #G01449, 7.00%, 07/01/32	437,084	458,968
Gold, Pool #C68988, 7.50%, 07/01/32	8,354	8,919
Gold, Pool #G01443, 6.50%, 08/01/32	622,614	644,590
Gold, Pool #C74006, 6.50%, 08/01/32	60,586	62,725
Gold, Pool #G01444, 6.50%, 08/01/32	624,967	647,386
Gold, Pool #C69951, 6.50%, 08/01/32	186,084	192,652
Gold, Pool #C01385, 6.50%, 08/01/32	236,723	245,079
Gold, Pool #C69908, 7.00%, 08/01/32	209,283	219,697
Gold, Pool #C70211, 7.00%, 08/01/32	218,943	229,838
Gold, Pool #C01396, 6.50%, 09/01/32	385,020	398,610
Gold, Pool #C71089, 7.50%, 09/01/32	83,875	89,551
Gold, Pool #C01404, 6.50%, 10/01/32	972,388	1,006,710
Gold, Pool #C72160, 7.50%, 10/01/32	31,570	33,707
Gold, Pool #A14012, 6.50%, 11/01/32	280,538	290,440
Gold, Pool #C73984, 6.50%, 12/01/32	133,297	138,002
Gold, Pool #C77238, 6.00%, 02/01/33	850,634	868,896
Gold, Pool #C77531, 6.50%, 02/01/33	266,166	275,561
Gold, Pool #G01536, 7.00%, 03/01/33	319,673	335,596
Gold, Pool #G01580, 6.00%, 06/01/33	7,375,498	7,533,843
Gold, Pool #A10212, 6.50%, 06/01/33	149,087	154,218
Gold, Pool #A11792, 6.00%, 08/01/33	457,594	467,418
Gold, Pool #A15173, 6.00%, 11/01/33	2,220,271	2,267,939
Gold, Pool #A15675, 6.00%, 11/01/33	6,211,298	6,344,649
Gold, Pool #A16419, 6.50%, 11/01/33	208,565	215,744
Gold, Pool #A16590, 6.00%, 12/01/33	793,352	810,502
Gold, Pool #A17262, 6.50%, 12/01/33	592,456	612,849
Gold, Pool #A17177, 6.50%, 12/01/33	229,862	237,774
Gold, Pool #A17499, 6.00%, 01/01/34	2,084,981	2,130,071
Gold, Pool #C01806, 7.00%, 01/01/34	328,243	344,593
Gold, Pool #A18186, 6.00%, 02/01/34	2,258,072	2,306,904
Gold, Pool #564799, 6.00%, 03/15/34	2,416,069	2,485,685
Gold, Pool #A21356, 6.50%, 04/01/34	932,547	964,439
Gold, Pool #C01851, 6.50%, 04/01/34	883,090	913,290
Gold, Pool #A24297, 6.00%, 05/01/34	965,852	986,731
Gold, Pool #A23542, 4.50%, 06/01/34	2,747,103	2,632,921
Gold, Pool #A24123, 6.00%, 06/01/34	343,885	351,319
Gold, Pool #A25000, 6.00%, 07/01/34	2,318,809	2,368,955
Gold, Pool#A25219, 6.00%, 07/01/34	927,237	947,289
Gold, Pool #A24927, 6.00%, 07/01/34	5,353,403	5,469,174
Gold, Pool #A24746, 6.00%, 07/01/34	993,203	1,014,674
Gold, Pool #A26088, 6.00%, 09/01/34	4,452,038	4,548,317
Gold, Pool #A26688, 6.00%, 09/01/34	608,920	622,088
Gold, Pool #788027, 6.50%, 09/01/34	810,800	838,769
Gold, Pool #G01741, 6.50%, 10/01/34	593,060	613,993
Gold, Pool #G08023, 6.50%, 11/01/34	799,877	827,232
Gold, Pool #804847, 4.50%, 01/01/35	709,789	680,976
TBA, 6.00%, 08/01/18 (c)	400,000	412,750
TBA, 4.50%, 08/01/19 (c)	3,000,000	2,951,250
TBA, 5.50%, 08/01/19 (c)	400,000	407,875
TBA, 4.50%, 09/01/19 (c)	1,000,000	982,500
TBA, 4.00%, 08/01/20 (c)	12,071,000	11,633,426
TBA, 5.00%, 08/15/20 (c)	1,500,000	1,503,750
TBA, 5.00%, 09/01/33 (c)	1,700,000	1,670,250
TBA, 5.50%, 09/01/34 (c)	800,000	802,750
TBA, 4.50%, 08/01/35 (c)	300,000	287,344
TBA, 5.00%, 08/01/35 (c)	88,774,000	87,359,119
TBA, 5.50%, 08/15/35 (c)	119,557,000	120,192,086
TBA, 6.00%, 08/15/35 (c)	3,000,000	3,063,750

		583,427,529

Federal National Mortgage Association (14.7%)

2.63%, 11/15/06	11,050,000	10,841,100
5.75%, 02/15/08	75,495,000	78,201,118

2.50%, 06/15/08	17,335,000	16,500,770
5.50%, 03/15/11	5,430,000	5,702,260
6.00%, 05/15/11	30,460,000	32,773,894
5.38%, 11/15/11	5,090,000	5,331,230
4.38%, 03/15/13	18,000,000	17,836,722
4.63%, 10/15/14	23,015,000	23,100,478
5.00%, 04/15/15	2,145,000	2,215,789
Pool #709921, 5.00%, 06/01/18	216,395	217,060
Pool #255315, 4.00%, 07/01/19	554,068	534,832
Pool #811970, 4.50%, 02/01/20	298,641	293,855
Pool #560868, 7.50%, 02/01/31	16,821	17,930
Pool #607212, 7.50%, 10/01/31	269,367	287,122
Pool #607559, 6.50%, 11/01/31	10,615	11,001
Pool #607632, 6.50%, 11/01/31	5,498	5,698
Pool #661664, 7.50%, 09/01/32	247,959	264,293
Pool #694846, 6.50%, 04/01/33	150,707	155,906
Pool #750229, 6.50%, 10/01/33	683,959	707,554

		194,998,612

Government National Mortgage Association (3.2%)

Pool #279461, 9.00%, 11/15/19	9,758	10,686
Pool #376510, 7.00%, 05/15/24	29,610	31,411
Pool #457801, 7.00%, 08/15/28	37,144	39,278
Pool #490258, 6.50%, 02/15/29	7,656	8,008
Pool #486936, 6.50%, 02/15/29	33,571	35,115
Pool #502969, 6.00%, 03/15/29	98,371	101,303
Pool #487053, 7.00%, 03/15/29	32,577	34,428
Pool #781014, 6.00%, 04/15/29	88,168	90,820
Pool #509099, 7.00%, 06/15/29	44,604	47,137
Pool #470643, 7.00%, 07/15/29	84,176	88,957
Pool #434505, 7.50%, 08/15/29	6,530	6,983
Pool #416538, 7.00%, 10/15/29	17,031	17,998
Pool #524269, 8.00%, 11/15/29	19,199	20,703
Pool #781124, 7.00%, 12/15/29	178,090	188,261
Pool #525561, 8.00%, 01/15/30	15,143	16,325
Pool #531352, 7.50%, 09/15/30	32,390	34,628
Pool #507396, 7.50%, 09/15/30	298,353	318,966
Pool #536334, 7.50%, 10/15/30	6,030	6,447
Pool #519020, 7.50%, 11/15/30	6,906	7,384
Pool #545233, 7.50%, 12/15/30	997	1,066
Pool #540659, 7.00%, 01/15/31	5,810	6,138
Pool #535388, 7.50%, 01/15/31	13,754	14,700
Pool #486019, 7.50%, 01/15/31	24,147	25,809
Pool #537406, 7.50%, 02/15/31	10,914	11,665
Pool #528589, 6.50%, 03/15/31	164,995	172,505
Pool #508473, 7.50%, 04/15/31	48,620	51,967
Pool #533723, 7.50%, 04/15/31	11,978	12,802
Pool #544470, 8.00%, 04/15/31	20,542	22,134
Pool #781287, 7.00%, 05/15/31	110,300	116,534
Pool #781319, 7.00%, 07/15/31	36,847	38,927
Pool #549742, 7.00%, 07/15/31	72,802	76,909
Pool #485879, 7.00%, 08/15/31	128,142	135,371
Pool #781328, 7.00%, 09/15/31	100,921	106,628
Pool #555125, 7.00%, 09/15/31	20,254	21,397
Pool #550991, 6.50%, 10/15/31	43,484	45,463
Pool #571267, 7.00%, 10/15/31	15,475	16,348
Pool #547948, 6.50%, 11/15/31	32,125	33,587
Pool #574837, 7.50%, 11/15/31	19,867	21,234
Pool #555171, 6.50%, 12/15/31	14,237	14,885
Pool #781380, 7.50%, 12/15/31	33,846	36,176
Pool #781481, 7.50%, 01/15/32	184,513	197,270
Pool #580972, 6.50%, 02/15/32	36,871	38,545
Pool #781401, 7.50%, 02/15/32	99,026	105,857

Pool #552474, 7.00%, 03/15/32	60,695	64,114
Pool #781478, 7.50%, 03/15/32	58,169	62,190
Pool #781429, 8.00%, 03/15/32	84,548	91,081
Pool #583645, 8.00%, 07/15/32	55,877	60,197
Pool #552822, 5.50%, 10/15/32	859,102	870,616
Pool #595077, 6.00%, 10/15/32	295,407	303,923
Pool #596657, 7.00%, 10/15/32	23,284	24,596
Pool #552903, 6.50%, 11/15/32	1,350,362	1,411,676
Pool #552952, 6.00%, 12/15/32	305,609	314,418
Pool #612953, 7.00%, 12/15/32	109,576	115,749
Pool #588192, 6.00%, 02/15/33	147,328	151,554
Pool #602102, 6.00%, 02/15/33	344,520	354,402
Pool #608138, 5.50%, 03/15/33	498,022	504,556
Pool #603520, 6.00%, 03/15/33	332,272	341,804
Pool #604243, 6.00%, 04/15/33	595,165	612,237
Pool #611526, 6.00%, 05/15/33	206,042	211,952
Pool #781627, 5.50%, 06/15/33	1,252,439	1,269,135
Pool #553320, 6.00%, 06/15/33	850,002	874,385
Pool #572733, 6.00%, 07/15/33	147,257	151,481
Pool #620452, 5.50%, 08/15/33	741,948	751,682
Pool #608319, 5.50%, 10/15/33	2,437,615	2,469,596
Pool #622637, 5.50%, 11/15/33	1,104,850	1,119,346
Pool #573916, 6.00%, 11/15/33	544,691	560,316
Pool #604875, 6.00%, 12/15/33	1,365,129	1,404,289
Pool #781690, 6.00%, 12/15/33	477,963	491,723
Pool #781699, 7.00%, 12/15/33	224,236	236,889
Pool #621856, 6.00%, 01/15/34	653,487	672,317
Pool #629973, 6.00%, 06/15/34	1,215,405	1,250,426
Pool #632831, 5.50%, 07/15/34	2,016,404	2,042,682
Pool #562376, 5.50%, 08/15/34	761,042	770,960
Pool #633794, 5.50%, 10/15/34	436,991	442,581
Pool #631182, 5.50%, 03/15/35	7,884,407	7,985,248
TBA, 7.00%, 08/01/32 (c)	400,000	422,250
TBA, 5.00%, 08/01/34 (c)	9,982,000	9,913,373
TBA, 4.50%, 08/01/35 (c)	2,649,000	2,567,874

		43,320,373

Tennessee Valley Authority (0.0%)

6.25%, 12/15/17	85,000	96,781

U.S. Treasury Bonds (6.1%)

8.75%, 05/15/17	10,735,000	14,990,837
8.50%, 02/15/20	6,300,000	8,966,916
6.25%, 08/15/23	22,460,000	27,082,717
6.38%, 08/15/27	17,145,000	21,471,438
5.38%, 02/15/31	7,610,000	8,647,456

		81,159,364

U.S. Treasury Notes (4.0%)

2.75%, 07/31/06	21,825,000	21,581,170
4.38%, 05/15/07	3,795,000	3,820,203
2.75%, 08/15/07	3,000,000	2,926,056
3.25%, 08/15/07	2,260,000	2,226,541
3.00%, 11/15/07	1,965,000	1,921,556
3.13%, 09/15/08	1,820,000	1,769,737
3.13%, 10/15/08	1,325,000	1,287,113
3.38%, 11/15/08	8,640,000	8,450,326
4.88%, 02/15/12	1,000,000	1,040,156
4.00%, 11/15/12	5,180,000	5,121,523
4.00%, 02/15/15	3,510,000	3,429,516

		53,573,897

Total U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS		956,576,556

Corporate Bonds (37.4%)
Aerospace (0.4%)

Boeing Co., 6.13%, 02/15/33	500,000	557,821
General Dynamics Corp., 3.00%, 05/15/08	425,000	408,498
Lockheed Martin Corp., 8.50%, 12/01/29	600,000	844,932
Northrop Grumman Corp., 7.13%, 02/15/11	1,035,000	1,151,151
Raytheon Co., 8.30%, 03/01/10	250,000	284,645
Raytheon Co., 5.50%, 11/15/12	150,000	155,122
Raytheon Co., 7.00%, 11/01/28	225,000	268,125
Rockwell Collins Corp., 4.75%, 12/01/13	500,000	499,628
United Technologies Corp., 6.35%, 03/01/11	675,000	736,231
United Technologies Corp., 5.40%, 05/01/35	450,000	458,182

		5,364,335

Agricultural Products (0.0%)

Bunge Ltd. Finance Corp., 5.10%, 07/15/15 (b)	150,000	148,647
Potash Corp. of Saskatchewan, Inc., 7.75%, 05/31/11	70,000	80,058
Potash Corp. of Saskatchewan, Inc., 4.88%, 03/01/13	280,000	277,733

		506,438

Airlines (0.1%)

Continental Airlines, Inc., 6.56%, 08/15/13	395,000	411,247
Continental Airlines, Inc., 7.88%, 07/02/18	223,512	210,808
Southwest Airlines Corp., 7.88%, 09/01/07	24,000	25,472
Southwest Airlines Corp., 5.13%, 03/01/17	250,000	239,605

		887,132

Apparel Manufacturers (0.0%)

Jones Apparel Group, Inc.	160,000	151,768

Automobiles (0.4%)

DaimlerChrysler AG, 4.05%, 06/04/08	1,100,000	1,077,284
DaimlerChrysler AG, 7.30%, 01/15/12	660,000	730,185
DaimlerChrysler AG, 6.50%, 11/15/13	200,000	215,624
DaimlerChrysler AG, 8.50%, 01/18/31	625,000	801,091
DaimlerChrysler NA Holdings, 4.75%, 01/15/08	1,000,000	998,130
Lear Corp., 5.75%, 08/01/14	125,000	111,596
Nissan Motor Acceptance, 4.63%, 03/08/10 (b)	520,000	511,846
Toyota Motor Credit Corp., 4.25%, 03/15/10	570,000	564,022

		5,009,778

Banking (4.1%)

American Express Centurion Bank, 4.38%, 07/30/09 (b)	400,000	397,173
Anadarko Finance Co., 6.75%, 05/01/11	200,000	218,049
Andina de Fomento Corp., 6.88%, 03/15/12	400,000	439,327

Banco Nacional de Comercio Exterior, 3.88%, 01/21/09 (b)	100,000	96,500
Bank of America Corp., 4.75%, 10/15/06	1,000,000	1,006,280
Bank of America Corp., 3.25%, 08/15/08	450,000	434,902
Bank of America Corp., 5.88%, 02/15/09	500,000	521,508
Bank of America Corp., 4.88%, 09/15/12	490,000	493,282
Bank of America Corp., 4.88%, 01/15/13	1,100,000	1,102,900
Bank of America Corp., 5.38%, 06/15/14	500,000	517,964
Bank of America Corp., 5.25%, 12/01/15	1,250,000	1,278,818
Bank of New York Corp., 5.20%, 07/01/07	565,000	571,819
Bank One Corp., 4.13%, 09/01/07	1,615,000	1,609,017
Bank One Corp., 3.70%, 01/15/08	500,000	491,726
Bank One Corp., 7.88%, 08/01/10	100,000	113,507
Bank One Corp., 5.25%, 01/30/13	800,000	811,728
Bank One Corp., 8.00%, 04/29/27	492,000	635,438
BB&T Corp., 6.50%, 08/01/11	300,000	326,118
BB&T Corp., 4.75%, 10/01/12	400,000	397,608
BHP Finance Corp., 6.42%, 03/01/26	135,000	153,175
BSCH Issuances Ltd., 7.63%, 11/03/09	600,000	667,214
BSCH Issuances Ltd., 7.63%, 09/14/10	100,000	113,226
Citigroup, Inc., 5.50%, 08/09/06	550,000	557,219
Citigroup, Inc., 5.50%, 11/30/07	500,000	509,631
Citigroup, Inc., 6.38%, 11/15/08	275,000	289,697
Citigroup, Inc., 3.63%, 02/09/09	1,100,000	1,069,153
Citigroup, Inc., 6.50%, 01/18/11	225,000	244,046
Citigroup, Inc., 5.63%, 08/27/12	500,000	523,188
Citigroup, Inc., 5.00%, 09/15/14	733,000	733,929
Citigroup, Inc., 6.63%, 06/15/32	565,000	650,988
Citigroup, Inc., 5.88%, 02/22/33	200,000	210,864
Citigroup, Inc., 5.85%, 12/11/34	550,000	586,198
Comerica, Inc., 4.80%, 05/01/15	300,000	292,666
Deutsche Bank Financial LLC., 7.50%, 04/25/09	100,000	109,647
Deutsche Bank Financial LLC., 5.38%, 03/02/15	300,000	309,503
European Investment Bank, 3.38%, 03/16/09	1,600,000	1,553,594
European Investment Bank, 4.63%, 05/15/14	525,000	534,109
Fifth Third Bank, 3.38%, 08/15/08	280,000	271,422
Fifth Third Bank, 4.20%, 02/23/10	525,000	516,683
Firstbank Puerto Rico Corp., 7.63%, 12/20/05	100,000	100,582
FleetBoston Financial Corp., 4.20%, 11/30/07	300,000	298,509
FleetBoston Financial Corp., 3.85%, 02/15/08	750,000	736,769
HBOS PLC, 5.38%, 11/29/49 (b)	600,000	607,207
HSBC Bank USA, 7.50%, 07/15/09	955,000	1,050,512

HSBC Bank USA, 3.88%, 09/15/09	600,000	583,111
HSBC Bank USA, 4.63%, 04/01/14	400,000	391,335
HSBC Bank USA, 5.88%, 11/01/34	910,000	964,764
Inter-American Development Bank, 5.75%, 02/26/08	250,000	258,960
Inter-American Development Bank, 6.80%, 10/15/25	700,000	848,916
International Bank for Reconstruction & Development, 7.63%, 01/19/23	750,000	1,004,500
International Lease Finance Corp., 5.75%, 02/15/07	415,000	421,568
International Lease Finance Corp., 3.50%, 04/01/09	500,000	474,882
JP Morgan Chase & Co., 5.25%, 05/30/07	950,000	964,450
JP Morgan Chase & Co., 6.25%, 01/15/09	100,000	104,954
JP Morgan Chase & Co., 3.50%, 03/15/09	1,950,000	1,881,242
JP Morgan Chase & Co., 4.50%, 11/15/10	500,000	495,661
JP Morgan Chase & Co., 6.63%, 03/15/12	940,000	1,028,266
Key Bank NA, 5.70%, 08/15/12	450,000	472,373
Key Bank NA, 5.80%, 07/01/14	250,000	263,789
Key Bank NA, 6.95%, 02/01/28	225,000	264,860
KFW International Finance, Inc., 4.75%, 01/24/07	2,005,000	2,023,058
M & T Bank Corp., 3.85%, 04/01/13	300,000	293,559
Marshall & Ilsley Bank, 4.13%, 09/04/07	125,000	124,806
Marshall & Ilsley Bank, 3.80%, 02/08/08	600,000	590,044
Marshall & Ilsley Bank, 5.25%, 09/04/12	275,000	282,232
MBNA America Bank Corp., 6.25%, 01/17/07	495,000	507,348
MBNA America Bank Corp., 5.38%, 01/15/08	195,000	198,953
MBNA America Bank Corp., 7.13%, 11/15/12	315,000	356,110
National Bank of Australia, 8.60%, 05/19/10	300,000	348,022
National City Bank of Indiana, 4.00%, 09/28/07	300,000	298,138
National City Corp., 3.20%, 04/01/08	400,000	387,601
National City Corp., 6.20%, 12/15/11	300,000	323,268
Nationsbank Corp., 6.60%, 05/15/10	200,000	215,890
Oester Kontroll Bank, 4.50%, 03/09/15	400,000	399,860
PNC Funding Corp., 5.25%, 11/15/15	600,000	608,186
Popular North America, Inc., 4.70%, 06/30/09	550,000	548,082
Regions Financial Corp., 6.38%, 05/15/12	150,000	163,088
Sanwa Bank Ltd., 7.40%, 06/15/11	600,000	669,194
Sovereign Bancorp., Inc., 5.13%, 03/15/13	200,000	199,876
St. George Bank Ltd., 5.30%, 10/15/15 (b)	400,000	408,824

SunTrust Banks, Inc., 5.20%, 01/17/17	300,000	301,595
SunTrust Banks, Inc., 5.45%, 12/01/17	310,000	316,658
U.S. Bancorp, 5.10%, 07/15/07	500,000	506,296
Union Planters Corp., 4.38%, 12/01/10	150,000	146,966
Unionbancal Corp., 5.25%, 12/16/13	350,000	353,281
US Bank NA, 2.85%, 11/15/06	1,500,000	1,469,765
US Bank NA, 4.80%, 04/15/15	225,000	222,705
US Bank NA Minnesota, 6.38%, 08/01/11	250,000	271,506
Wachovia Corp., 4.95%, 11/01/06	195,000	196,103
Wachovia Corp., 4.85%, 07/30/07	800,000	808,766
Wachovia Corp., 3.63%, 02/17/09	2,175,000	2,114,417
Wachovia Corp., 4.88%, 02/15/14	310,000	307,754
Wachovia Corp., 5.50%, 08/01/35	300,000	299,561
Wells Fargo & Co., 3.50%, 04/04/08	625,000	610,778
Wells Fargo & Co., 3.13%, 04/01/09	1,400,000	1,335,356
Wells Fargo & Co., 6.45%, 02/01/11	1,440,000	1,563,048
Wells Fargo & Co., 5.13%, 09/15/16	350,000	353,261
Wells Fargo & Co., 5.38%, 02/07/35	450,000	451,620
Westpac Banking Corp., 4.63%, 06/01/18	250,000	233,977

		55,386,578

Building & Construction (0.3%)

Catepillar, Inc., 7.30%, 05/01/31	170,000	217,730
Centex Corp., 7.88%, 02/01/11	250,000	282,367
Centex Corp., 7.50%, 01/15/12	100,000	112,235
Hanson Australia Funding, 5.25%, 03/15/13	450,000	452,385
Korea Development Bank Corp., 4.25%, 11/13/07	250,000	247,794
Lennar Corp., 5.95%, 03/01/13	90,000	93,471
Masco Corp., 5.88%, 07/15/12	360,000	380,253
MDC Holdings, Inc., 5.50%, 05/15/13	250,000	250,520
Pulte Homes, Inc., 4.88%, 07/15/09	575,000	568,465
Pulte Homes, Inc., 7.88%, 08/01/11	40,000	45,515
Pulte Homes, Inc., 6.25%, 02/15/13	105,000	110,534
Pulte Homes, Inc., 6.00%, 02/15/35	250,000	239,028
Ryland Group, 5.38%, 01/15/15	400,000	393,624
Toll Brothers, Inc., 6.88%, 11/15/12	150,000	164,239

		3,558,160

Business Services (0.1%)

Cendant Corp., 7.38%, 01/15/13	390,000	439,878
First Data Corp., 3.38%, 08/01/08	600,000	581,315
Pitney Bowes, Inc., 4.75%, 01/15/16	500,000	491,102
Pitney Bowes, Inc., 4.75%, 05/15/18	150,000	145,376

		1,657,671

Cable (0.3%)

British Sky Broadcasting Group PLC, 8.20%, 07/15/09	375,000	417,858
Comcast Corp., 6.20%, 11/15/08	475,000	496,860
Comcast Corp., 5.85%, 01/15/10	465,000	483,662
Comcast Corp., 8.38%, 03/15/13	400,000	480,842
Comcast Corp., 9.46%, 11/15/22	200,000	277,066
Comcast Corp., 7.05%, 03/15/33	500,000	581,347
Comcast Corp., 5.65%, 06/15/35	400,000	390,169
Cox Communications, Inc., 7.13%, 10/01/12	500,000	552,453

Cox Enterprises, 4.38%, 05/01/08 (b)	250,000	246,213
Harris Corp., 6.35%, 02/01/28	250,000	264,444
USA Interactive, 7.00%, 01/15/13	300,000	314,936

		4,505,850

Chemicals (0.2%)

Albemarle Corp., 5.10%, 02/01/15	200,000	197,191
Chevron Phillips Chemical, 5.38%, 06/15/07	100,000	101,218
ICI North America, 8.88%, 11/15/06	300,000	315,767
Lubrizol Corp., 5.50%, 10/01/14	600,000	609,007
Lubrizol Corp., 6.50%, 10/01/34	250,000	269,999
Praxair, Inc., 3.95%, 06/01/13	300,000	283,766
Rohm & Haas Co., 7.40%, 07/15/09	156,000	170,738
Rohm & Haas Co., 7.85%, 07/15/29	200,000	267,390
Yara International Asa, 5.25%, 12/15/14 (b)	250,000	248,088

		2,463,164

Commercial Services (0.1%)

Aramark Services, Inc., 6.38%, 02/15/08	140,000	145,272
Cendant Corp., 6.88%, 08/15/06	580,000	594,061

		739,333

Computers (0.3%)

Computer Associates, Inc., 5.63%, 12/01/14 (b)	250,000	251,872
Dell Computer Corp., 7.10%, 04/15/28	250,000	306,324
First Data Corp., 6.38%, 12/15/07	350,000	364,372
Hewlett Packard Co., 3.63%, 03/15/08	250,000	244,498
Hewlett Packard Co., 6.50%, 07/01/12	250,000	272,152
IBM Corp., 6.45%, 08/01/07	115,000	119,366
IBM Corp., 3.80%, 02/01/08	1,415,000	1,395,788
IBM Corp., 5.50%, 01/15/09	200,000	206,493
IBM Corp., 4.75%, 11/29/12	475,000	477,583
IBM Corp., 5.88%, 11/29/32	415,000	449,204
Kern River Funding Corp., 4.89%, 04/30/18 (b)	90,600	90,724

		4,178,376

Conglomerates (0.1%)

Fortune Brands, Inc., 2.88%, 12/01/06	500,000	488,320
Procter & Gamble Co., 6.88%, 09/15/09	320,000	348,477
Procter & Gamble Co., 4.95%, 08/15/14	500,000	506,883
Procter & Gamble Co., 5.80%, 08/15/34	350,000	379,617

		1,723,297

Containers (0.0%)

Newell Rubbermaid, Inc., 4.00%, 05/01/10	150,000	142,932
Sealed Air Corp., 5.38%, 04/15/08 (b)	200,000	201,849
Sealed Air Corp., 6.95%, 05/15/09 (b)	55,000	58,674

		403,455

Cruise Lines (0.0%)

Carnival Corp., 3.75%, 11/15/07 (b)	500,000	491,455

Department Stores (0.1%)

Federated Department Stores, 6.63%, 04/01/11	370,000	400,935

Federated Department Stores, 6.90%, 04/01/29	250,000	284,778
Kimberly-Clark Corp., 7.10%, 08/01/07	106,000	111,449
Kimberly-Clark Corp., 5.63%, 02/15/12	500,000	526,872
Kohl’s Corp., 6.30%, 03/01/11	50,000	53,399

		1,377,433

Electric - Integrated (1.6%)

Alabama Power Co., 5.70%, 02/15/33	200,000	210,796
Amerenenergy Generating Co., 7.95%, 06/01/32	105,000	136,836
American Electric Power Co., 6.13%, 05/15/06	249,000	252,309
Carolina Power & Light, 5.70%, 04/01/35	300,000	310,763
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12	70,000	73,266
Commonwealth Edison Corp., 6.15%, 03/15/12	200,000	215,562
Consolidated Edison, Inc., 7.15%, 12/01/09	60,000	65,750
Consolidated Edison, Inc., 4.88%, 02/01/13	210,000	211,323
Consolidated Edison, Inc., 5.88%, 04/01/33	200,000	215,235
Constellation Energy Group, Inc., 6.13%, 09/01/09	530,000	556,184
Consumers Energy—ITC, 4.25%, 04/15/08	205,000	202,730
Consumers Energy—ITC, 4.00%, 05/15/10	200,000	191,769
Dominion Resource, Inc., 6.30%, 03/15/33	750,000	791,215
Duke Energy Corp., 3.75%, 03/05/08	1,200,000	1,177,942
Duke Energy Corp., 6.25%, 01/15/12	770,000	826,254
Emerson Electric Co., 6.00%, 08/15/32	140,000	154,853
Entergy Gulf States, Inc., 5.25%, 08/01/15	300,000	292,848
Entergy Mississippi, Inc., 5.15%, 02/01/13	490,000	490,687
Exelon Corp., 6.75%, 05/01/11	425,000	463,822
Exelon Generation Co., 5.35%, 01/15/14	575,000	584,988
Firstenergy Corp., 7.38%, 11/15/31	700,000	841,868
Florida Power & Light Co., 6.88%, 12/01/05	225,000	227,067
Florida Power & Light Co., 5.85%, 02/01/33	170,000	184,128
Florida Power & Light Co., 5.90%, 03/01/33	115,000	122,266
Florida Power & Light Co., 5.95%, 10/01/33	130,000	142,805
FPL Group Capital, Inc., 7.63%, 09/15/06	85,000	88,024
General Electric Capital Corp., 5.38%, 03/15/07	650,000	660,893
General Electric Capital Corp., 4.63%, 09/15/09	1,075,000	1,076,443

General Electric Capital Corp., 3.75%, 12/15/09	1,400,000	1,354,427
General Electric Capital Corp., 5.00%, 02/01/13	1,575,000	1,593,690
Georgia Power Corp., 5.13%, 11/15/12	180,000	183,170
Midamerican Energy Holdings Co., 5.88%, 10/01/12	675,000	702,553
New York State Electric & Gas Corp., 5.75%, 05/01/23	100,000	101,506
Ohio Power Co., 6.60%, 02/15/33	200,000	228,706
Oncor, Inc., 6.38%, 05/01/12	165,000	178,387
Pacific Gas & Electric, 3.60%, 03/01/09	1,100,000	1,062,443
Pacific Gas & Electric, 4.80%, 03/01/14	500,000	493,966
Pacific Gas & Electric Co., 4.20%, 03/01/11	1,200,000	1,162,466
Pacificorp Corp., 5.25%, 06/15/35	300,000	292,302
Pepco Holdings, Inc., 4.00%, 05/15/10	200,000	192,428
Pepco Holdings, Inc., 6.45%, 08/15/12	180,000	193,833
Progress Energy, Inc., 5.85%, 10/30/08	105,000	108,331
Progress Energy, Inc., 7.10%, 03/01/11	440,000	483,483
PSEG Power Corp., 6.95%, 06/01/12	125,000	138,682
Public Service Electric & Gas, 5.13%, 09/01/12	330,000	335,883
Public Service New Mexico Corp., 4.40%, 09/15/08	175,000	173,218
Puget Energy, Inc., 5.48%, 06/01/35	250,000	250,308
Scana Corp., 6.88%, 05/15/11	50,000	55,112
Scana Corp., 6.25%, 02/01/12	250,000	268,092
Scottish Power, 5.81%, 03/15/25	200,000	201,292
Southern California Edison Co., 6.00%, 01/15/34	300,000	325,818
Southern California Edison Co., 5.55%, 01/15/36	400,000	409,268
Southern Power Co., 6.25%, 07/15/12	225,000	241,552
Wisconsin Electric Power, 5.63%, 05/15/33	100,000	104,331

		21,603,873

Electric-Distribution (0.2%)

Cincinnati Gas and Electric Co., 5.40%, 06/15/33	125,000	121,074
Hydro Quebec Corp., 8.88%, 03/01/26	265,000	394,939
Ohio Power Co., 6.60%, 02/15/33 (b)	200,000	228,706
PPL Electric Utility, 5.88%, 08/15/07	1,000,000	1,025,437
PSEG Power, 5.50%, 12/01/15	200,000	204,668
TXU Energy Co., 6.13%, 03/15/08	300,000	309,431
TXU Energy Co., 6.15%, 11/15/13 (b)	320,000	345,040
Wisconsin Energy Corp., 5.50%, 12/01/08	300,000	308,325

		2,937,620

Farm Machinery & Equipment (0.0%)

Deere & Co., 7.85%, 05/15/10	220,000	250,061

Financial Services (17.9%)

Ace Ina Holdings, 8.30%, 08/15/06	250,000	259,616

Ace Ina Holdings, 5.88%, 06/15/14	350,000	358,555
American Express, 3.75%, 11/20/07	280,000	275,885
American Express Co., 4.88%, 07/15/13	285,000	286,744
American General Finance, 4.50%, 11/15/07	900,000	897,622
American General Finance, 5.38%, 10/01/12	350,000	356,540
American Honda Financial, 3.80%, 10/03/05 (b)	245,000	245,081
Associates Corp. of North America, 6.95%, 11/01/18	575,000	671,452
Axa Financial, Inc., 7.75%, 08/01/10	450,000	508,111
Axa Financial, Inc., 7.00%, 04/01/28	225,000	267,518
Bear Stearns Co., Inc., 5.70%, 01/15/07	1,000,000	1,018,704
Bear Stearns Co., Inc., 5.70%, 11/15/14	625,000	656,036
Bear Stearns Co., Inc., 4.65%, 07/02/18	600,000	562,966
Boeing Capital Corp., 5.75%, 02/15/07	1,200,000	1,224,138
Boeing Capital Corp., 6.10%, 03/01/11	85,000	90,441
Capital One Bank, 6.88%, 02/01/06	120,000	121,557
Capital One Bank, 4.88%, 05/15/08	700,000	703,871
Capital One Financial, 5.25%, 02/21/17	275,000	271,205
Caterpillar Financial Services Corp., 4.88%, 06/15/07	90,000	90,532
Caterpillar Financial Services Corp., 2.70%, 07/15/08	700,000	665,326
Caterpillar Financial Services Corp., 4.50%, 06/15/09	350,000	348,869
CIT Group Co. of Canada, 5.20%, 06/01/15 (b)	300,000	298,238
CIT Group, Inc., 3.88%, 11/03/08	780,000	762,728
CIT Group, Inc., 4.75%, 12/15/10	340,000	337,201
CIT Group, Inc., 5.13%, 09/30/14	425,000	423,709
CitiFinancial Credit Co., 10.00%, 05/15/09	100,000	118,109
Countrywide Financial Corp., 5.63%, 07/15/09	950,000	975,279
Credit Suisse First Boston USA, Inc., 5.88%, 08/01/06	1,525,000	1,550,355
Credit Suisse First Boston USA, Inc., 5.75%, 04/15/07	300,000	306,543
Credit Suisse First Boston USA, Inc., 6.13%, 11/15/11	450,000	481,444
Credit Suisse First Boston USA, Inc., 6.50%, 01/15/12	600,000	655,430
Credit Suisse First Boston USA, Inc., 5.13%, 01/15/14	290,000	294,211
Credit Suisse First Boston USA, Inc., 3.61%, 05/15/14	12,402,772	12,407,129
Credit Suisse First Boston USA, Inc., 3.59%, 08/15/18	18,084,928	18,081,503
Credit Suisse First Boston USA, Inc., 3.53%, 02/15/20	20,000,000	19,999,959

Credit Suisse First Boston USA, Inc., 7.13%, 07/15/32	400,000	494,056
Credit Suisse USA, 4.13%, 01/15/10	675,000	660,787
Erp Operating LP, 5.25%, 09/15/14	800,000	803,199
Financing Corp., 9.80%, 11/30/17	30,000	43,820
Ford Motor Credit Co., 6.88%, 02/01/06	1,194,000	1,205,847
Ford Motor Credit Co., 6.50%, 01/25/07	950,000	959,939
Ford Motor Credit Co., 4.95%, 01/15/08	1,100,000	1,059,362
Ford Motor Credit Co., 7.25%, 10/25/11	2,125,000	2,091,455
Ford Motor Credit Co., 7.00%, 10/01/13	3,100,000	3,011,718
General Electric Capital Corp., 4.25%, 01/15/08	1,480,000	1,473,460
General Electric Capital Corp., 5.88%, 02/15/12	100,000	105,981
General Electric Capital Corp., 6.00%, 06/15/12	445,000	476,056
General Electric Capital Corp., 5.45%, 01/15/13	200,000	208,166
General Electric Capital Corp., 6.75%, 03/15/32	1,695,000	2,032,351
Golden West Financial Corp., 4.75%, 10/01/12	265,000	262,437
Goldman Sachs Group, Inc., 4.13%, 01/15/08	1,060,000	1,051,562
Goldman Sachs Group, Inc., 3.88%, 01/15/09	500,000	487,824
Goldman Sachs Group, Inc., 6.65%, 5/15/09	700,000	747,347
Goldman Sachs Group, Inc., 6.60%, 01/15/12	175,000	190,942
Goldman Sachs Group, Inc., 5.25%, 04/01/13	1,125,000	1,145,973
Goldman Sachs Group, Inc., 5.25%, 10/15/13	1,475,000	1,496,191
Goldman Sachs Group, Inc., 6.13%, 02/15/33	800,000	847,453
Greenwich Capital Commercial Funding Corp., 3.52%, 11/05/19	20,000,000	19,997,385
Harley Davidson Funding, 3.63%, 12/15/08 (b)	600,000	582,310
Household Finance Corp., 5.88%, 02/01/09	1,620,000	1,678,665
Household Finance Corp., 7.00%, 05/15/12	1,375,000	1,531,588
International Lease Finance Corp., 4.38%, 12/15/05	450,000	450,402
International Lease Finance Corp., 4.00%, 01/17/06	250,000	249,771
J Paul Getty Trust Corp., 5.88%, 10/01/33	2,500,000	2,658,690
John Deere Capital Corp., 3.90%, 01/15/08	1,000,000	987,006
John Hancock Financial Services, Inc., 5.63%, 12/01/08	100,000	103,179

JP Morgan Chase & Co., 3.59%, 04/16/19	20,000,000	20,017,793
JP Morgan Chase Commercial Mortgage, 3.57%, 02/15/19	24,369,000	24,369,730
KFW International Finance, 3.25%, 03/30/09	900,000	871,934
KFW International Finance, 5.13%, 05/13/09	1,500,000	1,539,950
KFW International Finance, 4.38%, 07/21/15	450,000	443,952
Korea Development Bank, 4.75%, 07/20/09	1,500,000	1,499,651
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	1,000,000	968,476
Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	175,000	171,713
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10	97,000	110,570
Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	890,000	972,451
Lehman Brothers Holdings, Inc., 4.80%, 03/13/14	600,000	594,517
Lehman Brothers Holdings, Inc., 3.56%, 10/15/17	20,000,000	20,011,815
Lehman Brothers Holdings, Inc., 0.00%, 07/15/18	10,500,000	10,500,000
Mellon Financial Corp., 7.00%, 03/15/06	200,000	203,231
Mellon Financial Corp., 6.40%, 05/14/11	450,000	487,543
Mellon Financial Corp., 5.00%, 12/01/14	200,000	201,662
Morgan Stanley, 5.80%, 04/01/07	850,000	868,300
Morgan Stanley, 3.63%, 04/01/08	1,750,000	1,709,544
Morgan Stanley, 6.60%, 04/01/12	450,000	490,800
Morgan Stanley, 5.30%, 03/01/13	625,000	638,501
Morgan Stanley, 4.75%, 04/01/14	1,000,000	972,002
Morgan Stanley, 7.25%, 04/01/32	250,000	304,344
National Rural Utilities, 4.75%, 03/01/14	550,000	547,529
Nisource Finance Corp., 7.63%, 11/15/05	170,000	171,695
Prudential Financial, Inc., 3.75%, 05/01/08	655,000	644,369
Prudential Financial, Inc., 5.10%, 09/20/14	300,000	302,189
Residential Capital Corp., 6.38%, 06/30/10 (b)	500,000	508,035
Royal Bank of Scotland Group, 5.00%, 11/12/13	400,000	404,714
Royal Bank of Scotland Group, 5.05%, 01/08/15	535,000	540,086
Royal Bank of Scotland Group, 4.70%, 07/03/18	800,000	767,458
SLM Corp., 5.38%, 05/15/14	1,050,000	1,077,497
Synovus Financial Corp., 4.88%, 02/15/13	150,000	149,603
Textron Financial Corp., 4.13%, 03/03/08	600,000	593,825

Wachovia Bank Commercial Mortgage, 3.56%, 10/15/15	29,915,250	29,936,722
Washington Mutual, Inc., 5.63%, 01/15/07	400,000	406,347
Washington Mutual, Inc., 4.38%, 01/15/08	750,000	746,299
Washington Mutual, Inc., 5.50%, 01/15/13	445,000	456,849

		240,869,225

Food & Related (1.1%)

Albertson’s, Inc., 7.50%, 02/15/11	800,000	887,028
Anheuser-Busch Co., Inc., 4.38%, 01/15/13	50,000	49,216
Anheuser-Busch Co., Inc., 6.00%, 11/01/41	250,000	274,152
Archer Daniels Midland Co., 5.94%, 10/01/32	485,000	522,432
Cadbury Schweppes PLC, 5.13%, 10/01/13 (b)	300,000	298,694
Campbell Soup Co., 4.88%, 10/01/13	400,000	400,642
Coca-Cola Bottling Co., 5.00%, 11/15/12	150,000	150,845
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11	535,000	572,583
Coca-Cola Enterprises, Inc., 6.95%, 11/15/26	250,000	295,813
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28	395,000	460,851
Conagra Foods, Inc., 6.75%, 09/15/11	150,000	162,669
Conagra Foods, Inc., 7.00%, 10/01/28	375,000	435,082
Diageo Capital PLC, 3.50%, 11/19/07	860,000	842,803
General Mills, Inc., 5.13%, 02/15/07	350,000	353,340
General Mills, Inc., 6.00%, 02/15/12	102,000	108,846
HJ Heinz Finance, 6.75%, 03/15/32	150,000	175,099
Kellogg Co., 2.88%, 06/01/08	1,025,000	978,934
Kraft Foods, Inc., 4.63%, 11/01/06	60,000	60,185
Kraft Foods, Inc., 4.13%, 11/12/09	1,000,000	978,662
Kraft Foods, Inc., 5.63%, 11/01/11	794,000	829,128
Kraft Foods, Inc., 6.50%, 11/01/31	320,000	364,139
Kroger Co., 6.80%, 04/01/11	340,000	368,195
Kroger Co., 6.20%, 06/15/12	400,000	423,824
Kroger Co., 7.50%, 04/01/31	435,000	516,616
Miller Brewing Co., 5.50%, 08/15/13 (b)	250,000	256,850
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	350,000	431,172
Pepsiamericas, Inc., 4.88%, 01/15/15	750,000	744,737
Safeway, Inc., 6.15%, 03/01/06	150,000	151,243
Safeway, Inc., 6.50%, 03/01/11	400,000	426,388
Sara Lee Corp., 6.25%, 09/15/11	425,000	449,792
Supervalu, Inc., 7.50%, 05/15/12	125,000	140,793
Tricon Global Restaurant, 8.88%, 04/15/11	200,000	238,941
Unilever Capital Corp., 7.13%, 11/01/10	550,000	610,657
Wrigley JR Co., 4.65%, 07/15/15	365,000	360,131

		14,320,482

Healthcare Services (0.1%)

Eli Lilly & Co., 6.00%, 03/15/12	300,000	322,445
Eli Lilly & Co., 7.13%, 06/01/25	200,000	246,559
Health Care Property Investors, Inc., 6.45%, 06/25/12	95,000	101,667

Wellpoint, Inc., 5.95%, 12/15/34	200,000	212,718

		883,389

Hotels (0.1%)

Harrahs Operating Co., Inc., 7.13%, 06/01/07	400,000	416,690
Harrahs Operating Co., Inc., 5.50%, 07/01/10	380,000	386,676

		803,366

Household Products (0.0%)

Clorox Co., 4.20%, 01/15/10 (b)	530,000	522,802

Insurance (0.8%)

Allstate Corp., 5.38%, 12/01/06	675,000	683,651
Allstate Corp., 6.13%, 02/15/12	430,000	462,584
Allstate Corp., 6.13%, 12/15/32	200,000	217,819
American General Corp., 7.50%, 07/15/25	250,000	308,731
Berkley Corp., 5.13%, 09/30/10	175,000	174,299
Berkshire Hathaway, Inc., 4.13%, 01/15/10 (b)	1,400,000	1,369,640
Farmers Insurance Exchange, 8.63%, 05/01/24 (b)	400,000	485,144
Hartford Financial Services Group, 4.75%, 03/01/14	200,000	195,760
Hartford Life, Inc., 7.38%, 03/01/31	100,000	124,131
Infinity Property & Casualty, 5.50%, 02/18/14	200,000	196,129
ING Sec Life Institutional Fund, 4.25%, 01/15/10 (b)	2,000,000	1,965,453
Marsh & Mclennan Cos., Inc., 6.25%, 03/15/12	175,000	181,101
Metlife, Inc., 6.13%, 12/01/11	835,000	891,445
Metlife, Inc., 5.70%, 06/15/35	300,000	303,599
Monumental Global Funding II, 4.38%, 07/30/09	500,000	493,427
New York Life Insurance, 5.88%, 05/15/33 (b)	200,000	212,856
NLV Financial Corp., 7.50%, 08/15/33 (b)	125,000	139,784
North Front Pass, 5.81%, 12/15/24	500,000	508,117
Principal Life Global Funding, 6.25%, 02/15/12 (b)	150,000	162,063
Progressive Corp., 6.25%, 12/01/32	150,000	165,719
RLI Corp., 5.95%, 01/15/14	200,000	200,493
St. Paul Travelers Companies, Inc., 5.01%, 08/16/07	225,000	226,292
Travelers Property Casualty Corp., 6.38%, 03/15/33	200,000	210,905
Western & Southern Finance, 5.75%, 07/15/33 (b)	250,000	253,484
XL Capital Ltd., 5.25%, 09/15/14	1,020,000	1,009,662

		11,142,288

Manufacturing (0.2%)

Cooper Industries, Inc., 5.50%,	175,000	179,437
11/01/09
Honeywell International, Inc., 6.13%,	250,000	268,433
11/01/11
Norsk Hydro AS, 6.36%, 01/15/09	460,000	485,152

Tyco International Group SA, 6.13%, 01/15/09	635,000	664,027
Tyco International Group SA, 6.00%, 11/15/13	500,000	536,332
Tyco International Group SA, 6.88%, 01/15/29	125,000	147,121

		2,280,502

Medical Products (0.2%)

Baxter International, Inc., 4.63%, 03/15/15 (b)	130,000	125,633
Boston Scientific, 5.45%, 06/15/14	600,000	616,082
Johnson & Johnson, 4.95%, 05/15/33	200,000	199,087
Wyeth, 5.50%, 02/01/14	900,000	931,462
Wyeth, 6.50%, 02/01/34	350,000	401,185

		2,273,449

Metals & Minerals (0.3%)

Alcan, Inc., 6.45%, 03/15/11	75,000	80,595
Alcan, Inc., 4.50%, 05/15/13	230,000	222,711
Alcan, Inc., 5.75%, 06/01/35	700,000	703,926
Alcoa, Inc., 6.00%, 01/15/12	310,000	330,607
Barrick Gold Finance, Inc., 4.88%, 11/15/14	390,000	382,027
BHP Billiton Ltd., 4.80%, 04/15/13	400,000	398,274
Codelco, Inc., 6.38%, 11/30/12 (b)	120,000	129,976
Inco Ltd., 7.75%, 05/15/12	300,000	343,300
Newmont Minning Corp., 5.88%, 04/01/35	400,000	402,094
Noranda, Inc., 6.20%, 06/15/35	300,000	301,030
Placer Dome, Inc., 6.38%, 03/01/33	235,000	250,299

		3,544,839

Multimedia (0.7%)

AOL Time Warner, Inc., 6.13%, 04/15/06	475,000	480,648
AOL Time Warner, Inc., 6.88%, 05/01/12	820,000	913,273
AOL Time Warner, Inc., 6.88%, 06/15/18	298,000	337,355
AOL Time Warner, Inc., 7.63%, 04/15/31	300,000	369,654
AOL Time Warner, Inc., 7.70%, 05/01/32	1,130,000	1,411,826
Belo Corp., 8.00%, 11/01/08	145,000	155,588
Clear Channel Communications, Inc., 4.40%, 05/15/11	200,000	185,408
Gannet Co., Inc., 5.50%, 04/01/07	185,000	188,242
Johnson Controls, Inc., 4.88%, 09/15/13	300,000	296,720
News America Holdings, Inc., 9.25%, 02/01/13	200,000	250,203
News America Holdings, Inc., 8.00%, 10/17/16	200,000	242,476
News America Holdings, Inc., 7.28%, 06/30/28	130,000	148,933
News America Holdings, Inc., 6.20%, 12/15/34 (b)	500,000	519,612
Reed Elsevier Capital, 6.13%, 08/01/06	900,000	910,328
Viacom, Inc., 5.63%, 05/01/07	1,000,000	1,014,610
Viacom, Inc., 5.63%, 08/15/12	250,000	251,570

Viacom, Inc., 7.88%, 07/30/30	135,000	154,655
Viacom, Inc., 5.50%, 05/15/33	200,000	177,760
Walt Disney Co., 5.38%, 06/01/07	725,000	736,886
Walt Disney Co., 6.38%, 03/01/12	236,000	256,718
Walt Disney Co., 6.20%, 06/20/14	400,000	435,220

		9,437,685

Natural Gas Transmission (0.1%)

Keyspan Corp., 5.80%, 04/01/35	400,000	424,041
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	350,000	348,012
Plains All American Pipeline, 5.63%, 12/15/13	560,000	570,995

		1,343,048

Non-Hazardous Waste Disposal (0.1%)

Waste Management, Inc., 7.38%, 08/01/10	250,000	277,234
Waste Management, Inc., 6.38%, 11/15/12	350,000	375,602
Waste Management, Inc., 7.00%, 7/15/28	275,000	310,507

		963,343

Oil & Gas (1.6%)

AGL Capital Corp., 4.45%, 04/15/13 (b)	300,000	290,716
Amerada Hess Corp., 7.30%, 08/15/31	600,000	711,921
Anadarko Petroleum Corp., 7.50%, 05/01/31	505,000	625,292
Apache Corp., 6.25%, 04/15/12	390,000	426,846
Apache Corp., 7.63%, 07/01/19	100,000	123,007
Apache Finance Canada, 4.38%, 05/15/15	400,000	389,567
Atmos Energy Corp., 5.13%, 01/15/13	225,000	225,421
Australian Gas Light Co., 5.30%, 09/25/15 (b)	150,000	150,527
BP Amoco PLC, 5.90%, 04/15/09	200,000	210,176
BP Capital Markets America, 4.20%, 06/15/18	250,000	231,366
Brascan Corp., 5.75%, 03/01/10	305,000	312,977
Burlington Resources Finance Co., 6.40%, 08/15/11	210,000	225,587
Burlington Resources, Inc., 6.50%, 12/01/11	350,000	381,577
ChevronTexaco Capital Corp., 3.50%, 09/17/07	90,000	88,519
ChevronTexaco Capital Corp., 3.38%, 02/15/08	500,000	487,182
ChevronTexaco Capital Corp., 8.63%, 06/30/10	120,000	141,464
Colonial Pipeline, 7.63%, 04/15/32 (b)	365,000	483,539
Conoco Funding Co., 6.35%, 10/15/11	600,000	652,183
Conoco Funding Co., 4.75%, 10/15/12	1,300,000	1,307,340
Conoco, Inc., 6.35%, 04/15/09	250,000	265,908
Conoco, Inc., 6.95%, 04/15/29	170,000	208,379
Conocophillips, 5.90%, 10/15/32	300,000	327,583
Consolidated Natural Gas, Inc., 5.38%, 11/01/06	60,000	60,610
Consolidated Natural Gas, Inc., 6.25%, 11/01/11	264,000	283,038

Devon Financing Corp., 6.88%, 09/30/11	140,000	154,585
EnCana Corp., 4.75%, 10/15/13	575,000	565,234
Encana Holdings Finance Corp., 5.80%, 05/01/14	425,000	448,378
Enterprise Products, 5.60%, 10/15/14	800,000	811,410
Halliburton Co., 5.50%, 10/15/10	400,000	413,384
Keyspan Corp., 7.63%, 11/15/10	210,000	237,939
Kinder Morgan Energy Partners LP, 7.50%, 11/01/10	351,000	390,403
Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	155,000	168,346
Kinder Morgan Energy Partners LP, 6.50%, 09/01/12	300,000	325,951
Kinder Morgan Enery Partners LP, 5.15%, 03/01/15	165,000	163,887
Marathon Oil Corp, 6.80%, 03/15/32	200,000	230,842
Marathon Oil Corp., 5.38%, 06/01/07	810,000	821,642
Motiva Enterprises Corp., 5.20%, 09/15/12 (b)	125,000	126,252
Murphy Oil Corp., 6.38%, 05/01/12	100,000	108,106
Nabors, Inc., 5.38%, 08/15/12	70,000	72,185
Nexen, Inc., 5.05%, 11/20/13	500,000	496,986
Occidental Peteroleum, 6.75%, 01/15/12	450,000	500,983
Ocean Energy, Inc., 7.25%, 10/01/11	980,000	1,085,526
Pemex Project Funding Master, 9.13%, 10/13/10	885,000	1,032,794
Pemex Project Funding Master, 7.38%, 12/15/14	625,000	690,625
Pemex Project Funding Master Trust Corp., 6.63%, 06/15/35 (b)	250,000	241,250
PETRO-CANADA, 5.95%, 05/15/35	300,000	306,142
Petroleos Mexicanos, 8.85%, 09/15/07 (b)	475,000	513,000
Praxair, Inc., 6.50%, 03/01/08	390,000	406,200
PTT Public Co. Ltd., 5.88%, 08/03/38	300,000	291,843
South Carolina Electric & Gas Co., 4.80%, 10/01/12	650,000	650,194
Talisman Energy, Inc., 7.25%, 10/15/27	225,000	265,918
Transocean Sedco Forex, Inc., 7.50%, 04/15/31	300,000	382,002
Valero Energy Corp., 6.88%, 04/15/12	300,000	331,690
Valero Energy Corp., 7.50%, 04/15/32	200,000	244,285
XTO Energy, Inc., 4.90%, 02/01/14	250,000	245,406

		21,334,113

Paper & Forest Products (0.3%)

Celulosa Arauco Constitucion SA, 5.13%, 07/09/13	300,000	291,259
International Paper Co., 4.00%, 04/01/10	850,000	810,578
International Paper Co., 5.85%, 10/30/12	300,000	309,413
Inversiones CMPC SA, 4.88%, 06/18/13 (b)	300,000	292,161
Norske Skogindustrier, 6.13%, 10/15/15 (b)	150,000	150,107
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)	80,000	82,947

Westvaco Corp., 7.95%, 02/15/31	200,000	249,091
Weyerhaeuser Co., 5.95%, 11/01/08	309,000	320,309
Weyerhaeuser Co., 6.75%, 03/15/12	725,000	788,908
Weyerhaeuser Co., 7.38%, 03/15/32	375,000	439,377

		3,734,150

Pharmaceuticals (0.3%)

Abbott Laboratories, 5.63%, 07/01/06	104,000	105,370
Abbott Laboratories, 6.40%, 12/01/06	550,000	565,518
Abbott Laboratories, 5.40%, 09/15/08	250,000	256,947
Abbott Laboratories, 3.50%, 02/17/09	200,000	193,881
Amgen, Inc., 4.00%, 11/18/09 (b)	325,000	318,208
Astrazeneca PLC, 5.40%, 06/01/14	500,000	520,835
Genentech, Inc., 4.40%, 07/15/10 (b)	280,000	278,275
Glaxosmithkline PLC, 5.38%, 04/15/34	340,000	349,306
Merck & Co., Inc., 5.95%, 12/01/28	275,000	295,285
Pfizer, Inc., 5.63%, 02/01/06	400,000	403,252
Pharmacia Corp., 6.60%, 12/01/28	300,000	356,809

		3,643,686

Pipelines (0.1%)

Centerpoint Energy Resources, 7.88%, 04/01/13	400,000	468,133
Panhandle Eastern Pipeline, 2.75%, 03/15/07 (b)	400,000	388,464
Texas Gas Transmission, 4.60%, 06/01/15 (b)	300,000	288,723
TGT Pipelines, 5.20%, 06/01/18 (b)	150,000	142,313

		1,287,633

Printing (0.0%)

Donnelley (R.R) & Sons Co., 4.95%, 04/01/14	200,000	191,954

Publishing - Newspapers (0.1%)

Gannett Co., 6.38%, 04/01/12	400,000	435,203
Thomson Corp., 4.25%, 08/15/09	425,000	414,599

		849,802

Real Estate Investment Trusts (0.4%)

Avalonbay Communities, Inc., 6.63%, 09/15/11	150,000	162,001
BRE Properties, Inc., 5.95%, 03/15/07	140,000	142,653
Camden Property Trust Corp., 7.00%, 11/15/06	600,000	615,746
Centerpoint Properties Corp., 4.75%, 08/01/10	350,000	346,917
Developers Diversified Realty Corp., 6.63%, 01/15/08	250,000	259,425
Duke Realty Corp., 5.25%, 01/15/10	300,000	303,621
EOP Operating LP, 6.75%, 02/15/12	200,000	218,569
Health Care REIT, Inc., 6.00%, 11/15/13	300,000	302,460
HRPT Properties Trust Corp., 5.75%, 02/15/14	300,000	306,172
JDN Realty Corp., 6.95%, 08/01/07	20,000	20,661
Liberty Property LP, 7.25%, 03/15/11	65,000	71,608
New Plan Excel Realty Trust, 5.88%, 06/15/07	90,000	91,998
Simon Property Group LP, 4.60%, 06/15/10 (b)	400,000	393,641
Spieker Properties LP, 7.65%, 12/15/10	1,000,000	1,133,921

Washington REIT, 5.25%, 01/15/14	200,000	201,946
Westfield Capital Corp., 5.13%, 11/15/14 (b)	260,000	258,293

		4,829,632

Research & Development (0.0%)

Science Applications International Co., 5.50%, 07/01/33 (b)	300,000	295,837

Retail (0.4%)

CVS Corp., 4.00%, 09/15/09 (b)	200,000	195,391
Limited Brands, Inc., 6.13%, 12/01/12	250,000	256,401
Lowe’s Cos., Inc., 6.50%, 03/15/29	400,000	463,086
Staples, Inc., 7.13%, 08/15/07	500,000	525,230
Target Corp., 10.00%, 01/01/11	112,000	137,556
Target Corp., 6.35%, 01/15/11	210,000	226,812
Target Corp., 7.00%, 07/15/31	295,000	367,735
Wal-Mart Stores, Inc., 6.88%, 08/10/09	1,390,000	1,506,748
Wal-Mart Stores, Inc., 4.13%, 07/01/10	700,000	685,936
Wal-Mart Stores, Inc., 4.13%, 02/15/11	650,000	634,535
Wal-Mart Stores, Inc., 7.55%, 02/15/30	200,000	264,032

		5,263,462

Special Purpose Entity (2.0%)

Bae Systems Holdings, Inc., 4.75%, 08/15/10 (b)	400,000	396,790
Comercial Mortgage Pass Through, 3.49%, 04/15/17	19,723,632	19,719,763
Morgan Stanley TRACERS, 5.88%, 03/01/07 (b)	4,264,000	4,306,086
Morgan Stanley TRACERS, 6.80%, 06/15/12 (b)	1,820,000	1,936,207

		26,358,846

Telecommunications (1.8%)

Alltel Corp., 7.00%, 07/01/12	640,000	717,794
America Movil SA de CV, 6.38%, 03/01/35	300,000	291,630
Ameritech Capital Funding, 6.45%, 01/15/18	150,000	162,252
AT&T Wireless Services, Inc., 8.13%, 05/01/12	75,000	88,580
AT&T Wireless Services, Inc., 8.75%, 03/01/31	545,000	752,938
Bellsouth Corp., 4.20%, 09/15/09	600,000	590,492
BellSouth Corp., 6.00%, 10/15/11	1,421,000	1,511,079
Bellsouth Corp., 5.20%, 09/15/14	500,000	507,076
Bellsouth Corp., 6.55%, 06/15/34	300,000	334,317
Bellsouth Corp., 6.00%, 11/15/34	200,000	208,359
British Telecom PLC, 8.38%, 12/15/10	1,270,000	1,484,024
Cingular Wireless LLC, 7.13%, 12/15/31	700,000	824,430
Clear Channel Communications, Inc., 4.25%, 05/15/09	600,000	573,154
Clear Channel Communications, Inc., 7.65%, 09/15/10	200,000	213,647
Clear Channel Communications, Inc., 5.50%, 09/15/14	300,000	281,072

Cox Communications, Inc., 5.50%, 10/01/15	300,000	301,134
Deutsche Telecom International Finance, 3.88%, 07/22/08	700,000	687,404
Deutsche Telekom International Finance, 5.25%, 07/22/13	600,000	613,549
Deutsche Telekom International Finance, 8.75%, 06/15/30	625,000	836,034
France Telecom, 8.50%, 03/01/11	100,000	114,520
France Telecom, 8.75%, 03/01/11	550,000	629,858
France Telecom, 8.75%, 03/01/31	340,000	468,233
GTE Corp., 6.84%, 04/15/18	350,000	387,549
GTE Corp., 6.94%, 04/15/28	250,000	284,174
Koninklijke KPN NV, 8.00%, 10/01/10	525,000	598,734
Motorola, Inc., 7.50%, 05/15/25	350,000	418,324
SBC Communications, Inc., 4.13%, 09/15/09	750,000	734,106
SBC Communications, Inc., 6.25%, 03/15/11	205,000	219,116
SBC Communications, Inc., 5.88%, 08/15/12	720,000	760,712
SBC Communications, Inc., 5.10%, 09/15/14	200,000	201,090
SBC Communications, Inc., 6.15%, 09/15/34	400,000	425,164
Sprint Capital Corp., 6.13%, 11/15/08	850,000	884,391
Sprint Capital Corp., 8.38%, 03/15/12 (b)	150,000	177,894
Sprint Capital Corp., 8.38%, 03/15/12	400,000	474,383
Sprint Capital Corp., 8.75%, 03/15/32	1,150,000	1,582,477
Tele-Communications, Inc., 9.80%, 02/01/12	520,000	648,925
Univison Communication, Inc., 7.85%, 07/15/11	250,000	279,068
Verizon Global Funding Corp., 6.75%, 12/01/05	270,000	272,398
Verizon Global Funding Corp., 6.88%, 06/15/12	80,000	89,290
Verizon Global Funding Corp., 7.38%, 09/01/12	350,000	402,303
Verizon Global Funding Corp., 4.38%, 06/01/13	625,000	606,054
Verizon Global Funding Corp., 7.75%, 12/01/30	1,000,000	1,265,896
Verizon New York, Inc., 6.88%, 04/01/12	535,000	582,849

		23,486,473

Tobacco (0.0%)

Altria Group, Inc., 7.00%, 11/04/13	400,000	438,346

Tools & Accessories (0.0%)

Black & Decker Corp., 4.75%, 11/01/14	390,000	377,218
Stanley Works, 4.90%, 11/01/12	225,000	224,830

		602,048

Transportation & Shipping (0.5%)

Burlington Northern Santa Fe Corp., 6.75%, 07/15/11	365,000	399,687
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	350,000	467,573

Canadian National Railway Co., 6.90%, 07/15/28	210,000	252,280
CSX Corp., 7.45%, 05/01/07	180,000	188,625
CSX Corp., 6.25%, 10/15/08	1,050,000	1,097,471
CSX Corp., 6.75%, 03/15/11	225,000	244,718
CSX Corp., 5.50%, 08/01/13	240,000	247,190
FedEx Corp., 2.65%, 04/01/07	700,000	679,577
Norfolk Southern Corp., 6.75%, 02/15/11	835,000	915,450
Norfolk Southern Corp., 5.59%, 05/17/25	143,000	144,767
Norfolk Southern Corp., 7.25%, 02/15/31	157,000	195,319
TTX Co., 4.90%, 03/01/15 (b)	375,000	365,472
Union Pacific Corp., 5.75%, 10/15/07	545,000	558,437
Union Pacific Corp., 3.63%, 06/01/10	410,000	387,159
Union Pacific Corp., 5.38%, 06/01/33	105,000	102,257
United Parcel Service, Inc., 8.38%, 04/01/20	200,000	266,534

		6,512,516

Total Corporate Bonds		500,408,693

SOVEREIGN BONDS (2.1%)
Canada (0.6%)

Canadian Natural Resources, 4.90%, 12/01/14	475,000	466,120
Government of Canada, 5.25%, 11/05/08	630,000	650,743
Ontario Province, 5.50%, 10/01/08	350,000	362,520
Ontario Province, 4.38%, 02/15/13	725,000	721,358
Providence of Manitoba, 7.50%, 02/22/10	500,000	558,369
Province of British Columbia, 4.63%, 10/03/06	100,000	100,595
Province of British Columbia, 5.38%, 10/29/08	400,000	411,515
Province of British Columbia, 4.30%, 05/30/13	270,000	265,688
Province of Ontario, 3.38%, 01/15/08	1,000,000	978,031
Province of Quebec, 5.00%, 07/17/09	1,400,000	1,425,786
Quebec Province, 4.60%, 05/26/15	400,000	393,649
Quebec Province, 7.50%, 09/15/29	980,000	1,315,250

		7,649,624

Chile (0.1%)

Republic of Chile, 5.63%, 07/23/07	900,000	919,350
Republic of Chile, 5.50%, 01/15/13	300,000	312,810

		1,232,160

China (0.0%)

People’s Republic of China, 4.75%, 10/29/13	500,000	494,797

Denmark (0.0%)

KfW International Finance, 4.13%, 10/15/14	400,000	389,010

Finland (0.1%)

Republic of Finland, 5.88%, 02/27/06	300,000	303,149
Republic of Finland, 4.75%, 03/06/07	700,000	703,764

		1,006,913

Italy (0.5%)

Republic of Italy, 4.38%, 10/25/06	3,500,000	3,506,975
Republic of Italy, 4.38%, 06/15/13	950,000	941,913
Republic of Italy, 4.50%, 01/21/15	1,140,000	1,121,524
Republic of Italy, 6.88%, 09/27/23	425,000	518,496
Republic of Italy, 5.38%, 06/15/33	750,000	776,584

		6,865,492

Korea (0.1%)

Bank Of Korea Corp., 4.63%, 03/16/10	700,000	692,490
Korea Developmental Bank, 5.75%, 09/10/13	200,000	209,421

		901,911

Luxembourg (0.1%)

Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	1,005,655
Telecom Italia Capital, 6.00%, 09/30/34 (b)	390,000	395,688

		1,401,343

Mexico (0.5%)

United Mexican States, 9.88%, 02/01/10	2,750,000	3,286,250
United Mexican States, 6.38%, 01/16/13	2,775,000	2,933,175
United Mexican States, 7.50%, 04/08/33	775,000	886,988
United Mexican States, 6.75%, 09/27/34	200,000	210,800

		7,317,213

South Africa (0.0%)

Republic of South Africa, 6.50%, 06/02/14	350,000	380,188

United Kingdom (0.1%)

British Telecom PLC, 8.88%, 12/15/30	100,000	140,333
Vodafone Group PLC, 7.75%, 02/15/10	150,000	168,702
Vodafone Group PLC, 5.00%, 12/16/13	300,000	303,584
Vodafone Group PLC, 7.88%, 02/15/30	350,000	459,820

		1,072,439

Total SOVEREIGN BONDS		28,711,090

Municipal Bonds (0.1%)
Illinois (0.1%)

State Taxable Pension GO, 5.10%, 06/01/33	700,000	699,958

Texas (0.0%)

City of Dallas, 5.25%, 02/15/24	1,200,000	1,189,032

Total Municipal Bonds		1,888,990

Cash Equivalents (8.0%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $106,843,350)	106,833,474	106,833,474

Total Cash Equivalents		106,833,474

Short-Term Securities Held as Collateral for Securities Lending (15.0%)

Pool of short-term securities for Gartmore	$200,124,629	$200,124,629
Mutual Funds – Notes to Statement of Investments (Securities Lending)
Total Short-Term Securities Held as Collateral for Securities Lending		200,124,629

Total Investments (Cost $1,794,952,969) (a) - 134.2%		1,794,543,432
Liabilities in excess of other assets-(34.2)%		(457,766,376)

NET ASSETS - 100.0%		$1,336,777,056

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Rule 144A, Section 4(2) or other security, which is restricted as to resale to institutional investors. The security has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	Mortgage Dollar Rolls
(d)	Variable rate security. The rate reflected in the Statement of Investments is the rate reflected in effect on July 31, 2005.

REIT	Real Estate Investment Trust
TBA	To Be Announced
TRACERS	Tradable Custodial Receipts

Northpointe Small Cap Growth Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.6%)
Advertising (1.5%)

Ventiv Health, Inc. (b)	30,000	$660,000

Aerospace & Defense (1.8%)

Armor Holdings, Inc. (b)	19,000	776,720

Apparel (2.3%)

Maidenform Brands, Inc. (b)	26,600	485,450
Volcom, Inc. (b)	15,000	505,050

		990,500

Banks (4.7%)

Bankatlantic Bancorp, Inc., Class A	30,000	538,200
East West Bancorp, Inc.	14,500	500,250
Royal Bancshares of Pennsylvania, Inc., Class A	20,000	482,000
Wintrust Financial Corp.	10,000	536,300

		2,056,750

Building & Construction Products (1.6%)

Trex Co., Inc. (b)	24,300	714,420

Business Services (3.0%)

Kforce, Inc. (b)	80,000	736,000
Source Interlink Cos., Inc. (b)	45,000	559,800

		1,295,800

Casino Services (2.5%)

Mikohn Gaming Corp. (b)	48,000	672,000
Shuffle Master, Inc. (b)	16,000	429,280

		1,101,280

Computer Software & Services (6.5%)

Dendrite International, Inc. (b)	23,600	408,280
Intergraph Corp. (b)	15,000	570,450
Intervoice, Inc. (b)	65,000	568,750
Interwoven, Inc. (b)	55,000	435,600
Jupitermedia Corp. (b)	38,000	831,820

		2,814,900

Consulting Services (1.2%)

CRA International, Inc. (b)	10,000	532,000

Consumer Products (2.0%)

Central Garden & Pet Co. (b)	8,000	401,360
Jarden Corp. (b)	12,000	460,320

		861,680

Cosmetics & Toiletries (1.9%)

Parlux Fragrances, Inc. (b)	26,000	825,760

Diversified Manufacturing (1.1%)

Actuant Corp. (b)	10,000	465,300

Electronics (5.0%)

Cyberoptics Corp. (b)	35,000	494,550
Engineered Support Systems, Inc.	18,000	665,640
Multi-Fineline Electronix, Inc. (b)	29,903	627,365
TTM Technologies, Inc. (b)	55,000	389,950

		2,177,505

Financial Services (1.4%)

World Acceptance Corp. (b)	23,100	627,627

Food (1.4%)

SunOpta, Inc. (b)	100,000	601,000

Healthcare (5.7%)

Allied Healthcare International, Inc. (b)	80,000	568,000
America Service Group, Inc. (b)	25,000	539,500
HealthExtras, Inc. (b)	20,000	397,800
Matria Healthcare, Inc. (b)	8,000	282,720
Option Care, Inc.	48,000	672,960

		2,460,980

Insurance (2.4%)

Navigators Group, Inc. (The) (b)	14,290	527,015
ProAssurance Corp. (b)	12,000	515,520

		1,042,535

Internet Security (0.9%)

Aladdin Knowledge Systems, Inc. (b)	20,500	393,805

Lasers (1.4%)

Cymer, Inc. (b)	18,000	624,600

Lottery Services (1.6%)

Scientific Games Corp. (b)	25,000	684,500

Machinery & Equipment (3.8%)

Lufkin Industries, Inc.	14,000	676,200
Middleby Corp. (The) (b)	8,000	558,880
Newport Corp. (b)	30,000	411,000

		1,646,080

Medical Products (4.3%)

Haemonetics Corp. (b)	12,000	506,760
Thoratec Corp. (b)	40,000	660,800
West Pharmaceutical Services, Inc.	25,000	687,750

		1,855,310

Oil & Gas (4.9%)

Core Laboratories N.V. (b)	18,000	579,600
KCS Energy, Inc. (b)	30,000	589,200
Newpark Resources, Inc. (b)	58,900	498,294
Petrohawk Energy Corp. (b)	40,000	440,800

		2,107,894

Pharmaceuticals (3.0%)

First Horizon Pharmaceutical Corp. (b)	30,000	638,400
Impax Laboratories, Inc. (b)	41,300	656,670

		1,295,070

Real Estate Services (1.4%)

HouseValues, Inc. (b)	35,000	619,850

Retail (6.9%)

Aaron Rents, Inc.	27,400	672,396
Guess?, Inc. (b)	30,000	702,000
Jos. A. Bank Clothiers, Inc. (b)	13,000	594,100
K2, Inc. (b)	35,000	465,500
Rush Enterprises, Inc. (b)	35,000	556,500

		2,990,496

Schools (1.3%)

Universal Technical Institute, Inc. (b)	18,000	583,200

Semiconductors (7.4%)

02Micro International Ltd. (b)	43,000	737,880

Diodes, Inc. (b)	16,000	618,080
Photronics Corp. (b)	19,900	534,116
Rudolph Technologies, Inc. (b)	40,000	609,600
Varian Semiconductor Equipment Associates, Inc. (b)	17,000	705,840

		3,205,516

Telecommunications (8.1%)

ADC Telecommunications, Inc. (b)	25,000	653,500
Arris Group, Inc. (b)	80,000	883,200
Digi International, Inc. (b)	35,000	381,500
J2 Global Communications, Inc. (b)	15,000	601,650
Neustar, Inc. (b)	19,300	540,400
Westell Technologies, Inc. (b)	100,000	410,000

		3,470,250

Textile Apparel (1.2%)

DHB Industries, Inc. (b)	69,300	527,373

Transportation (7.0%)

Celadon Group, Inc. (b)	35,000	697,550
Genesee & Wyoming, Inc. Class A (b)	20,000	605,400
Marten Transport (b)	28,000	700,420
Pacer International, Inc. (b)	25,000	633,500
Swift Transportation Co., Inc. (b)	17,900	393,621

		3,030,491

Veterinary Diagnostics (1.4%)

VCA Antech, Inc. (b)	25,000	593,500

Total Common Stocks		43,632,692

Cash Equivalents (1.0%)
Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $421,827)	421,788	421,788

Total Cash Equivalents		421,788

Total Investments (Cost $39,458,422) (a) - 101.6%		44,054,480
Liabilities in excess of other assets - (1.6)%		(697,602)

NET ASSETS - 100.0%		$43,356,878

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Represents non-income producing securities.

Northpointe Small Cap Value Fund

Statement of Investments

July 31, 2005

(Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.4%)
Banks (10.4%)

BankAtlantic Bancorp, Inc.	16,752	$300,531
Capital Corp. of the West	7,005	225,421
Colonial Bancgroup, Inc.	13,100	304,837
Columbia Banking System, Inc.	9,250	256,040
Commercial Capital Bancorp, Inc.	15,400	305,536
East West Bancorp, Inc.	8,000	276,000
First Financial Bancorp (Ohio)	5,400	97,416
Franklin Bank Corp. (b)	16,340	300,166
Placer Sierra Bancshares	12,596	375,235
Security Bank Corp.	10,880	258,182
Westcorp, Inc.	5,900	341,905

		3,041,269

Capital Goods (11.7%)

Actuant Corp. (b)	4,800	223,344
Beacon Roofing Supply, Inc. (b)	9,000	233,730
Elk Corp.	7,700	256,410
Engineered Support Systems, Inc.	4,100	151,618
Foster Wheeler Ltd. (b)	11,400	263,340
Gardner Denver, Inc. (b)	4,800	197,280
Genlyte Group, Inc. (b)	5,100	262,038
Greenbrier Cos., Inc. (The)	5,600	161,840
NCI Building Systems, Inc. (b)	6,000	231,720
Regal-Beloit Corp.	7,000	220,500
Stewart & Stevenson Services, Inc.	7,843	181,565
Thomas & Betts Corp. (b)	8,500	287,045
United Industrial Corp.	6,900	255,162
Wabtec Corp.	9,900	241,857
Washington Group International, Inc. (b)	5,400	291,276

		3,458,725

Commercial Services & Supplies (2.1%)

G&K Services, Inc.	4,800	191,040
PeopleSupport, Inc. (b)	23,500	225,365
Steelcase, Inc., Class A	14,100	206,424

		622,829

Consumer Durables & Apparel (2.9%)

Interface, Inc. (b)	4,000	40,840
Jarden Corp. (b)	4,950	189,882
K2, Inc. (b)	15,100	200,830
Russell Corp.	8,900	168,388
Snap-On, Inc.	6,800	249,424

		849,364

Consumer Services (2.0%)

AFC Enterprises, Inc.	8,400	114,996
Alliance Gaming Corp. (b)	14,700	225,057
Jack In the Box, Inc. (b)	2,700	102,735
Sunterra Corp. (b)	10,400	146,432

		589,220

Diversified Financials (5.2%)

Advanta Corp., Class B	11,093	331,792
Affiliated Managers Group, Inc. (b)	5,450	388,585
American Capital Strategies Ltd.	7,800	293,514
National Financial Partners Corp.	7,700	348,425
WFS Financial, Inc. (b)	2,500	149,975

		1,512,291

Energy (5.2%)

Hornbeck Offshore Services, Inc. (b)	7,629	228,107
KCS Energy, Inc. (b)	17,720	348,021
Meridian Resource Corp. (b)	49,600	250,976
Oil States International, Inc. (b)	8,940	264,445
Pioneer Drilling Co. (b)	14,210	214,287
Southwestern Energy Co. (b)	3,700	203,907

		1,509,743

Food & Staples Retailing (1.3%)

Casey’s General Stores, Inc.	4,700	102,272
Longs Drug Stores Corp.	2,500	108,475
Wild Oats Markets, Inc. (b)	12,900	173,247

		383,994

Food, Beverages & Tobacco (0.6%)

Flowers Foods, Inc.	7,200	181,368

Health Care Equipments & Services (4.9%)

Adeza Biomedical Corp. (b)	12,720	209,498
Amedisys, Inc. (b)	5,600	219,184
Dade Behring Holdings, Inc.	2,000	151,600
HealthTronics, Inc. (b)	15,500	199,640
IDX Systems Corp. (b)	5,800	185,600
IntraLase Corp. (b)	12,300	256,455
LifePoint Hospitals, Inc. (b)	4,700	219,772

		1,441,749

Household & Personal Products (0.8%)

Elizabeth Arden, Inc. (b)	9,300	224,037

Insurance (4.8%)

Allmerica Financial Corp. (b)	8,900	347,100
Aspen Insurance Holdings Ltd.	6,888	195,688
ProAssurance Corp. (b)	6,100	262,056
Scottish Re Group Ltd.	10,900	262,145
Tower Group, Inc.	20,180	320,257

		1,387,246

Materials (5.9%)

Airgas, Inc.	8,700	256,650
Albemarle Corp.	6,900	262,890
Allegheny Technologies, Inc.	11,000	319,770
H.B Fuller Co.	7,300	252,069
Omnova Solutions, Inc. (b)	34,691	205,024
RPM International, Inc.	11,600	217,500
RTI International Metals, Inc. (b)	5,700	196,194

		1,710,097

Media (1.5%)

Lions Gate Entertainment Corp. (b)	20,000	205,000
Scholastic Corp. (b)	6,200	229,214

		434,214

Pharmaceuticals & Biotechnology (2.3%)

Impax Laboratories, Inc. (b)	15,900	252,810
Ista Pharmaceuticals, Inc. (b)	7,100	70,858
Kos Pharmaceuticals, Inc. (b)	2,700	193,050
Serologicals Corp. (b)	6,300	144,900

		661,618

Real Estate (9.6%)

American Financial Realty Trust	21,800	313,920
Ashford Hospitality Trust	33,034	392,774
BioMed Realty Trust, Inc.	15,700	399,250
Eagle Hospitality Properties Trust I	23,840	244,122
ECC Capital Corp.	36,700	234,146
Equity One, Inc.	13,262	315,636
Jer Investors Trust, Inc. (b)	12,400	229,152
Medical Properties Trust, Inc. (b)	11,400	119,814
Nationwide Health Properties, Inc.	15,300	383,724
New Century Financial Corp.	3,300	172,854

		2,805,392

Retailing (2.5%)

AnnTaylor Stores Corp. (b)	8,000	206,160
Jos. A. Bank Clothiers, Inc. (b)	2,900	132,530
Stage Store, Inc. (b)	4,800	212,016
United Auto Group, Inc.	5,100	180,285

		730,991

Semiconductors & Semiconductor Equipment (4.5%)

Agere Systems, Inc. (b)	18,900	211,491
Cirrus Logic, Inc. (b)	31,900	238,293
Cypress Semiconductor Corp. (b)	13,800	198,168
Mattson Technology (b)	13,100	111,350
ON Semiconductor Corp. (b)	58,000	333,500
Ultratech Stepper, Inc. (b)	10,800	235,548

		1,328,350

Software & Services (3.4%)

Aspen Technologies, Inc. (b)	36,500	194,545
Covansys Corp. (b)	10,500	155,295
InterVoice, Inc. (b)	9,962	87,168
Jupitermedia Corp. (b)	11,600	253,924
ValueClick, Inc. (b)	23,500	301,740

		992,672

Technology Hardware & Equipment (4.1%)

Coherent, Inc. (b)	6,000	204,240
Harris Corp.	10,200	378,114
Intergraph Corp. (b)	5,200	197,756
Newport Corp. (b)	14,900	204,130
Polycom, Inc. (b)	12,600	208,782

		1,193,022

Telecommunication Services (1.3%)

Centennial Communications Corp. (b)	11,700	164,385
NII Holdings, Inc. (b)	2,700	200,988

		365,373

Transportation (3.3%)

Alaska Air Group, Inc. (b)	10,800	377,784
Laidlaw International, Inc. (b)	11,600	298,120
RailAmerica, Inc. (b)	23,800	280,126

		956,030

Utilities (5.1%)

CMS Energy Corp. (b)	15,900	251,856
El Paso Electric Co. (b)	10,600	229,384
Energen Corp.	6,800	238,680
IDACORP, Inc.	7,800	245,310
Westar Energy, Inc.	11,500	279,795

WPS Resources Corp.	4,100	236,816

		1,481,841

Total Common Stocks		27,861,435

Cash Equivalents (5.2%)

Investments in repurchase agreements (collateralized by GNMA and U.S. Government obligations, in a joint trading account at 3.18%, dated 07/29/05, due 08/01/05, repurchase price $1,531,799)	1,531,657	1,531,657

Total Cash Equivalents		1,531,657

Short-Term Securities Held as Collateral for Securities Lending (5.5%)

Pool of short-term securities for Gartmore	$1,595,267	1,595,267
Mutual Funds – Notes to Statement of Investments (Securities Lending)

Total Short-Term Securities Held as Collateral for Securities Lending		1,595,267

Total Investments (Cost $26,953,201) (a) - 106.1%		30,988,359
Liabilities in excess of other assets - (6.1)%		(1,783,596)

NET ASSETS - 100.0%		$29,204,763

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Denotes a non-income producing security.

Gartmore Optimal Allocations Fund: Aggressive

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Mutual Funds (99.1%)
Equity Funds (99.1%)

Gartmore Emerging Markets Fund Institutional Class (b)	8,624	$127,806
Gartmore Global Financial Services Fund Institutional Class (b)	44,245	576,065
Gartmore Global Health Sciences Fund Institutional Class (b)	28,353	341,370
Gartmore Global Technology and Communications Fund Institutional Class (b)	91,839	346,234
Gartmore Global Utilities Fund Institutional Class (b)	7,451	93,058
Gartmore International Growth Fund Institutional Class (b)	23,605	218,348
Gartmore Micro Cap Equity Fund Institutional Class (b)	5,573	126,896
Gartmore Mid Cap Growth Fund Institutional Class (b)	5,815	93,850
Gartmore Nationwide Fund Institutional Class (b)	20,438	430,832
Gartmore Small Cap Fund Institutional Class (b)	8,533	159,232

Gartmore US Growth Leaders Fund Institutional Class (b)	30,417	310,560
Gartmore US Growth Leaders Long-Short Fund Institutional Class (b)	15,867	151,845
Ishares Cohen & Steers Realty Majors Index Fund	1,833	141,324

Total Mutual Funds		3,117,420

Total Investments (Cost $2,880,499) (a) - 99.1%		3,117,420
Other assets in excess of liabilities - 0.9%		27,588

NET ASSETS - 100.0%		$3,145,008

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Moderately Aggressive

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Mutual Funds (100.3%)
Equity Funds (81.9%)

Gartmore Emerging Markets Fund Institutional Class (b)	13,908	$206,117
Gartmore Global Financial Services Fund Institutional Class (b)	75,195	979,034
Gartmore Global Health Sciences Fund Institutional Class (b)	44,381	534,342
Gartmore Global Technology and Communications Fund Institutional Class (b)	89,714	338,222
Gartmore Global Utilities Fund Institutional Class (b)	32,076	400,631
Gartmore International Growth Fund Institutional Class (b)	50,789	469,802
Gartmore Mid Cap Growth Fund Institutional Class (b)	12,506	201,840
Gartmore Nationwide Fund Institutional Class (b)	34,558	728,475
Gartmore Small Cap Fund Institutional Class (b)	14,682	273,960
Gartmore US Growth Leaders Fund Institutional Class (b)	58,874	601,098
Gartmore US Growth Leaders Long-Short Fund Institutional Class (b)	40,998	392,348
Ishares Cohen & Steers Realty Majors Index Fund	3,787	291,978

		5,417,847

Fixed Income Funds (18.4%)

Gartmore Bond Fund Institutional Class (b)	72,407	701,628
Gartmore Convertible Fund Institutional Class (b)	19,268	198,457
Gartmore Government Bond Fund Institutional Class (b)	30,950	318,162

		1,218,247

Total Mutual Funds		6,636,094

Total Investments (Cost $6,271,517) (a) - 100.3%		6,636,094
Liabilities in excess of other assets - (0.3)%		(19,047)

NET ASSETS - 100.0%		$6,617,047

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Moderate

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Mutual Funds (99.5%)
Equity Funds (61.5%)

Gartmore Global Financial Services Fund Institutional Class (b)	73,220	$953,318
Gartmore Global Health Sciences Fund Institutional Class (b)	44,197	532,133
Gartmore Global Utilities Fund Institutional Class (b)	56,771	709,069
Gartmore International Growth Fund Institutional Class (b)	48,164	445,513
Gartmore Mid Cap Growth Fund Institutional Class (b)	16,601	267,938
Gartmore Nationwide Fund Institutional Class (b)	37,537	791,282
Gartmore Small Cap Fund Institutional Class (b)	14,615	272,709

Gartmore US Growth Leaders Fund Institutional Class (b)	34,734	354,639
Gartmore US Growth Leaders Long-Short Fund Institutional Class (b)	63,506	607,755
Ishares Cohen & Steers Realty Majors Index Fund	6,274	483,725

		5,418,081

Fixed Income Funds (33.1%)

Gartmore Bond Fund Institutional Class (b)	131,100	1,270,360
Gartmore Convertible Fund Institutional Class (b)	76,741	790,430
Gartmore Government Bond Fund Institutional Class (b)	82,190	844,911

		2,905,701

Money Market Funds (4.9%)

Gartmore Money Market Fund Institutional Class (b)	426,644	426,644

Total Mutual Funds		8,750,426

Total Investments (Cost $8,376,981) (a) - 99.5%		8,750,426
Other assets in excess of liabilities - 0.5%		40,983

NET ASSETS - 100.0%		$8,791,409

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Gartmore Optimal Allocations Fund: Specialty

Statement of Investments

July 31, 2005

(Unaudited)

	Shares	Value
Mutual Funds (100.6%)
Equity Funds (100.6%)

Gartmore Emerging Markets Fund Institutional Class (b)	145,933	$2,162,725
Gartmore Global Financial Services Fund Institutional Class (b)	210,203	2,736,843
Gartmore Global Health Sciences Fund Institutional Class (b)	162,892	1,961,222
Gartmore Global Technology and Communications Fund Institutional Class (b)	263,704	994,163
Gartmore Global Utilities Fund Institutional Class (b)	78,459	979,954
Gartmore Micro Cap Equity Fund Institutional Class (b)	81,725	1,860,878
Gartmore US Growth Leaders Long-Short Fund Institutional Class (b)	200,519	1,918,964
Ishares Cohen & Steers Realty Majors Index Fund	19,791	1,525,886

Total Mutual Funds		14,140,635

Total Investments (Cost $13,281,460) (a) - 100.6%		14,140,635
Liabilities in excess of other assets - (0.6)%		(84,817)

NET ASSETS - 100.0%		$14,055,818

(a)	See Notes to Statement of Investments for tax unrealized appreciation (depreciation) of securities.
(b)	Investment in affiliate.

Notes to Statement of Investments

Securities Lending

The cash collateral received by the Funds at July 31, 2005 was pooled and invested in the following:

Security Type	Security Name	Market Value	Maturity Rate	Maturity Date
Bank Note - Floating Rate	U.S. Bank N.A.	$47,965,660	3.33%	08/02/05
Domestic Certificates of Deposit - Fixed	Washington Mutual Bank FA	21,406,357	3.15%	08/01/05
Funding Agreement/GIC	GE Life and Annuity	35,700,000	3.48%	08/15/05
Funding Agreement/GIC	ING USA	25,000,000	3.34%	08/18/05
Funding Agreement/GIC	Protective Life Insurance Company	25,000,000	3.80%	10/31/05
Master Note - Floating	Bank of America Corp.	15,000,000	3.39%	08/01/05
Master Note - Floating	CDC Financial Product Inc.	45,600,000	3.41%	8/1/2005
Master Note - Floating	Citigroup Global Markets Inc.	40,000,000	3.38%	08/01/05
Master Note - Floating	Goldman Sachs Group LP	50,000,000	3.40%	08/02/05
Master Note - Floating	Merrill Lynch Mortgage Capital	90,000,000	3.41%	08/01/05
Medium Term Note - Floating	Deutsche Bank Financial	15,000,000	3.44%	08/01/05
Medium Term Note - Floating	General Electric Capital Corp.	7,466,208	3.20%	08/03/05
Medium Term Note - Floating	General Electric Capital Corp.	16,502,818	3.37%	09/08/05
Medium Term Note - Floating	Islands Bank/HF Corp	24,000,000	3.53%	08/22/05
Medium Term Note - Floating	Northern Rock PLC	1,000,000	3.41%	09/09/05
Medium Term Note - Floating	Pacific Life Global Funding	29,994,067	3.73%	10/26/05
Money Market Fund	JPM S/L Collateral Investment	12,500,000	3.25%	08/01/05
Repurchase Agreement	Banc of America Securities LLC	139,000,000	3.32%	08/01/05
Repurchase Agreement	Nomura Securities	310,215,657	3.33%	08/01/05
Yankee Certificates of Deposit - Floating	Canadian Imperial Bank NY	33,492,739	3.44%	08/01/05
Yankee Certificates of Deposit - Floating	Credit Suisse First Boston, N.Y.	20,000,000	3.25%	08/10/05
Yankee Certificates of Deposit - Floating	Natexis Banques Populaires NY	18,995,799	3.47%	08/01/05
Yankee Certificates of Deposit - Floating	Nordea Bank New York	5,499,337	3.35%	08/01/05

As of July 31, 2005, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*
Growth	$13,564,068	$13,932,074
Large Cap Value	2,424,978	2,503,550
Nationwide	78,677,178	80,869,502
Small Cap	6,931,218	7,118,917
Bond	10,510,645	10,810,986
Government Bond	30,530,903	31,145,472
Morley Enhanced Income	11,409,813	12,506,704
Global Health Sciences	3,279,771	3,320,791
Global Technology and Communications	1,207,058	1,253,761
Mid Cap Growth Leaders	2,384,500	2,410,867
Small Cap Leaders	943,864	968,128
U.S. Growth Leaders	2,872,783	2,985,980
Worldwide Leaders	2,203,623	2,311,750
Value Opportunities	2,748,098	2,814,731
Micro Cap Equity	35,926,763	36,513,357
S&P 500 Index	149,334,417	153,264,316
Mid Cap Market Index	166,535,622	170,308,333
Small Cap Index	103,136,800	105,780,372
International Index	206,647,188	216,276,586
Bond Index	330,648,170	338,087,373
NorthPointe Small Cap Value	1,556,344	1,595,267

*	Includes securities and cash collateral

As of July 31, 2005, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Growth	256,815,631	$17,074,262	$(1,156,331)	$15,917,931
Large Cap Value	32,256,034	5,801,841	(410,702)	5,391,139
Nationwide	1,341,265,929	133,969,390	(22,719,700)	111,249,690
Mid Cap Growth	3,612,943	913,672	(61,699)	851,973
Small Cap	40,813,025	3,317,823	(773,224)	2,544,599
Investor Destinations Aggressive	469,302,473	66,855,051	(177,074)	66,677,977
Investor Destinations Moderately Aggressive	815,952,445	101,820,330	(1,078,523)	100,741,807
Investor Destinations Moderate	826,563,022	77,413,393	(2,233,982)	75,179,411
Investor Destinations Moderately Conservative	231,124,670	14,507,654	(1,041,287)	13,466,367
Investor Destinations Conservative	174,249,765	3,920,811	(1,041,991)	2,878,820
Bond	124,437,137	5,298,796	(316,823)	4,981,973
Government Bond	199,690,466	2,087,654	(657,491)	1,430,163
Tax-Free Income	166,142,659	14,517,253	—	14,517,253
Money Market	1,470,847,200	—	—	—
Morley Enhanced Income	424,014,998	149,735	(3,928,590)	(3,778,855)
Short Duration Bond	151,408,863	—	(2,320,469)	(2,320,469)
Global Financial Services	12,457,430	484,362	(111,059)	373,303
Global Health Sciences	30,384,905	1,959,314	(250,244)	1,709,070
Global Natural Resources	8,710,785	1,425,206	(34,966)	1,390,240
Global Technology and Communications	9,949,039	448,314	(77,354)	370,960
Global Utilities	9,068,432	447,160	(66,875)	380,285
Mid Cap Growth Leaders	38,483,437	4,405,759	(115,584)	4,290,175
Nationwide Leaders	13,625,822	435,235	(64,215)	371,020
Small Cap Leaders	14,374,072	1,116,049	(365,610)	750,439
U.S. Growth Leaders	91,582,884	4,580,189	(226,437)	4,353,752
Worldwide Leaders	33,557,090	3,056,024	(176,640)	2,879,384
China Opportunities	10,097,382	931,624	(524,957)	406,667
Emerging Markets	31,070,506	6,480,066	(490,569)	5,989,497
International Growth	10,764,278	1,160,629	(98,468)	1,062,161
High Yield Bond	22,820,264	1,041,005	(378,958)	662,047
Value Opportunities	17,241,490	1,962,818	(144,964)	1,817,854
Micro Cap Equity	163,597,386	21,350,375	(7,212,163)	14,138,212
U.S. Growth Leaders Long-Short	31,557,988	1,542,063	(950,150)	591,913
Convertible	43,074,143	1,351,909	(591,929)	759,980
Small Cap Growth	2,880,531	233,996	(15,654)	218,342
S&P 500 Index	2,451,659,042	331,087,824	(98,725,985)	232,361,839
Mid Cap Market Index	974,413,332	175,868,525	(18,984,574)	156,883,951
Small Cap Index	459,797,639	65,784,741	(10,886,213)	54,898,528
International Index	1,276,158,431	199,977,409	(10,254,989)	189,722,420
Bond Index	1,795,075,132	9,856,458	(10,388,158)	(531,700)
Small Cap Growth	39,650,680	6,122,749	(1,718,949)	4,403,800
Small Cap Value	27,119,929	4,112,555	(244,125)	3,868,430
Optimal Allocations: Aggressive	2,880,499	236,921	—	236,921
Optimal Allocations: Moderate	8,376,981	377,249	(3,804)	373,445
Optimal Allocations: Moderately Aggressive	6,271,517	365,388	(811)	364,577
Optimal Allocations: Specialty	13,284,154	856,481	—	856,481

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: (i) tax deferral of losses on wash sales; (ii) the difference between book and tax amortization methods for premium and market discount; and (iii) the return of capital adjustments from real estate investment trusts.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GARTMORE MUTUAL FUNDS

By (Signature and Title)		/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ PAUL J. HONDROS
	Name:	Paul J. Hondros
	Title:	President & Chief Executive Officer
	Date:	September 26, 2005

By (Signature and Title)		/s/ GERALD J. HOLLAND
	Name:	Gerald J. Holland
	Title:	Treasurer
	Date:	September 26, 2005